Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a) (80.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $2,177,177	$2,177,000	$2,177,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,177,000)		2,177,000
TOTAL INVESTMENT SECURITIES
(Cost $2,177,000) - 80.1%		2,177,000
Net other assets (liabilities) - 19.9%		539,904
NET ASSETS - 100.0%		$2,716,904

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	21	1/2/23	$(2,239,945)	$75,809

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Buy Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at October 31, 2022(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 39	Daily	5.00%	12/20/27	5.19%	$2,739,000	$20,389	$106,818	$(86,429)	$18,436

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

U.S. Treasury Obligation (62.3%)

	Principal Amount	Value
U.S. Treasury Notes, 4.13%, 9/30/27	$10,350,000	$10,292,994
TOTAL U.S. TREASURY OBLIGATION
(Cost $10,333,307)		10,292,994

Repurchase Agreements(a) (23.1%)
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $3,816,311	3,816,000	3,816,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,816,000)		3,816,000
TOTAL INVESTMENT SECURITIES
(Cost $14,149,307) - 85.4%		14,108,994
Net other assets (liabilities) - 14.6%		2,418,920
NET ASSETS - 100.0%		$16,527,914

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	9	1/2/23	$959,977	$(8,945)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection (1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at October 31, 2022(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 39	Daily	5.00%	12/20/27	5.22%	$14,960,000	$(112,881)	$(323,552)	$210,671	$(78,118)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: (unaudited)

Common Stocks (73.0%)

	Shares	Value
Bank of America Corp. (Banks)	28,155	$1,014,706
Bank OZK (Banks)	447	19,212
BOK Financial Corp. (Banks)	118	13,002
Citigroup, Inc. (Banks)	7,800	357,708
Citizens Financial Group, Inc. (Banks)	1,996	81,636
Comerica, Inc. (Banks)	527	37,154
Commerce Bancshares, Inc. (Banks)	439	31,099
Cullen/Frost Bankers, Inc. (Banks)	258	40,003
East West Bancorp, Inc. (Banks)	567	40,580
F.N.B. Corp. (Banks)	1,414	20,432
Fifth Third Bancorp (Banks)	2,764	98,647
First Citizens BancShares, Inc. - Class A (Banks)	53	43,572
First Financial Bankshares, Inc. (Banks)	523	20,130
First Horizon Corp. (Banks)	2,162	53,001
First Republic Bank (Banks)	735	88,274
Glacier Bancorp, Inc. (Banks)	446	25,547
Home BancShares, Inc. (Banks)	769	19,602
Huntington Bancshares, Inc. (Banks)	5,810	88,196
JPMorgan Chase & Co. (Banks)	11,813	1,487,020
KeyCorp (Banks)	3,758	67,155
M&T Bank Corp. (Banks)	707	119,038
New York Community Bancorp, Inc.(a) (Thrifts & Mortgage Finance)	1,879	17,493
Pinnacle Financial Partners, Inc. (Banks)	308	25,561
Popular, Inc. (Banks)	301	21,287
Prosperity Bancshares, Inc. (Banks)	368	26,338
Regions Financial Corp. (Banks)	3,765	82,642
Signature Bank (Banks)	254	40,267
SouthState Corp. (Banks)	304	27,491
SVB Financial Group* (Banks)	238	54,968
Synovus Financial Corp. (Banks)	585	23,312
TFS Financial Corp. (Thrifts & Mortgage Finance)	194	2,726
The PNC Financial Services Group, Inc. (Banks)	1,651	267,181
Truist Financial Corp. (Banks)	5,343	239,313
U.S. Bancorp (Banks)	5,448	231,268
UMB Financial Corp. (Banks)	174	14,480
Umpqua Holdings Corp. (Banks)	875	17,395
United Bankshares, Inc. (Banks)	542	22,954
Valley National Bancorp (Banks)	1,694	20,108
Webster Financial Corp. (Banks)	709	38,470
Wells Fargo & Co. (Banks)	15,276	702,543
Western Alliance Bancorp (Banks)	437	29,353
Wintrust Financial Corp. (Banks)	245	22,937
Zions Bancorp (Banks)	606	31,476
TOTAL COMMON STOCKS
(Cost $1,239,195)		5,725,277

Repurchase Agreements(b)(c) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,961,160	$1,961,000	$1,961,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,961,000)		1,961,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	17,841	$17,841
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,841)		17,841
TOTAL INVESTMENT SECURITIES
(Cost $3,218,036) - 98.2%		7,704,118
Net other assets (liabilities) - 1.8%		141,599
NET ASSETS - 100.0%		$7,845,717

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $17,484.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $642,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/23/22	3.68%	$3,000,063	$71,860
Dow Jones U.S. Banks Index	UBS AG	11/23/22	3.43%	3,061,607	91,122
				$6,061,670	$162,982

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Banks	$5,705,058	72.7%
Thrifts & Mortgage Finance	20,219	0.3%
Other **	2,120,440	27.0%
Total	$7,845,717	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (81.0%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	953	$238,630
Albemarle Corp. (Chemicals)	503	140,775
Alcoa Corp. (Metals & Mining)	773	30,170
Ashland, Inc. (Chemicals)	214	22,453
Axalta Coating Systems, Ltd.* (Chemicals)	947	22,084
Celanese Corp. (Chemicals)	428	41,139
CF Industries Holdings, Inc. (Chemicals)	856	90,959
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,221	28,851
Commercial Metals Co. (Metals & Mining)	517	23,524
Corteva, Inc. (Chemicals)	3,088	201,770
Dow, Inc. (Chemicals)	3,086	144,240
DuPont de Nemours, Inc. (Chemicals)	2,153	123,152
Eastman Chemical Co. (Chemicals)	528	40,556
Ecolab, Inc. (Chemicals)	1,066	167,437
Element Solutions, Inc. (Chemicals)	980	16,856
FMC Corp. (Chemicals)	542	64,444
Freeport-McMoRan, Inc. (Metals & Mining)	6,144	194,702
Ginkgo Bioworks Holdings, Inc.*(a) (Chemicals)	3,538	9,659
Huntsman Corp. (Chemicals)	814	21,783
International Flavors & Fragrances, Inc.(a) (Chemicals)	1,095	106,883
Linde PLC (Chemicals)	2,142	636,923
LyondellBasell Industries N.V. - Class A (Chemicals)	1,094	83,636
MP Materials Corp.* (Metals & Mining)	397	11,926
NewMarket Corp. (Chemicals)	30	9,130
Newmont Corp. (Metals & Mining)	3,411	144,354
Nucor Corp. (Metals & Mining)	1,125	147,802
Olin Corp. (Chemicals)	580	30,711
PPG Industries, Inc. (Chemicals)	1,009	115,208
Reliance Steel & Aluminum Co. (Metals & Mining)	258	51,982
Royal Gold, Inc. (Metals & Mining)	282	26,779
RPM International, Inc. (Chemicals)	554	52,392
Steel Dynamics, Inc. (Metals & Mining)	745	70,067
The Chemours Co. (Chemicals)	667	19,096
The Mosaic Co. (Chemicals)	1,483	79,711
The Scotts Miracle-Gro Co. - Class A (Chemicals)	174	7,988
United States Steel Corp. (Metals & Mining)	1,019	20,747
Valvoline, Inc. (Chemicals)	761	22,343
Westlake Corp. (Chemicals)	148	14,304
TOTAL COMMON STOCKS
(Cost $1,178,990)		3,275,166

Repurchase Agreements(b)(c) (19.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $773,063	$773,000	$773,000
TOTAL REPURCHASE AGREEMENTS
(Cost $773,000)		773,000

Collateral for Securities Loaned(d) (2.9%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	117,707	$117,707
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $117,707)		117,707
TOTAL INVESTMENT SECURITIES
(Cost $2,069,697) - 103.0%		4,165,873
Net other assets (liabilities) - (3.0)%		(121,283)
NET ASSETS - 100.0%		$4,044,590

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $116,389.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $296,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/23/22	3.68%	$1,867,325	$42,264
Dow Jones U.S. Basic Materials Index	UBS AG	11/23/22	3.43%	934,156	26,362
				$2,801,481	$68,626

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Chemicals	$2,524,262	62.4%
Metals & Mining	750,904	18.6%
Other **	769,424	19.0%
Total	$4,044,590	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (106.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $19,820,616	$19,819,000	$19,819,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,819,000)		19,819,000
TOTAL INVESTMENT SECURITIES
(Cost $19,819,000) - 106.9%		19,819,000
Net other assets (liabilities) - (6.9)%		(1,274,807)
NET ASSETS - 100.0%		$18,544,193

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $3,849,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	12/19/22	$(1,747,350)	$51,126

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/28/22	(3.43)%	$(3,403,471)	$(100,622)
S&P 500	UBS AG	11/28/22	(3.23)%	(13,389,307)	(220,764)
				$(16,792,778)	$(321,386)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (80.0%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	6,665	$181,155
AbbVie, Inc. (Biotechnology)	123,993	18,152,575
Agilent Technologies, Inc. (Life Sciences Tools & Services)	20,948	2,898,155
Alkermes PLC* (Biotechnology)	11,519	261,481
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	8,417	1,744,507
Amgen, Inc. (Biotechnology)	37,514	10,141,910
Apellis Pharmaceuticals, Inc.* (Biotechnology)	6,549	396,149
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	7,423	258,395
Avantor, Inc.* (Life Sciences Tools & Services)	47,258	953,194
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	5,261	233,588
Beam Therapeutics, Inc.*(a) (Biotechnology)	4,144	182,585
Biogen, Inc.* (Biotechnology)	10,176	2,884,285
Biohaven, Ltd.* (Biotechnology)	4,003	66,330
BioMarin Pharmaceutical, Inc.* (Biotechnology)	13,007	1,126,796
Bio-Techne Corp. (Life Sciences Tools & Services)	2,751	815,011
Blueprint Medicines Corp.* (Biotechnology)	4,188	217,106
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,567	757,096
CRISPR Therapeutics AG* (Biotechnology)	5,471	286,352
Danaher Corp. (Health Care Equipment & Supplies)	45,903	11,552,408
Denali Therapeutics, Inc.* (Biotechnology)	7,596	217,853
Exact Sciences Corp.* (Biotechnology)	12,410	431,620
Exelixis, Inc.* (Biotechnology)	22,569	374,194
Fate Therapeutics, Inc.* (Biotechnology)	5,782	120,959
Gilead Sciences, Inc. (Biotechnology)	87,882	6,895,222
Halozyme Therapeutics, Inc.* (Biotechnology)	9,662	461,940
Horizon Therapeutics PLC* (Pharmaceuticals)	16,156	1,006,842
Illumina, Inc.* (Life Sciences Tools & Services)	11,017	2,520,910
Incyte Corp.* (Biotechnology)	12,947	962,480
Intellia Therapeutics, Inc.* (Biotechnology)	5,331	281,370
Ionis Pharmaceuticals, Inc.* (Biotechnology)	9,954	439,967
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	13,079	2,742,273
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	7,656	127,090
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	1,761	390,907
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,578	1,996,060
Mirati Therapeutics, Inc.* (Biotechnology)	3,510	236,293
Moderna, Inc.* (Biotechnology)	23,593	3,546,736
Natera, Inc.* (Biotechnology)	6,799	319,281
Neurocrine Biosciences, Inc.* (Biotechnology)	6,707	772,110
Novavax, Inc.* (Biotechnology)	5,485	122,151
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,517	5,628,354
Repligen Corp.* (Life Sciences Tools & Services)	3,619	660,431
Sarepta Therapeutics, Inc.* (Biotechnology)	6,141	700,197
Seagen, Inc.* (Biotechnology)	9,575	1,217,557
Sotera Health Co.* (Life Sciences Tools & Services)	6,944	47,775
Syneos Health, Inc.* (Life Sciences Tools & Services)	7,199	362,686
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	4,912	198,740
United Therapeutics Corp.* (Biotechnology)	3,192	735,852
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,985	5,611,320
Vir Biotechnology, Inc.* (Biotechnology)	5,302	116,538
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	5,193	1,194,909
TOTAL COMMON STOCKS
(Cost $45,041,983)		93,549,695

Repurchase Agreements(b)(c) (18.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $21,333,739	$21,332,000	$21,332,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,332,000)		21,332,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	206,114	$206,114
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $206,114)		206,114
TOTAL INVESTMENT SECURITIES
(Cost $66,580,097) - 98.4%		115,087,809
Net other assets (liabilities) - 1.6%		1,829,919
NET ASSETS - 100.0%		$116,917,728

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $182,541.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $14,271,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/23/22	3.68%	$39,330,740	$1,058,770
Dow Jones U.S. Biotechnology Index	UBS AG	11/23/22	3.58%	43,110,823	1,057,825
				$82,441,563	$2,116,595

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Biotechnology	$65,109,205	55.7%
Health Care Equipment & Supplies	12,747,317	10.9%
Life Sciences Tools & Services	14,452,743	12.4%
Pharmaceuticals	1,006,842	0.8%
Semiconductors & Semiconductor Equipment	233,588	0.2%
Other **	23,368,033	20.0%
Total	$116,917,728	100.0%

Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

U.S. Treasury Obligation (53.0%)

	Principal Amount	Value
U.S. Treasury Bills, 2.67%+, 8/18/23^	$12,000,000	$11,984,875
TOTAL U.S. TREASURY OBLIGATION
(Cost $11,986,840)		11,984,875
TOTAL INVESTMENT SECURITIES
(Cost $11,986,840) - 53.0%		11,984,875
Reverse Repurchase Agreements including accrued interest – (53.0)%		(11,986,029)
Net other assets (liabilities) - 100.0%		22,612,998
NET ASSETS - 100.0%		$22,611,844

+	Reflects the effective yield or interest rate in effect at October 31, 2022.
^	$11,984,875 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	130	11/28/22	$13,247,000	$451,667
CME Bitcoin Futures Contracts	93	1/3/23	9,469,725	(198,114)
			$22,716,725	$253,553

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (52.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	374	$47,045
A.O. Smith Corp. (Building Products)	86	4,711
Abbott Laboratories (Health Care Equipment & Supplies)	1,183	117,047
AbbVie, Inc. (Biotechnology)	1,195	174,947
ABIOMED, Inc.* (Health Care Equipment & Supplies)	31	7,814
Accenture PLC - Class A (IT Services)	427	121,225
Activision Blizzard, Inc. (Entertainment)	480	34,944
Adobe, Inc.* (Software)	317	100,965
Advance Auto Parts, Inc. (Specialty Retail)	41	7,787
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,091	65,525
Aflac, Inc. (Insurance)	389	25,328
Agilent Technologies, Inc. (Life Sciences Tools & Services)	201	27,808
Air Products & Chemicals, Inc. (Chemicals)	150	37,559
Akamai Technologies, Inc.* (IT Services)	107	9,451
Alaska Air Group, Inc.* (Airlines)	85	3,779
Albemarle Corp. (Chemicals)	80	22,390
Alexandria Real Estate Equities, Inc.(a) (Equity Real Estate Investment Trusts (REITs))	100	14,530
Align Technology, Inc.* (Health Care Equipment & Supplies)	49	9,521
Allegion PLC (Building Products)	59	6,181
Alliant Energy Corp. (Electric Utilities)	169	8,817
Alphabet, Inc.* - Class A (Interactive Media & Services)	4,054	383,143
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,626	343,237
Altria Group, Inc. (Tobacco)	1,216	56,264
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,993	613,923
Amcor PLC (Containers & Packaging)	1,015	11,754
Ameren Corp. (Multi-Utilities)	174	14,184
American Airlines Group, Inc.* (Airlines)	438	6,211
American Electric Power Co., Inc. (Electric Utilities)	347	30,508
American Express Co. (Consumer Finance)	405	60,123
American International Group, Inc. (Insurance)	514	29,298
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	315	65,264
American Water Works Co., Inc. (Water Utilities)	123	17,877
Ameriprise Financial, Inc. (Capital Markets)	73	22,566
AmerisourceBergen Corp. (Health Care Providers & Services)	106	16,665
AMETEK, Inc. (Electrical Equipment)	155	20,097
Amgen, Inc. (Biotechnology)	362	97,867
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	403	30,560
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	351	50,060
ANSYS, Inc.* (Software)	59	13,048
Aon PLC (Insurance)	142	39,972
APA Corp. (Oil, Gas & Consumable Fuels)	220	10,001
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,213	1,566,061
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	589	52,003
Aptiv PLC* (Auto Components)	183	16,666
Arch Capital Group, Ltd.* (Insurance)	251	14,433
Archer-Daniels-Midland Co.(a) (Food Products)	378	36,658
Arista Networks, Inc.* (Communications Equipment)	167	20,184
Arthur J. Gallagher & Co. (Insurance)	142	26,565
Assurant, Inc. (Insurance)	37	5,027
AT&T, Inc. (Diversified Telecommunication Services)	4,817	87,814
Atmos Energy Corp. (Gas Utilities)	95	10,122
Autodesk, Inc.* (Software)	146	31,288
Automatic Data Processing, Inc. (IT Services)	282	68,159
AutoZone, Inc.* (Specialty Retail)	13	32,927
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	95	16,636
Avery Dennison Corp. (Containers & Packaging)	55	9,325
Baker Hughes Co. - Class A (Energy Equipment & Services)	683	18,892
Ball Corp. (Containers & Packaging)	212	10,471
Bank of America Corp. (Banks)	4,726	170,325
Bath & Body Works, Inc. (Specialty Retail)	153	5,107
Baxter International, Inc. (Health Care Equipment & Supplies)	340	18,479
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	193	45,542
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,221	360,305
Best Buy Co., Inc. (Specialty Retail)	135	9,235
Biogen, Inc.* (Biotechnology)	99	28,061
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	15	5,276
Bio-Techne Corp. (Life Sciences Tools & Services)	27	7,999
BlackRock, Inc. - Class A (Capital Markets)	102	65,883
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	27	50,476
BorgWarner, Inc. (Auto Components)	159	5,967
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	96	6,979
Boston Scientific Corp.* (Health Care Equipment & Supplies)	968	41,730
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,444	111,867
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	273	128,342
Broadridge Financial Solutions, Inc. (IT Services)	80	12,005
Brown & Brown, Inc. (Insurance)	158	9,289
Brown-Forman Corp. - Class B (Beverages)	124	8,432
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	85	8,306
Cadence Design Systems, Inc.* (Software)	185	28,007
Caesars Entertainment, Inc.*(a) (Hotels, Restaurants & Leisure)	143	6,253
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	72	8,320
Campbell Soup Co. (Food Products)	136	7,196
Capital One Financial Corp. (Consumer Finance)	259	27,459
Cardinal Health, Inc. (Health Care Providers & Services)	184	13,966
CarMax, Inc.* (Specialty Retail)	107	6,742

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Carnival Corp.*(a) - Class A (Hotels, Restaurants & Leisure)	668	$6,052
Carrier Global Corp. (Building Products)	568	22,584
Catalent, Inc.* (Pharmaceuticals)	121	7,953
Caterpillar, Inc. (Machinery)	357	77,275
Cboe Global Markets, Inc. (Capital Markets)	72	8,964
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	217	15,394
CDW Corp. (Electronic Equipment, Instruments & Components)	93	16,071
Celanese Corp. (Chemicals)	68	6,536
Centene Corp.* (Health Care Providers & Services)	386	32,860
CenterPoint Energy, Inc.(a) (Multi-Utilities)	425	12,159
Ceridian HCM Holding, Inc.*(a) (Software)	103	6,818
CF Industries Holdings, Inc. (Chemicals)	135	14,345
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	34	7,217
Charter Communications, Inc.* - Class A (Media)	75	27,572
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,216	219,974
Chipotle Mexican Grill, Inc.*(a) (Hotels, Restaurants & Leisure)	18	26,970
Chubb, Ltd. (Insurance)	283	60,813
Church & Dwight Co., Inc. (Household Products)	164	12,157
Cigna Corp. (Health Care Providers & Services)	207	66,873
Cincinnati Financial Corp. (Insurance)	107	11,055
Cintas Corp. (Commercial Services & Supplies)	58	24,798
Cisco Systems, Inc. (Communications Equipment)	2,799	127,158
Citigroup, Inc. (Banks)	1,308	59,985
Citizens Financial Group, Inc. (Banks)	333	13,620
CME Group, Inc. (Capital Markets)	243	42,112
CMS Energy Corp. (Multi-Utilities)	196	11,182
Cognizant Technology Solutions Corp. - Class A (IT Services)	350	21,788
Colgate-Palmolive Co. (Household Products)	563	41,572
Comcast Corp. - Class A (Media)	2,976	94,458
Comerica, Inc. (Banks)	88	6,204
Conagra Brands, Inc. (Food Products)	323	11,854
ConocoPhillips (Oil, Gas & Consumable Fuels)	861	108,563
Consolidated Edison, Inc. (Multi-Utilities)	240	21,110
Constellation Brands, Inc. - Class A (Beverages)	107	26,438
Constellation Energy Corp. (Electric Utilities)	222	20,988
Copart, Inc.* (Commercial Services & Supplies)	144	16,563
Corning, Inc. (Electronic Equipment, Instruments & Components)	514	16,535
Corteva, Inc. (Chemicals)	486	31,755
CoStar Group, Inc.*(a) (Professional Services)	268	22,169
Costco Wholesale Corp. (Food & Staples Retailing)	300	150,450
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	535	16,655
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	293	39,044
CSX Corp. (Road & Rail)	1,446	42,021
Cummins, Inc. (Machinery)	96	23,473
CVS Health Corp. (Health Care Providers & Services)	888	84,094
D.R. Horton, Inc. (Household Durables)	214	16,453
Danaher Corp. (Health Care Equipment & Supplies)	442	111,239
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	84	12,024
DaVita, Inc.* (Health Care Providers & Services)	38	2,774
Deere & Co. (Machinery)	187	74,018
Delta Air Lines, Inc.* (Airlines)	432	14,657
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	144	4,438
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	442	34,189
DexCom, Inc.* (Health Care Equipment & Supplies)	266	32,127
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	120	18,853
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	194	19,449
Discover Financial Services (Consumer Finance)	185	19,325
DISH Network Corp.* - Class A (Media)	168	2,505
Dollar General Corp. (Multiline Retail)	153	39,023
Dollar Tree, Inc.* (Multiline Retail)	142	22,507
Dominion Energy, Inc. (Multi-Utilities)	562	39,324
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	24	7,974
Dover Corp. (Machinery)	98	12,808
Dow, Inc. (Chemicals)	485	22,669
DTE Energy Co. (Multi-Utilities)	131	14,686
Duke Energy Corp. (Electric Utilities)	520	48,454
DuPont de Nemours, Inc. (Chemicals)	338	19,334
DXC Technology Co.* (IT Services)	154	4,428
Eastman Chemical Co. (Chemicals)	83	6,375
Eaton Corp. PLC (Electrical Equipment)	269	40,369
eBay, Inc. (Internet & Direct Marketing Retail)	369	14,701
Ecolab, Inc. (Chemicals)	167	26,231
Edison International (Electric Utilities)	257	15,430
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	419	30,348
Electronic Arts, Inc. (Entertainment)	179	22,547
Elevance Health, Inc. (Health Care Providers & Services)	161	88,030
Eli Lilly & Co. (Pharmaceuticals)	533	192,994
Emerson Electric Co. (Electrical Equipment)	399	34,553
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	93	28,551
Entergy Corp. (Electric Utilities)	138	14,785
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	396	54,062
EPAM Systems, Inc.* (IT Services)	39	13,650
EQT Corp. (Oil, Gas & Consumable Fuels)	249	10,418
Equifax, Inc. (Professional Services)	83	14,072
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	62	35,119
Equity Residential (Equity Real Estate Investment Trusts (REITs))	228	14,369

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares		Value
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	44		$9,779
Etsy, Inc.* (Internet & Direct Marketing Retail)	86		8,076
Everest Re Group, Ltd. (Insurance)	27		8,712
Evergy, Inc. (Electric Utilities)	155		9,475
Eversource Energy (Electric Utilities)	235		17,926
Exelon Corp. (Electric Utilities)	670		25,855
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	102		9,534
Expeditors International of Washington, Inc. (Air Freight & Logistics)	111		10,861
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	91		16,147
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,818		312,262
F5, Inc.* (Communications Equipment)	41		5,859
FactSet Research Systems, Inc. (Capital Markets)	26		11,063
Fastenal Co. (Trading Companies & Distributors)	389		18,801
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	49		4,850
FedEx Corp. (Air Freight & Logistics)	161		25,805
Fidelity National Information Services, Inc. (IT Services)	411		34,109
Fifth Third Bancorp (Banks)	463		16,524
First Horizon Corp. (Banks)	–	†	9
First Republic Bank (Banks)	123		14,772
FirstEnergy Corp. (Electric Utilities)	366		13,802
Fiserv, Inc.* (IT Services)	433		44,486
FleetCor Technologies, Inc.* (IT Services)	52		9,678
FMC Corp. (Chemicals)	85		10,107
Ford Motor Co. (Automobiles)	2,669		35,685
Fortinet, Inc.* (Software)	441		25,208
Fortive Corp. (Machinery)	241		15,400
Fortune Brands Home & Security, Inc. (Building Products)	86		5,188
Fox Corp. - Class A (Media)	206		5,947
Fox Corp. - Class B (Media)	94		2,557
Franklin Resources, Inc. (Capital Markets)	191		4,479
Freeport-McMoRan, Inc. (Metals & Mining)	965		30,581
Garmin, Ltd. (Household Durables)	104		9,156
Gartner, Inc.* (IT Services)	54		16,304
Generac Holdings, Inc.* (Electrical Equipment)	44		5,100
General Dynamics Corp. (Aerospace & Defense)	152		37,970
General Electric Co. (Industrial Conglomerates)	741		57,657
General Mills, Inc. (Food Products)	403		32,877
General Motors Co. (Automobiles)	984		38,622
Genuine Parts Co. (Distributors)	96		17,075
Gilead Sciences, Inc. (Biotechnology)	848		66,534
Global Payments, Inc. (IT Services)	187		21,367
Globe Life, Inc. (Insurance)	61		7,047
Halliburton Co.(a) (Energy Equipment & Services)	612		22,289
Hartford Financial Services Group, Inc. (Insurance)	219		15,858
Hasbro, Inc. (Leisure Products)	87		5,677
HCA Healthcare, Inc. (Health Care Providers & Services)	145		31,533
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	362		8,590
Henry Schein, Inc.* (Health Care Providers & Services)	92		6,298
Hess Corp. (Oil, Gas & Consumable Fuels)	188		26,523
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	877		12,515
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	185		25,023
Hologic, Inc.* (Health Care Equipment & Supplies)	168		11,390
Honeywell International, Inc. (Industrial Conglomerates)	455		92,830
Hormel Foods Corp. (Food Products)	194		9,011
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	482		9,100
Howmet Aerospace, Inc. (Aerospace & Defense)	249		8,852
HP, Inc. (Technology Hardware, Storage & Peripherals)	614		16,959
Humana, Inc. (Health Care Providers & Services)	85		47,437
Huntington Bancshares, Inc. (Banks)	974		14,785
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	27		6,941
IDEX Corp. (Machinery)	52		11,560
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	57		20,502
Illinois Tool Works, Inc. (Machinery)	191		40,784
Illumina, Inc.* (Life Sciences Tools & Services)	106		24,255
Incyte Corp.* (Biotechnology)	125		9,293
Ingersoll Rand, Inc. (Machinery)	272		13,736
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,776		78,922
Intercontinental Exchange, Inc. (Capital Markets)	377		36,030
International Business Machines Corp. (IT Services)	610		84,357
International Flavors & Fragrances, Inc.(a) (Chemicals)	172		16,789
International Paper Co. (Containers & Packaging)	244		8,201
Intuit, Inc. (Software)	191		81,653
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	242		59,646
Invesco, Ltd. (Capital Markets)	307		4,703
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	391		12,391
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	126		26,418
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	195		9,764
J.B. Hunt Transport Services, Inc. (Road & Rail)	57		9,751
Jack Henry & Associates, Inc. (IT Services)	49		9,754
Jacobs Solutions, Inc. (Professional Services)	86		9,909
Johnson & Johnson (Pharmaceuticals)	1,778		309,319
Johnson Controls International PLC (Building Products)	465		26,896
JPMorgan Chase & Co. (Banks)	1,983		249,620

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Juniper Networks, Inc. (Communications Equipment)	217	$6,640
Kellogg Co. (Food Products)	172	13,213
Keurig Dr Pepper, Inc. (Beverages)	573	22,255
KeyCorp(a) (Banks)	629	11,240
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	121	21,072
Kimberly-Clark Corp. (Household Products)	228	28,377
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	417	8,915
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,339	24,263
KLA Corp. (Semiconductors & Semiconductor Equipment)	97	30,696
L3Harris Technologies, Inc. (Aerospace & Defense)	129	31,795
Laboratory Corp. of America Holdings (Health Care Providers & Services)	61	13,533
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	93	37,645
Lamb Weston Holding, Inc. (Food Products)	97	8,363
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	221	8,400
Leidos Holdings, Inc. (Professional Services)	93	9,448
Lennar Corp. - Class A (Household Durables)	172	13,880
Lincoln National Corp. (Insurance)	104	5,602
Linde PLC (Chemicals)	337	100,206
Live Nation Entertainment, Inc.* (Entertainment)	96	7,643
LKQ Corp. (Distributors)	175	9,737
Lockheed Martin Corp.(a) (Aerospace & Defense)	159	77,382
Loews Corp. (Insurance)	135	7,698
Lowe's Cos., Inc. (Specialty Retail)	433	84,414
Lumen Technologies, Inc. (Diversified Telecommunication Services)	643	4,732
LyondellBasell Industries N.V. - Class A (Chemicals)	172	13,149
M&T Bank Corp. (Banks)	118	19,868
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	457	13,916
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	337	38,290
MarketAxess Holdings, Inc. (Capital Markets)	25	6,101
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	188	30,038
Marsh & McLennan Cos., Inc. (Insurance)	337	54,422
Martin Marietta Materials, Inc. (Construction Materials)	43	14,447
Masco Corp. (Building Products)	152	7,033
Mastercard, Inc. - Class A (IT Services)	576	189,032
Match Group, Inc.* (Interactive Media & Services)	191	8,251
McCormick & Co., Inc. (Food Products)	169	13,290
McDonald's Corp. (Hotels, Restaurants & Leisure)	497	135,512
McKesson Corp. (Health Care Providers & Services)	98	38,158
Medtronic PLC (Health Care Equipment & Supplies)	899	78,519
Merck & Co., Inc. (Pharmaceuticals)	1,713	173,356
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,543	143,746
MetLife, Inc. (Insurance)	453	33,164
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	15	18,974
MGM Resorts International (Hotels, Restaurants & Leisure)	219	7,790
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	374	23,091
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	745	40,305
Microsoft Corp. (Software)	5,042	1,170,400
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	79	12,439
Moderna, Inc.* (Biotechnology)	228	34,275
Mohawk Industries, Inc.* (Household Durables)	37	3,506
Molina Healthcare, Inc.* (Health Care Providers & Services)	39	13,996
Molson Coors Beverage Co. - Class B (Beverages)	126	6,354
Mondelez International, Inc. - Class A (Food Products)	926	56,931
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	30	10,184
Monster Beverage Corp.* (Beverages)	260	24,367
Moody's Corp. (Capital Markets)	106	28,076
Morgan Stanley (Capital Markets)	906	74,446
Motorola Solutions, Inc. (Communications Equipment)	112	27,968
MSCI, Inc. - Class A (Capital Markets)	55	25,787
Nasdaq, Inc. (Capital Markets)	229	14,253
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	149	10,321
Netflix, Inc.* (Entertainment)	301	87,856
Newell Brands, Inc. (Household Durables)	253	3,494
Newmont Corp. (Metals & Mining)	536	22,684
News Corp. - Class A (Media)	260	4,386
News Corp. - Class B (Media)	80	1,370
NextEra Energy, Inc. (Electric Utilities)	1,328	102,920
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	855	79,241
NiSource, Inc. (Multi-Utilities)	273	7,013
Nordson Corp. (Machinery)	37	8,325
Norfolk Southern Corp. (Road & Rail)	159	36,263
Northern Trust Corp. (Capital Markets)	140	11,809
Northrop Grumman Corp. (Aerospace & Defense)	99	54,352
NortonLifeLock, Inc. (Software)	399	8,989
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	284	4,797
NRG Energy, Inc. (Electric Utilities)	158	7,015
Nucor Corp. (Metals & Mining)	177	23,254
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,692	228,368
NVR, Inc.* (Household Durables)	2	8,476
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	178	26,002

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	503	$36,518
Old Dominion Freight Line, Inc. (Road & Rail)	62	17,025
Omnicom Group, Inc. (Media)	139	10,112
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	293	17,999
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	301	17,855
Oracle Corp. (Software)	1,027	80,178
O'Reilly Automotive, Inc.* (Specialty Retail)	44	36,835
Organon & Co. (Pharmaceuticals)	171	4,477
Otis Worldwide Corp. (Machinery)	283	19,991
PACCAR, Inc. (Machinery)	235	22,755
Packaging Corp. of America (Containers & Packaging)	63	7,573
Paramount Global(a) - Class B (Media)	340	6,229
Parker-Hannifin Corp. (Machinery)	87	25,284
Paychex, Inc. (IT Services)	216	25,555
Paycom Software, Inc.* (Software)	33	11,418
PayPal Holdings, Inc.* (IT Services)	782	65,360
Pentair PLC (Machinery)	110	4,725
PepsiCo, Inc. (Beverages)	933	169,415
PerkinElmer, Inc. (Life Sciences Tools & Services)	85	11,354
Pfizer, Inc. (Pharmaceuticals)	3,794	176,611
PG&E Corp.* (Electric Utilities)	1,095	16,348
Philip Morris International, Inc. (Tobacco)	1,047	96,167
Phillips 66 (Oil, Gas & Consumable Fuels)	324	33,790
Pinnacle West Capital Corp. (Electric Utilities)	76	5,108
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	160	41,026
Pool Corp.(a) (Distributors)	27	8,214
PPG Industries, Inc. (Chemicals)	159	18,155
PPL Corp. (Electric Utilities)	497	13,166
Principal Financial Group, Inc. (Insurance)	156	13,748
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	624	69,107
Prudential Financial, Inc. (Insurance)	252	26,508
PTC, Inc.* (Software)	72	8,484
Public Service Enterprise Group, Inc. (Multi-Utilities)	336	18,840
Public Storage (Equity Real Estate Investment Trusts (REITs))	106	32,834
PulteGroup, Inc. (Household Durables)	155	6,198
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	70	6,026
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	759	89,304
Quanta Services, Inc. (Construction & Engineering)	97	13,778
Quest Diagnostics, Inc. (Health Care Providers & Services)	79	11,348
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	29	2,688
Raymond James Financial, Inc. (Capital Markets)	131	15,476
Raytheon Technologies Corp. (Aerospace & Defense)	998	94,629
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	418	26,029
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	104	6,293
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	72	53,910
Regions Financial Corp. (Banks)	630	13,829
Republic Services, Inc. (Commercial Services & Supplies)	139	18,434
ResMed, Inc. (Health Care Equipment & Supplies)	99	22,145
Robert Half International, Inc. (Professional Services)	74	5,658
Rockwell Automation, Inc. (Electrical Equipment)	79	20,169
Rollins, Inc. (Commercial Services & Supplies)	155	6,522
Roper Technologies, Inc. (Industrial Conglomerates)	72	29,847
Ross Stores, Inc. (Specialty Retail)	237	22,679
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	148	7,900
S&P Global, Inc. (Capital Markets)	230	73,888
Salesforce, Inc.* (Software)	673	109,423
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	73	19,703
Schlumberger, Ltd. (Energy Equipment & Services)	955	49,688
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	131	6,505
Sealed Air Corp. (Containers & Packaging)	97	4,619
Sempra Energy (Multi-Utilities)	213	32,151
ServiceNow, Inc.* (Software)	137	57,641
Signature Bank (Banks)	43	6,817
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	222	24,194
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	108	9,289
Snap-on, Inc. (Machinery)	37	8,216
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	38	8,741
Southwest Airlines Co.* (Airlines)	400	14,540
Stanley Black & Decker, Inc. (Machinery)	99	7,771
Starbucks Corp. (Hotels, Restaurants & Leisure)	775	67,107
State Street Corp. (Capital Markets)	249	18,426
STERIS PLC (Health Care Equipment & Supplies)	68	11,735
Stryker Corp. (Health Care Equipment & Supplies)	228	52,267
SVB Financial Group* (Banks)	40	9,238
Synchrony Financial (Consumer Finance)	324	11,521
Synopsys, Inc.* (Software)	104	30,425
Sysco Corp. (Food & Staples Retailing)	343	29,690
T. Rowe Price Group, Inc. (Capital Markets)	153	16,242
Take-Two Interactive Software, Inc.* (Entertainment)	106	12,559
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	168	5,322
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	154	10,529
Target Corp. (Multiline Retail)	314	51,574
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	216	26,402

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	31	$12,337
Teleflex, Inc. (Health Care Equipment & Supplies)	31	6,651
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	106	8,623
Tesla, Inc.* (Automobiles)	1,801	409,799
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	617	99,108
Textron, Inc. (Aerospace & Defense)	143	9,787
The AES Corp. (Independent Power and Renewable Electricity Producers)	451	11,798
The Allstate Corp. (Insurance)	182	22,978
The Bank of New York Mellon Corp. (Capital Markets)	496	20,887
The Boeing Co.* (Aerospace & Defense)	378	53,869
The Charles Schwab Corp. (Capital Markets)	1,032	82,219
The Clorox Co. (Household Products)	84	12,267
The Coca-Cola Co. (Beverages)	2,631	157,466
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	33	9,022
The Estee Lauder Cos., Inc. (Personal Products)	156	31,276
The Goldman Sachs Group, Inc. (Capital Markets)	230	79,237
The Hershey Co. (Food Products)	99	23,638
The Home Depot, Inc. (Specialty Retail)	695	205,811
The Interpublic Group of Cos., Inc. (Media)	264	7,865
The JM Smucker Co. - Class A (Food Products)	72	10,848
The Kraft Heinz Co. (Food Products)	537	20,658
The Kroger Co. (Food & Staples Retailing)	439	20,760
The Mosaic Co. (Chemicals)	233	12,524
The PNC Financial Services Group, Inc. (Banks)	278	44,989
The Procter & Gamble Co. (Household Products)	1,616	217,627
The Progressive Corp. (Insurance)	395	50,718
The Sherwin-Williams Co. (Chemicals)	159	35,780
The Southern Co. (Electric Utilities)	718	47,015
The TJX Cos., Inc. (Specialty Retail)	792	57,103
The Travelers Cos., Inc. (Insurance)	159	29,329
The Walt Disney Co.* (Entertainment)	1,233	131,363
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	823	26,937
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	265	136,202
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	407	61,685
Tractor Supply Co. (Specialty Retail)	75	16,483
Trane Technologies PLC (Building Products)	156	24,902
TransDigm Group, Inc. (Aerospace & Defense)	36	20,727
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	167	10,047
Truist Financial Corp. (Banks)	896	40,132
Tyler Technologies, Inc.* (Software)	28	9,053
Tyson Foods, Inc. - Class A (Food Products)	196	13,397
U.S. Bancorp (Banks)	914	38,799
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	205	8,151
Ulta Beauty, Inc.* (Specialty Retail)	36	15,097
Union Pacific Corp. (Road & Rail)	422	83,193
United Airlines Holdings, Inc.* (Airlines)	220	9,478
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	495	83,047
United Rentals, Inc.* (Trading Companies & Distributors)	47	14,838
UnitedHealth Group, Inc. (Health Care Providers & Services)	632	350,856
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	44	5,098
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	267	33,522
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	269	10,526
VeriSign, Inc.* (IT Services)	63	12,629
Verisk Analytics, Inc. (Professional Services)	106	19,380
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,839	106,094
Vertex Pharmaceuticals, Inc.* (Biotechnology)	173	53,976
VF Corp. (Textiles, Apparel & Luxury Goods)	222	6,272
Viatris, Inc. (Pharmaceuticals)	820	8,307
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	651	20,845
Visa, Inc. - Class A (IT Services)	1,106	229,118
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	107	2,524
Vulcan Materials Co. (Construction Materials)	90	14,733
W.R. Berkley Corp. (Insurance)	138	10,264
W.W. Grainger, Inc. (Trading Companies & Distributors)	31	18,115
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	484	17,666
Walmart, Inc. (Food & Staples Retailing)	963	137,064
Warner Bros Discovery, Inc.* (Entertainment)	1,493	19,409
Waste Management, Inc. (Commercial Services & Supplies)	255	40,385
Waters Corp.* (Life Sciences Tools & Services)	41	12,266
WEC Energy Group, Inc. (Multi-Utilities)	213	19,453
Wells Fargo & Co. (Banks)	2,563	117,872
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	313	19,106
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	51	11,735
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	210	7,218
Westinghouse Air Brake Technologies Corp. (Machinery)	123	11,473
WestRock Co. (Containers & Packaging)	170	5,790
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	500	15,465
Whirlpool Corp. (Household Durables)	38	5,253
Willis Towers Watson PLC (Insurance)	74	16,148
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	70	4,473
Xcel Energy, Inc. (Electric Utilities)	370	24,091
Xylem, Inc. (Machinery)	122	12,496

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	193	$22,822
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	36	10,196
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	141	15,982
Zions Bancorp (Banks)	101	5,246
Zoetis, Inc. (Pharmaceuticals)	317	47,797
TOTAL COMMON STOCKS
(Cost $5,491,156)		21,996,530

Repurchase Agreements(b)(c) (41.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $17,414,419	$17,413,000	$17,413,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,413,000)		17,413,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	265,516	$265,516
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $265,516)		265,516
TOTAL INVESTMENT SECURITIES
(Cost $23,169,672) - 94.5%		39,675,046
Net other assets (liabilities) - 5.5%		2,309,058
NET ASSETS - 100.0%		$41,984,104

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $260,528.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,233,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	12/19/22	$2,912,250	$(85,304)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/28/22	3.68%	$4,801,255	$73,043
S&P 500	UBS AG	11/28/22	3.58%	12,274,177	201,909
				$17,075,432	$274,952

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Bull ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$396,305	0.9%
Air Freight & Logistics	128,019	0.3%
Airlines	48,665	0.1%
Auto Components	22,633	0.1%
Automobiles	484,106	1.2%
Banks	853,875	2.0%
Beverages	414,726	1.0%
Biotechnology	518,863	1.2%
Building Products	97,495	0.2%
Capital Markets	662,647	1.6%
Chemicals	393,904	0.9%
Commercial Services & Supplies	106,702	0.3%
Communications Equipment	187,809	0.4%
Construction & Engineering	13,778	NM
Construction Materials	29,180	0.1%
Consumer Finance	118,428	0.3%
Containers & Packaging	57,733	0.1%
Distributors	35,026	0.1%
Diversified Financial Services	360,305	0.9%
Diversified Telecommunication Services	198,640	0.5%
Electric Utilities	421,703	1.0%
Electrical Equipment	120,288	0.3%
Electronic Equipment, Instruments & Components	143,220	0.3%
Energy Equipment & Services	90,869	0.2%
Entertainment	316,321	0.8%
Equity Real Estate Investment Trusts (REITs)	566,462	1.3%
Food & Staples Retailing	355,630	0.8%
Food Products	257,934	0.6%
Gas Utilities	10,122	NM
Health Care Equipment & Supplies	717,879	1.7%
Health Care Providers & Services	823,519	2.0%
Hotels, Restaurants & Leisure	433,145	1.0%
Household Durables	66,416	0.2%
Household Products	312,000	0.7%
Independent Power and Renewable Electricity Producers	11,798	NM
Industrial Conglomerates	227,379	0.5%
Insurance	523,975	1.3%
Interactive Media & Services	878,378	2.1%
Internet & Direct Marketing Retail	636,700	1.5%
IT Services	992,455	2.4%
Leisure Products	5,677	NM
Life Sciences Tools & Services	277,769	0.7%
Machinery	390,091	0.9%
Media	163,001	0.4%
Metals & Mining	76,519	0.2%
Multiline Retail	113,104	0.3%
Multi-Utilities	190,102	0.5%
Oil, Gas & Consumable Fuels	1,088,146	2.6%
Personal Products	31,276	0.1%
Pharmaceuticals	1,032,680	2.5%
Professional Services	80,636	0.2%
Real Estate Management & Development	15,394	NM
Road & Rail	188,253	0.5%
Semiconductors & Semiconductor Equipment	1,038,784	2.5%
Software	1,772,997	4.2%
Specialty Retail	500,220	1.2%
Technology Hardware, Storage & Peripherals	1,619,579	3.9%
Textiles, Apparel & Luxury Goods	93,523	0.2%
Tobacco	152,431	0.4%
Trading Companies & Distributors	51,754	0.1%
Water Utilities	17,877	NM
Wireless Telecommunication Services	61,685	0.1%
Other **	19,987,574	47.6%
Total	$41,984,104	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (73.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,587	$115,534
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,281	310,087
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,934	277,732
AT&T, Inc. (Diversified Telecommunication Services)	7,653	139,514
Charter Communications, Inc.* - Class A (Media)	361	132,711
Comcast Corp. - Class A (Media)	3,906	123,976
DISH Network Corp.* - Class A (Media)	818	12,196
Electronic Arts, Inc. (Entertainment)	860	108,326
Fox Corp. - Class A (Media)	998	28,812
Fox Corp. - Class B (Media)	459	12,485
Live Nation Entertainment, Inc.* (Entertainment)	463	36,859
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,103	22,838
Match Group, Inc.* (Interactive Media & Services)	922	39,830
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,404	317,118
Netflix, Inc.* (Entertainment)	496	144,772
News Corp. - Class A (Media)	1,257	21,206
News Corp. - Class B (Media)	390	6,681
Omnicom Group, Inc. (Media)	668	48,597
Paramount Global(a) - Class B (Media)	1,646	30,155
Take-Two Interactive Software, Inc.* (Entertainment)	510	60,425
The Interpublic Group of Cos., Inc. (Media)	1,274	37,952
The Walt Disney Co.* (Entertainment)	1,220	129,979
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	898	136,101
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,075	114,913
Warner Bros Discovery, Inc.* (Entertainment)	7,197	93,561
TOTAL COMMON STOCKS
(Cost $2,403,288)		2,502,360

Repurchase Agreements(b)(c) (26.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $903,074	$903,000	$903,000
TOTAL REPURCHASE AGREEMENTS
(Cost $903,000)		903,000

Collateral for Securities Loaned(d) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	32,078	$32,078
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $32,078)		32,078
TOTAL INVESTMENT SECURITIES
(Cost $3,338,366) - 101.2%		3,437,438
Net other assets (liabilities) - (1.2)%		(41,236)
NET ASSETS - 100.0%		$3,396,202

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $30,136.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $527,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	11/23/22	3.68%	$1,544,406	$(60,904)
S&P Communication Services Select Sector Index	UBS AG	11/23/22	3.43%	1,170,897	(55,792)
				$2,715,303	$(116,696)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Diversified Telecommunication Services	$277,265	8.2%
Entertainment	689,456	20.3%
Interactive Media & Services	944,767	27.8%
Media	454,771	13.4%
Wireless Telecommunication Services	136,101	4.0%
Other **	893,842	26.3%
Total	$3,396,202	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (66.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	561	$40,840
Altria Group, Inc. (Tobacco)	1,419	65,657
Aptiv PLC* (Auto Components)	214	19,490
Archer-Daniels-Midland Co.(a) (Food Products)	442	42,865
Autoliv, Inc. (Auto Components)	62	4,982
BorgWarner, Inc. (Auto Components)	187	7,018
Brown-Forman Corp. - Class B (Beverages)	145	9,860
Brunswick Corp. (Leisure Products)	59	4,170
Bunge, Ltd. (Food Products)	120	11,844
Campbell Soup Co. (Food Products)	159	8,413
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	110	5,025
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	31	2,104
Celsius Holdings, Inc.* (Beverages)	32	2,915
Church & Dwight Co., Inc. (Household Products)	192	14,233
Colgate-Palmolive Co. (Household Products)	657	48,513
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	28	2,086
Conagra Brands, Inc. (Food Products)	379	13,909
Constellation Brands, Inc. - Class A (Beverages)	125	30,885
Coty, Inc.* - Class A (Personal Products)	285	1,912
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	49	3,467
D.R. Horton, Inc. (Household Durables)	249	19,142
Darling Ingredients, Inc.* (Food Products)	126	9,888
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	21	7,349
Electronic Arts, Inc. (Entertainment)	208	26,200
Flowers Foods, Inc. (Food Products)	153	4,393
Ford Motor Co. (Automobiles)	3,111	41,594
Fox Factory Holding Corp.* (Auto Components)	33	2,899
General Mills, Inc. (Food Products)	469	38,261
General Motors Co. (Automobiles)	1,149	45,098
Gentex Corp. (Auto Components)	186	4,927
Genuine Parts Co. (Distributors)	111	19,743
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	275	1,876
Harley-Davidson, Inc. (Automobiles)	106	4,558
Hasbro, Inc. (Leisure Products)	103	6,720
Helen of Troy, Ltd.* (Household Durables)	19	1,798
Hormel Foods Corp. (Food Products)	229	10,637
Ingredion, Inc. (Food Products)	52	4,634
Kellogg Co. (Food Products)	202	15,518
Keurig Dr Pepper, Inc. (Beverages)	670	26,023
Kimberly-Clark Corp. (Household Products)	266	33,106
Lamb Weston Holding, Inc. (Food Products)	113	9,743
Lancaster Colony Corp. (Food Products)	16	2,884
Lear Corp. (Auto Components)	47	6,519
Leggett & Platt, Inc. (Household Durables)	106	3,578
Lennar Corp. - Class A (Household Durables)	201	16,221
Lennar Corp. - Class B (Household Durables)	13	848
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	79	1,182
Lucid Group, Inc.*(a) (Automobiles)	462	6,602
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	91	29,943
Mattel, Inc.* (Leisure Products)	280	5,309
McCormick & Co., Inc. (Food Products)	197	15,492
Mohawk Industries, Inc.* (Household Durables)	41	3,885
Molson Coors Beverage Co. - Class B (Beverages)	149	7,514
Mondelez International, Inc. - Class A (Food Products)	1,080	66,399
Monster Beverage Corp.* (Beverages)	303	28,397
National Beverage Corp. (Beverages)	19	901
Newell Brands, Inc. (Household Durables)	298	4,115
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	995	92,216
NVR, Inc.* (Household Durables)	2	8,476
Olaplex Holdings, Inc.* (Personal Products)	68	299
Peloton Interactive, Inc.*(a) - Class A (Leisure Products)	243	2,041
PepsiCo, Inc. (Beverages)	1,087	197,377
Performance Food Group Co.* (Food & Staples Retailing)	123	6,401
Philip Morris International, Inc. (Tobacco)	1,221	112,149
Pilgrim's Pride Corp.* (Food Products)	36	830
Playtika Holding Corp.* (Entertainment)	83	784
Polaris, Inc. (Leisure Products)	44	4,470
Pool Corp. (Distributors)	31	9,431
Post Holdings, Inc.* (Food Products)	43	3,888
PulteGroup, Inc. (Household Durables)	183	7,318
PVH Corp. (Textiles, Apparel & Luxury Goods)	54	2,771
QuantumScape Corp.*(a) (Auto Components)	216	1,799
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	34	3,151
Reynolds Consumer Products, Inc. (Household Products)	44	1,344
Rivian Automotive, Inc.* - Class A (Automobiles)	430	15,037
ROBLOX Corp.* - Class A (Entertainment)	285	12,751
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	107	3,684
Stanley Black & Decker, Inc. (Machinery)	117	9,183
Take-Two Interactive Software, Inc.* (Entertainment)	124	14,692
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	200	6,336
Tempur Sealy International, Inc. (Household Durables)	136	3,657
Tesla, Inc.* (Automobiles)	2,098	477,379
The Boston Beer Co., Inc.* - Class A (Beverages)	7	2,613
The Clorox Co. (Household Products)	97	14,166
The Coca-Cola Co. (Beverages)	3,066	183,500
The Estee Lauder Cos., Inc. (Personal Products)	182	36,490
The Hershey Co. (Food Products)	115	27,459
The JM Smucker Co. - Class A (Food Products)	84	12,655
The Kraft Heinz Co. (Food Products)	628	24,159
The Procter & Gamble Co. (Household Products)	1,882	253,449
Thor Industries, Inc. (Automobiles)	43	3,503

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Toll Brothers, Inc. (Household Durables)	85	$3,662
TopBuild Corp.* (Household Durables)	26	4,424
Topgolf Callaway Brands Corp.* (Leisure Products)	110	2,059
Tyson Foods, Inc. - Class A (Food Products)	229	15,652
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	149	1,110
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	158	1,036
US Foods Holding Corp.* (Food & Staples Retailing)	162	4,821
VF Corp. (Textiles, Apparel & Luxury Goods)	261	7,373
Whirlpool Corp. (Household Durables)	43	5,944
YETI Holdings, Inc.* (Leisure Products)	69	2,214
TOTAL COMMON STOCKS
(Cost $757,601)		2,477,837

Repurchase Agreements(b)(c) (28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,070,087	$1,070,000	$1,070,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,070,000)		1,070,000

Collateral for Securities Loaned(d) (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	52,955	$52,955
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $52,955)		52,955
TOTAL INVESTMENT SECURITIES
(Cost $1,880,556) - 96.8%		3,600,792
Net other assets (liabilities) - 3.2%		118,236
NET ASSETS - 100.0%		$3,719,028

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $52,726.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $427,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/23/22	3.68%	$1,186,879	$45,290
Dow Jones U.S. Consumer Goods Index	UBS AG	11/23/22	3.43%	1,880,542	80,804
				$3,067,421	$126,094

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Auto Components	$47,634	1.3%
Automobiles	593,771	16.0%
Beverages	489,985	13.2%
Distributors	29,174	0.8%
Entertainment	95,267	2.6%
Food & Staples Retailing	11,222	0.3%
Food Products	339,523	9.1%
Household Durables	83,068	2.2%
Household Products	364,811	9.8%
Leisure Products	26,983	0.7%
Machinery	9,183	0.2%
Personal Products	38,701	1.0%
Textiles, Apparel & Luxury Goods	170,709	4.6%
Tobacco	177,806	4.8%
Other **	1,241,191	33.4%
Total	$3,719,028	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (81.9%)

	Shares	Value
ADT, Inc.(a) (Commercial Services & Supplies)	1,053	$8,908
Advance Auto Parts, Inc. (Specialty Retail)	324	61,534
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,133	228,039
Alaska Air Group, Inc.* (Airlines)	677	30,099
Albertsons Cos., Inc. - Class A (Food & Staples Retailing)	853	17,495
Altice USA, Inc.* (Media)	1,156	7,641
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	47,360	4,851,558
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	2,762	18,395
AMERCO (Road & Rail)	52	29,910
American Airlines Group, Inc.* (Airlines)	3,472	49,233
AmerisourceBergen Corp. (Health Care Providers & Services)	831	130,650
Aramark (Hotels, Restaurants & Leisure)	1,377	50,261
AutoNation, Inc.* (Specialty Retail)	206	21,900
AutoZone, Inc.* (Specialty Retail)	104	263,420
Avis Budget Group, Inc.* (Road & Rail)	154	36,415
Bath & Body Works, Inc. (Specialty Retail)	1,220	40,724
Best Buy Co., Inc. (Specialty Retail)	1,071	73,267
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	722	55,883
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	212	396,329
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	434	25,068
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	309	20,184
Burlington Stores, Inc.*(a) (Specialty Retail)	353	50,465
Cable One, Inc. (Media)	26	22,345
Caesars Entertainment, Inc.*(a) (Hotels, Restaurants & Leisure)	1,146	50,115
Cardinal Health, Inc. (Health Care Providers & Services)	1,456	110,510
CarMax, Inc.* (Specialty Retail)	850	53,559
Carnival Corp.*(a) - Class A (Hotels, Restaurants & Leisure)	5,274	47,782
Carvana Co.* (Specialty Retail)	532	7,198
Casey's General Stores, Inc. (Food & Staples Retailing)	199	46,309
Charter Communications, Inc.* - Class A (Media)	592	217,632
Chegg, Inc.* (Diversified Consumer Services)	675	14,560
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	148	221,753
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	155	20,125
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	177	36,800
Comcast Corp. - Class A (Media)	23,531	746,875
Copart, Inc.* (Commercial Services & Supplies)	1,143	131,468
Costco Wholesale Corp. (Food & Staples Retailing)	2,367	1,187,051
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	655	93,757
Delta Air Lines, Inc.* (Airlines)	3,426	116,245
Dick's Sporting Goods, Inc. (Specialty Retail)	304	34,583
DISH Network Corp.* - Class A (Media)	1,341	19,994
Dollar General Corp. (Multiline Retail)	1,213	309,376
Dollar Tree, Inc.* (Multiline Retail)	1,128	178,788
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	192	63,790
DraftKings, Inc.*(a) (Hotels, Restaurants & Leisure)	2,397	37,873
Dutch Bros, Inc.* - Class A (Hotels, Restaurants & Leisure)	137	5,057
Endeavor Group Holdings, Inc.* - Class A (Entertainment)	916	20,005
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	812	75,898
Five Below, Inc.* (Specialty Retail)	297	43,466
Floor & Decor Holdings, Inc.* (Specialty Retail)	567	41,601
Foot Locker, Inc. (Specialty Retail)	429	13,599
Fox Corp. - Class A (Media)	1,638	47,289
Fox Corp. - Class B (Media)	752	20,454
GameStop Corp.*(a) - Class A (Specialty Retail)	1,351	38,247
Grand Canyon Education, Inc.* (Diversified Consumer Services)	171	17,208
H&R Block, Inc. (Diversified Consumer Services)	853	35,101
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,466	198,291
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	268	25,248
IAA, Inc.* (Commercial Services & Supplies)	715	27,120
JetBlue Airways Corp.* (Airlines)	1,730	13,909
Joby Aviation, Inc.* (Airlines)	1,526	7,355
Kohl's Corp. (Multiline Retail)	686	20,546
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,756	66,746
Liberty Broadband Corp.* - Class A (Media)	91	7,764
Liberty Broadband Corp.* - Class C (Media)	662	55,893
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	55	1,754
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	198	6,170
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	128	6,659
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	1,103	63,676
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	398	16,891
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	818	34,511
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	504	28,295
Lithia Motors, Inc. (Specialty Retail)	147	29,128
Live Nation Entertainment, Inc.* (Entertainment)	759	60,424
LKQ Corp. (Distributors)	1,393	77,507
Lowe's Cos., Inc. (Specialty Retail)	3,415	665,753
Lyft, Inc.* (Road & Rail)	1,637	23,966
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,474	236,026
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	210	31,030
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,931	1,071,825
MGM Resorts International (Hotels, Restaurants & Leisure)	1,743	61,999
Murphy USA, Inc. (Specialty Retail)	115	36,169

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Entertainment)	2,376	$693,507
News Corp. - Class A (Media)	2,060	34,752
News Corp. - Class B (Media)	638	10,929
Nexstar Media Group, Inc. - Class A (Media)	207	35,459
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,252	38,036
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	311	17,416
Omnicom Group, Inc. (Media)	1,095	79,661
O'Reilly Automotive, Inc.* (Specialty Retail)	341	285,475
Paramount Global - Class A (Media)	48	1,012
Paramount Global(a) - Class B (Media)	2,698	49,427
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	847	28,036
Penske Automotive Group, Inc. (Specialty Retail)	139	15,515
Petco Health & Wellness Co., Inc.*(a) (Specialty Retail)	426	4,486
Pinterest, Inc.* - Class A (Interactive Media & Services)	3,115	76,629
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	450	29,466
RH* (Specialty Retail)	107	27,171
Roku, Inc.* (Entertainment)	645	35,823
Rollins, Inc. (Commercial Services & Supplies)	1,237	52,053
Ross Stores, Inc. (Specialty Retail)	1,870	178,940
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,172	62,561
Service Corp. International (Diversified Consumer Services)	843	51,094
Sirius XM Holdings, Inc.(a) (Media)	3,746	22,626
Southwest Airlines Co.* (Airlines)	3,171	115,266
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	574	16,933
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,131	530,882
Sysco Corp. (Food & Staples Retailing)	2,722	235,616
Target Corp. (Multiline Retail)	2,478	407,011
TEGNA, Inc. (Media)	1,192	24,889
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	357	35,325
The Gap, Inc. (Specialty Retail)	1,140	12,848
The Home Depot, Inc. (Specialty Retail)	5,492	1,626,345
The Interpublic Group of Cos., Inc. (Media)	2,089	62,231
The Kroger Co. (Food & Staples Retailing)	3,479	164,522
The Madison Square Garden Sports Corp. - Class A (Entertainment)	97	15,191
The New York Times Co. - Class A (Media)	884	25,601
The TJX Cos., Inc. (Specialty Retail)	6,261	451,417
The Walt Disney Co.* (Entertainment)	9,741	1,037,806
The Wendy's Co. (Hotels, Restaurants & Leisure)	910	18,910
Tractor Supply Co. (Specialty Retail)	593	130,324
Trade Desk, Inc. (The)* - Class A (Software)	2,373	126,339
Uber Technologies, Inc.* (Road & Rail)	10,580	281,110
Ulta Beauty, Inc.* (Specialty Retail)	277	116,165
United Airlines Holdings, Inc.* (Airlines)	1,746	75,218
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	215	47,113
Victoria's Secret & Co.* (Specialty Retail)	444	16,694
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,833	139,905
Walmart, Inc. (Food & Staples Retailing)	7,616	1,083,985
Warner Bros Discovery, Inc.* (Entertainment)	11,804	153,452
Warner Music Group Corp. - Class A (Entertainment)	623	16,210
Wayfair, Inc.*(a) - Class A (Internet & Direct Marketing Retail)	409	15,509
Williams-Sonoma, Inc. (Specialty Retail)	367	45,446
World Wrestling Entertainment, Inc. - Class A (Entertainment)	231	18,224
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	483	36,674
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	553	35,337
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,520	179,740
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	1,444	64,301
TOTAL COMMON STOCKS
(Cost $7,461,736)		22,661,059

Repurchase Agreements(b)(c) (20.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $5,527,451	$5,527,000	$5,527,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,527,000)		5,527,000

Collateral for Securities Loaned(d) (1.3%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	351,133	$351,133
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $351,133)		351,133
TOTAL INVESTMENT SECURITIES
(Cost $13,339,869) - 103.2%		28,539,192
Net other assets (liabilities) - (3.2)%		(876,000)
NET ASSETS - 100.0%		$27,663,192

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $343,505.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $3,602,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/23/22	3.68%	$9,795,708	$(85,351)
Dow Jones U.S. Consumer Services Index	UBS AG	11/23/22	3.43%	9,050,097	(90,321)
				$18,845,805	$(175,672)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Airlines	$407,325	1.5%
Commercial Services & Supplies	219,549	0.8%
Distributors	77,506	0.3%
Diversified Consumer Services	138,147	0.5%
Entertainment	2,147,296	7.8%
Food & Staples Retailing	2,947,699	10.6%
Health Care Providers & Services	241,160	0.9%
Hotels, Restaurants & Leisure	4,114,187	14.9%
Interactive Media & Services	140,930	0.5%
Internet & Direct Marketing Retail	4,867,068	17.5%
Media	1,543,876	5.6%
Multiline Retail	933,137	3.4%
Road & Rail	371,401	1.3%
Software	126,338	0.5%
Specialty Retail	4,385,440	15.8%
Other **	5,002,133	18.1%
Total	$27,663,192	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (99.4%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	1,342	$67,234
ArcelorMittal SANYS - Class A (Metals & Mining)	1,491	33,473
Argenx SE*ADR (Biotechnology)	234	90,776
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	43	20,314
AstraZeneca PLCADR (Pharmaceuticals)	1,087	63,926
Barclays PLCADR (Banks)	6,114	42,309
BP PLCADR (Oil, Gas & Consumable Fuels)	2,770	92,186
British American Tobacco PLCADR (Tobacco)	1,704	67,512
Diageo PLCADR (Beverages)	383	63,950
Endava PLC*ADR (IT Services)	298	22,720
Equinor ASAADR (Oil, Gas & Consumable Fuels)	2,024	73,431
GSK PLCADR (Pharmaceuticals)	1,513	50,186
HSBC Holdings PLCADR (Banks)	2,557	66,252
ING Groep N.V.ADR (Banks)	4,879	47,912
Jumia Technologies AG*ADR(a) (Internet & Direct Marketing Retail)	9,331	46,282
National Grid PLCADR (Multi-Utilities)	746	40,747
Nokia Corp.ADR (Communications Equipment)	8,863	38,997
NOVO Nordisk A/SADR (Pharmaceuticals)	660	71,834
Oatly Group AB*ADR (Food Products)	7,670	16,874
RELX PLCADR (Professional Services)	1,896	51,116
Rio Tinto PLCADR (Metals & Mining)	1,087	57,991
Ryanair Holdings PLC*ADR (Airlines)	533	36,718
SanofiADR (Pharmaceuticals)	1,236	53,432
SAP SEADR(a) (Software)	746	71,661
Shell PLCADR (Oil, Gas & Consumable Fuels)	1,321	73,487
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	5,241	29,192
Tenaris S.A.ADR (Energy Equipment & Services)	1,449	45,528
Ternium S.A.ADR (Metals & Mining)	895	25,767
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	1,662	91,028
Vodafone Group PLCADR (Wireless Telecommunication Services)	3,238	38,241
TOTAL COMMON STOCKS
(Cost $1,017,868)		1,591,076

Collateral for Securities Loaned(b) (7.3%)

Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(c)	116,051	116,051
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $116,051)		116,051
TOTAL INVESTMENT SECURITIES
(Cost $1,133,919) - 106.7%		1,707,127
Net other assets (liabilities) - (6.7)%		(107,409)
NET ASSETS - 100.0%		$1,599,718

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $110,917.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Europe 30 ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Airlines	$36,718	2.3%
Banks	156,473	9.8%
Beverages	131,184	8.2%
Biotechnology	90,776	5.7%
Communications Equipment	68,190	4.3%
Energy Equipment & Services	45,528	2.8%
Food Products	16,874	1.0%
Internet & Direct Marketing Retail	46,282	2.9%
IT Services	22,720	1.4%
Metals & Mining	117,231	7.3%
Multi-Utilities	40,746	2.5%
Oil, Gas & Consumable Fuels	330,131	20.6%
Pharmaceuticals	239,379	15.0%
Professional Services	51,116	3.2%
Semiconductors & Semiconductor Equipment	20,314	1.3%
Software	71,661	4.5%
Tobacco	67,512	4.2%
Wireless Telecommunication Services	38,241	2.4%
Other **	8,642	0.6%
Total	$1,599,718	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2022:

	Value	% of Net Assets
Belgium	$67,234	4.2%
Denmark	71,834	4.5%
Finland	38,997	2.4%
France	144,460	9.0%
Germany	117,943	7.4%
Ireland	36,718	2.3%
Luxembourg	104,768	6.5%
Netherlands	232,489	14.5%
Norway	73,431	4.6%
Sweden	46,066	2.9%
United Kingdom	657,136	41.1%
Other **	8,642	0.6%
Total	$1,599,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2022 October 31, 2022

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $812,066	$812,000	$812,000
TOTAL REPURCHASE AGREEMENTS
(Cost $812,000)		812,000
TOTAL INVESTMENT SECURITIES
(Cost $812,000) - 99.3%		812,000
Net other assets (liabilities) - 0.7%		5,976
NET ASSETS - 100.0%		$817,976

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $319,000.

As of October 31, 2022, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Long:
British pound	43,209	U.S. dollar	$48,658	11/18/22	$49,567	$909
Canadian dollar	67,386	U.S. dollar	49,213	11/18/22	49,475	262
Euro	207,435	U.S. dollar	204,788	11/18/22	205,225	437
Japanese yen	4,357,531	U.S. dollar	30,223	11/18/22	29,367	(856)
Swedish krona	78,582	U.S. dollar	7,147	11/18/22	7,127	(20)
Swiss franc	10,345	U.S. dollar	10,506	11/18/22	10,353	(153)
Total Long Contracts			$350,535		$351,114	$579

As of October 31, 2022, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$177,036	British pound	156,626	11/18/22	$179,671	$(2,635)
U.S. dollar	135,418	Canadian dollar	185,375	11/18/22	136,101	(683)
U.S. dollar	850,120	Euro	863,328	11/18/22	854,132	(4,012)
U.S. dollar	200,281	Japanese yen	29,371,780	11/18/22	197,949	2,332
U.S. dollar	60,951	Swedish krona	679,902	11/18/22	61,667	(716)
U.S. dollar	52,913	Swiss franc	52,670	11/18/22	52,712	201
Total Short Contracts	$1,476,719				$1,482,232	$(5,513)

Long:
British pound	197,087	U.S. dollar	$224,055	11/18/22	$226,085	$2,030
Canadian dollar	219,118	U.S. dollar	160,530	11/18/22	160,875	345
Euro	1,127,435	U.S. dollar	1,118,507	11/18/22	1,115,425	(3,082)
Japanese yen	41,354,605	U.S. dollar	283,735	11/18/22	278,706	(5,029)
Swedish krona	977,113	U.S. dollar	88,913	11/18/22	88,623	(290)
Swiss franc	71,532	U.S. dollar	72,456	11/18/22	71,588	(868)
Total Long Contracts			$1,948,196		$1,941,302	$(6,894)

			Total unrealized appreciation			$6,516
			Total unrealized (depreciation)			(18,344)
			Total net unrealized appreciation/(depreciation)			$(11,828)

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (74.9%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	25	$3,104
Aflac, Inc. (Insurance)	384	25,002
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	350	2,877
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	53	3,641
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	99	14,385
Ally Financial, Inc. (Consumer Finance)	207	5,705
American Express Co. (Consumer Finance)	400	59,380
American Financial Group, Inc. (Insurance)	47	6,820
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts (REITs))	202	6,452
American International Group, Inc. (Insurance)	508	28,956
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	311	64,435
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	180	4,365
Ameriprise Financial, Inc. (Capital Markets)	72	22,257
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	288	5,347
Aon PLC (Insurance)	141	39,690
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	103	3,958
Apollo Global Management, Inc. (Diversified Financial Services)	290	16,054
Arch Capital Group, Ltd.* (Insurance)	247	14,203
Ares Management Corp. - Class A (Capital Markets)	104	7,886
Arthur J. Gallagher & Co. (Insurance)	141	26,378
Assurant, Inc. (Insurance)	35	4,755
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	93	16,286
Axis Capital Holdings, Ltd. (Insurance)	52	2,843
Bank of America Corp. (Banks)	4,670	168,308
Bank OZK (Banks)	74	3,181
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,206	355,879
BlackRock, Inc. - Class A (Capital Markets)	101	65,237
Blackstone Group, Inc. - Class A (Capital Markets)	469	42,745
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	114	2,845
Blue Owl Capital, Inc. (Capital Markets)	226	2,265
BOK Financial Corp. (Banks)	20	2,204
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	95	6,907
Brighthouse Financial, Inc.* (Insurance)	48	2,739
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	201	4,283
Brown & Brown, Inc. (Insurance)	157	9,230
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	71	8,204
Capital One Financial Corp. (Consumer Finance)	256	27,141
Cboe Global Markets, Inc. (Capital Markets)	70	8,715
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	214	15,182
Chubb, Ltd. (Insurance)	279	59,954
Cincinnati Financial Corp. (Insurance)	107	11,055
Citigroup, Inc. (Banks)	1,294	59,343
Citizens Financial Group, Inc. (Banks)	331	13,538
CME Group, Inc. (Capital Markets)	240	41,592
CNA Financial Corp. (Insurance)	19	792
Coinbase Global, Inc.* - Class A (Capital Markets)	105	6,956
Comerica, Inc. (Banks)	87	6,134
Commerce Bancshares, Inc. (Banks)	72	5,100
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	75	1,999
CoStar Group, Inc.*(a) (Professional Services)	264	21,838
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	101	2,400
Credit Acceptance Corp.* (Consumer Finance)	4	1,862
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	289	38,511
CubeSmart (Equity Real Estate Investment Trusts (REITs))	150	6,281
Cullen/Frost Bankers, Inc. (Banks)	43	6,667
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	192	19,248
Discover Financial Services (Consumer Finance)	182	19,012
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	117	2,058
East West Bancorp, Inc. (Banks)	94	6,728
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	29	4,544
Enstar Group, Ltd.* (Insurance)	9	1,805
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	61	34,552
Equitable Holdings, Inc. (Diversified Financial Services)	233	7,134
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	74	1,936
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	116	7,419
Equity Residential (Equity Real Estate Investment Trusts (REITs))	226	14,243
Erie Indemnity Co. - Class A (Insurance)	17	4,369
Essent Group, Ltd. (Thrifts & Mortgage Finance)	71	2,810
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	43	9,556
Everest Re Group, Ltd. (Insurance)	26	8,389
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	89	15,792
F.N.B. Corp. (Banks)	234	3,381
FactSet Research Systems, Inc. (Capital Markets)	25	10,637
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	49	4,850
Federated Hermes, Inc. - Class B (Capital Markets)	57	1,981
Fifth Third Bancorp (Banks)	458	16,346
First American Financial Corp. (Insurance)	69	3,478

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
First Citizens BancShares, Inc. - Class A (Banks)	9	$7,399
First Financial Bankshares, Inc. (Banks)	87	3,349
First Horizon Corp. (Banks)	359	8,793
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	88	4,191
First Republic Bank (Banks)	122	14,652
FirstCash Holdings, Inc. (Consumer Finance)	25	2,461
FNF Group (Insurance)	185	7,285
Franklin Resources, Inc. (Capital Markets)	190	4,456
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	171	8,571
Glacier Bancorp, Inc. (Banks)	74	4,239
Globe Life, Inc. (Insurance)	61	7,047
Hartford Financial Services Group, Inc. (Insurance)	216	15,641
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	254	5,164
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	360	8,543
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	70	1,976
Home BancShares, Inc. (Banks)	127	3,237
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	478	9,025
Houlihan Lokey, Inc. (Capital Markets)	33	2,948
Huntington Bancshares, Inc. (Banks)	963	14,618
Interactive Brokers Group, Inc. (Capital Markets)	69	5,530
Intercontinental Exchange, Inc. (Capital Markets)	373	35,648
Invesco, Ltd. (Capital Markets)	304	4,657
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	388	12,296
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	194	9,714
Janus Henderson Group PLC (Capital Markets)	88	2,004
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	67	1,319
Jefferies Financial Group, Inc. (Diversified Financial Services)	124	4,267
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	32	5,091
JPMorgan Chase & Co. (Banks)	1,960	246,726
Kemper Corp. (Insurance)	43	2,050
KeyCorp (Banks)	623	11,133
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	70	2,992
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	413	8,830
KKR & Co., Inc. (Capital Markets)	385	18,723
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	58	5,349
Lazard, Ltd. - Class A (Capital Markets)	75	2,828
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	57	6,305
Lincoln National Corp. (Insurance)	104	5,602
Loews Corp. (Insurance)	133	7,584
LPL Financial Holdings, Inc. (Capital Markets)	53	13,549
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	188	1,820
M&T Bank Corp. (Banks)	117	19,699
Markel Corp.* (Insurance)	9	10,855
MarketAxess Holdings, Inc. (Capital Markets)	25	6,101
Marsh & McLennan Cos., Inc. (Insurance)	334	53,938
Mastercard, Inc. - Class A (IT Services)	570	187,063
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	401	4,591
MetLife, Inc. (Insurance)	447	32,725
MGIC Investment Corp. (Thrifts & Mortgage Finance)	203	2,771
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	77	12,124
Moody's Corp. (Capital Markets)	106	28,076
Morgan Stanley (Capital Markets)	895	73,542
Morningstar, Inc. (Capital Markets)	17	3,947
MSCI, Inc. - Class A (Capital Markets)	54	25,318
Nasdaq, Inc. (Capital Markets)	226	14,066
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	29	1,644
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	118	4,960
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	57	2,432
New York Community Bancorp, Inc.(a) (Thrifts & Mortgage Finance)	312	2,904
Northern Trust Corp. (Capital Markets)	139	11,725
Old Republic International Corp. (Insurance)	192	4,456
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	157	4,989
Onemain Holdings, Inc. (Consumer Finance)	82	3,162
Opendoor Technologies, Inc.* (Real Estate Management & Development)	336	870
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	151	2,274
Pinnacle Financial Partners, Inc. (Banks)	51	4,232
Popular, Inc. (Banks)	50	3,536
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	54	2,402
Primerica, Inc. (Insurance)	25	3,618
Principal Financial Group, Inc. (Insurance)	155	13,660
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	615	68,110
Prosperity Bancshares, Inc. (Banks)	61	4,366
Prudential Financial, Inc. (Insurance)	249	26,192
Public Storage (Equity Real Estate Investment Trusts (REITs))	106	32,834
Radian Group, Inc. (Thrifts & Mortgage Finance)	108	2,254
Raymond James Financial, Inc. (Capital Markets)	130	15,358
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	98	3,303
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	412	25,655

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	103	$6,233
Regions Financial Corp. (Banks)	624	13,697
Reinsurance Group of America, Inc. (Insurance)	45	6,623
RenaissanceRe Holdings, Ltd. (Insurance)	29	4,486
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	115	6,357
Rithm Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	313	2,639
RLI Corp. (Insurance)	27	3,512
Robinhood Markets, Inc.* - Class A (Capital Markets)	337	3,936
Rocket Cos., Inc.(a) - Class A (Thrifts & Mortgage Finance)	78	538
Ryan Specialty Holdings, Inc.* - Class A (Insurance)	55	2,467
S&P Global, Inc. (Capital Markets)	227	72,924
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	155	2,117
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	72	19,433
SEI Investments Co. (Capital Markets)	69	3,747
Selective Insurance Group, Inc. (Insurance)	40	3,923
Signature Bank (Banks)	42	6,658
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	218	23,758
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	43	1,706
SLM Corp. (Consumer Finance)	169	2,804
SoFi Technologies, Inc.*(a) (Consumer Finance)	543	2,954
SouthState Corp. (Banks)	51	4,612
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	91	3,534
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	119	3,759
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	207	4,277
State Street Corp. (Capital Markets)	246	18,204
Stifel Financial Corp. (Capital Markets)	70	4,331
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	177	5,629
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	82	11,058
SVB Financial Group* (Banks)	39	9,007
Synchrony Financial (Consumer Finance)	322	11,450
Synovus Financial Corp. (Banks)	97	3,865
T. Rowe Price Group, Inc. (Capital Markets)	151	16,030
TFS Financial Corp. (Thrifts & Mortgage Finance)	32	450
The Allstate Corp. (Insurance)	180	22,725
The Bank of New York Mellon Corp. (Capital Markets)	491	20,676
The Carlyle Group, Inc. (Capital Markets)	145	4,101
The Charles Schwab Corp. (Capital Markets)	1,020	81,262
The Goldman Sachs Group, Inc. (Capital Markets)	228	78,548
The Hanover Insurance Group, Inc. (Insurance)	23	3,369
The Howard Hughes Corp.* (Real Estate Management & Development)	24	1,472
The PNC Financial Services Group, Inc. (Banks)	274	44,341
The Progressive Corp. (Insurance)	391	50,204
The Travelers Cos., Inc. (Insurance)	159	29,329
TPG, Inc. (Capital Markets)	34	1,046
Tradeweb Markets, Inc. - Class A (Capital Markets)	71	3,911
Truist Financial Corp. (Banks)	886	39,684
U.S. Bancorp (Banks)	903	38,332
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	204	8,111
UMB Financial Corp. (Banks)	29	2,413
Umpqua Holdings Corp. (Banks)	145	2,883
United Bankshares, Inc. (Banks)	90	3,812
Unum Group (Insurance)	125	5,699
UWM Holdings Corp.(a) (Thrifts & Mortgage Finance)	63	207
Valley National Bancorp (Banks)	281	3,335
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	267	10,448
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	643	20,589
Virtu Financial, Inc. - Class A (Capital Markets)	64	1,432
Visa, Inc. - Class A (IT Services)	1,092	226,218
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	108	2,548
Voya Financial, Inc. (Diversified Financial Services)	66	4,512
W.R. Berkley Corp. (Insurance)	136	10,116
Webster Financial Corp. (Banks)	117	6,348
Wells Fargo & Co. (Banks)	2,533	116,493
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	309	18,861
Western Alliance Bancorp (Banks)	72	4,836
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	494	15,279
White Mountains Insurance Group, Ltd. (Insurance)	2	2,832
Willis Towers Watson PLC (Insurance)	73	15,929
Wintrust Financial Corp. (Banks)	40	3,745
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	139	10,606
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	39	1,206
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	111	3,425
Zions Bancorp (Banks)	101	5,246
TOTAL COMMON STOCKS
(Cost $1,339,155)		4,074,345

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(b)(c) (20.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,112,091	$1,112,000	$1,112,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,112,000)		1,112,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	29,956	$29,956
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $29,956)		29,956
TOTAL INVESTMENT SECURITIES
(Cost $2,481,111) - 95.9%		5,216,301
Net other assets (liabilities) - 4.1%		224,826
NET ASSETS - 100.0%		$5,441,127

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $29,185.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $748,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/23/22	3.68%	$2,572,912	$105,867
Dow Jones U.S. Financials Index	UBS AG	11/23/22	3.73%	1,487,420	68,334
				$4,060,332	$174,201

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Financials UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Banks	$946,215	17.4%
Capital Markets	791,999	14.6%
Consumer Finance	135,931	2.5%
Diversified Financial Services	387,846	7.1%
Equity Real Estate Investment Trusts (REITs)	717,744	13.2%
Insurance	602,325	11.1%
IT Services	413,281	7.6%
Mortgage Real Estate Investment Trusts (REITs)	17,985	0.3%
Professional Services	21,838	0.4%
Real Estate Management & Development	27,247	0.5%
Thrifts & Mortgage Finance	11,934	0.2%
Other **	1,366,782	25.1%
Total	$5,441,127	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (85.2%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	243	$6,605
1Life Healthcare, Inc.* (Health Care Providers & Services)	429	7,336
Abbott Laboratories (Health Care Equipment & Supplies)	4,471	442,361
AbbVie, Inc. (Biotechnology)	4,514	660,849
ABIOMED, Inc.* (Health Care Equipment & Supplies)	116	29,241
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	232	18,862
Agilent Technologies, Inc. (Life Sciences Tools & Services)	762	105,422
agilon health, Inc.* (Health Care Providers & Services)	504	10,004
Align Technology, Inc.* (Health Care Equipment & Supplies)	185	35,946
Alkermes PLC* (Biotechnology)	419	9,511
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	306	63,422
Amedisys, Inc.* (Health Care Providers & Services)	82	8,002
Amgen, Inc. (Biotechnology)	1,366	369,298
Apellis Pharmaceuticals, Inc.* (Biotechnology)	238	14,397
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	271	9,434
Avantor, Inc.* (Life Sciences Tools & Services)	1,721	34,713
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	192	8,525
Baxter International, Inc. (Health Care Equipment & Supplies)	1,286	69,894
Beam Therapeutics, Inc.*(a) (Biotechnology)	150	6,609
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	728	171,786
Biogen, Inc.* (Biotechnology)	370	104,873
Biohaven, Ltd.* (Biotechnology)	82	1,359
BioMarin Pharmaceutical, Inc.* (Biotechnology)	474	41,063
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	55	19,344
Bio-Techne Corp. (Life Sciences Tools & Services)	100	29,626
Blueprint Medicines Corp.* (Biotechnology)	153	7,932
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,655	157,567
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,452	422,366
Bruker Corp. (Life Sciences Tools & Services)	257	15,893
Catalent, Inc.* (Pharmaceuticals)	458	30,104
Centene Corp.* (Health Care Providers & Services)	1,460	124,290
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	130	27,593
Chemed Corp. (Health Care Providers & Services)	38	17,741
Cigna Corp. (Health Care Providers & Services)	779	251,664
CRISPR Therapeutics AG* (Biotechnology)	199	10,416
CVS Health Corp. (Health Care Providers & Services)	3,352	317,434
Danaher Corp. (Health Care Equipment & Supplies)	1,672	420,792
DaVita, Inc.* (Health Care Providers & Services)	143	10,440
Denali Therapeutics, Inc.* (Biotechnology)	249	7,141
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	551	16,982
DexCom, Inc.* (Health Care Equipment & Supplies)	1,002	121,022
Doximity, Inc.* - Class A (Health Care Technology)	282	7,465
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,582	114,584
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,138	15,010
Elevance Health, Inc. (Health Care Providers & Services)	613	335,170
Eli Lilly & Co. (Pharmaceuticals)	2,014	729,249
Encompass Health Corp. (Health Care Providers & Services)	255	13,882
Enovis Corp.* (Health Care Equipment & Supplies)	121	5,983
Envista Holdings Corp.* (Health Care Equipment & Supplies)	417	13,765
Exact Sciences Corp.* (Biotechnology)	451	15,686
Exelixis, Inc.* (Biotechnology)	822	13,629
Fate Therapeutics, Inc.* (Biotechnology)	211	4,414
Gilead Sciences, Inc. (Biotechnology)	3,199	250,994
Globus Medical, Inc.* (Health Care Equipment & Supplies)	196	13,132
Guardant Health, Inc.* (Health Care Providers & Services)	261	12,920
Haemonetics Corp.* (Health Care Equipment & Supplies)	131	11,128
Halozyme Therapeutics, Inc.* (Biotechnology)	352	16,829
HCA Healthcare, Inc. (Health Care Providers & Services)	549	119,391
HealthEquity, Inc.* (Health Care Providers & Services)	215	16,751
Henry Schein, Inc.* (Health Care Providers & Services)	348	23,824
Hologic, Inc.* (Health Care Equipment & Supplies)	637	43,189
Horizon Therapeutics PLC* (Pharmaceuticals)	588	36,644
Humana, Inc. (Health Care Providers & Services)	323	180,260
ICU Medical, Inc.* (Health Care Equipment & Supplies)	51	7,569
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	213	76,612
Illumina, Inc.* (Life Sciences Tools & Services)	401	91,757
Incyte Corp.* (Biotechnology)	471	35,014
Insulet Corp.* (Health Care Equipment & Supplies)	177	45,809
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	185	9,296

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Intellia Therapeutics, Inc.* (Biotechnology)	194	$10,239
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	912	224,781
Ionis Pharmaceuticals, Inc.* (Biotechnology)	362	16,000
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	476	99,802
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	160	23,006
Johnson & Johnson (Pharmaceuticals)	6,713	1,167,862
Laboratory Corp. of America Holdings (Health Care Providers & Services)	231	51,250
LHC Group, Inc.* (Health Care Providers & Services)	79	13,201
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	279	4,631
Masimo Corp.* (Health Care Equipment & Supplies)	124	16,318
McKesson Corp. (Health Care Providers & Services)	367	142,899
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	65	14,429
Medtronic PLC (Health Care Equipment & Supplies)	3,392	296,257
Merck & Co., Inc. (Pharmaceuticals)	6,468	654,562
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	58	73,366
Mirati Therapeutics, Inc.* (Biotechnology)	128	8,617
Moderna, Inc.* (Biotechnology)	859	129,133
Molina Healthcare, Inc.* (Health Care Providers & Services)	148	53,111
Natera, Inc.* (Biotechnology)	247	11,599
Neurocrine Biosciences, Inc.* (Biotechnology)	244	28,089
Novavax, Inc.* (Biotechnology)	200	4,454
Novocure, Ltd.* (Health Care Equipment & Supplies)	230	16,252
NuVasive, Inc.* (Health Care Equipment & Supplies)	133	5,869
Oak Street Health, Inc.* (Health Care Providers & Services)	295	5,968
Omnicell, Inc.* (Health Care Technology)	113	8,737
Option Care Health, Inc.* (Health Care Providers & Services)	394	11,922
Organon & Co. (Pharmaceuticals)	650	17,017
Penumbra, Inc.* (Health Care Equipment & Supplies)	97	16,633
Perrigo Co. PLC (Pharmaceuticals)	343	13,816
Pfizer, Inc. (Pharmaceuticals)	14,329	667,015
Premier, Inc. (Health Care Providers & Services)	301	10,499
Quest Diagnostics, Inc. (Health Care Providers & Services)	298	42,808
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	138	12,395
R1 RCM, Inc.* (Health Care Providers & Services)	351	6,199
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	274	205,158
Repligen Corp.* (Life Sciences Tools & Services)	131	23,906
ResMed, Inc. (Health Care Equipment & Supplies)	373	83,436
Royalty Pharma PLC - Class A (Pharmaceuticals)	937	39,654
Sarepta Therapeutics, Inc.* (Biotechnology)	224	25,540
Seagen, Inc.* (Biotechnology)	349	44,379
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	91	26,677
Signify Health, Inc.* - Class A (Health Care Providers & Services)	176	5,144
Sotera Health Co.* (Life Sciences Tools & Services)	254	1,748
STAAR Surgical Co.* (Health Care Equipment & Supplies)	123	8,717
STERIS PLC (Health Care Equipment & Supplies)	255	44,008
Stryker Corp. (Health Care Equipment & Supplies)	859	196,917
Syneos Health, Inc.* (Life Sciences Tools & Services)	262	13,200
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	164	9,209
Teladoc Health, Inc.*(a) (Health Care Technology)	412	12,211
Teleflex, Inc. (Health Care Equipment & Supplies)	119	25,533
Tenet Healthcare Corp.* (Health Care Providers & Services)	275	12,199
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	126	34,447
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,001	514,483
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	178	7,202
United Therapeutics Corp.* (Biotechnology)	116	26,741
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,388	1,325,698
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	168	19,466
Vertex Pharmaceuticals, Inc.* (Biotechnology)	655	204,360
Viatris, Inc. (Pharmaceuticals)	3,098	31,383
Vir Biotechnology, Inc.* (Biotechnology)	193	4,242
Waters Corp.* (Life Sciences Tools & Services)	153	45,773
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	189	43,489
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	536	60,756
Zoetis, Inc. (Pharmaceuticals)	1,196	180,333
TOTAL COMMON STOCKS
(Cost $4,288,844)		13,652,560

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(b)(c) (25.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $4,157,339	$4,157,000	$4,157,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,157,000)		4,157,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	19,846	$19,846
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $19,846)		19,846
TOTAL INVESTMENT SECURITIES
(Cost $8,465,690) - 111.2%		17,829,406
Net other assets (liabilities) - (11.2)%		(1,800,026)
NET ASSETS - 100.0%		$16,029,380

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $18,747.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $2,328,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/23/22	3.68%	$6,961,977	$193,377
Dow Jones U.S. Health Care Index	UBS AG	11/23/22	3.43%	3,444,421	193,489
				$10,406,398	$386,866

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Biotechnology	$2,368,623	14.8%
Health Care Equipment & Supplies	2,928,352	18.3%
Health Care Providers & Services	3,168,335	19.8%
Health Care Technology	28,413	0.2%
Life Sciences Tools & Services	1,122,291	7.0%
Pharmaceuticals	4,028,021	25.1%
Semiconductors & Semiconductor Equipment	8,525	NM
Other **	2,376,820	14.8%
Total	$16,029,380	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (68.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	344	$43,272
A.O. Smith Corp. (Building Products)	80	4,382
Accenture PLC - Class A (IT Services)	393	111,572
Acuity Brands, Inc. (Electrical Equipment)	20	3,671
Advanced Drainage Systems, Inc. (Building Products)	39	4,519
AECOM (Construction & Engineering)	86	6,474
Affirm Holdings, Inc.*(a) (IT Services)	127	2,549
AGCO Corp. (Machinery)	38	4,718
Air Lease Corp. (Trading Companies & Distributors)	64	2,259
Alight, Inc.* - Class A (Professional Services)	167	1,384
Allegion PLC (Building Products)	55	5,762
Allison Transmission Holdings, Inc. (Machinery)	59	2,493
Amcor PLC (Containers & Packaging)	931	10,782
AMETEK, Inc. (Electrical Equipment)	142	18,412
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	369	27,980
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	24	2,985
AptarGroup, Inc. (Containers & Packaging)	40	3,966
Ardagh Metal Packaging SA (Containers & Packaging)	92	408
Armstrong World Industries, Inc. (Building Products)	29	2,192
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	39	3,949
ASGN, Inc.* (Professional Services)	31	2,628
Automatic Data Processing, Inc. (IT Services)	257	62,116
Avery Dennison Corp. (Containers & Packaging)	50	8,478
Avnet, Inc. (Electronic Equipment, Instruments & Components)	58	2,331
Axon Enterprise, Inc.* (Aerospace & Defense)	42	6,108
Ball Corp. (Containers & Packaging)	195	9,631
Berry Global Group, Inc.* (Containers & Packaging)	78	3,691
Block, Inc.* - Class A (IT Services)	328	19,703
Booz Allen Hamilton Holding Corp. (Professional Services)	82	8,926
Broadridge Financial Solutions, Inc. (IT Services)	73	10,954
Builders FirstSource, Inc.* (Building Products)	97	5,981
BWX Technologies, Inc. (Aerospace & Defense)	57	3,248
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	77	7,524
CACI International, Inc.* - Class A (Professional Services)	14	4,256
Carlisle Cos., Inc. (Industrial Conglomerates)	32	7,642
Carrier Global Corp. (Building Products)	522	20,755
Caterpillar, Inc. (Machinery)	327	70,782
ChargePoint Holdings, Inc.*(a) (Electrical Equipment)	160	2,237
Chart Industries, Inc.* (Machinery)	22	4,903
Cintas Corp. (Commercial Services & Supplies)	54	23,088
Clarivate PLC* (Professional Services)	266	2,748
Clean Harbors, Inc.* (Commercial Services & Supplies)	31	3,796
Cognex Corp. (Electronic Equipment, Instruments & Components)	107	4,947
Coherent Corp.* (Electronic Equipment, Instruments & Components)	80	2,689
Concentrix Corp. (IT Services)	27	3,300
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	44	1,038
Corning, Inc. (Electronic Equipment, Instruments & Components)	471	15,152
Crane Holdings Co. (Machinery)	30	3,010
Crown Holdings, Inc. (Containers & Packaging)	75	5,144
CSX Corp. (Road & Rail)	1,327	38,563
Cummins, Inc. (Machinery)	87	21,272
Curtiss-Wright Corp. (Aerospace & Defense)	24	4,028
Deere & Co. (Machinery)	173	68,477
Donaldson Co., Inc. (Machinery)	77	4,424
Dover Corp. (Machinery)	89	11,631
Dun & Bradstreet Holdings, Inc. (Professional Services)	133	1,709
Eagle Materials, Inc. (Construction Materials)	23	2,813
Eaton Corp. PLC (Electrical Equipment)	247	37,067
EMCOR Group, Inc. (Construction & Engineering)	31	4,374
Emerson Electric Co. (Electrical Equipment)	367	31,782
EnerSys (Electrical Equipment)	25	1,657
Equifax, Inc. (Professional Services)	76	12,885
Euronet Worldwide, Inc.* (IT Services)	29	2,436
Expeditors International of Washington, Inc. (Air Freight & Logistics)	102	9,981
Fastenal Co. (Trading Companies & Distributors)	356	17,206
FedEx Corp. (Air Freight & Logistics)	148	23,721
Fidelity National Information Services, Inc. (IT Services)	377	31,287
Fiserv, Inc.* (IT Services)	396	40,685
FleetCor Technologies, Inc.* (IT Services)	46	8,562
Flowserve Corp. (Machinery)	80	2,294
Fortive Corp. (Machinery)	221	14,122
Fortune Brands Home & Security, Inc. (Building Products)	81	4,886
FTI Consulting, Inc.* (Professional Services)	21	3,268
Gates Industrial Corp. PLC* (Machinery)	62	691
Generac Holdings, Inc.* (Electrical Equipment)	39	4,520
General Dynamics Corp. (Aerospace & Defense)	139	34,722
General Electric Co. (Industrial Conglomerates)	680	52,911
Genpact, Ltd. (IT Services)	105	5,093
Global Payments, Inc. (IT Services)	172	19,653
Graco, Inc. (Machinery)	105	7,306
Graphic Packaging Holding Co. (Containers & Packaging)	190	4,362

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
GXO Logistics, Inc.* (Air Freight & Logistics)	74	$2,704
HEICO Corp. (Aerospace & Defense)	25	4,066
HEICO Corp. - Class A (Aerospace & Defense)	43	5,474
Hertz Global Holdings, Inc.* (Road & Rail)	110	2,024
Hexcel Corp. (Aerospace & Defense)	52	2,896
Honeywell International, Inc. (Industrial Conglomerates)	418	85,280
Howmet Aerospace, Inc. (Aerospace & Defense)	229	8,141
Hubbell, Inc. (Electrical Equipment)	34	8,074
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	25	6,427
IDEX Corp. (Machinery)	47	10,449
Illinois Tool Works, Inc. (Machinery)	175	37,368
Ingersoll Rand, Inc. (Machinery)	250	12,625
Insperity, Inc. (Professional Services)	22	2,596
International Paper Co. (Containers & Packaging)	224	7,529
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	20	1,713
ITT, Inc. (Machinery)	51	3,896
J.B. Hunt Transport Services, Inc. (Road & Rail)	52	8,896
Jabil, Inc. (Electronic Equipment, Instruments & Components)	85	5,461
Jack Henry & Associates, Inc. (IT Services)	45	8,958
Jacobs Solutions, Inc. (Professional Services)	79	9,102
Johnson Controls International PLC (Building Products)	427	24,697
KBR, Inc. (Professional Services)	86	4,280
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	111	19,331
Kirby Corp.* (Marine)	37	2,581
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	100	4,803
L3Harris Technologies, Inc. (Aerospace & Defense)	119	29,330
Landstar System, Inc. (Road & Rail)	23	3,593
Leidos Holdings, Inc. (Professional Services)	84	8,534
Lennox International, Inc. (Building Products)	20	4,671
Lincoln Electric Holdings, Inc. (Machinery)	36	5,112
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	15	3,304
Lockheed Martin Corp. (Aerospace & Defense)	146	71,055
Louisiana-Pacific Corp. (Paper & Forest Products)	46	2,606
ManpowerGroup, Inc. (Professional Services)	32	2,507
Marqeta, Inc.* - Class A (IT Services)	248	1,954
Martin Marietta Materials, Inc. (Construction Materials)	38	12,767
Masco Corp. (Building Products)	140	6,478
MasTec, Inc.* (Construction & Engineering)	36	2,775
MAXIMUS, Inc. (IT Services)	37	2,282
MDU Resources Group, Inc. (Multi-Utilities)	125	3,560
Mercury Systems, Inc.* (Aerospace & Defense)	35	1,694
MSA Safety, Inc. (Commercial Services & Supplies)	23	3,088
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	30	2,489
National Instruments Corp. (Electronic Equipment, Instruments & Components)	81	3,093
Nikola Corp.*(a) (Machinery)	200	758
Nordson Corp. (Machinery)	34	7,650
Norfolk Southern Corp. (Road & Rail)	146	33,298
Northrop Grumman Corp. (Aerospace & Defense)	90	49,411
nVent Electric PLC (Electrical Equipment)	103	3,760
Old Dominion Freight Line, Inc. (Road & Rail)	57	15,652
Oshkosh Corp. (Machinery)	40	3,520
Otis Worldwide Corp. (Machinery)	260	18,366
Owens Corning (Building Products)	60	5,137
PACCAR, Inc. (Machinery)	216	20,915
Packaging Corp. of America (Containers & Packaging)	59	7,092
Parker-Hannifin Corp. (Machinery)	80	23,250
Paychex, Inc. (IT Services)	199	23,544
PayPal Holdings, Inc.* (IT Services)	717	59,927
Pentair PLC (Machinery)	102	4,381
PerkinElmer, Inc. (Life Sciences Tools & Services)	79	10,553
Quanta Services, Inc. (Construction & Engineering)	88	12,499
Raytheon Technologies Corp. (Aerospace & Defense)	916	86,856
RBC Bearings, Inc.* (Machinery)	18	4,564
Regal Rexnord Corp. (Electrical Equipment)	41	5,188
Republic Services, Inc. (Commercial Services & Supplies)	128	16,975
Robert Half International, Inc. (Professional Services)	68	5,199
Rockwell Automation, Inc. (Electrical Equipment)	72	18,382
Saia, Inc.* (Road & Rail)	16	3,182
Science Applications International Corp. (Professional Services)	35	3,792
Sealed Air Corp. (Containers & Packaging)	90	4,286
Sensata Technologies Holding PLC (Electrical Equipment)	96	3,860
Shift4 Payments, Inc.* - Class A (IT Services)	32	1,471
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	65	1,502
Silgan Holdings, Inc. (Containers & Packaging)	52	2,463
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	28	3,244
Snap-on, Inc. (Machinery)	33	7,328
Sonoco Products Co. (Containers & Packaging)	60	3,725

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
SS&C Technologies Holdings, Inc. (Software)	137	$7,045
Stericycle, Inc.* (Commercial Services & Supplies)	57	2,541
Sunrun, Inc.* (Electrical Equipment)	131	2,949
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	199	24,324
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	29	11,541
Tetra Tech, Inc. (Commercial Services & Supplies)	33	4,662
Textron, Inc. (Aerospace & Defense)	132	9,034
The Boeing Co.* (Aerospace & Defense)	347	49,451
The Middleby Corp.* (Machinery)	34	4,755
The Sherwin-Williams Co. (Chemicals)	146	32,854
The Timken Co. (Machinery)	41	2,923
The Toro Co. (Machinery)	65	6,853
The Western Union Co. (IT Services)	238	3,215
Toast, Inc.* - Class A (IT Services)	185	4,087
Trane Technologies PLC (Building Products)	144	22,987
TransDigm Group, Inc. (Aerospace & Defense)	32	18,424
TransUnion (Professional Services)	119	7,053
Trex Co., Inc.* (Building Products)	68	3,270
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	154	9,265
TriNet Group, Inc.* (Professional Services)	23	1,495
UFP Industries, Inc. (Building Products)	38	2,707
Union Pacific Corp. (Road & Rail)	387	76,293
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	454	76,168
United Rentals, Inc.* (Trading Companies & Distributors)	43	13,576
Univar Solutions, Inc.* (Trading Companies & Distributors)	103	2,624
Valmont Industries, Inc. (Construction & Engineering)	13	4,150
Verisk Analytics, Inc. (Professional Services)	97	17,736
Vertiv Holdings Co. (Electrical Equipment)	186	2,662
Vontier Corp. (Electronic Equipment, Instruments & Components)	97	1,853
Vulcan Materials Co. (Construction Materials)	83	13,587
W.W. Grainger, Inc. (Trading Companies & Distributors)	28	16,362
Waste Management, Inc. (Commercial Services & Supplies)	233	36,900
Watsco, Inc. (Trading Companies & Distributors)	20	5,419
WESCO International, Inc.* (Trading Companies & Distributors)	29	3,995
Westinghouse Air Brake Technologies Corp. (Machinery)	112	10,447
WestRock Co. (Containers & Packaging)	157	5,347
WEX, Inc.* (IT Services)	28	4,596
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	132	5,614
Woodward, Inc. (Machinery)	37	3,393
XPO Logistics, Inc.* (Air Freight & Logistics)	71	3,674
Xylem, Inc. (Machinery)	111	11,370
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	32	9,063
Zurn Elkay Water Solutions Corp. (Building Products)	90	2,114
TOTAL COMMON STOCKS
(Cost $1,084,618)		2,609,294

Repurchase Agreements(b)(c) (23.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $913,074	$913,000	$913,000
TOTAL REPURCHASE AGREEMENTS
(Cost $913,000)		913,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	4,669	$4,669
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,669)		4,669
TOTAL INVESTMENT SECURITIES
(Cost $2,002,287) - 92.5%		3,526,963
Net other assets (liabilities) - 7.5%		287,873
NET ASSETS - 100.0%		$3,814,836

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $4,634.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $608,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/23/22	3.68%	$1,917,485	$62,151
Dow Jones U.S. Industrials Index	UBS AG	11/23/22	3.43%	1,187,888	37,289
				$3,105,373	$99,440

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$390,365	10.2%
Air Freight & Logistics	123,772	3.3%
Building Products	120,538	3.2%
Chemicals	32,854	0.9%
Commercial Services & Supplies	91,050	2.4%
Construction & Engineering	35,886	0.9%
Construction Materials	29,167	0.8%
Containers & Packaging	76,903	2.0%
Electrical Equipment	145,723	3.8%
Electronic Equipment, Instruments & Components	145,996	3.8%
Industrial Conglomerates	189,104	5.0%
IT Services	427,945	11.1%
Life Sciences Tools & Services	10,553	0.3%
Machinery	416,047	10.9%
Marine	2,581	0.1%
Multi-Utilities	3,560	0.1%
Paper & Forest Products	2,606	0.1%
Professional Services	100,098	2.6%
Road & Rail	186,304	4.9%
Software	7,045	0.2%
Trading Companies & Distributors	71,197	1.9%
Other **	1,205,542	31.5%
Total	$3,814,836	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (74.9%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	14,485	$1,548,592
Akamai Technologies, Inc.* (IT Services)	11,256	994,242
Alphabet, Inc.* - Class A (Interactive Media & Services)	27,194	2,570,104
Alphabet, Inc.* - Class C (Interactive Media & Services)	24,322	2,302,321
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	42,127	4,315,489
Arista Networks, Inc.* (Communications Equipment)	11,590	1,400,767
Box, Inc.* - Class A (Software)	21,615	627,916
Ciena Corp.*(a) (Communications Equipment)	16,515	791,069
Cisco Systems, Inc. (Communications Equipment)	64,998	2,952,859
Cloudflare, Inc.* - Class A (Software)	18,079	1,018,209
CommScope Holding Co., Inc.* (Communications Equipment)	39,263	519,842
Coupa Software, Inc.* (Software)	9,707	516,704
Datadog, Inc.* - Class A (Software)	13,185	1,061,524
DocuSign, Inc.* (Software)	16,368	790,574
Dropbox, Inc.* (Software)	31,648	688,344
eBay, Inc. (Internet & Direct Marketing Retail)	28,704	1,143,567
Etsy, Inc.* (Internet & Direct Marketing Retail)	9,238	867,541
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	10,190	952,459
Fastly, Inc.* - Class A (IT Services)	37,710	320,158
GoDaddy, Inc.* - Class A (IT Services)	12,394	996,478
Juniper Networks, Inc. (Communications Equipment)	29,470	901,782
Match Group, Inc.* (Interactive Media & Services)	18,685	807,192
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	23,478	2,187,210
Netflix, Inc.* (Entertainment)	9,893	2,887,569
Nutanix, Inc.* - Class A (Software)	28,607	783,832
Okta, Inc.* (IT Services)	13,667	766,992
Opendoor Technologies, Inc.* (Real Estate Management & Development)	102,959	266,664
PayPal Holdings, Inc.* (IT Services)	24,668	2,061,751
Pinterest, Inc.* - Class A (Interactive Media & Services)	42,381	1,042,573
Salesforce, Inc.* (Software)	17,517	2,848,090
Smartsheet, Inc.* (Software)	17,960	627,163
Snap, Inc.* (Interactive Media & Services)	81,345	806,129
Snowflake, Inc.* - Class A (IT Services)	9,795	1,570,139
Teladoc Health, Inc.*(a) (Health Care Technology)	20,830	617,401
Veeva Systems, Inc.* - Class A (Health Care Technology)	7,413	1,244,939
Workday, Inc.* - Class A (Software)	8,816	1,373,710
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	5,827	180,229
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	16,345	504,407
Zoom Video Communications, Inc.* - Class A (Software)	13,855	1,156,061
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	21,602	961,937
TOTAL COMMON STOCKS
(Cost $38,502,666)		49,974,529

Repurchase Agreements(b)(c) (23.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $15,380,254	$15,379,000	$15,379,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,379,000)		15,379,000

Collateral for Securities Loaned(d) (2.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	1,443,392	$1,443,392
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,443,392)		1,443,392
TOTAL INVESTMENT SECURITIES
(Cost $55,325,058) - 100.2%		66,796,921
Net other assets (liabilities) - (0.2)%		(143,695)
NET ASSETS - 100.0%		$66,653,226

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $1,408,392.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $9,418,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	11/23/22	3.68%	$25,969,298	$(486,220)
Dow Jones Composite Internet Index	UBS AG	11/23/22	3.43%	23,803,284	(517,108)
				$49,772,582	$(1,003,328)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Communications Equipment	$6,566,319	9.8%
Entertainment	2,887,569	4.3%
Health Care Technology	1,862,340	2.8%
Hotels, Restaurants & Leisure	2,501,051	3.8%
Interactive Media & Services	10,677,466	16.0%
Internet & Direct Marketing Retail	6,326,598	9.5%
IT Services	6,709,760	10.1%
Real Estate Management & Development	951,300	1.4%
Software	11,492,126	17.2%
Other **	16,678,697	25.1%
Total	$66,653,226	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (99.8%)

	Shares	Value
A.O. Smith Corp. (Building Products)	38	$2,082
Abbott Laboratories (Health Care Equipment & Supplies)	558	55,209
AbbVie, Inc. (Biotechnology)	573	83,886
ABIOMED, Inc.* (Health Care Equipment & Supplies)	15	3,781
Accenture PLC - Class A (IT Services)	220	62,458
Adobe, Inc.* (Software)	282	89,817
Advance Auto Parts, Inc. (Specialty Retail)	17	3,229
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	971	58,318
Agilent Technologies, Inc. (Life Sciences Tools & Services)	108	14,942
Akamai Technologies, Inc.* (IT Services)	39	3,445
Albemarle Corp. (Chemicals)	48	13,434
Align Technology, Inc.* (Health Care Equipment & Supplies)	44	8,549
Alphabet, Inc.* - Class A (Interactive Media & Services)	3,605	340,708
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,223	305,089
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,326	545,595
American Express Co. (Consumer Finance)	158	23,455
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	142	29,421
Ameriprise Financial, Inc. (Capital Markets)	40	12,365
Amgen, Inc. (Biotechnology)	133	35,957
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	189	14,332
ANSYS, Inc.* (Software)	33	7,298
Aon PLC (Insurance)	76	21,393
APA Corp. (Oil, Gas & Consumable Fuels)	108	4,910
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,080	1,392,327
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	523	46,176
Aptiv PLC* (Auto Components)	65	5,920
Arch Capital Group, Ltd.* (Insurance)	97	5,578
Arista Networks, Inc.* (Communications Equipment)	148	17,887
Arthur J. Gallagher & Co. (Insurance)	56	10,476
Autodesk, Inc.* (Software)	84	18,001
Automatic Data Processing, Inc. (IT Services)	133	32,146
AutoZone, Inc.* (Specialty Retail)	11	27,862
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	35	6,129
Avery Dennison Corp. (Containers & Packaging)	25	4,239
Bank of America Corp. (Banks)	1,848	66,602
Bath & Body Works, Inc. (Specialty Retail)	88	2,937
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	7	2,462
Bio-Techne Corp. (Life Sciences Tools & Services)	24	7,110
BlackRock, Inc. - Class A (Capital Markets)	47	30,358
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	138	64,877
Broadridge Financial Solutions, Inc. (IT Services)	31	4,652
Brown & Brown, Inc. (Insurance)	96	5,644
Cadence Design Systems, Inc.* (Software)	165	24,979
Caesars Entertainment, Inc.*(a) (Hotels, Restaurants & Leisure)	82	3,586
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	65	7,511
Capital One Financial Corp. (Consumer Finance)	109	11,556
CarMax, Inc.* (Specialty Retail)	50	3,151
Catalent, Inc.* (Pharmaceuticals)	63	4,141
Cboe Global Markets, Inc. (Capital Markets)	37	4,607
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	96	6,810
CDW Corp. (Electronic Equipment, Instruments & Components)	48	8,295
Celanese Corp. (Chemicals)	26	2,499
Ceridian HCM Holding, Inc.*(a) (Software)	38	2,515
CF Industries Holdings, Inc. (Chemicals)	72	7,651
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	31	6,580
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	11	16,482
Cincinnati Financial Corp. (Insurance)	45	4,649
Cintas Corp. (Commercial Services & Supplies)	24	10,261
Cisco Systems, Inc. (Communications Equipment)	1,120	50,882
Comerica, Inc. (Banks)	35	2,468
Copart, Inc.* (Commercial Services & Supplies)	88	10,122
CoStar Group, Inc.*(a) (Professional Services)	119	9,844
Costco Wholesale Corp. (Food & Staples Retailing)	137	68,706
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	116	15,458
D.R. Horton, Inc. (Household Durables)	99	7,610
Danaher Corp. (Health Care Equipment & Supplies)	268	67,447
Deere & Co. (Machinery)	77	30,477
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	392	30,322
DexCom, Inc.* (Health Care Equipment & Supplies)	236	28,504
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	107	16,811
Discover Financial Services (Consumer Finance)	163	17,027
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	14	4,651
Dover Corp. (Machinery)	40	5,228
eBay, Inc. (Internet & Direct Marketing Retail)	253	10,080
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	234	16,949
Eli Lilly & Co. (Pharmaceuticals)	474	171,632
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	82	25,174

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	161	$21,980
EPAM Systems, Inc.* (IT Services)	35	12,250
Equifax, Inc. (Professional Services)	74	12,546
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	26	14,727
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	17	3,778
Etsy, Inc.* (Internet & Direct Marketing Retail)	76	7,137
Expeditors International of Washington, Inc. (Air Freight & Logistics)	98	9,589
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	81	14,373
F5, Inc.* (Communications Equipment)	20	2,858
FactSet Research Systems, Inc. (Capital Markets)	13	5,531
Fastenal Co. (Trading Companies & Distributors)	164	7,926
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	18	1,782
First Horizon Corp. (Banks)	1	20
First Republic Bank (Banks)	109	13,091
Fortinet, Inc.* (Software)	393	22,464
Fortune Brands Home & Security, Inc. (Building Products)	35	2,111
Franklin Resources, Inc. (Capital Markets)	77	1,806
Freeport-McMoRan, Inc. (Metals & Mining)	378	11,979
Garmin, Ltd. (Household Durables)	47	4,138
Gartner, Inc.* (IT Services)	47	14,190
Generac Holdings, Inc.* (Electrical Equipment)	38	4,405
HCA Healthcare, Inc. (Health Care Providers & Services)	75	16,310
Hess Corp. (Oil, Gas & Consumable Fuels)	118	16,647
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	67	9,062
Hologic, Inc.* (Health Care Equipment & Supplies)	110	7,458
HP, Inc. (Technology Hardware, Storage & Peripherals)	275	7,596
IDEX Corp. (Machinery)	19	4,224
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	35	12,589
Illinois Tool Works, Inc. (Machinery)	69	14,734
Illumina, Inc.* (Life Sciences Tools & Services)	46	10,526
Incyte Corp.* (Biotechnology)	48	3,568
Intercontinental Exchange, Inc. (Capital Markets)	192	18,349
Intuit, Inc. (Software)	170	72,675
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	148	36,478
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	159	5,039
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	82	17,193
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	108	5,408
J.B. Hunt Transport Services, Inc. (Road & Rail)	30	5,132
Jacobs Solutions, Inc. (Professional Services)	34	3,917
Johnson Controls International PLC (Building Products)	253	14,633
JPMorgan Chase & Co. (Banks)	811	102,088
Keurig Dr Pepper, Inc. (Beverages)	122	4,738
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	81	14,106
KLA Corp. (Semiconductors & Semiconductor Equipment)	85	26,898
L3Harris Technologies, Inc. (Aerospace & Defense)	48	11,830
Laboratory Corp. of America Holdings (Health Care Providers & Services)	29	6,434
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	82	33,192
Linde PLC (Chemicals)	152	45,197
Live Nation Entertainment, Inc.* (Entertainment)	36	2,866
LKQ Corp. (Distributors)	68	3,784
Lowe's Cos., Inc. (Specialty Retail)	384	74,861
MarketAxess Holdings, Inc. (Capital Markets)	11	2,684
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	113
Marsh & McLennan Cos., Inc. (Insurance)	183	29,553
Martin Marietta Materials, Inc. (Construction Materials)	22	7,391
Masco Corp. (Building Products)	66	3,054
Mastercard, Inc. - Class A (IT Services)	241	79,091
McDonald's Corp. (Hotels, Restaurants & Leisure)	198	53,987
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,372	127,816
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	10,119
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	159	9,817
Microsoft Corp. (Software)	4,482	1,040,407
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	43	6,770
Moderna, Inc.* (Biotechnology)	202	30,367
Molina Healthcare, Inc.* (Health Care Providers & Services)	17	6,101
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	27	9,165
Monster Beverage Corp.* (Beverages)	120	11,246
Moody's Corp. (Capital Markets)	63	16,687
Morgan Stanley (Capital Markets)	393	32,293
Motorola Solutions, Inc. (Communications Equipment)	60	14,983
MSCI, Inc. - Class A (Capital Markets)	48	22,505
Nasdaq, Inc. (Capital Markets)	159	9,896
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	94	6,511
Netflix, Inc.* (Entertainment)	268	78,224
Newell Brands, Inc. (Household Durables)	118	1,630

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	411	$38,091
Nordson Corp. (Machinery)	20	4,500
NRG Energy, Inc. (Electric Utilities)	140	6,216
Nucor Corp. (Metals & Mining)	85	11,167
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,505	203,130
NVR, Inc.* (Household Durables)	1	4,238
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	100	14,608
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	184	13,358
Old Dominion Freight Line, Inc. (Road & Rail)	56	15,378
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	198	12,163
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	117	6,940
Oracle Corp. (Software)	912	71,200
O'Reilly Automotive, Inc.* (Specialty Retail)	38	31,812
Otis Worldwide Corp. (Machinery)	100	7,064
Paychex, Inc. (IT Services)	102	12,068
Paycom Software, Inc.* (Software)	22	7,612
PayPal Holdings, Inc.* (IT Services)	375	31,343
Pentair PLC (Machinery)	58	2,491
PepsiCo, Inc. (Beverages)	349	63,372
PerkinElmer, Inc. (Life Sciences Tools & Services)	76	10,152
Pfizer, Inc. (Pharmaceuticals)	1,821	84,768
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	80	20,513
Pool Corp.(a) (Distributors)	24	7,301
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	339	37,544
PTC, Inc.* (Software)	32	3,771
Public Storage (Equity Real Estate Investment Trusts (REITs))	57	17,656
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	30	2,582
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	674	79,303
Quanta Services, Inc. (Construction & Engineering)	46	6,534
Quest Diagnostics, Inc. (Health Care Providers & Services)	32	4,597
Raymond James Financial, Inc. (Capital Markets)	68	8,034
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	65	48,669
Regions Financial Corp. (Banks)	252	5,531
Republic Services, Inc. (Commercial Services & Supplies)	55	7,294
ResMed, Inc. (Health Care Equipment & Supplies)	51	11,408
Robert Half International, Inc. (Professional Services)	44	3,364
Rockwell Automation, Inc. (Electrical Equipment)	36	9,190
Rollins, Inc. (Commercial Services & Supplies)	63	2,651
S&P Global, Inc. (Capital Markets)	126	40,478
Salesforce, Inc.* (Software)	365	59,345
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	36	9,716
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	85	4,221
Sealed Air Corp. (Containers & Packaging)	47	2,238
ServiceNow, Inc.* (Software)	122	51,330
Signature Bank (Banks)	38	6,024
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	116	12,642
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	44	3,784
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	25	5,751
Starbucks Corp. (Hotels, Restaurants & Leisure)	351	30,393
STERIS PLC (Health Care Equipment & Supplies)	26	4,487
Stryker Corp. (Health Care Equipment & Supplies)	83	19,027
SVB Financial Group* (Banks)	36	8,315
Synchrony Financial (Consumer Finance)	164	5,832
Synopsys, Inc.* (Software)	62	18,138
T. Rowe Price Group, Inc. (Capital Markets)	95	10,085
Take-Two Interactive Software, Inc.* (Entertainment)	59	6,990
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	136	9,298
Target Corp. (Multiline Retail)	153	25,130
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	94	7,647
Tesla, Inc.* (Automobiles)	1,601	364,292
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	270	43,370
The Charles Schwab Corp. (Capital Markets)	623	49,634
The Estee Lauder Cos., Inc. (Personal Products)	82	16,440
The Goldman Sachs Group, Inc. (Capital Markets)	204	70,280
The Hershey Co. (Food Products)	40	9,551
The Home Depot, Inc. (Specialty Retail)	469	138,885
The Sherwin-Williams Co. (Chemicals)	75	16,877
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	236	121,296
Tractor Supply Co. (Specialty Retail)	66	14,505
TransDigm Group, Inc. (Aerospace & Defense)	13	7,485
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	83	4,993
Tyler Technologies, Inc.* (Software)	15	4,850
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	103	4,095
Ulta Beauty, Inc.* (Specialty Retail)	17	7,129
Union Pacific Corp. (Road & Rail)	153	30,162
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	189	31,709

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
United Rentals, Inc.* (Trading Companies & Distributors)	26	$8,209
UnitedHealth Group, Inc. (Health Care Providers & Services)	237	131,570
VeriSign, Inc.* (IT Services)	27	5,412
Verisk Analytics, Inc. (Professional Services)	48	8,776
Vertex Pharmaceuticals, Inc.* (Biotechnology)	93	29,016
Visa, Inc. - Class A (IT Services)	422	87,422
Vulcan Materials Co. (Construction Materials)	38	6,221
Waste Management, Inc. (Commercial Services & Supplies)	115	18,213
Waters Corp.* (Life Sciences Tools & Services)	27	8,078
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	44	10,124
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	186	5,753
Xylem, Inc. (Machinery)	44	4,507
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	81	9,578
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	22	6,231
Zions Bancorp (Banks)	42	2,181
Zoetis, Inc. (Pharmaceuticals)	185	27,894
TOTAL COMMON STOCKS
(Cost $3,241,049)		9,185,566

Collateral for Securities Loaned(b) (0.3%)

Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(c)	23,624	23,624
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,624)		23,624
TOTAL INVESTMENT SECURITIES
(Cost $3,264,673) - 100.1%		9,209,190
Net other assets (liabilities) - (0.1)%		(7,023)
NET ASSETS - 100.0%		$9,202,167

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $22,749.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$19,315	0.2%
Air Freight & Logistics	41,298	0.5%
Auto Components	5,920	0.1%
Automobiles	364,292	4.0%
Banks	206,320	2.2%
Beverages	79,356	0.9%
Biotechnology	231,463	2.5%
Building Products	21,880	0.2%
Capital Markets	335,592	3.6%
Chemicals	85,658	0.9%
Commercial Services & Supplies	48,541	0.5%
Communications Equipment	86,610	0.9%
Construction & Engineering	6,534	0.1%
Construction Materials	13,612	0.2%
Consumer Finance	57,870	0.6%
Containers & Packaging	6,477	0.1%
Distributors	11,085	0.1%
Electric Utilities	6,216	0.1%
Electrical Equipment	13,595	0.1%
Electronic Equipment, Instruments & Components	47,957	0.5%
Entertainment	88,080	1.0%
Equity Real Estate Investment Trusts (REITs)	197,802	2.2%
Food & Staples Retailing	68,706	0.7%
Food Products	9,551	0.1%
Health Care Equipment & Supplies	282,010	3.1%
Health Care Providers & Services	165,012	1.8%
Hotels, Restaurants & Leisure	127,852	1.4%
Household Durables	17,616	0.2%
Insurance	77,293	0.8%
Interactive Media & Services	773,613	8.4%
Internet & Direct Marketing Retail	562,812	6.1%
IT Services	344,477	3.7%
Life Sciences Tools & Services	208,458	2.3%
Machinery	73,225	0.8%
Metals & Mining	23,146	0.3%
Multiline Retail	25,130	0.3%
Oil, Gas & Consumable Fuels	140,779	1.5%
Personal Products	16,440	0.2%
Pharmaceuticals	288,434	3.1%
Professional Services	38,447	0.4%
Real Estate Management & Development	6,810	0.1%
Road & Rail	50,672	0.6%
Semiconductors & Semiconductor Equipment	645,955	7.0%
Software	1,494,403	16.2%
Specialty Retail	304,371	3.3%
Technology Hardware, Storage & Peripherals	1,410,655	15.3%
Textiles, Apparel & Luxury Goods	38,091	0.4%
Trading Companies & Distributors	16,135	0.2%
Other **	16,601	0.2%
Total	$9,202,167	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	494	$62,140
A.O. Smith Corp. (Building Products)	60	3,287
Abbott Laboratories (Health Care Equipment & Supplies)	737	72,919
AbbVie, Inc. (Biotechnology)	728	106,578
ABIOMED, Inc.* (Health Care Equipment & Supplies)	17	4,285
Accenture PLC - Class A (IT Services)	242	68,704
Activision Blizzard, Inc. (Entertainment)	641	46,665
Advance Auto Parts, Inc. (Specialty Retail)	27	5,128
Aflac, Inc. (Insurance)	518	33,727
Agilent Technologies, Inc. (Life Sciences Tools & Services)	106	14,665
Air Products & Chemicals, Inc. (Chemicals)	199	49,829
Akamai Technologies, Inc.* (IT Services)	83	7,331
Alaska Air Group, Inc.* (Airlines)	114	5,068
Albemarle Corp. (Chemicals)	32	8,956
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	131	19,034
Allegion PLC (Building Products)	83	8,696
Alliant Energy Corp. (Electric Utilities)	225	11,738
Altria Group, Inc. (Tobacco)	1,621	75,004
Amcor PLC (Containers & Packaging)	1,350	15,633
Ameren Corp. (Multi-Utilities)	235	19,157
American Airlines Group, Inc.* (Airlines)	587	8,324
American Electric Power Co., Inc. (Electric Utilities)	460	40,443
American Express Co. (Consumer Finance)	301	44,683
American International Group, Inc. (Insurance)	682	38,874
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	205	42,475
American Water Works Co., Inc. (Water Utilities)	160	23,254
Ameriprise Financial, Inc. (Capital Markets)	35	10,819
AmerisourceBergen Corp. (Health Care Providers & Services)	140	22,011
AMETEK, Inc. (Electrical Equipment)	207	26,840
Amgen, Inc. (Biotechnology)	285	77,050
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	250	18,958
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	465	66,318
ANSYS, Inc.* (Software)	27	5,971
Aon PLC (Insurance)	78	21,956
APA Corp. (Oil, Gas & Consumable Fuels)	131	5,955
Aptiv PLC* (Auto Components)	146	13,296
Arch Capital Group, Ltd.* (Insurance)	185	10,638
Archer-Daniels-Midland Co.(a) (Food Products)	504	48,879
Arthur J. Gallagher & Co. (Insurance)	104	19,456
Assurant, Inc. (Insurance)	50	6,793
AT&T, Inc. (Diversified Telecommunication Services)	6,402	116,708
Atmos Energy Corp. (Gas Utilities)	129	13,745
Autodesk, Inc.* (Software)	72	15,429
Automatic Data Processing, Inc. (IT Services)	176	42,539
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	75	13,134
Avery Dennison Corp. (Containers & Packaging)	35	5,934
Baker Hughes Co. - Class A (Energy Equipment & Services)	910	25,171
Ball Corp. (Containers & Packaging)	282	13,928
Bank of America Corp. (Banks)	3,520	126,861
Bath & Body Works, Inc. (Specialty Retail)	73	2,437
Baxter International, Inc. (Health Care Equipment & Supplies)	457	24,838
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	254	59,936
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,623	478,931
Best Buy Co., Inc. (Specialty Retail)	182	12,451
Biogen, Inc.* (Biotechnology)	131	37,131
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	9	3,165
BlackRock, Inc. - Class A (Capital Markets)	65	41,984
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	35	65,432
BorgWarner, Inc. (Auto Components)	213	7,994
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	129	9,378
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,291	55,655
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,918	148,587
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	157	73,809
Broadridge Financial Solutions, Inc. (IT Services)	61	9,154
Brown & Brown, Inc. (Insurance)	69	4,057
Brown-Forman Corp. - Class B (Beverages)	166	11,288
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	113	11,042
Caesars Entertainment, Inc.*(a) (Hotels, Restaurants & Leisure)	69	3,017
Campbell Soup Co. (Food Products)	184	9,735
Capital One Financial Corp. (Consumer Finance)	180	19,084
Cardinal Health, Inc. (Health Care Providers & Services)	244	18,520
CarMax, Inc.* (Specialty Retail)	72	4,537
Carnival Corp.*(a) - Class A (Hotels, Restaurants & Leisure)	883	8,000
Carrier Global Corp. (Building Products)	760	30,218
Catalent, Inc.* (Pharmaceuticals)	69	4,535
Caterpillar, Inc. (Machinery)	474	102,602
Cboe Global Markets, Inc. (Capital Markets)	38	4,731
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	145	10,286
CDW Corp. (Electronic Equipment, Instruments & Components)	50	8,641
Celanese Corp. (Chemicals)	50	4,806
Centene Corp.* (Health Care Providers & Services)	515	43,842
CenterPoint Energy, Inc.(a) (Multi-Utilities)	569	16,279
Ceridian HCM Holding, Inc.*(a) (Software)	83	5,494
CF Industries Holdings, Inc. (Chemicals)	72	7,651
Charter Communications, Inc.* - Class A (Media)	98	36,027

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,621	$293,239
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9	13,485
Chubb, Ltd. (Insurance)	376	80,798
Church & Dwight Co., Inc. (Household Products)	219	16,234
Cigna Corp. (Health Care Providers & Services)	271	87,549
Cincinnati Financial Corp. (Insurance)	78	8,059
Cintas Corp. (Commercial Services & Supplies)	41	17,530
Cisco Systems, Inc. (Communications Equipment)	2,046	92,950
Citigroup, Inc. (Banks)	1,744	79,980
Citizens Financial Group, Inc. (Banks)	448	18,323
CME Group, Inc. (Capital Markets)	323	55,977
CMS Energy Corp. (Multi-Utilities)	261	14,890
Cognizant Technology Solutions Corp. - Class A (IT Services)	467	29,071
Colgate-Palmolive Co. (Household Products)	750	55,380
Comcast Corp. - Class A (Media)	3,958	125,627
Comerica, Inc. (Banks)	69	4,865
Conagra Brands, Inc. (Food Products)	436	16,001
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,147	144,625
Consolidated Edison, Inc. (Multi-Utilities)	318	27,971
Constellation Brands, Inc. - Class A (Beverages)	140	34,591
Constellation Energy Corp. (Electric Utilities)	294	27,795
Copart, Inc.* (Commercial Services & Supplies)	61	7,016
Corning, Inc. (Electronic Equipment, Instruments & Components)	690	22,197
Corteva, Inc. (Chemicals)	648	42,340
CoStar Group, Inc.*(a) (Professional Services)	180	14,890
Costco Wholesale Corp. (Food & Staples Retailing)	192	96,288
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	720	22,414
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	214	28,518
CSX Corp. (Road & Rail)	1,925	55,941
Cummins, Inc. (Machinery)	129	31,542
CVS Health Corp. (Health Care Providers & Services)	1,179	111,651
D.R. Horton, Inc. (Household Durables)	134	10,302
Danaher Corp. (Health Care Equipment & Supplies)	182	45,804
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	113	16,175
DaVita, Inc.* (Health Care Providers & Services)	50	3,651
Deere & Co. (Machinery)	131	51,852
Delta Air Lines, Inc.* (Airlines)	579	19,645
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	194	5,979
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	261	26,165
DISH Network Corp.* - Class A (Media)	228	3,399
Dollar General Corp. (Multiline Retail)	205	52,284
Dollar Tree, Inc.* (Multiline Retail)	189	29,957
Dominion Energy, Inc. (Multi-Utilities)	748	52,338
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	11	3,655
Dover Corp. (Machinery)	72	9,410
Dow, Inc. (Chemicals)	647	30,241
DTE Energy Co. (Multi-Utilities)	171	19,171
Duke Energy Corp. (Electric Utilities)	692	64,481
DuPont de Nemours, Inc. (Chemicals)	451	25,797
DXC Technology Co.* (IT Services)	210	6,038
Eastman Chemical Co. (Chemicals)	113	8,680
Eaton Corp. PLC (Electrical Equipment)	358	53,725
eBay, Inc. (Internet & Direct Marketing Retail)	118	4,701
Ecolab, Inc. (Chemicals)	224	35,184
Edison International (Electric Utilities)	348	20,894
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	209	15,138
Electronic Arts, Inc. (Entertainment)	242	30,482
Elevance Health, Inc. (Health Care Providers & Services)	216	118,102
Emerson Electric Co. (Electrical Equipment)	530	45,898
Entergy Corp. (Electric Utilities)	182	19,499
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	285	38,908
EQT Corp. (Oil, Gas & Consumable Fuels)	335	14,016
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	45	25,490
Equity Residential (Equity Real Estate Investment Trusts (REITs))	305	19,221
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	32	7,112
Everest Re Group, Ltd. (Insurance)	32	10,325
Evergy, Inc. (Electric Utilities)	209	12,776
Eversource Energy (Electric Utilities)	313	23,876
Exelon Corp. (Electric Utilities)	893	34,461
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	137	12,805
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,746	415,094
F5, Inc.* (Communications Equipment)	27	3,859
FactSet Research Systems, Inc. (Capital Markets)	15	6,382
Fastenal Co. (Trading Companies & Distributors)	272	13,146
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	35	3,464
FedEx Corp. (Air Freight & Logistics)	216	34,620
Fidelity National Information Services, Inc. (IT Services)	547	45,396
Fifth Third Bancorp (Banks)	618	22,056
First Horizon Corp. (Banks)	1	21
FirstEnergy Corp. (Electric Utilities)	492	18,553
Fiserv, Inc.* (IT Services)	571	58,665

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
FleetCor Technologies, Inc.* (IT Services)	67	$12,470
FMC Corp. (Chemicals)	115	13,674
Ford Motor Co. (Automobiles)	3,547	47,423
Fortive Corp. (Machinery)	318	20,320
Fortune Brands Home & Security, Inc. (Building Products)	65	3,921
Fox Corp. - Class A (Media)	277	7,997
Fox Corp. - Class B (Media)	131	3,563
Franklin Resources, Inc. (Capital Markets)	145	3,400
Freeport-McMoRan, Inc. (Metals & Mining)	723	22,912
Garmin, Ltd. (Household Durables)	72	6,339
General Dynamics Corp. (Aerospace & Defense)	201	50,210
General Electric Co. (Industrial Conglomerates)	990	77,032
General Mills, Inc. (Food Products)	538	43,890
General Motors Co. (Automobiles)	1,313	51,536
Genuine Parts Co. (Distributors)	129	22,944
Gilead Sciences, Inc. (Biotechnology)	1,125	88,268
Global Payments, Inc. (IT Services)	250	28,565
Globe Life, Inc. (Insurance)	83	9,588
Halliburton Co. (Energy Equipment & Services)	819	29,828
Hartford Financial Services Group, Inc. (Insurance)	294	21,289
Hasbro, Inc. (Leisure Products)	117	7,634
HCA Healthcare, Inc. (Health Care Providers & Services)	83	18,050
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	488	11,580
Henry Schein, Inc.* (Health Care Providers & Services)	124	8,489
Hess Corp. (Oil, Gas & Consumable Fuels)	75	10,581
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,169	16,681
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	146	19,748
Hologic, Inc.* (Health Care Equipment & Supplies)	60	4,068
Honeywell International, Inc. (Industrial Conglomerates)	605	123,432
Hormel Foods Corp. (Food Products)	263	12,216
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	642	12,121
Howmet Aerospace, Inc. (Aerospace & Defense)	334	11,874
HP, Inc. (Technology Hardware, Storage & Peripherals)	411	11,352
Humana, Inc. (Health Care Providers & Services)	115	64,179
Huntington Bancshares, Inc. (Banks)	1,299	19,719
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	35	8,997
IDEX Corp. (Machinery)	38	8,448
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	23	8,273
Illinois Tool Works, Inc. (Machinery)	151	32,243
Illumina, Inc.* (Life Sciences Tools & Services)	72	16,476
Incyte Corp.* (Biotechnology)	93	6,914
Ingersoll Rand, Inc. (Machinery)	365	18,433
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,692	104,964
Intercontinental Exchange, Inc. (Capital Markets)	218	20,834
International Business Machines Corp. (IT Services)	812	112,291
International Flavors & Fragrances, Inc.(a) (Chemicals)	233	22,743
International Paper Co. (Containers & Packaging)	326	10,957
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	98	24,154
Invesco, Ltd. (Capital Markets)	409	6,266
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	283	8,968
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	45	9,435
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	105	5,257
J.B. Hunt Transport Services, Inc. (Road & Rail)	29	4,961
Jack Henry & Associates, Inc. (IT Services)	65	12,939
Jacobs Solutions, Inc. (Professional Services)	65	7,489
Johnson & Johnson (Pharmaceuticals)	2,360	410,569
Johnson Controls International PLC (Building Products)	242	13,997
JPMorgan Chase & Co. (Banks)	1,422	179,000
Juniper Networks, Inc. (Communications Equipment)	292	8,935
Kellogg Co. (Food Products)	233	17,899
Keurig Dr Pepper, Inc. (Beverages)	582	22,605
KeyCorp (Banks)	838	14,975
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	38	6,618
Kimberly-Clark Corp. (Household Products)	305	37,960
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	560	11,973
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,782	32,290
L3Harris Technologies, Inc. (Aerospace & Defense)	98	24,154
Laboratory Corp. of America Holdings (Health Care Providers & Services)	35	7,765
Lamb Weston Holding, Inc. (Food Products)	129	11,122
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	299	11,365
Leidos Holdings, Inc. (Professional Services)	124	12,597
Lennar Corp. - Class A (Household Durables)	233	18,802
Lincoln National Corp. (Insurance)	140	7,542
Linde PLC (Chemicals)	219	65,119
Live Nation Entertainment, Inc.* (Entertainment)	75	5,971
LKQ Corp. (Distributors)	135	7,511

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Lockheed Martin Corp. (Aerospace & Defense)	214	$104,150
Loews Corp. (Insurance)	182	10,378
Lumen Technologies, Inc. (Diversified Telecommunication Services)	849	6,249
LyondellBasell Industries N.V. - Class A (Chemicals)	227	17,354
M&T Bank Corp. (Banks)	159	26,771
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	611	18,605
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	452	51,356
MarketAxess Holdings, Inc. (Capital Markets)	17	4,149
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	246	39,330
Marsh & McLennan Cos., Inc. (Insurance)	176	28,422
Martin Marietta Materials, Inc. (Construction Materials)	23	7,728
Masco Corp. (Building Products)	105	4,858
Mastercard, Inc. - Class A (IT Services)	405	132,913
Match Group, Inc.* (Interactive Media & Services)	251	10,843
McCormick & Co., Inc. (Food Products)	226	17,773
McDonald's Corp. (Hotels, Restaurants & Leisure)	367	100,067
McKesson Corp. (Health Care Providers & Services)	129	50,229
Medtronic PLC (Health Care Equipment & Supplies)	1,193	104,196
Merck & Co., Inc. (Pharmaceuticals)	2,273	230,028
MetLife, Inc. (Insurance)	605	44,292
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9	11,384
MGM Resorts International (Hotels, Restaurants & Leisure)	293	10,422
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	261	16,114
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	992	53,667
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	38	5,983
Mohawk Industries, Inc.* (Household Durables)	50	4,738
Molina Healthcare, Inc.* (Health Care Providers & Services)	27	9,689
Molson Coors Beverage Co. - Class B (Beverages)	173	8,724
Mondelez International, Inc. - Class A (Food Products)	1,232	75,744
Monster Beverage Corp.* (Beverages)	166	15,558
Moody's Corp. (Capital Markets)	50	13,244
Morgan Stanley (Capital Markets)	614	50,452
Motorola Solutions, Inc. (Communications Equipment)	61	15,232
Nasdaq, Inc. (Capital Markets)	72	4,481
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	60	4,156
Newell Brands, Inc. (Household Durables)	158	2,182
Newmont Corp. (Metals & Mining)	715	30,259
News Corp. - Class A (Media)	348	5,871
News Corp. - Class B (Media)	109	1,867
NextEra Energy, Inc. (Electric Utilities)	1,766	136,865
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	522	48,379
NiSource, Inc. (Multi-Utilities)	368	9,454
Nordson Corp. (Machinery)	19	4,275
Norfolk Southern Corp. (Road & Rail)	209	47,667
Northern Trust Corp. (Capital Markets)	182	15,352
Northrop Grumman Corp. (Aerospace & Defense)	131	71,920
NortonLifeLock, Inc. (Software)	535	12,054
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	379	6,401
Nucor Corp. (Metals & Mining)	106	13,926
NVR, Inc.* (Household Durables)	2	8,476
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	87	12,709
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	398	28,895
Omnicom Group, Inc. (Media)	187	13,604
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	93	5,713
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	233	13,822
Organon & Co. (Pharmaceuticals)	232	6,074
Otis Worldwide Corp. (Machinery)	227	16,035
PACCAR, Inc. (Machinery)	314	30,405
Packaging Corp. of America (Containers & Packaging)	85	10,218
Paramount Global(a) - Class B (Media)	455	8,336
Parker-Hannifin Corp. (Machinery)	115	33,421
Paychex, Inc. (IT Services)	137	16,208
Paycom Software, Inc.* (Software)	11	3,806
PayPal Holdings, Inc.* (IT Services)	476	39,784
Pentair PLC (Machinery)	66	2,835
PepsiCo, Inc. (Beverages)	719	130,556
Pfizer, Inc. (Pharmaceuticals)	2,320	107,996
PG&E Corp.* (Electric Utilities)	1,447	21,604
Philip Morris International, Inc. (Tobacco)	1,393	127,947
Phillips 66 (Oil, Gas & Consumable Fuels)	434	45,262
Pinnacle West Capital Corp. (Electric Utilities)	104	6,990
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	94	24,103
PPG Industries, Inc. (Chemicals)	209	23,864
PPL Corp. (Electric Utilities)	665	17,616
Principal Financial Group, Inc. (Insurance)	209	18,419
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	323	35,773
Prudential Financial, Inc. (Insurance)	337	35,449
PTC, Inc.* (Software)	50	5,892
Public Service Enterprise Group, Inc. (Multi-Utilities)	451	25,288
Public Storage (Equity Real Estate Investment Trusts (REITs))	56	17,346
PulteGroup, Inc. (Household Durables)	208	8,318

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	50	$4,304
Quanta Services, Inc. (Construction & Engineering)	61	8,664
Quest Diagnostics, Inc. (Health Care Providers & Services)	56	8,044
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	38	3,522
Raymond James Financial, Inc. (Capital Markets)	72	8,506
Raytheon Technologies Corp. (Aerospace & Defense)	1,326	125,732
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	557	34,684
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	140	8,471
Regions Financial Corp. (Banks)	463	10,163
Republic Services, Inc. (Commercial Services & Supplies)	104	13,792
ResMed, Inc. (Health Care Equipment & Supplies)	53	11,856
Robert Half International, Inc. (Professional Services)	29	2,217
Rockwell Automation, Inc. (Electrical Equipment)	50	12,765
Rollins, Inc. (Commercial Services & Supplies)	121	5,092
Roper Technologies, Inc. (Industrial Conglomerates)	96	39,796
Ross Stores, Inc. (Specialty Retail)	315	30,142
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	198	10,569
S&P Global, Inc. (Capital Markets)	120	38,550
Salesforce, Inc.* (Software)	349	56,743
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	41	11,066
Schlumberger, Ltd. (Energy Equipment & Services)	1,273	66,234
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	50	2,483
Sealed Air Corp. (Containers & Packaging)	60	2,857
Sempra Energy (Multi-Utilities)	283	42,716
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	115	12,533
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	78	6,709
Snap-on, Inc. (Machinery)	50	11,103
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	11	2,530
Southwest Airlines Co.* (Airlines)	538	19,556
Stanley Black & Decker, Inc. (Machinery)	131	10,282
Starbucks Corp. (Hotels, Restaurants & Leisure)	508	43,988
State Street Corp. (Capital Markets)	330	24,420
STERIS PLC (Health Care Equipment & Supplies)	50	8,629
Stryker Corp. (Health Care Equipment & Supplies)	180	41,263
Synchrony Financial (Consumer Finance)	191	6,792
Synopsys, Inc.* (Software)	45	13,165
Sysco Corp. (Food & Staples Retailing)	457	39,558
T. Rowe Price Group, Inc. (Capital Markets)	61	6,476
Take-Two Interactive Software, Inc.* (Entertainment)	53	6,279
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	232	7,350
Target Corp. (Multiline Retail)	182	29,894
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	287	35,080
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	41	16,317
Teleflex, Inc. (Health Care Equipment & Supplies)	41	8,797
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	416	66,822
Textron, Inc. (Aerospace & Defense)	191	13,072
The AES Corp. (Independent Power and Renewable Electricity Producers)	601	15,722
The Allstate Corp. (Insurance)	242	30,553
The Bank of New York Mellon Corp. (Capital Markets)	664	27,961
The Boeing Co.* (Aerospace & Defense)	504	71,825
The Charles Schwab Corp. (Capital Markets)	442	35,214
The Clorox Co. (Household Products)	113	16,503
The Coca-Cola Co. (Beverages)	3,501	209,535
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	45	12,303
The Estee Lauder Cos., Inc. (Personal Products)	85	17,042
The Hershey Co. (Food Products)	75	17,908
The Home Depot, Inc. (Specialty Retail)	224	66,333
The Interpublic Group of Cos., Inc. (Media)	353	10,516
The JM Smucker Co. - Class A (Food Products)	96	14,463
The Kraft Heinz Co. (Food Products)	720	27,698
The Kroger Co. (Food & Staples Retailing)	588	27,807
The Mosaic Co. (Chemicals)	312	16,770
The PNC Financial Services Group, Inc. (Banks)	372	60,201
The Procter & Gamble Co. (Household Products)	2,151	289,675
The Progressive Corp. (Insurance)	527	67,666
The Sherwin-Williams Co. (Chemicals)	98	22,053
The Southern Co. (Electric Utilities)	956	62,599
The TJX Cos., Inc. (Specialty Retail)	1,057	76,209
The Travelers Cos., Inc. (Insurance)	214	39,474
The Walt Disney Co.* (Entertainment)	1,638	174,513
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,099	35,970
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	539	81,691
Trane Technologies PLC (Building Products)	207	33,043
TransDigm Group, Inc. (Aerospace & Defense)	27	15,546
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	95	5,715

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Truist Financial Corp. (Banks)	1,196	$53,569
Tyler Technologies, Inc.* (Software)	15	4,850
Tyson Foods, Inc. - Class A (Food Products)	261	17,839
U.S. Bancorp (Banks)	1,220	51,789
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	123	4,890
Ulta Beauty, Inc.* (Specialty Retail)	19	7,968
Union Pacific Corp. (Road & Rail)	331	65,253
United Airlines Holdings, Inc.* (Airlines)	294	12,666
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	376	63,082
United Rentals, Inc.* (Trading Companies & Distributors)	27	8,524
UnitedHealth Group, Inc. (Health Care Providers & Services)	486	269,802
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	61	7,068
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	353	44,319
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	361	14,126
VeriSign, Inc.* (IT Services)	45	9,021
Verisk Analytics, Inc. (Professional Services)	67	12,250
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,776	141,109
Vertex Pharmaceuticals, Inc.* (Biotechnology)	91	28,392
VF Corp. (Textiles, Apparel & Luxury Goods)	299	8,447
Viatris, Inc. (Pharmaceuticals)	1,088	11,021
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	868	27,793
Visa, Inc. - Class A (IT Services)	838	173,600
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	145	3,421
Vulcan Materials Co. (Construction Materials)	61	9,985
W.R. Berkley Corp. (Insurance)	187	13,909
W.W. Grainger, Inc. (Trading Companies & Distributors)	38	22,205
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	646	23,579
Walmart, Inc. (Food & Staples Retailing)	1,280	182,182
Warner Bros Discovery, Inc.* (Entertainment)	1,989	25,857
Waste Management, Inc. (Commercial Services & Supplies)	166	26,289
Waters Corp.* (Life Sciences Tools & Services)	15	4,488
WEC Energy Group, Inc. (Multi-Utilities)	285	26,029
Wells Fargo & Co. (Banks)	3,412	156,917
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	416	25,393
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	283	9,727
Westinghouse Air Brake Technologies Corp. (Machinery)	166	15,484
WestRock Co. (Containers & Packaging)	231	7,868
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	391	12,094
Whirlpool Corp. (Household Durables)	50	6,912
Willis Towers Watson PLC (Insurance)	98	21,385
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	93	5,943
Xcel Energy, Inc. (Electric Utilities)	493	32,099
Xylem, Inc. (Machinery)	96	9,833
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	137	16,200
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	11	3,115
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	182	20,630
Zions Bancorp (Banks)	73	3,792
Zoetis, Inc. (Pharmaceuticals)	140	21,109
TOTAL COMMON STOCKS
(Cost $13,188,185)		15,518,023

Repurchase Agreements(b) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $74,006	$74,000	$74,000
TOTAL REPURCHASE AGREEMENTS
(Cost $74,000)		74,000

Collateral for Securities Loaned(c) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(d)	80,849	$80,849
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $80,849)		80,849
TOTAL INVESTMENT SECURITIES
(Cost $13,343,034) - 100.7%		15,672,872
Net other assets (liabilities) - (0.7)%		(116,342)
NET ASSETS - 100.0%		$15,556,530

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $79,495.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Large-Cap Value ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$497,479	3.2%
Air Freight & Logistics	108,744	0.7%
Airlines	65,259	0.4%
Auto Components	21,290	0.1%
Automobiles	98,959	0.6%
Banks	829,003	5.3%
Beverages	432,857	2.8%
Biotechnology	344,333	2.2%
Building Products	98,020	0.6%
Capital Markets	379,198	2.4%
Chemicals	395,061	2.5%
Commercial Services & Supplies	69,719	0.4%
Communications Equipment	120,976	0.8%
Construction & Engineering	8,664	0.1%
Construction Materials	17,713	0.1%
Consumer Finance	70,559	0.5%
Containers & Packaging	67,395	0.4%
Distributors	30,455	0.2%
Diversified Financial Services	478,931	3.1%
Diversified Telecommunication Services	264,066	1.7%
Electric Utilities	552,289	3.6%
Electrical Equipment	139,228	0.9%
Electronic Equipment, Instruments & Components	116,641	0.8%
Energy Equipment & Services	121,233	0.8%
Entertainment	289,767	1.9%
Equity Real Estate Investment Trusts (REITs)	457,462	2.9%
Food & Staples Retailing	369,414	2.4%
Food Products	331,167	2.1%
Gas Utilities	13,745	0.1%
Health Care Equipment & Supplies	528,723	3.4%
Health Care Providers & Services	848,642	5.5%
Hotels, Restaurants & Leisure	386,601	2.5%
Household Durables	66,069	0.4%
Household Products	415,753	2.7%
Independent Power and Renewable Electricity Producers	15,722	0.1%
Industrial Conglomerates	302,400	1.9%
Insurance	583,049	3.7%
Interactive Media & Services	10,843	0.1%
Internet & Direct Marketing Retail	4,701	NM
IT Services	804,688	5.2%
Leisure Products	7,634	0.1%
Life Sciences Tools & Services	59,613	0.4%
Machinery	408,523	2.6%
Media	216,807	1.4%
Metals & Mining	67,097	0.4%
Multiline Retail	112,135	0.7%
Multi-Utilities	253,293	1.6%
Oil, Gas & Consumable Fuels	1,239,453	8.0%
Personal Products	17,042	0.1%
Pharmaceuticals	939,920	6.0%
Professional Services	49,443	0.3%
Real Estate Management & Development	10,286	0.1%
Road & Rail	173,822	1.1%
Semiconductors & Semiconductor Equipment	413,659	2.7%
Software	123,404	0.8%
Specialty Retail	205,205	1.3%
Technology Hardware, Storage & Peripherals	44,399	0.3%
Textiles, Apparel & Luxury Goods	67,698	0.4%
Tobacco	202,951	1.3%
Trading Companies & Distributors	43,875	0.3%
Water Utilities	23,254	0.2%
Wireless Telecommunication Services	81,691	0.5%
Other **	38,508	0.3%
Total	$15,556,530	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (100.1%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	183	$4,452
Acuity Brands, Inc. (Electrical Equipment)	111	20,376
Affiliated Managers Group, Inc. (Capital Markets)	130	16,141
Alcoa Corp. (Metals & Mining)	244	9,523
American Financial Group, Inc. (Insurance)	113	16,397
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	139	2,890
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,139	12,130
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	543	19,906
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	247	9,492
AptarGroup, Inc. (Containers & Packaging)	102	10,113
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	360	12,532
ASGN, Inc.* (Professional Services)	171	14,497
Ashland, Inc. (Chemicals)	73	7,659
Aspen Technology, Inc.* (Software)	100	24,145
AutoNation, Inc.* (Specialty Retail)	62	6,591
Avient Corp. (Chemicals)	290	10,002
Avis Budget Group, Inc.* (Road & Rail)	97	22,936
Axon Enterprise, Inc.* (Aerospace & Defense)	230	33,451
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	255	11,322
Bank of Hawaii Corp. (Banks)	57	4,329
Bank OZK (Banks)	178	7,650
Blackbaud, Inc.* (Software)	100	5,470
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	277	16,000
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	561	11,955
Bruker Corp. (Life Sciences Tools & Services)	342	21,149
Brunswick Corp. (Leisure Products)	251	17,738
Builders FirstSource, Inc.* (Building Products)	529	32,617
Cable One, Inc. (Media)	9	7,735
Calix, Inc.* (Communications Equipment)	193	14,213
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	285	13,019
Carlisle Cos., Inc. (Industrial Conglomerates)	176	42,029
Cathay General Bancorp (Banks)	99	4,514
Celsius Holdings, Inc.* (Beverages)	136	12,387
ChampionX Corp. (Energy Equipment & Services)	325	9,302
Chart Industries, Inc.* (Machinery)	121	26,968
Chemed Corp. (Health Care Providers & Services)	29	13,539
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	67	8,699
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	113	23,493
Ciena Corp.* (Communications Equipment)	321	15,376
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	91	6,108
Clean Harbors, Inc.* (Commercial Services & Supplies)	101	12,368
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,759	22,849
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	302	5,077
Coca-Cola Consolidated, Inc. (Beverages)	15	7,305
Cognex Corp. (Electronic Equipment, Instruments & Components)	372	17,197
Coherent Corp.* (Electronic Equipment, Instruments & Components)	211	7,092
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	64	4,768
Commerce Bancshares, Inc. (Banks)	185	13,105
CommVault Systems, Inc.* (Software)	100	6,089
Concentrix Corp. (IT Services)	147	17,968
Crane Holdings Co. (Machinery)	79	7,927
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	210	14,858
Cullen/Frost Bankers, Inc. (Banks)	121	18,761
Darling Ingredients, Inc.* (Food Products)	546	42,851
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	91	31,843
Dick's Sporting Goods, Inc. (Specialty Retail)	193	21,956
Donaldson Co., Inc. (Machinery)	214	12,294
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	275	4,837
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	138	8,239
Dycom Industries, Inc.* (Construction & Engineering)	39	4,609
Dynatrace, Inc.* (Software)	684	24,104
Eagle Materials, Inc. (Construction Materials)	128	15,656
East West Bancorp, Inc. (Banks)	480	34,354
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	150	23,504
Enovis Corp.* (Health Care Equipment & Supplies)	66	3,264
Envestnet, Inc.* (Software)	100	4,931
Esab Corp. (Machinery)	63	2,350
Essential Utilities, Inc. (Water Utilities)	511	22,597
Euronet Worldwide, Inc.* (IT Services)	53	4,453
Evercore Partners, Inc. - Class A (Capital Markets)	121	12,717
Exelixis, Inc.* (Biotechnology)	580	9,616
ExlService Holdings, Inc.* (IT Services)	113	20,548
Fair Isaac Corp.* (Software)	50	23,942
Federated Hermes, Inc. - Class B (Capital Markets)	136	4,726
First American Financial Corp. (Insurance)	162	8,165
First Financial Bankshares, Inc. (Banks)	441	16,974
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	311	14,813
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	199	28,967
Five Below, Inc.* (Specialty Retail)	188	27,514
Fox Factory Holding Corp.* (Auto Components)	145	12,739
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	251	5,878
FTI Consulting, Inc.* (Professional Services)	117	18,210

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
GameStop Corp.*(a) - Class A (Specialty Retail)	859	$24,318
Genpact, Ltd. (IT Services)	380	18,430
Gentex Corp. (Auto Components)	423	11,205
Glacier Bancorp, Inc. (Banks)	377	21,595
Globus Medical, Inc.* (Health Care Equipment & Supplies)	157	10,519
Graco, Inc. (Machinery)	346	24,075
GXO Logistics, Inc.* (Air Freight & Logistics)	403	14,726
H&R Block, Inc. (Diversified Consumer Services)	250	10,288
Halozyme Therapeutics, Inc.* (Biotechnology)	468	22,375
Hancock Whitney Corp. (Banks)	130	7,263
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	634	12,889
HealthEquity, Inc.* (Health Care Providers & Services)	192	14,959
Helen of Troy, Ltd.* (Household Durables)	82	7,759
Home BancShares, Inc. (Banks)	240	6,118
Hubbell, Inc. (Electrical Equipment)	100	23,748
IAA, Inc.* (Commercial Services & Supplies)	246	9,331
ICU Medical, Inc.* (Health Care Equipment & Supplies)	33	4,898
Inari Medical, Inc.* (Health Care Equipment & Supplies)	163	12,540
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	753	12,620
Ingevity Corp.* (Chemicals)	66	4,440
Insperity, Inc. (Professional Services)	121	14,280
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	126	6,332
Interactive Brokers Group, Inc. (Capital Markets)	217	17,393
Iridium Communications, Inc.* (Diversified Telecommunication Services)	229	11,801
ITT, Inc. (Machinery)	158	12,070
Jabil, Inc. (Electronic Equipment, Instruments & Components)	206	13,236
Janus Henderson Group PLC (Capital Markets)	208	4,736
Jefferies Financial Group, Inc. (Diversified Financial Services)	632	21,747
John Wiley & Sons, Inc. - Class A (Media)	73	3,080
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	79	12,568
KBR, Inc. (Professional Services)	308	15,329
Kinsale Capital Group, Inc. (Insurance)	73	23,008
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	195	17,985
Lancaster Colony Corp. (Food Products)	33	5,949
Landstar System, Inc. (Road & Rail)	80	12,498
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	137	10,137
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	467	22,654
Lennox International, Inc. (Building Products)	63	14,715
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	287	31,745
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	321	18,020
Lincoln Electric Holdings, Inc. (Machinery)	114	16,188
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	51	11,233
LivaNova PLC* (Health Care Equipment & Supplies)	109	5,134
Louisiana-Pacific Corp. (Paper & Forest Products)	250	14,163
Lumentum Holdings, Inc.* (Communications Equipment)	107	7,966
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	135	7,812
Manhattan Associates, Inc.* (Software)	213	25,916
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	60	8,866
Masimo Corp.* (Health Care Equipment & Supplies)	164	21,582
MasTec, Inc.* (Construction & Engineering)	102	7,862
Matador Resources Co. (Oil, Gas & Consumable Fuels)	382	25,384
Mattel, Inc.* (Leisure Products)	1,201	22,771
MAXIMUS, Inc. (IT Services)	206	12,704
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	86	19,090
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	107	8,790
MP Materials Corp.* (Metals & Mining)	314	9,433
MSA Safety, Inc. (Commercial Services & Supplies)	64	8,591
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	497	24,109
National Fuel Gas Co. (Gas Utilities)	162	10,933
National Instruments Corp. (Electronic Equipment, Instruments & Components)	238	9,087
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	271	11,390
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	289	12,329
Navient Corp. (Consumer Finance)	377	5,708
Neogen Corp.* (Health Care Equipment & Supplies)	427	5,636
Neurocrine Biosciences, Inc.* (Biotechnology)	325	37,414
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	78	11,029
nVent Electric PLC (Electrical Equipment)	334	12,191
OGE Energy Corp. (Electric Utilities)	251	9,194
Olin Corp. (Chemicals)	459	24,303
Omnicell, Inc.* (Health Care Technology)	151	11,675
Option Care Health, Inc.* (Health Care Providers & Services)	525	15,887
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	52	4,703
PacWest Bancorp (Banks)	400	9,944
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	109	7,917

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Paylocity Holding Corp.* (Software)	139	$32,219
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	328	23,662
Penumbra, Inc.* (Health Care Equipment & Supplies)	128	21,947
Pinnacle Financial Partners, Inc. (Banks)	260	21,577
Polaris, Inc. (Leisure Products)	82	8,331
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	119	5,294
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	194	12,942
Primerica, Inc. (Insurance)	79	11,431
Progyny, Inc.* (Health Care Providers & Services)	157	6,982
Qualys, Inc.* (Software)	119	16,965
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	184	16,527
R1 RCM, Inc.* (Health Care Providers & Services)	271	4,786
Range Resources Corp. (Oil, Gas & Consumable Fuels)	582	16,575
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	299	10,076
Regal Rexnord Corp. (Electrical Equipment)	95	12,021
Repligen Corp.* (Life Sciences Tools & Services)	175	31,937
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	581	32,118
RH* (Specialty Retail)	68	17,267
RLI Corp. (Insurance)	82	10,666
Royal Gold, Inc. (Metals & Mining)	134	12,725
RPM International, Inc. (Chemicals)	224	21,184
Sabre Corp.* (IT Services)	538	3,126
Saia, Inc.* (Road & Rail)	89	17,699
SEI Investments Co. (Capital Markets)	207	11,240
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	143	3,960
Sensient Technologies Corp. (Chemicals)	82	5,860
Service Corp. International (Diversified Consumer Services)	537	32,547
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	121	35,470
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	116	13,331
Simpson Manufacturing Co., Inc. (Building Products)	147	12,566
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	53	4,760
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	216	7,437
SLM Corp. (Consumer Finance)	854	14,168
Sotera Health Co.* (Life Sciences Tools & Services)	256	1,761
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,426	16,812
STAAR Surgical Co.* (Health Care Equipment & Supplies)	163	11,552
Steel Dynamics, Inc. (Metals & Mining)	589	55,395
Stifel Financial Corp. (Capital Markets)	361	22,335
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	290	5,362
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	134	11,872
Syneos Health, Inc.* (Life Sciences Tools & Services)	350	17,633
Synovus Financial Corp. (Banks)	198	7,890
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	219	12,297
TEGNA, Inc. (Media)	334	6,974
Tempur Sealy International, Inc. (Household Durables)	585	15,731
Tenet Healthcare Corp.* (Health Care Providers & Services)	366	16,235
Teradata Corp.* (IT Services)	350	11,057
Tetra Tech, Inc. (Commercial Services & Supplies)	182	25,714
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	136	13,457
The Boston Beer Co., Inc.* - Class A (Beverages)	18	6,719
The Middleby Corp.* (Machinery)	117	16,364
The New York Times Co. - Class A (Media)	326	9,440
The Scotts Miracle-Gro Co. - Class A (Chemicals)	138	6,336
The Toro Co. (Machinery)	354	37,323
The Wendy's Co. (Hotels, Restaurants & Leisure)	289	6,005
TopBuild Corp.* (Household Durables)	111	18,885
Trex Co., Inc.* (Building Products)	375	18,034
TripAdvisor, Inc.* (Interactive Media & Services)	148	3,496
UMB Financial Corp. (Banks)	149	12,400
Umpqua Holdings Corp. (Banks)	273	5,427
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	276	2,056
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	292	1,916
United Therapeutics Corp.* (Biotechnology)	75	17,290
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	149	14,188
Valmont Industries, Inc. (Construction & Engineering)	73	23,303
Valvoline, Inc. (Chemicals)	601	17,645
Vicor Corp.* (Electrical Equipment)	75	3,583
Victoria's Secret & Co.* (Specialty Retail)	139	5,226
Watsco, Inc. (Trading Companies & Distributors)	75	20,322
Watts Water Technologies, Inc. - Class A (Machinery)	93	13,611
Webster Financial Corp. (Banks)	245	13,294
WEX, Inc.* (IT Services)	64	10,505
Williams-Sonoma, Inc. (Specialty Retail)	234	28,977
Wingstop, Inc. (Hotels, Restaurants & Leisure)	102	16,156
Wintrust Financial Corp. (Banks)	103	9,643
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	231	18,191
World Wrestling Entertainment, Inc. - Class A (Entertainment)	91	7,179

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	200	$15,186
YETI Holdings, Inc.* (Leisure Products)	294	9,432
Ziff Davis, Inc.* (Interactive Media & Services)	161	12,460
TOTAL COMMON STOCKS
(Cost $2,479,895)		3,383,238

Collateral for Securities Loaned(b) (0.7%)

Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(c)	22,224	22,224
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,224)		22,224
TOTAL INVESTMENT SECURITIES
(Cost $2,502,119) - 100.8%		3,405,462
Net other assets (liabilities) - (0.8)%		(26,224)
NET ASSETS - 100.0%		$3,379,238

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $21,884.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$33,451	1.0%
Air Freight & Logistics	14,726	0.4%
Auto Components	23,944	0.7%
Banks	214,839	6.4%
Beverages	26,411	0.8%
Biotechnology	99,227	2.9%
Building Products	77,932	2.3%
Capital Markets	89,288	2.6%
Chemicals	97,429	2.9%
Commercial Services & Supplies	56,004	1.7%
Communications Equipment	37,555	1.1%
Construction & Engineering	35,774	1.1%
Construction Materials	15,656	0.5%
Consumer Finance	19,876	0.6%
Containers & Packaging	10,113	0.3%
Diversified Consumer Services	42,835	1.3%
Diversified Financial Services	21,747	0.6%
Diversified Telecommunication Services	17,679	0.5%
Electric Utilities	9,194	0.3%
Electrical Equipment	71,919	2.1%
Electronic Equipment, Instruments & Components	68,874	2.0%
Energy Equipment & Services	9,301	0.3%
Entertainment	7,179	0.2%
Equity Real Estate Investment Trusts (REITs)	211,047	6.2%
Food Products	48,799	1.4%
Gas Utilities	10,933	0.3%
Health Care Equipment & Supplies	177,835	5.3%
Health Care Providers & Services	72,388	2.1%
Health Care Technology	11,675	0.3%
Hotels, Restaurants & Leisure	133,800	4.0%
Household Durables	42,375	1.3%
Independent Power and Renewable Electricity Producers	4,703	0.1%
Industrial Conglomerates	42,029	1.2%
Insurance	69,667	2.1%
Interactive Media & Services	15,956	0.5%
IT Services	98,791	2.9%
Leisure Products	58,272	1.7%
Life Sciences Tools & Services	91,570	2.7%
Machinery	169,169	5.0%
Media	27,230	0.8%
Metals & Mining	109,925	3.3%
Oil, Gas & Consumable Fuels	151,895	4.5%
Paper & Forest Products	14,162	0.4%
Professional Services	62,316	1.8%
Real Estate Management & Development	12,568	0.4%
Road & Rail	53,133	1.6%
Semiconductors & Semiconductor Equipment	173,150	5.1%
Software	168,233	5.0%
Specialty Retail	131,849	3.9%
Textiles, Apparel & Luxury Goods	75,897	2.3%
Trading Companies & Distributors	20,322	0.6%
Water Utilities	22,596	0.7%
Other **	(4,000)	(0.1)%
Total	$3,379,238	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (69.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	119	$9,674
ACI Worldwide, Inc.* (Software)	148	3,601
Acuity Brands, Inc. (Electrical Equipment)	44	8,077
Adient PLC* (Auto Components)	123	4,303
AECOM (Construction & Engineering)	182	13,702
Affiliated Managers Group, Inc. (Capital Markets)	50	6,208
AGCO Corp. (Machinery)	80	9,934
Alcoa Corp. (Metals & Mining)	234	9,133
ALLETE, Inc. (Electric Utilities)	74	4,164
Amedisys, Inc.* (Health Care Providers & Services)	44	4,294
American Financial Group, Inc. (Insurance)	90	13,059
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	129	2,682
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	562	10,425
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	434	4,622
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	365	13,380
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	201	7,724
AptarGroup, Inc. (Containers & Packaging)	84	8,328
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	84	8,506
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	138	4,804
ASGN, Inc.* (Professional Services)	66	5,595
Ashland, Inc. (Chemicals)	64	6,715
Aspen Technology, Inc.* (Software)	38	9,175
Associated Banc-Corp. (Banks)	195	4,748
AutoNation, Inc.* (Specialty Retail)	50	5,316
Avient Corp. (Chemicals)	110	3,794
Avis Budget Group, Inc.* (Road & Rail)	38	8,986
Avnet, Inc. (Electronic Equipment, Instruments & Components)	123	4,943
Axon Enterprise, Inc.* (Aerospace & Defense)	88	12,798
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	97	4,307
Bank of Hawaii Corp. (Banks)	54	4,101
Bank OZK (Banks)	145	6,232
Belden, Inc. (Electronic Equipment, Instruments & Components)	57	3,969
BellRing Brands, Inc.* (Personal Products)	176	4,263
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	177	13,699
Black Hills Corp. (Multi-Utilities)	84	5,491
Blackbaud, Inc.* (Software)	59	3,227
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	105	6,065
Bread Financial Holdings, Inc. (IT Services)	64	2,311
Brighthouse Financial, Inc.* (Insurance)	95	5,422
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	390	8,311
Bruker Corp. (Life Sciences Tools & Services)	131	8,101
Brunswick Corp. (Leisure Products)	97	6,855
Builders FirstSource, Inc.* (Building Products)	202	12,456
Cable One, Inc. (Media)	7	6,016
Cabot Corp. (Chemicals)	74	5,438
CACI International, Inc.* - Class A (Professional Services)	31	9,426
Cadence Bank (Banks)	238	6,581
Calix, Inc.* (Communications Equipment)	74	5,449
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	180	8,223
Carlisle Cos., Inc. (Industrial Conglomerates)	68	16,238
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	51	3,461
Casey's General Stores, Inc. (Food & Staples Retailing)	49	11,402
Cathay General Bancorp (Banks)	97	4,423
Celsius Holdings, Inc.* (Beverages)	52	4,736
ChampionX Corp. (Energy Equipment & Services)	263	7,527
Chart Industries, Inc.* (Machinery)	47	10,475
Chemed Corp. (Health Care Providers & Services)	19	8,870
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	38	4,934
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	44	9,147
Ciena Corp.* (Communications Equipment)	195	9,340
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	74	4,967
Clean Harbors, Inc.* (Commercial Services & Supplies)	66	8,082
Cleveland-Cliffs, Inc.* (Metals & Mining)	673	8,742
CNO Financial Group, Inc. (Insurance)	148	3,265
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	246	4,135
Coca-Cola Consolidated, Inc. (Beverages)	6	2,922
Cognex Corp. (Electronic Equipment, Instruments & Components)	226	10,448
Coherent Corp.* (Electronic Equipment, Instruments & Components)	169	5,680
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	46	3,427
Commerce Bancshares, Inc. (Banks)	141	9,988
Commercial Metals Co. (Metals & Mining)	157	7,144
CommVault Systems, Inc.* (Software)	59	3,593
Concentrix Corp. (IT Services)	56	6,845
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	146	3,891
Coty, Inc.* - Class A (Personal Products)	468	3,140
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	198	4,704
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	30	3,427
Crane Holdings Co. (Machinery)	62	6,221
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	80	5,660
Cullen/Frost Bankers, Inc. (Banks)	84	13,024
Curtiss-Wright Corp. (Aerospace & Defense)	50	8,392
Dana, Inc. (Auto Components)	164	2,617

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Darling Ingredients, Inc.* (Food Products)	208	$16,324
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	33	11,549
Dick's Sporting Goods, Inc. (Specialty Retail)	74	8,418
Donaldson Co., Inc. (Machinery)	161	9,249
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	228	4,011
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	125	7,463
Dycom Industries, Inc.* (Construction & Engineering)	38	4,491
Dynatrace, Inc.* (Software)	263	9,268
Eagle Materials, Inc. (Construction Materials)	49	5,993
East West Bancorp, Inc. (Banks)	184	13,169
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	57	8,931
EMCOR Group, Inc. (Construction & Engineering)	64	9,030
Encompass Health Corp. (Health Care Providers & Services)	131	7,132
Energizer Holdings, Inc. (Household Products)	86	2,485
EnerSys (Electrical Equipment)	54	3,580
Enovis Corp.* (Health Care Equipment & Supplies)	62	3,066
Envestnet, Inc.* (Software)	72	3,550
Envista Holdings Corp.* (Health Care Equipment & Supplies)	212	6,998
EPR Properties (Equity Real Estate Investment Trusts (REITs))	97	3,744
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	561	4,724
Esab Corp. (Machinery)	59	2,201
Essent Group, Ltd. (Thrifts & Mortgage Finance)	141	5,581
Essential Utilities, Inc. (Water Utilities)	310	13,708
Euronet Worldwide, Inc.* (IT Services)	61	5,125
Evercore Partners, Inc. - Class A (Capital Markets)	47	4,940
Exelixis, Inc.* (Biotechnology)	418	6,930
ExlService Holdings, Inc.* (IT Services)	43	7,820
F.N.B. Corp. (Banks)	455	6,575
Fair Isaac Corp.* (Software)	33	15,802
Federated Hermes, Inc. - Class B (Capital Markets)	110	3,823
First American Financial Corp. (Insurance)	135	6,804
First Financial Bankshares, Inc. (Banks)	169	6,505
First Horizon Corp. (Banks)	699	17,132
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	172	8,192
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	131	19,070
FirstCash Holdings, Inc. (Consumer Finance)	49	4,824
Five Below, Inc.* (Specialty Retail)	72	10,537
Flowers Foods, Inc. (Food Products)	251	7,206
Flowserve Corp. (Machinery)	171	4,904
Fluor Corp.* (Construction & Engineering)	186	5,628
Foot Locker, Inc. (Specialty Retail)	105	3,329
Fox Factory Holding Corp.* (Auto Components)	54	4,744
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	291	6,815
FTI Consulting, Inc.* (Professional Services)	44	6,848
Fulton Financial Corp. (Banks)	217	3,956
GameStop Corp.*(a) - Class A (Specialty Retail)	329	9,314
GATX Corp. (Trading Companies & Distributors)	46	4,817
Genpact, Ltd. (IT Services)	221	10,718
Gentex Corp. (Auto Components)	307	8,132
Glacier Bancorp, Inc. (Banks)	145	8,306
Globus Medical, Inc.* (Health Care Equipment & Supplies)	100	6,700
Graco, Inc. (Machinery)	221	15,377
Graham Holdings Co. - Class B (Diversified Consumer Services)	5	3,119
Grand Canyon Education, Inc.* (Diversified Consumer Services)	42	4,226
Greif, Inc. - Class A (Containers & Packaging)	33	2,185
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	115	3,976
GXO Logistics, Inc.* (Air Freight & Logistics)	155	5,664
H&R Block, Inc. (Diversified Consumer Services)	208	8,559
Haemonetics Corp.* (Health Care Equipment & Supplies)	67	5,692
Halozyme Therapeutics, Inc.* (Biotechnology)	180	8,606
Hancock Whitney Corp. (Banks)	112	6,257
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	453	3,089
Harley-Davidson, Inc. (Automobiles)	173	7,439
Hawaiian Electric Industries, Inc. (Electric Utilities)	143	5,440
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	495	10,063
HealthEquity, Inc.* (Health Care Providers & Services)	110	8,569
Helen of Troy, Ltd.* (Household Durables)	32	3,028
Hexcel Corp. (Aerospace & Defense)	110	6,127
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	189	11,561
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	137	3,868
Home BancShares, Inc. (Banks)	248	6,322
Hubbell, Inc. (Electrical Equipment)	70	16,623
IAA, Inc.* (Commercial Services & Supplies)	174	6,600
ICU Medical, Inc.* (Health Care Equipment & Supplies)	26	3,859
IDACORP, Inc. (Electric Utilities)	66	6,910
Inari Medical, Inc.* (Health Care Equipment & Supplies)	64	4,924
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	288	4,827
Ingevity Corp.* (Chemicals)	46	3,094

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Ingredion, Inc. (Food Products)	84	$7,486
Insperity, Inc. (Professional Services)	46	5,429
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	95	4,774
Interactive Brokers Group, Inc. (Capital Markets)	135	10,819
International Bancshares Corp. (Banks)	70	3,472
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	44	3,769
Iridium Communications, Inc.* (Diversified Telecommunication Services)	167	8,606
ITT, Inc. (Machinery)	108	8,250
Jabil, Inc. (Electronic Equipment, Instruments & Components)	179	11,500
Janus Henderson Group PLC (Capital Markets)	172	3,916
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	82	11,791
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	130	2,558
Jefferies Financial Group, Inc. (Diversified Financial Services)	243	8,362
JetBlue Airways Corp.* (Airlines)	421	3,385
John Wiley & Sons, Inc. - Class A (Media)	57	2,405
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	62	9,864
KB Home (Household Durables)	110	3,170
KBR, Inc. (Professional Services)	182	9,058
Kemper Corp. (Insurance)	84	4,004
Kennametal, Inc. (Machinery)	105	2,805
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	137	5,855
Kinsale Capital Group, Inc. (Insurance)	28	8,825
Kirby Corp.* (Marine)	78	5,441
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	285	5,597
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	210	10,087
Kohl's Corp. (Multiline Retail)	167	5,002
Kyndryl Holdings, Inc.* (IT Services)	264	2,553
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	114	10,514
Lancaster Colony Corp. (Food Products)	26	4,687
Landstar System, Inc. (Road & Rail)	47	7,342
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	89	6,585
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	179	8,683
Lear Corp. (Auto Components)	78	10,820
Leggett & Platt, Inc. (Household Durables)	173	5,839
Lennox International, Inc. (Building Products)	42	9,810
LHC Group, Inc.* (Health Care Providers & Services)	41	6,851
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	110	12,168
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	123	6,905
Lincoln Electric Holdings, Inc. (Machinery)	76	10,792
Lithia Motors, Inc. (Specialty Retail)	36	7,133
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	33	7,268
LivaNova PLC* (Health Care Equipment & Supplies)	70	3,297
Louisiana-Pacific Corp. (Paper & Forest Products)	96	5,438
Lumentum Holdings, Inc.* (Communications Equipment)	90	6,701
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	67	3,877
Macy's, Inc. (Multiline Retail)	351	7,318
Manhattan Associates, Inc.* (Software)	82	9,977
ManpowerGroup, Inc. (Professional Services)	68	5,327
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	51	7,536
Masimo Corp.* (Health Care Equipment & Supplies)	64	8,421
MasTec, Inc.* (Construction & Engineering)	74	5,704
Matador Resources Co. (Oil, Gas & Consumable Fuels)	147	9,768
Mattel, Inc.* (Leisure Products)	459	8,703
MAXIMUS, Inc. (IT Services)	80	4,934
MDU Resources Group, Inc. (Multi-Utilities)	264	7,519
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	779	8,920
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	33	7,325
Mercury Systems, Inc.* (Aerospace & Defense)	74	3,582
MGIC Investment Corp. (Thrifts & Mortgage Finance)	395	5,392
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	74	6,079
MP Materials Corp.* (Metals & Mining)	121	3,635
MSA Safety, Inc. (Commercial Services & Supplies)	49	6,578
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	62	5,145
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	190	9,217
Murphy USA, Inc. (Specialty Retail)	28	8,806
National Fuel Gas Co. (Gas Utilities)	121	8,166
National Instruments Corp. (Electronic Equipment, Instruments & Components)	172	6,567
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	231	9,709
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	110	4,693
Navient Corp. (Consumer Finance)	143	2,165
NCR Corp.* (Technology Hardware, Storage & Peripherals)	177	3,763
Neogen Corp.* (Health Care Equipment & Supplies)	279	3,683
Neurocrine Biosciences, Inc.* (Biotechnology)	125	14,390
New Jersey Resources Corp. (Gas Utilities)	125	5,580
New York Community Bancorp, Inc.(a) (Thrifts & Mortgage Finance)	606	5,641

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NewMarket Corp. (Chemicals)	9	$2,739
Nordstrom, Inc. (Multiline Retail)	146	2,970
NorthWestern Corp. (Multi-Utilities)	74	3,909
NOV, Inc. (Energy Equipment & Services)	511	11,446
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	46	6,504
Nu Skin Enterprises, Inc. - Class A (Personal Products)	66	2,521
NuVasive, Inc.* (Health Care Equipment & Supplies)	68	3,001
nVent Electric PLC (Electrical Equipment)	217	7,921
OGE Energy Corp. (Electric Utilities)	262	9,597
Old National Bancorp (Banks)	380	7,433
Old Republic International Corp. (Insurance)	374	8,681
Olin Corp. (Chemicals)	177	9,372
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	76	4,256
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	305	9,693
Omnicell, Inc.* (Health Care Technology)	58	4,485
ONE Gas, Inc. (Gas Utilities)	70	5,424
Option Care Health, Inc.* (Health Care Providers & Services)	202	6,113
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	59	5,337
Oshkosh Corp. (Machinery)	84	7,392
Owens Corning (Building Products)	125	10,701
PacWest Bancorp (Banks)	153	3,804
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	42	3,050
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	292	3,819
Patterson Cos., Inc. (Health Care Providers & Services)	113	2,935
Paylocity Holding Corp.* (Software)	54	12,517
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	125	9,018
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	170	2,727
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	207	6,852
Penumbra, Inc.* (Health Care Equipment & Supplies)	49	8,402
Performance Food Group Co.* (Food & Staples Retailing)	202	10,512
Perrigo Co. PLC (Pharmaceuticals)	175	7,049
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	294	4,428
Pilgrim's Pride Corp.* (Food Products)	58	1,337
Pinnacle Financial Partners, Inc. (Banks)	100	8,299
PNM Resources, Inc. (Electric Utilities)	112	5,205
Polaris, Inc. (Leisure Products)	74	7,518
Portland General Electric Co. (Electric Utilities)	129	5,797
Post Holdings, Inc.* (Food Products)	71	6,420
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	105	4,671
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	74	4,937
Primerica, Inc. (Insurance)	49	7,090
Progyny, Inc.* (Health Care Providers & Services)	97	4,314
Prosperity Bancshares, Inc. (Banks)	119	8,517
PVH Corp. (Textiles, Apparel & Luxury Goods)	87	4,465
Qualys, Inc.* (Software)	45	6,415
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	70	6,287
R1 RCM, Inc.* (Health Care Providers & Services)	179	3,161
Range Resources Corp. (Oil, Gas & Consumable Fuels)	324	9,228
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	191	6,437
Regal Rexnord Corp. (Electrical Equipment)	87	11,008
Reinsurance Group of America, Inc. (Insurance)	87	12,804
Reliance Steel & Aluminum Co. (Metals & Mining)	80	16,118
RenaissanceRe Holdings, Ltd. (Insurance)	58	8,971
Repligen Corp.* (Life Sciences Tools & Services)	68	12,410
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	223	12,328
RH* (Specialty Retail)	26	6,602
RLI Corp. (Insurance)	54	7,024
Royal Gold, Inc. (Metals & Mining)	84	7,977
RPM International, Inc. (Chemicals)	169	15,983
Ryder System, Inc. (Road & Rail)	67	5,394
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	299	4,084
Sabre Corp.* (IT Services)	427	2,481
Saia, Inc.* (Road & Rail)	33	6,562
Science Applications International Corp. (Professional Services)	72	7,800
SEI Investments Co. (Capital Markets)	135	7,331
Selective Insurance Group, Inc. (Insurance)	80	7,846
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	83	2,298
Sensient Technologies Corp. (Chemicals)	54	3,859
Service Corp. International (Diversified Consumer Services)	206	12,487
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	47	13,777
Silgan Holdings, Inc. (Containers & Packaging)	110	5,210
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	44	5,056
Simpson Manufacturing Co., Inc. (Building Products)	57	4,872
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	20	1,796
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	177	6,094
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	84	3,333
SLM Corp. (Consumer Finance)	326	5,408

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Sonoco Products Co. (Containers & Packaging)	127	$7,884
Sotera Health Co.* (Life Sciences Tools & Services)	126	867
Southwest Gas Holdings, Inc. (Gas Utilities)	80	5,846
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,452	10,062
Spire, Inc. (Gas Utilities)	70	4,887
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	177	6,873
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	140	4,130
STAAR Surgical Co.* (Health Care Equipment & Supplies)	64	4,536
Steel Dynamics, Inc. (Metals & Mining)	226	21,256
Stericycle, Inc.* (Commercial Services & Supplies)	121	5,394
Stifel Financial Corp. (Capital Markets)	138	8,538
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	346	11,003
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	110	2,034
Sunrun, Inc.* (Electrical Equipment)	276	6,213
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	52	4,607
Syneos Health, Inc.* (Life Sciences Tools & Services)	134	6,751
Synovus Financial Corp. (Banks)	189	7,532
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	84	4,717
Taylor Morrison Home Corp.* (Household Durables)	148	3,898
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	54	4,942
TEGNA, Inc. (Media)	289	6,034
Tempur Sealy International, Inc. (Household Durables)	224	6,023
Tenet Healthcare Corp.* (Health Care Providers & Services)	141	6,255
Teradata Corp.* (IT Services)	135	4,265
Terex Corp. (Machinery)	88	3,568
Tetra Tech, Inc. (Commercial Services & Supplies)	70	9,890
Texas Capital Bancshares, Inc.* (Banks)	64	3,840
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	87	8,609
The Boston Beer Co., Inc.* - Class A (Beverages)	13	4,853
The Brink's Co. (Commercial Services & Supplies)	62	3,697
The Chemours Co. (Chemicals)	202	5,783
The Gap, Inc. (Specialty Retail)	275	3,099
The Goodyear Tire & Rubber Co.* (Auto Components)	367	4,661
The Hanover Insurance Group, Inc. (Insurance)	46	6,739
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	279	3,105
The Middleby Corp.* (Machinery)	70	9,790
The New York Times Co. - Class A (Media)	216	6,255
The Scotts Miracle-Gro Co. - Class A (Chemicals)	54	2,479
The Timken Co. (Machinery)	87	6,202
The Toro Co. (Machinery)	135	14,233
The Wendy's Co. (Hotels, Restaurants & Leisure)	221	4,592
The Western Union Co. (IT Services)	502	6,782
Thor Industries, Inc. (Automobiles)	71	5,784
Toll Brothers, Inc. (Household Durables)	139	5,988
TopBuild Corp.* (Household Durables)	44	7,487
Topgolf Callaway Brands Corp.* (Leisure Products)	179	3,351
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	110	4,178
Trex Co., Inc.* (Building Products)	144	6,925
TripAdvisor, Inc.* (Interactive Media & Services)	135	3,189
UGI Corp. (Gas Utilities)	275	9,715
UMB Financial Corp. (Banks)	57	4,744
Umpqua Holdings Corp. (Banks)	282	5,606
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	243	1,810
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	258	1,692
United Bankshares, Inc. (Banks)	175	7,411
United States Steel Corp. (Metals & Mining)	308	6,271
United Therapeutics Corp.* (Biotechnology)	59	13,601
Univar Solutions, Inc.* (Trading Companies & Distributors)	217	5,529
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	57	5,428
Unum Group (Insurance)	246	11,215
Valley National Bancorp (Banks)	546	6,481
Valmont Industries, Inc. (Construction & Engineering)	28	8,938
Valvoline, Inc. (Chemicals)	231	6,782
ViaSat, Inc.* (Communications Equipment)	98	4,014
Vicor Corp.* (Electrical Equipment)	28	1,338
Victoria's Secret & Co.* (Specialty Retail)	109	4,098
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	169	3,534
Visteon Corp.* (Auto Components)	37	4,827
Vontier Corp. (Electronic Equipment, Instruments & Components)	205	3,916
Voya Financial, Inc. (Diversified Financial Services)	128	8,750
Washington Federal, Inc. (Thrifts & Mortgage Finance)	84	3,251
Watsco, Inc. (Trading Companies & Distributors)	44	11,922
Watts Water Technologies, Inc. - Class A (Machinery)	35	5,123
Webster Financial Corp. (Banks)	230	12,480
Werner Enterprises, Inc. (Road & Rail)	77	3,018
Westlake Corp. (Chemicals)	45	4,349
WEX, Inc.* (IT Services)	58	9,519
Williams-Sonoma, Inc. (Specialty Retail)	90	11,146
Wingstop, Inc. (Hotels, Restaurants & Leisure)	38	6,019
Wintrust Financial Corp. (Banks)	80	7,490

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	161	$12,679
Woodward, Inc. (Machinery)	80	7,336
World Wrestling Entertainment, Inc. - Class A (Entertainment)	57	4,497
Worthington Industries, Inc. (Metals & Mining)	38	1,807
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	118	8,959
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	145	2,121
XPO Logistics, Inc.* (Air Freight & Logistics)	151	7,812
YETI Holdings, Inc.* (Leisure Products)	112	3,593
Ziff Davis, Inc.* (Interactive Media & Services)	61	4,720
TOTAL COMMON STOCKS
(Cost $1,601,380)		2,704,187

Repurchase Agreements(b)(c) (29.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,157,094	$1,157,000	$1,157,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,157,000)		1,157,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	18,518	$18,518
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,518)		18,518
TOTAL INVESTMENT SECURITIES
(Cost $2,776,898) - 100.3%		3,879,705
Net other assets (liabilities) - (0.3)%		(11,610)
NET ASSETS - 100.0%		$3,868,095

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $18,212.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $181,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/28/22	3.58%	$1,083,778	$18,378
S&P MidCap 400	UBS AG	11/28/22	3.43%	94,889	1,611
				$1,178,667	$19,989

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Mid-Cap ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$30,899	0.8%
Air Freight & Logistics	13,476	0.3%
Airlines	3,385	0.1%
Auto Components	40,104	1.0%
Automobiles	13,223	0.3%
Banks	204,427	5.3%
Beverages	12,511	0.3%
Biotechnology	48,331	1.3%
Building Products	44,764	1.2%
Capital Markets	45,575	1.2%
Chemicals	70,387	1.8%
Commercial Services & Supplies	40,241	1.0%
Communications Equipment	25,504	0.7%
Construction & Engineering	47,493	1.2%
Construction Materials	5,993	0.2%
Consumer Finance	12,397	0.3%
Containers & Packaging	23,607	0.6%
Diversified Consumer Services	28,391	0.7%
Diversified Financial Services	17,112	0.4%
Diversified Telecommunication Services	15,421	0.4%
Electric Utilities	37,113	1.0%
Electrical Equipment	54,760	1.4%
Electronic Equipment, Instruments & Components	81,546	2.1%
Energy Equipment & Services	18,973	0.5%
Entertainment	4,497	0.1%
Equity Real Estate Investment Trusts (REITs)	200,781	5.2%
Food & Staples Retailing	43,720	1.1%
Food Products	43,460	1.1%
Gas Utilities	39,618	1.0%
Health Care Equipment & Supplies	98,719	2.6%
Health Care Providers & Services	68,169	1.8%
Health Care Technology	4,485	0.1%
Hotels, Restaurants & Leisure	80,274	2.1%
Household Durables	35,433	0.9%
Household Products	2,485	0.1%
Independent Power and Renewable Electricity Producers	5,337	0.1%
Industrial Conglomerates	16,238	0.4%
Insurance	111,749	2.9%
Interactive Media & Services	7,909	0.2%
IT Services	63,353	1.6%
Leisure Products	30,020	0.8%
Life Sciences Tools & Services	35,453	0.9%
Machinery	133,852	3.5%
Marine	5,440	0.1%
Media	20,711	0.5%
Metals & Mining	82,082	2.1%
Mortgage Real Estate Investment Trusts (REITs)	10,425	0.3%
Multiline Retail	19,546	0.5%
Multi-Utilities	16,919	0.4%
Oil, Gas & Consumable Fuels	93,178	2.4%
Paper & Forest Products	5,438	0.1%
Personal Products	9,924	0.3%
Pharmaceuticals	18,840	0.5%
Professional Services	49,483	1.3%
Real Estate Management & Development	9,864	0.3%
Road & Rail	41,389	1.1%
Semiconductors & Semiconductor Equipment	88,500	2.3%
Software	77,125	2.0%
Specialty Retail	77,798	2.0%
Technology Hardware, Storage & Peripherals	5,884	0.2%
Textiles, Apparel & Luxury Goods	49,470	1.3%
Thrifts & Mortgage Finance	19,865	0.5%
Trading Companies & Distributors	27,413	0.7%
Water Utilities	13,708	0.4%
Other **	1,163,908	30.1%
Total	$3,868,095	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (99.9%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	990	$80,487
ACI Worldwide, Inc.* (Software)	659	16,033
Adient PLC* (Auto Components)	1,035	36,204
AECOM (Construction & Engineering)	1,523	114,651
AGCO Corp. (Machinery)	679	84,311
Alcoa Corp. (Metals & Mining)	1,177	45,938
ALLETE, Inc. (Electric Utilities)	618	34,775
Amedisys, Inc.* (Health Care Providers & Services)	358	34,937
American Financial Group, Inc. (Insurance)	404	58,624
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	645	13,410
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	4,708	87,333
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,314	48,171
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	894	34,356
AptarGroup, Inc. (Containers & Packaging)	386	38,272
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	697	70,579
Ashland, Inc. (Chemicals)	311	32,630
Associated Banc-Corp. (Banks)	1,636	39,837
AutoNation, Inc.* (Specialty Retail)	222	23,601
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,035	41,597
Bank of Hawaii Corp. (Banks)	257	19,519
Bank OZK (Banks)	644	27,679
Belden, Inc. (Electronic Equipment, Instruments & Components)	476	33,144
BellRing Brands, Inc.* (Personal Products)	1,480	35,846
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,472	113,932
Black Hills Corp. (Multi-Utilities)	708	46,282
Blackbaud, Inc.* (Software)	171	9,354
Bread Financial Holdings, Inc. (IT Services)	545	19,680
Brighthouse Financial, Inc.* (Insurance)	781	44,572
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,470	31,326
Cable One, Inc. (Media)	20	17,189
Cabot Corp. (Chemicals)	612	44,970
CACI International, Inc.* - Class A (Professional Services)	259	78,743
Cadence Bank (Banks)	1,993	55,106
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	586	26,768
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	425	28,844
Casey's General Stores, Inc. (Food & Staples Retailing)	408	94,946
Cathay General Bancorp (Banks)	496	22,618
ChampionX Corp. (Energy Equipment & Services)	1,175	33,629
Chemed Corp. (Health Care Providers & Services)	73	34,082
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	102	13,244
Ciena Corp.* (Communications Equipment)	603	28,884
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	318	21,344
Clean Harbors, Inc.* (Commercial Services & Supplies)	227	27,798
CNO Financial Group, Inc. (Insurance)	1,248	27,531
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,096	18,424
Cognex Corp. (Electronic Equipment, Instruments & Components)	697	32,222
Coherent Corp.* (Electronic Equipment, Instruments & Components)	740	24,871
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	181	13,485
Commerce Bancshares, Inc. (Banks)	593	42,008
Commercial Metals Co. (Metals & Mining)	1,314	59,787
CommVault Systems, Inc.* (Software)	171	10,412
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,226	32,673
Coty, Inc.* - Class A (Personal Products)	3,938	26,424
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,649	39,180
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	253	28,898
Crane Holdings Co. (Machinery)	266	26,690
Cullen/Frost Bankers, Inc. (Banks)	311	48,221
Curtiss-Wright Corp. (Aerospace & Defense)	421	70,656
Dana, Inc. (Auto Components)	1,392	22,216
Donaldson Co., Inc. (Machinery)	662	38,032
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	1,034	18,188
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	610	36,417
Dycom Industries, Inc.* (Construction & Engineering)	200	23,636
EMCOR Group, Inc. (Construction & Engineering)	540	76,194
Encompass Health Corp. (Health Care Providers & Services)	1,089	59,285
Energizer Holdings, Inc. (Household Products)	725	20,945
EnerSys (Electrical Equipment)	446	29,565
Enovis Corp.* (Health Care Equipment & Supplies)	308	15,231
Envestnet, Inc.* (Software)	285	14,053
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,786	58,956
EPR Properties (Equity Real Estate Investment Trusts (REITs))	822	31,729
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,728	39,810
Esab Corp. (Machinery)	295	11,004
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,175	46,507
Essential Utilities, Inc. (Water Utilities)	965	42,672
Euronet Worldwide, Inc.* (IT Services)	343	28,815
Exelixis, Inc.* (Biotechnology)	1,652	27,390
F.N.B. Corp. (Banks)	3,833	55,387
Fair Isaac Corp.* (Software)	113	54,110

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Federated Hermes, Inc. - Class B (Capital Markets)	489	$16,993
First American Financial Corp. (Insurance)	612	30,845
First Horizon Corp. (Banks)	5,862	143,678
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	448	21,338
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	446	64,923
FirstCash Holdings, Inc. (Consumer Finance)	418	41,152
Flowers Foods, Inc. (Food Products)	2,105	60,435
Flowserve Corp. (Machinery)	1,423	40,812
Fluor Corp.* (Construction & Engineering)	1,550	46,903
Foot Locker, Inc. (Specialty Retail)	876	27,769
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,627	38,104
Fulton Financial Corp. (Banks)	1,826	33,288
GATX Corp. (Trading Companies & Distributors)	386	40,418
Genpact, Ltd. (IT Services)	625	30,313
Gentex Corp. (Auto Components)	1,204	31,894
Globus Medical, Inc.* (Health Care Equipment & Supplies)	337	22,579
Graco, Inc. (Machinery)	740	51,489
Graham Holdings Co. - Class B (Diversified Consumer Services)	41	25,579
Grand Canyon Education, Inc.* (Diversified Consumer Services)	351	35,321
Greif, Inc. - Class A (Containers & Packaging)	295	19,532
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	965	33,360
H&R Block, Inc. (Diversified Consumer Services)	945	38,887
Haemonetics Corp.* (Health Care Equipment & Supplies)	559	47,487
Hancock Whitney Corp. (Banks)	513	28,661
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,813	26,005
Harley-Davidson, Inc. (Automobiles)	1,451	62,393
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,194	45,420
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,120	43,100
HealthEquity, Inc.* (Health Care Providers & Services)	306	23,840
Hexcel Corp. (Aerospace & Defense)	922	51,355
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,586	97,015
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,148	32,408
Home BancShares, Inc. (Banks)	1,310	33,392
Hubbell, Inc. (Electrical Equipment)	273	64,833
IAA, Inc.* (Commercial Services & Supplies)	672	25,489
ICU Medical, Inc.* (Health Care Equipment & Supplies)	113	16,770
IDACORP, Inc. (Electric Utilities)	552	57,794
Ingevity Corp.* (Chemicals)	181	12,176
Ingredion, Inc. (Food Products)	716	63,810
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	386	19,397
Interactive Brokers Group, Inc. (Capital Markets)	428	34,304
International Bancshares Corp. (Banks)	575	28,520
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	364	31,180
Iridium Communications, Inc.* (Diversified Telecommunication Services)	652	33,598
ITT, Inc. (Machinery)	396	30,250
Jabil, Inc. (Electronic Equipment, Instruments & Components)	844	54,227
Janus Henderson Group PLC (Capital Markets)	781	17,783
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	685	98,496
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	1,085	21,353
JetBlue Airways Corp.* (Airlines)	3,539	28,454
John Wiley & Sons, Inc. - Class A (Media)	232	9,788
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	271	43,113
KB Home (Household Durables)	922	26,572
KBR, Inc. (Professional Services)	534	26,577
Kemper Corp. (Insurance)	695	33,131
Kennametal, Inc. (Machinery)	883	23,585
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,151	49,194
Kirby Corp.* (Marine)	654	45,617
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	2,390	46,940
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,754	84,245
Kohl's Corp. (Multiline Retail)	1,404	42,050
Kyndryl Holdings, Inc.* (IT Services)	2,228	21,545
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	324	29,883
Lancaster Colony Corp. (Food Products)	108	19,470
Landstar System, Inc. (Road & Rail)	137	21,402
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	308	22,789
Lear Corp. (Auto Components)	646	89,607
Leggett & Platt, Inc. (Household Durables)	1,444	48,735
Lennox International, Inc. (Building Products)	151	35,269
LHC Group, Inc.* (Health Care Providers & Services)	337	56,313
Lincoln Electric Holdings, Inc. (Machinery)	266	37,772
Lithia Motors, Inc. (Specialty Retail)	301	59,643
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	106	23,347
LivaNova PLC* (Health Care Equipment & Supplies)	232	10,927
Lumentum Holdings, Inc.* (Communications Equipment)	414	30,822
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	120	6,944
Macy's, Inc. (Multiline Retail)	2,945	61,403
ManpowerGroup, Inc. (Professional Services)	561	43,949

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	236	$34,871
MasTec, Inc.* (Construction & Engineering)	318	24,511
MDU Resources Group, Inc. (Multi-Utilities)	2,219	63,197
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,545	74,940
Mercury Systems, Inc.* (Aerospace & Defense)	629	30,444
MGIC Investment Corp. (Thrifts & Mortgage Finance)	3,312	45,209
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	285	23,413
MSA Safety, Inc. (Commercial Services & Supplies)	200	26,848
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	516	42,818
Murphy USA, Inc. (Specialty Retail)	232	72,967
National Fuel Gas Co. (Gas Utilities)	479	32,328
National Instruments Corp. (Electronic Equipment, Instruments & Components)	679	25,924
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,064	44,720
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,493	31,741
Neogen Corp.* (Health Care Equipment & Supplies)	990	13,068
New Jersey Resources Corp. (Gas Utilities)	1,052	46,961
New York Community Bancorp, Inc.(a) (Thrifts & Mortgage Finance)	5,094	47,424
NewMarket Corp. (Chemicals)	79	24,043
Nordstrom, Inc. (Multiline Retail)	1,227	24,957
NorthWestern Corp. (Multi-Utilities)	610	32,226
NOV, Inc. (Energy Equipment & Services)	4,288	96,051
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	133	18,806
Nu Skin Enterprises, Inc. - Class A (Personal Products)	548	20,928
NuVasive, Inc.* (Health Care Equipment & Supplies)	565	24,933
nVent Electric PLC (Electrical Equipment)	746	27,229
OGE Energy Corp. (Electric Utilities)	1,376	50,403
Old National Bancorp (Banks)	3,198	62,553
Old Republic International Corp. (Insurance)	3,136	72,787
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	631	35,336
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	2,558	81,294
ONE Gas, Inc. (Gas Utilities)	590	45,713
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	318	28,763
Oshkosh Corp. (Machinery)	711	62,568
Owens Corning (Building Products)	1,052	90,062
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,456	32,124
Patterson Cos., Inc. (Health Care Providers & Services)	945	24,542
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,436	23,033
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,733	57,361
Performance Food Group Co.* (Food & Staples Retailing)	1,694	88,156
Perrigo Co. PLC (Pharmaceuticals)	1,470	59,212
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,471	37,213
Pilgrim's Pride Corp.* (Food Products)	499	11,502
PNM Resources, Inc. (Electric Utilities)	938	43,589
Polaris, Inc. (Leisure Products)	351	35,662
Portland General Electric Co. (Electric Utilities)	1,081	48,580
Post Holdings, Inc.* (Food Products)	593	53,619
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	492	21,889
Primerica, Inc. (Insurance)	158	22,863
Progyny, Inc.* (Health Care Providers & Services)	308	13,697
Prosperity Bancshares, Inc. (Banks)	992	70,997
PVH Corp. (Textiles, Apparel & Luxury Goods)	731	37,514
R1 RCM, Inc.* (Health Care Providers & Services)	628	11,090
Range Resources Corp. (Oil, Gas & Consumable Fuels)	839	23,895
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	640	21,568
Regal Rexnord Corp. (Electrical Equipment)	421	53,273
Reinsurance Group of America, Inc. (Insurance)	731	107,580
Reliance Steel & Aluminum Co. (Metals & Mining)	659	132,775
RenaissanceRe Holdings, Ltd. (Insurance)	476	73,628
RLI Corp. (Insurance)	179	23,283
Royal Gold, Inc. (Metals & Mining)	287	27,254
RPM International, Inc. (Chemicals)	689	65,159
Ryder System, Inc. (Road & Rail)	559	45,005
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,521	34,437
Sabre Corp.* (IT Services)	1,864	10,830
Science Applications International Corp. (Professional Services)	605	65,546
SEI Investments Co. (Capital Markets)	463	25,141
Selective Insurance Group, Inc. (Insurance)	659	64,635
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	237	6,563
Sensient Technologies Corp. (Chemicals)	200	14,292
Silgan Holdings, Inc. (Containers & Packaging)	918	43,476
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	778	26,787
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	702	27,855
Sonoco Products Co. (Containers & Packaging)	1,064	66,053
Sotera Health Co.* (Life Sciences Tools & Services)	262	1,803
Southwest Gas Holdings, Inc. (Gas Utilities)	675	49,322
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	4,386	30,395

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Spire, Inc. (Gas Utilities)	572	$39,931
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,489	57,818
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,170	34,515
Stericycle, Inc.* (Commercial Services & Supplies)	1,003	44,714
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	2,899	92,189
Sunrun, Inc.* (Electrical Equipment)	2,318	52,178
Synovus Financial Corp. (Banks)	955	38,057
Taylor Morrison Home Corp.* (Household Durables)	1,240	32,662
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	459	42,003
TEGNA, Inc. (Media)	1,364	28,480
Terex Corp. (Machinery)	744	30,162
Texas Capital Bancshares, Inc.* (Banks)	545	32,700
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	295	29,190
The Boston Beer Co., Inc.* - Class A (Beverages)	41	15,305
The Brink's Co. (Commercial Services & Supplies)	513	30,590
The Chemours Co. (Chemicals)	1,694	48,499
The Gap, Inc. (Specialty Retail)	2,327	26,225
The Goodyear Tire & Rubber Co.* (Auto Components)	3,087	39,205
The Hanover Insurance Group, Inc. (Insurance)	389	56,985
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	2,342	26,066
The Middleby Corp.* (Machinery)	213	29,790
The New York Times Co. - Class A (Media)	760	22,010
The Timken Co. (Machinery)	731	52,113
The Wendy's Co. (Hotels, Restaurants & Leisure)	924	19,201
The Western Union Co. (IT Services)	4,212	56,904
Thor Industries, Inc. (Automobiles)	593	48,312
Toll Brothers, Inc. (Household Durables)	1,170	50,403
Topgolf Callaway Brands Corp.* (Leisure Products)	1,510	28,267
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	918	34,866
TripAdvisor, Inc.* (Interactive Media & Services)	662	15,636
UGI Corp. (Gas Utilities)	2,287	80,801
Umpqua Holdings Corp. (Banks)	1,488	29,581
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,180	8,791
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,244	8,161
United Bankshares, Inc. (Banks)	1,470	62,255
United States Steel Corp. (Metals & Mining)	2,589	52,712
United Therapeutics Corp.* (Biotechnology)	259	59,707
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,822	46,425
Unum Group (Insurance)	2,051	93,504
Valley National Bancorp (Banks)	4,588	54,460
ViaSat, Inc.* (Communications Equipment)	824	33,751
Victoria's Secret & Co.* (Specialty Retail)	463	17,409
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,421	29,713
Visteon Corp.* (Auto Components)	308	40,185
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,723	32,909
Voya Financial, Inc. (Diversified Financial Services)	1,068	73,008
Washington Federal, Inc. (Thrifts & Mortgage Finance)	711	27,516
Watsco, Inc. (Trading Companies & Distributors)	120	32,515
Webster Financial Corp. (Banks)	1,138	61,748
Werner Enterprises, Inc. (Road & Rail)	644	25,245
Westlake Corp. (Chemicals)	380	36,727
WEX, Inc.* (IT Services)	278	45,631
Wintrust Financial Corp. (Banks)	328	30,707
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	605	47,644
Woodward, Inc. (Machinery)	659	60,430
World Wrestling Entertainment, Inc. - Class A (Entertainment)	181	14,279
Worthington Industries, Inc. (Metals & Mining)	328	15,600
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	346	26,272
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,227	17,951
XPO Logistics, Inc.* (Air Freight & Logistics)	1,253	64,830
TOTAL COMMON STOCKS
(Cost $10,579,235)		11,771,300

Repurchase Agreement(b) (NM)

	Principal Amount	Value
Repurchase Agreement with UMB Bank, N.A., 2.95%, dated 10/31/22, due 11/1/22, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,000)		3,000

Collateral for Securities Loaned(c) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(d)	71,784	$71,784
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $71,784)		71,784
TOTAL INVESTMENT SECURITIES
(Cost $10,654,019) - 100.5%		11,846,084
Net other assets (liabilities) - (0.5)%		(64,294)
NET ASSETS - 100.0%		$11,781,790

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $70,492.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$152,455	1.3%
Air Freight & Logistics	64,830	0.6%
Airlines	28,454	0.2%
Auto Components	259,311	2.2%
Automobiles	110,705	0.9%
Banks	1,020,971	8.7%
Beverages	15,305	0.1%
Biotechnology	87,097	0.7%
Building Products	125,331	1.1%
Capital Markets	94,221	0.8%
Chemicals	278,496	2.4%
Commercial Services & Supplies	155,439	1.3%
Communications Equipment	93,457	0.8%
Construction & Engineering	285,896	2.4%
Consumer Finance	41,152	0.4%
Containers & Packaging	167,333	1.4%
Diversified Consumer Services	99,787	0.9%
Diversified Financial Services	73,008	0.6%
Diversified Telecommunication Services	71,702	0.6%
Electric Utilities	280,561	2.4%
Electrical Equipment	227,078	1.9%
Electronic Equipment, Instruments & Components	460,522	3.9%
Energy Equipment & Services	129,680	1.1%
Entertainment	14,279	0.1%
Equity Real Estate Investment Trusts (REITs)	1,006,813	8.6%
Food & Staples Retailing	364,909	3.1%
Food Products	208,836	1.8%
Gas Utilities	295,055	2.5%
Health Care Equipment & Supplies	252,137	2.1%
Health Care Providers & Services	338,273	2.9%
Hotels, Restaurants & Leisure	243,903	2.1%
Household Durables	158,372	1.4%
Household Products	20,945	0.2%
Independent Power and Renewable Electricity Producers	28,763	0.2%
Insurance	709,968	6.0%
Interactive Media & Services	15,636	0.1%
IT Services	213,718	1.8%
Leisure Products	63,929	0.5%
Life Sciences Tools & Services	1,803	NM
Machinery	579,009	4.9%
Marine	45,617	0.4%
Media	77,467	0.7%
Metals & Mining	334,066	2.8%
Mortgage Real Estate Investment Trusts (REITs)	87,333	0.7%
Multiline Retail	163,746	1.4%
Multi-Utilities	141,705	1.2%
Oil, Gas & Consumable Fuels	294,127	2.5%
Personal Products	83,198	0.7%
Pharmaceuticals	157,708	1.3%
Professional Services	214,815	1.8%
Real Estate Management & Development	43,113	0.4%
Road & Rail	175,897	1.5%
Semiconductors & Semiconductor Equipment	184,241	1.6%
Software	103,962	0.9%
Specialty Retail	227,614	1.9%
Technology Hardware, Storage & Peripherals	49,692	0.4%
Textiles, Apparel & Luxury Goods	176,356	1.5%
Thrifts & Mortgage Finance	166,656	1.4%
Trading Companies & Distributors	162,176	1.4%
Water Utilities	42,672	0.4%
Other **	10,490	0.1%
Total	$11,781,790	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (27.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,182	$158,850
Adobe, Inc.* (Software)	1,305	415,642
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,503	270,450
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,113	118,991
Align Technology, Inc.* (Health Care Equipment & Supplies)	218	42,357
Alphabet, Inc.* - Class A (Interactive Media & Services)	10,081	952,755
Alphabet, Inc.* - Class C (Interactive Media & Services)	10,362	980,866
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	17,129	1,754,694
American Electric Power Co., Inc. (Electric Utilities)	1,433	125,989
Amgen, Inc. (Biotechnology)	1,492	403,363
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,435	204,660
ANSYS, Inc.* (Software)	243	53,742
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,021	4,143,400
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,401	211,984
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	240	113,381
AstraZeneca PLCADR (Pharmaceuticals)	1,651	97,095
Atlassian Corp.* - Class A (Software)	404	81,903
Autodesk, Inc.* (Software)	602	129,009
Automatic Data Processing, Inc. (IT Services)	1,159	280,130
Baidu, Inc.*ADR (Interactive Media & Services)	508	38,898
Biogen, Inc.* (Biotechnology)	405	114,793
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	111	207,512
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,130	531,236
Cadence Design Systems, Inc.* (Software)	764	115,662
Charter Communications, Inc.* - Class A (Media)	448	164,694
Cintas Corp. (Commercial Services & Supplies)	285	121,852
Cisco Systems, Inc. (Communications Equipment)	11,551	524,762
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,444	89,889
Comcast Corp. - Class A (Media)	12,284	389,893
Constellation Energy Corp. (Electric Utilities)	911	86,126
Copart, Inc.* (Commercial Services & Supplies)	663	76,258
Costco Wholesale Corp. (Food & Staples Retailing)	1,236	619,854
Crowdstrike Holdings, Inc.* - Class A (Software)	599	96,559
CSX Corp. (Road & Rail)	5,973	173,576
Datadog, Inc.* - Class A (Software)	811	65,294
DexCom, Inc.* (Health Care Equipment & Supplies)	1,095	132,254
DocuSign, Inc.* (Software)	557	26,903
Dollar Tree, Inc.* (Multiline Retail)	625	99,063
eBay, Inc. (Internet & Direct Marketing Retail)	1,532	61,035
Electronic Arts, Inc. (Entertainment)	776	97,745
Exelon Corp. (Electric Utilities)	2,771	106,933
Fastenal Co. (Trading Companies & Distributors)	1,603	77,473
Fiserv, Inc.* (IT Services)	1,784	183,288
Fortinet, Inc.* (Software)	2,200	125,752
Gilead Sciences, Inc. (Biotechnology)	3,496	274,297
Honeywell International, Inc. (Industrial Conglomerates)	1,879	383,353
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	232	83,446
Illumina, Inc.* (Life Sciences Tools & Services)	439	100,452
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,454	325,637
Intuit, Inc. (Software)	787	336,442
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	996	245,484
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	1,408	52,504
Keurig Dr Pepper, Inc. (Beverages)	3,950	153,418
KLA Corp. (Semiconductors & Semiconductor Equipment)	395	124,998
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	382	154,626
Lucid Group, Inc.*(a) (Automobiles)	4,680	66,877
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	341	112,203
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	905	144,900
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,378	94,359
Match Group, Inc.* (Interactive Media & Services)	789	34,085
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	140	126,227
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	5,742	534,925
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,541	95,141
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,077	166,466
Microsoft Corp. (Software)	12,540	2,910,909
Moderna, Inc.* (Biotechnology)	1,091	164,010
Mondelez International, Inc. - Class A (Food Products)	3,823	235,039
Monster Beverage Corp.* (Beverages)	1,470	137,768
NetEase, Inc.ADR (Entertainment)	453	25,196
Netflix, Inc.* (Entertainment)	1,240	361,931
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,892	795,243
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	733	107,077
Okta, Inc.* (IT Services)	421	23,627

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Road & Rail)	312	$85,675
O'Reilly Automotive, Inc.* (Specialty Retail)	177	148,180
PACCAR, Inc. (Machinery)	970	93,925
Palo Alto Networks, Inc.* (Software)	834	143,106
Paychex, Inc. (IT Services)	1,004	118,783
PayPal Holdings, Inc.* (IT Services)	3,226	269,629
PepsiCo, Inc. (Beverages)	3,849	698,901
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,306	71,608
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,133	368,629
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	299	223,876
Ross Stores, Inc. (Specialty Retail)	976	93,393
Seagen, Inc.* (Biotechnology)	514	65,360
Sirius XM Holdings, Inc.(a) (Media)	10,863	65,613
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	448	38,532
Splunk, Inc.* (Software)	454	37,732
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,201	277,174
Synopsys, Inc.* (Software)	427	124,919
Tesla, Inc.* (Automobiles)	5,226	1,189,124
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,548	409,285
The Kraft Heinz Co. (Food Products)	3,418	131,490
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,498	530,157
VeriSign, Inc.* (IT Services)	299	59,938
Verisk Analytics, Inc. (Professional Services)	438	80,080
Vertex Pharmaceuticals, Inc.* (Biotechnology)	715	223,080
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,411	88,002
Workday, Inc.* - Class A (Software)	561	87,415
Xcel Energy, Inc. (Electric Utilities)	1,526	99,358
Zoom Video Communications, Inc.* - Class A (Software)	700	58,408
Zscaler, Inc.* (Software)	396	61,024
TOTAL COMMON STOCKS
(Cost $6,022,468)		29,179,601

Repurchase Agreements(b)(c) (14.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $14,979,221	$14,978,000	$14,978,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,978,000)		14,978,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	139,618	$139,618
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $139,618)		139,618
TOTAL INVESTMENT SECURITIES
(Cost $21,140,086) - 42.1%		44,297,219
Net other assets (liabilities) - 57.9%		61,004,884
NET ASSETS - 100.0%		$105,302,103

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $132,469.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,634,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
ADR	American Depositary Receipt
NYS	New York Shares

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	20	12/19/22	$4,578,900	$(253,708)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/28/22	3.68%	$63,042,577	$1,822,451
Nasdaq-100 Index	UBS AG	11/28/22	3.88%	8,462,933	156,080
				$71,505,510	$1,978,531

Nasdaq-100 ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Automobiles	$1,256,001	1.2%
Beverages	990,088	0.9%
Biotechnology	1,468,778	1.4%
Commercial Services & Supplies	198,110	0.2%
Communications Equipment	524,762	0.5%
Electric Utilities	418,406	0.4%
Entertainment	643,722	0.6%
Food & Staples Retailing	707,855	0.7%
Food Products	366,528	0.3%
Health Care Equipment & Supplies	503,541	0.5%
Hotels, Restaurants & Leisure	748,577	0.7%
Industrial Conglomerates	383,354	0.4%
Interactive Media & Services	2,541,529	2.4%
Internet & Direct Marketing Retail	2,066,069	2.0%
IT Services	1,025,284	1.0%
Life Sciences Tools & Services	100,452	0.1%
Machinery	93,925	0.1%
Media	620,200	0.6%
Multiline Retail	99,062	0.1%
Pharmaceuticals	97,095	0.1%
Professional Services	80,080	0.1%
Road & Rail	259,251	0.2%
Semiconductors & Semiconductor Equipment	4,011,704	3.8%
Software	4,870,422	4.7%
Specialty Retail	241,573	0.2%
Technology Hardware, Storage & Peripherals	4,143,400	3.9%
Textiles, Apparel & Luxury Goods	112,203	0.1%
Trading Companies & Distributors	77,473	0.1%
Wireless Telecommunication Services	530,157	0.5%
Other **	76,122,502	72.2%
Total	$105,302,103	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (67.3%)

	Shares	Value
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	5,858	$214,754
APA Corp. (Oil, Gas & Consumable Fuels)	6,797	308,992
Baker Hughes Co. - Class A (Energy Equipment & Services)	21,045	582,105
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	5,196	916,626
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	2,011	205,665
Chevron Corp. (Oil, Gas & Consumable Fuels)	37,474	6,779,047
ConocoPhillips (Oil, Gas & Consumable Fuels)	26,488	3,339,872
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,132	83,734
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	16,554	515,326
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	13,619	1,053,430
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,697	580,836
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	2,012	120,116
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	12,190	1,664,179
EQT Corp. (Oil, Gas & Consumable Fuels)	7,695	321,959
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	9,003	75,805
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	86,695	9,606,674
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,062	300,165
Halliburton Co.(a) (Energy Equipment & Services)	18,865	687,063
Hess Corp. (Oil, Gas & Consumable Fuels)	5,796	817,700
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	3,022	184,856
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	41,240	747,269
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	14,094	429,162
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,372	1,178,467
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,334	155,094
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	992	54,629
NOV, Inc. (Energy Equipment & Services)	8,172	183,053
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,500	1,125,300
OGE Energy Corp. (Electric Utilities)	4,164	152,527
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,295	551,379
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,290	267,939
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,003	144,496
Phillips 66 (Oil, Gas & Consumable Fuels)	10,006	1,043,526
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,964	1,272,819
Plug Power, Inc.*(a) (Electrical Equipment)	10,834	173,127
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,154	146,786
Schlumberger, Ltd. (Energy Equipment & Services)	29,427	1,531,087
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	23,180	160,637
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,712	322,159
TechnipFMC PLC* (Energy Equipment & Services)	9,407	99,620
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	128	294,895
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	25,346	829,575
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,194	1,028,757
TOTAL COMMON STOCKS
(Cost $17,378,555)		40,251,207

Repurchase Agreements(b)(c) (30.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $18,452,504	$18,451,000	$18,451,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,451,000)		18,451,000

Collateral for Securities Loaned(d) (1.5%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	871,997	$871,997
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $871,997)		871,997
TOTAL INVESTMENT SECURITIES
(Cost $36,701,552) - 99.6%		59,574,204
Net other assets (liabilities) - 0.4%		251,785
NET ASSETS - 100.0%		$59,825,989

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $860,138.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $9,162,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/22	3.68%	$24,912,753	$766,071
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/22	3.08%	24,403,086	690,811
				$49,315,839	$1,456,882

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Electric Utilities	$152,527	0.3%
Electrical Equipment	173,127	0.3%
Energy Equipment & Services	3,082,928	5.1%
Oil, Gas & Consumable Fuels	36,542,459	61.1%
Semiconductors & Semiconductor Equipment	300,166	0.5%
Other **	19,574,782	32.7%
Total	$59,825,989	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (75.4%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	26,309	$197,581
Baker Hughes Co. - Class A (Energy Equipment & Services)	26,665	737,554
Bristow Group, Inc.* (Energy Equipment & Services)	4,612	138,083
Cactus, Inc. - Class A (Energy Equipment & Services)	11,916	616,296
ChampionX Corp. (Energy Equipment & Services)	30,184	863,866
Core Laboratories N.V. (Energy Equipment & Services)	9,107	177,222
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	19,928	196,291
DMC Global, Inc.* (Energy Equipment & Services)	3,646	78,899
Dril-Quip, Inc.* (Energy Equipment & Services)	6,758	168,139
Expro Group Holdings N.V.* (Energy Equipment & Services)	13,462	254,836
Halliburton Co.(a) (Energy Equipment & Services)	106,913	3,893,771
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	28,038	196,266
Helmerich & Payne, Inc. (Energy Equipment & Services)	15,383	761,612
Liberty Energy, Inc.* (Energy Equipment & Services)	31,199	527,575
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,759	306,119
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	31,196	314,456
NOV, Inc. (Energy Equipment & Services)	37,575	841,680
Oceaneering International, Inc.* (Energy Equipment & Services)	19,708	275,715
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	42,622	752,278
ProPetro Holding Corp.* (Energy Equipment & Services)	17,228	203,980
RPC, Inc. (Energy Equipment & Services)	16,355	182,031
Schlumberger, Ltd. (Energy Equipment & Services)	87,619	4,558,817
TechnipFMC PLC* (Energy Equipment & Services)	76,473	809,849
Transocean, Ltd.* (Energy Equipment & Services)	127,628	469,671
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	14,851	213,706
Valaris, Ltd.* (Energy Equipment & Services)	11,822	791,246
TOTAL COMMON STOCKS
(Cost $10,900,716)		18,527,539

Repurchase Agreements(b)(c) (20.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $5,005,408	$5,005,000	$5,005,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,005,000)		5,005,000

Collateral for Securities Loaned(d) (5.3%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	1,297,569	$1,297,569
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,297,569)		1,297,569
TOTAL INVESTMENT SECURITIES
(Cost $17,203,285) - 101.1%		24,830,108
Net other assets (liabilities) - (1.1)%		(278,662)
NET ASSETS - 100.0%		$24,551,446

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $1,285,917.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $3,317,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	11/23/22	3.68%	$11,965,348	$586,462
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	11/23/22	3.43%	6,363,679	300,588
				$18,329,027	$887,050

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Energy Equipment & Services	$18,527,539	75.4%
Other **	6,023,907	24.6%
Total	$24,551,446	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (68.6%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	565	$8,599
Amicus Therapeutics, Inc.* (Biotechnology)	2,860	28,600
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	438	13,534
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	448	15,980
Arvinas, Inc.* (Pharmaceuticals)	555	27,589
Atea Pharmaceuticals, Inc.* (Biotechnology)	868	5,208
Axsome Therapeutics, Inc.* (Pharmaceuticals)	365	16,480
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,884	145,953
Cara Therapeutics, Inc.* (Biotechnology)	517	4,860
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	432	15,742
Catalent, Inc.* (Pharmaceuticals)	1,410	92,679
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,083	15,021
CinCor Pharma, Inc.* (Pharmaceuticals)	215	7,233
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	391	7,015
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,092	31,231
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,105	67,335
Eli Lilly & Co. (Pharmaceuticals)	415	150,267
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	339	17,628
Innoviva, Inc.* (Pharmaceuticals)	719	9,750
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,006	45,944
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,527	16,705
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	718	103,241
Johnson & Johnson (Pharmaceuticals)	3,947	686,660
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	139	9,844
Merck & Co., Inc. (Pharmaceuticals)	1,491	150,889
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	423	2,259
Nuvation Bio, Inc.* (Pharmaceuticals)	1,575	3,465
Organon & Co. (Pharmaceuticals)	2,913	76,262
Pacira BioSciences, Inc.* (Pharmaceuticals)	525	27,174
Perrigo Co. PLC (Pharmaceuticals)	1,542	62,112
Pfizer, Inc. (Pharmaceuticals)	11,826	550,500
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	233	3,423
Pliant Therapeutics, Inc.* (Pharmaceuticals)	385	9,575
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	570	31,054
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	318	10,240
Revance Therapeutics, Inc.* (Pharmaceuticals)	928	20,704
Royalty Pharma PLC - Class A (Pharmaceuticals)	3,032	128,314
Theravance Biopharma, Inc.* (Pharmaceuticals)	657	6,550
Vanda Pharmaceuticals, Inc.* (Biotechnology)	648	6,785
Viatris, Inc. (Pharmaceuticals)	13,324	134,972
Zoetis, Inc. (Pharmaceuticals)	808	121,830
TOTAL COMMON STOCKS
(Cost $2,228,625)		2,889,206

Repurchase Agreements(b)(c) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,193,097	$1,193,000	$1,193,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,193,000)		1,193,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	15,825	$15,825
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,825)		15,825
TOTAL INVESTMENT SECURITIES
(Cost $3,437,450) - 97.4%		4,098,031
Net other assets (liabilities) - 2.6%		108,550
NET ASSETS - 100.0%		$4,206,581

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $15,378.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $418,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	11/23/22	3.68%	$1,463,329	$24,680
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	11/23/22	3.43%	1,990,924	49,019
				$3,454,253	$73,699

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Biotechnology	$87,023	2.0%
Pharmaceuticals	2,802,183	66.6%
Other **	1,317,375	31.4%
Total	$4,206,581	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (76.0%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	31,688	$1,393,004
Alamos Gold, Inc. (Metals & Mining)	27,210	214,687
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	29,061	379,246
B2Gold Corp. (Metals & Mining)	73,813	226,606
Barrick Gold Corp. (Metals & Mining)	122,969	1,848,224
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	16,611	115,280
Coeur Mining, Inc.* (Metals & Mining)	19,508	73,740
Eldorado Gold Corp.* (Metals & Mining)	12,828	71,709
Endeavour Silver Corp.* (Metals & Mining)	13,171	44,781
Equinox Gold Corp.* (Metals & Mining)	19,419	64,471
First Majestic Silver Corp. (Metals & Mining)	16,431	138,513
Fortuna Silver Mines, Inc.* (Metals & Mining)	20,280	56,378
Franco-Nevada Corp. (Metals & Mining)	13,305	1,644,232
Gold Fields, Ltd.ADR(a) (Metals & Mining)	61,912	487,867
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	37,683	105,512
Hecla Mining Co. (Metals & Mining)	38,929	177,906
IAMGOLD Corp.* (Metals & Mining)	31,604	46,142
Kinross Gold Corp. (Metals & Mining)	90,297	327,778
MAG Silver Corp.* (Metals & Mining)	6,103	81,109
New Gold, Inc.* (Metals & Mining)	47,376	42,364
Newmont Corp. (Metals & Mining)	55,133	2,333,229
Novagold Resources, Inc.* (Metals & Mining)	16,901	78,252
Osisko Gold Royalties, Ltd. (Metals & Mining)	12,846	137,966
Pan American Silver Corp. (Metals & Mining)	14,622	233,660
Royal Gold, Inc. (Metals & Mining)	4,559	432,923
Sandstorm Gold, Ltd. (Metals & Mining)	16,022	79,309
Seabridge Gold, Inc.* (Metals & Mining)	4,572	48,920
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	49,141	461,434
SilverCrest Metals, Inc.* (Metals & Mining)	10,149	50,948
SSR Mining, Inc. (Metals & Mining)	14,714	203,053
Wheaton Precious Metals Corp. (Metals & Mining)	31,373	1,025,583
Yamana Gold, Inc. (Metals & Mining)	66,751	292,369
TOTAL COMMON STOCKS
(Cost $6,602,660)		12,917,195

Repurchase Agreements(b)(c) (17.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $2,886,235	$2,886,000	$2,886,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,886,000)		2,886,000

Collateral for Securities Loaned(d) (3.3%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	558,170	$558,170
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $558,170)		558,170
TOTAL INVESTMENT SECURITIES
(Cost $10,046,830) - 96.3%		16,361,365
Net other assets (liabilities) - 3.7%		619,818
NET ASSETS - 100.0%		$16,981,183

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $487,867.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,650,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/22	3.68%	$5,281,160	$52,952
Dow Jones Precious Metals Index	UBS AG	11/23/22	3.83%	7,421,460	118,921
				$12,702,620	$171,873

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Metals & Mining	$12,917,195	76.0%
Other **	4,063,988	24.0%
Total	$16,981,183	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (70.9%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,681	$13,818
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	257	17,656
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	477	69,308
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts (REITs))	972	31,046
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1,496	309,956
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	866	21,001
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,386	25,706
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	495	19,023
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	449	78,629
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	547	13,653
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	458	33,297
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	963	20,522
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	342	39,518
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,033	73,280
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	361	9,621
CoStar Group, Inc.*(a) (Professional Services)	1,272	105,220
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	487	11,571
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	1,391	185,365
CubeSmart (Equity Real Estate Investment Trusts (REITs))	721	30,188
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	924	92,631
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	566	9,956
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	140	21,937
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	293	165,967
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	359	9,378
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	562	35,946
Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,088	68,566
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	210	46,670
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	430	76,299
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	234	23,161
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	425	20,243
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	822	41,199
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,224	24,884
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,734	41,148
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	339	9,570
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,298	43,386
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	1,864	59,070
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	935	46,815
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	320	6,298
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	154	24,500
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	338	14,446
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,988	42,503
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	280	25,824
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	271	29,975
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	900	8,712
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,926	22,053
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	371	58,414
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	143	8,108
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	569	23,915
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	274	11,689
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	752	23,899
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,617	4,188
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	729	10,979
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	259	11,523
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	2,964	328,262
Public Storage (Equity Real Estate Investment Trusts (REITs))	508	157,353
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	471	15,873
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	1,985	123,606
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	495	29,952
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	550	30,404
Rithm Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,501	12,653

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	743	$10,149
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	347	93,655
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,052	114,647
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	207	8,214
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	438	17,008
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	576	18,196
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	994	20,536
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	854	27,157
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	397	53,535
The Howard Hughes Corp.* (Real Estate Management & Development)	115	7,055
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	982	39,044
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	1,285	50,282
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,095	99,102
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	518	12,220
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	1,489	90,889
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	2,380	73,613
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	667	50,892
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	190	5,877
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	532	16,418
TOTAL COMMON STOCKS
(Cost $1,895,863)		3,778,822

Repurchase Agreements(b)(c) (28.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,526,124	$1,526,000	$1,526,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,526,000)		1,526,000

Collateral for Securities Loaned(d) (2.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	116,009	$116,009
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $116,009)		116,009
TOTAL INVESTMENT SECURITIES
(Cost $3,537,872) - 101.8%		5,420,831
Net other assets (liabilities) - (1.8)%		(98,161)
NET ASSETS - 100.0%		$5,322,670

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $113,311.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $761,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/22	3.68%	$2,418,416	$104,015
Dow Jones U.S. Real Estate Index	UBS AG	11/23/22	3.43%	1,852,987	125,339
				$4,271,403	$229,354

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Equity Real Estate Investment Trusts (REITs)	$3,455,917	64.8%
Mortgage Real Estate Investment Trusts (REITs)	86,366	1.6%
Professional Services	105,220	2.0%
Real Estate Management & Development	131,319	2.5%
Other **	1,543,848	29.1%
Total	$5,322,670	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (88.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $47,741,891	$47,738,000	$47,738,000
TOTAL REPURCHASE AGREEMENTS
(Cost $47,738,000)		47,738,000
TOTAL INVESTMENT SECURITIES
(Cost $47,738,000) - 88.5%		47,738,000
Net other assets (liabilities) - 11.5%		6,182,634
NET ASSETS - 100.0%		$53,920,634

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,440,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00%, due 8/15/52	Citibank North America	11/15/22	(2.90)%	$(41,300,366)	$1,604,792
30-Year U.S. Treasury Bond, 3.00%, due 8/15/52	Societe' Generale	11/15/22	(2.84)%	(25,440,256)	538,810
				$(66,740,622)	$2,143,602

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (99.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $9,176,748	$9,176,000	$9,176,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,176,000)		9,176,000
TOTAL INVESTMENT SECURITIES
(Cost $9,176,000) - 99.8%		9,176,000
Net other assets (liabilities) - 0.2%		21,692
NET ASSETS - 100.0%		$9,197,692

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $384,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 2.75%, due 8/15/32	Citibank North America	11/15/22	(2.80)%	$(5,380,359)	$(4,886)
10-Year U.S. Treasury Note, 2.75%, due 8/15/32	Societe' Generale	11/15/22	(2.75)%	(3,795,794)	87
				$(9,176,153)	$(4,799)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $31,730,586	$31,728,000	$31,728,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,728,000)		31,728,000
TOTAL INVESTMENT SECURITIES
(Cost $31,728,000) - 98.2%		31,728,000
Net other assets (liabilities) - 1.8%		573,820
NET ASSETS - 100.0%		$32,301,820

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $2,019,000.

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

As of October 31, 2022, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$1,390,527	British pound	1,234,817	11/18/22	$1,416,500	$(25,973)
U.S. dollar	1,301,014	Canadian dollar	1,781,457	11/18/22	1,307,937	(6,923)
U.S. dollar	8,814,019	Euro	8,927,921	11/18/22	8,832,819	(18,800)
U.S. dollar	1,926,447	Japanese yen	277,751,836	11/18/22	1,871,886	54,561
U.S. dollar	699,458	Swedish krona	7,690,487	11/18/22	697,523	1,935
U.S. dollar	637,191	Swiss franc	627,402	11/18/22	627,896	9,295
Total Short Contracts	$14,768,656				$14,754,561	$14,095

As of October 31, 2022, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$2,752,896	British pound	2,446,271	11/18/22	$2,806,200	$(53,304)
U.S. dollar	1,888,785	Canadian dollar	2,588,432	11/18/22	1,900,414	(11,629)
U.S. dollar	11,353,715	Euro	11,507,677	11/18/22	11,385,094	(31,379)
U.S. dollar	2,900,008	Japanese yen	418,964,089	11/18/22	2,823,574	76,434
U.S. dollar	789,913	Swedish krona	8,703,962	11/18/22	789,445	468
U.S. dollar	628,565	Swiss franc	619,575	11/18/22	620,063	8,502
Total Short Contracts	$20,313,882				$20,324,790	$(10,908)

Long:
British pound	398,502	U.S. dollar	$459,989	11/18/22	$457,135	$(2,854)
Canadian dollar	402,354	U.S. dollar	295,455	11/18/22	295,406	(49)
Euro	1,935,883	U.S. dollar	1,937,514	11/18/22	1,915,262	(22,252)
Japanese yen	55,645,074	U.S. dollar	379,140	11/18/22	375,016	(4,124)
Swedish krona	1,651,205	U.S. dollar	150,731	11/18/22	149,763	(968)
Swiss franc	101,101	U.S. dollar	102,108	11/18/22	101,181	(927)
Total Long Contracts			$3,324,937		$3,293,763	$(31,174)

Total unrealized appreciation						$151,195
Total unrealized (depreciation)						(179,182)
Total net unrealized appreciation/(depreciation)						$(27,987)

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (76.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	33,769	$2,028,166
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,359	34,532
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,097	43,597
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	10,872	1,550,565
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	18,197	1,606,613
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	8,445	3,970,162
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,169	78,463
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	2,834	870,038
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,116	247,223
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,466	83,122
Intel Corp. (Semiconductors & Semiconductor Equipment)	85,879	2,441,540
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,966	938,591
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,864	1,159,290
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,870	139,224
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	17,776	705,352
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,558	713,591
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	23,073	1,248,249
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,196	98,251
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	930	315,689
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	52,374	7,068,918
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	5,493	802,417
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	9,063	556,740
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,196	79,785
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,159	185,847
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	23,483	2,763,010
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,326	36,717
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	716	82,283
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	3,357	288,736
SolarEdge Technologies, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,164	267,755
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,279	266,747
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	19,109	3,069,479
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	909	86,555
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	2,586	203,648
TOTAL COMMON STOCKS
(Cost $10,716,213)		34,030,895

Repurchase Agreements(b)(c) (20.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $8,874,723	$8,874,000	$8,874,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,874,000)		8,874,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	165,876	$165,876
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $165,876)		165,876
TOTAL INVESTMENT SECURITIES
(Cost $19,756,089) - 97.0%		43,070,771
Net other assets (liabilities) - 3.0%		1,379,495
NET ASSETS - 100.0%		$44,450,266

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $161,046.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $5,707,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/23/22	3.68%	$15,571,523	$490,667
Dow Jones U.S. Semiconductors Index	UBS AG	11/23/22	3.43%	16,765,929	478,161
				$32,337,452	$968,828

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$34,030,895	76.6%
Other **	10,419,371	23.4%
Total	$44,450,266	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: October 31, 2022 October 31, 2022

U.S. Treasury Obligation (41.9%)

	Principal Amount	Value
U.S. Treasury Bills, 2.67%+, 11/17/22^	$200,000	$199,748
TOTAL U.S. TREASURY OBLIGATION
(Cost $199,781)		199,748
TOTAL INVESTMENT SECURITIES
(Cost $199,781) - 41.9%		199,748
Reverse Repurchase Agreements Including accrued Interest – (41.9)%		(199,767)
Net other assets (liabilities) - 100.0%		476,974
NET ASSETS - 100.0%		$476,955

+	Reflects the effective yield or interest rate in effect at October 31, 2022.
^	$199,748 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	4	11/28/22	$(407,600)	$6,386
CME Micro Bitcoin Futures Contracts	34	11/28/22	(69,292)	997
			$(476,892)	$7,383

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (519.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $73,084,957	$73,079,000	$73,079,000
TOTAL REPURCHASE AGREEMENTS
(Cost $73,079,000)		73,079,000
TOTAL INVESTMENT SECURITIES
(Cost $73,079,000) - 519.7%		73,079,000
Net other assets (liabilities) - (419.7)%(c)		(59,017,754)
NET ASSETS - 100.0%		$14,061,246

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $9,332,000.
(c)	Amount include $59,281,636 of net capital share redemptions.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	5	12/19/22	$(1,144,725)	$89,076

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/28/22	(3.43)%	$(7,174,674)	$547,760
Nasdaq-100 Index	UBS AG	11/28/22	(3.23)%	(5,702,785)	(291,966)
				$(12,877,459)	$255,794

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,004,082	$1,004,000	$1,004,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,004,000)		1,004,000
TOTAL INVESTMENT SECURITIES
(Cost $1,004,000) - 95.4%		1,004,000
Net other assets (liabilities) - 4.6%		48,336
NET ASSETS - 100.0%		$1,052,336

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $265,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/22	(3.18)%	$(342,784)	$(9,207)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/22	(2.93)%	(708,872)	(20,681)
				$(1,051,656)	$(29,888)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (92.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $5,609,457	$5,609,000	$5,609,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,609,000)		5,609,000
TOTAL INVESTMENT SECURITIES
(Cost $5,609,000) - 92.4%		5,609,000
Net other assets (liabilities) - 7.6%		463,526
NET ASSETS - 100.0%		$6,072,526

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,382,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/22	(3.18)%	$(2,757,124)	$(35,893)
Dow Jones Precious Metals Index	UBS AG	11/23/22	(2.83)%	(2,900,852)	(22,711)
				$(5,657,976)	$(58,604)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (108.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $2,789,227	$2,789,000	$2,789,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,789,000)		2,789,000
TOTAL INVESTMENT SECURITIES
(Cost $2,789,000) - 108.8%		2,789,000
Net other assets (liabilities) - (8.8)%		(225,869)
NET ASSETS - 100.0%		$2,563,131

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $395,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/22	(3.18)%	$(1,232,386)	$(82,683)
Dow Jones U.S. Real Estate Index	UBS AG	11/23/22	(2.83)%	(1,330,651)	(93,373)
				$(2,563,037)	$(176,056)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,343,109	$1,343,000	$1,343,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,343,000)		1,343,000
TOTAL INVESTMENT SECURITIES
(Cost $1,343,000) - 98.0%		1,343,000
Net other assets (liabilities) - 2.0%		27,158
NET ASSETS - 100.0%		$1,370,158

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $411,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures Contracts	4	12/19/22	$(370,600)	$(3,308)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/28/22	(3.08)%	$(345,363)	$(8,920)
Russell 2000 Index	UBS AG	11/28/22	(2.58)%	(642,707)	(15,674)
				$(988,070)	$(24,594)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,413	$12,476
8x8, Inc.* (Software)	1,302	5,507
A10 Networks, Inc. (Software)	718	12,062
AAON, Inc. (Building Products)	305	19,669
Abercrombie & Fitch Co.* (Specialty Retail)	257	4,518
Academy Sports & Outdoors, Inc. (Leisure Products)	544	23,953
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	452	6,314
Addus HomeCare Corp.* (Health Care Providers & Services)	74	7,579
Adeia, Inc. (Software)	587	6,563
ADTRAN Holdings, Inc. (Communications Equipment)	763	17,137
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	405	31,853
AdvanSix, Inc. (Chemicals)	164	5,966
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	426	20,640
AeroVironment, Inc.* (Aerospace & Defense)	146	13,359
Agilysys, Inc.* (Software)	135	8,663
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	390	26,794
Alamo Group, Inc. (Machinery)	46	6,996
Alarm.com Holdings, Inc.* (Software)	539	31,715
Albany International Corp. - Class A (Machinery)	167	15,301
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	469	6,895
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	185	6,059
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	243	6,678
American Eagle Outfitters, Inc. (Specialty Retail)	718	8,156
American States Water Co. (Water Utilities)	265	23,972
Ameris Bancorp (Banks)	403	20,759
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	469	58,860
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	281	8,683
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	421	5,932
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	77	2,971
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	84	2,387
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	425	15,071
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	180	22,389
ArcBest Corp. (Road & Rail)	266	21,128
Arcus Biosciences, Inc.* (Biotechnology)	563	14,345
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	534	2,750
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	448	5,237
Asbury Automotive Group, Inc.* (Specialty Retail)	108	17,038
Assured Guaranty, Ltd. (Insurance)	281	16,632
ATI, Inc.* (Metals & Mining)	633	18,837
Avid Bioservices, Inc.* (Biotechnology)	670	11,350
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	291	8,000
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	358	20,764
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	576	22,441
B Riley Financial, Inc. (Capital Markets)	172	6,997
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	205	23,058
Balchem Corp. (Chemicals)	349	48,791
Banc of California, Inc. (Banks)	273	4,554
BancFirst Corp. (Banks)	100	9,582
Banner Corp. (Banks)	159	11,885
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	370	8,702
Blucora, Inc.* (Capital Markets)	228	5,023
Boise Cascade Co. (Trading Companies & Distributors)	204	13,621
Boot Barn Holdings, Inc.* (Specialty Retail)	323	18,347
Brady Corp. - Class A (Commercial Services & Supplies)	233	10,660
Brightsphere Investment Group, Inc. (Capital Markets)	351	6,606
Brookline Bancorp, Inc. (Banks)	366	5,033
California Water Service Group (Water Utilities)	348	21,597
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	555	24,398
Cara Therapeutics, Inc.* (Biotechnology)	490	4,606
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	185	2,671
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	494	9,228
Cars.com, Inc.* (Interactive Media & Services)	335	4,650
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,023	14,189
Cavco Industries, Inc.* (Household Durables)	89	20,174
Centerspace (Equity Real Estate Investment Trusts (REITs))	107	7,415
Central Pacific Financial Corp. (Banks)	185	3,796
Century Aluminum Co.* (Metals & Mining)	251	1,810
Century Communities, Inc. (Household Durables)	311	13,843
Cerence, Inc.* (Software)	221	3,801
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	252	6,970
Chesapeake Utilities Corp. (Gas Utilities)	100	12,438
Cinemark Holdings, Inc.* (Entertainment)	605	6,419
City Holding Co. (Banks)	77	7,765

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	562	$39,289
Clearfield, Inc.* (Communications Equipment)	124	15,062
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	310	16,278
Coherus Biosciences, Inc.* (Biotechnology)	702	6,107
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	304	10,008
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	370	6,638
Comfort Systems USA, Inc. (Construction & Engineering)	387	47,710
Community Bank System, Inc. (Banks)	268	16,731
Community Health Systems, Inc.* (Health Care Providers & Services)	1,359	3,900
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	150	5,190
CONMED Corp. (Health Care Equipment & Supplies)	211	16,823
Corcept Therapeutics, Inc.* (Pharmaceuticals)	630	18,018
Core Laboratories N.V. (Energy Equipment & Services)	211	4,106
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	162	2,236
CorVel Corp.* (Health Care Providers & Services)	100	16,421
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	393	14,576
CSG Systems International, Inc. (IT Services)	204	13,193
CTS Corp. (Electronic Equipment, Instruments & Components)	176	6,956
Customers Bancorp, Inc.* (Banks)	330	11,118
Cutera, Inc.* (Health Care Equipment & Supplies)	122	5,608
Cytokinetics, Inc.* (Biotechnology)	1,020	44,532
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	208	8,289
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	806	2,007
Digi International, Inc.* (Communications Equipment)	180	7,259
Digital Turbine, Inc.* (Software)	974	14,220
Dime Community Bancshares, Inc. (Banks)	168	5,801
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	91	6,560
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	491	35,190
Donnelley Financial Solutions, Inc.* (Capital Markets)	277	11,199
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	343	6,198
Dorman Products, Inc.* (Auto Components)	205	16,732
Douglas Elliman, Inc. (Real Estate Management & Development)	731	3,377
Dynavax Technologies Corp.* (Biotechnology)	1,275	14,599
Eagle Bancorp, Inc. (Banks)	204	9,237
Eagle Pharmaceuticals, Inc.* (Biotechnology)	57	1,794
elf Beauty, Inc.* (Personal Products)	540	23,360
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	272	3,639
Enanta Pharmaceuticals, Inc.* (Biotechnology)	127	5,729
Encore Capital Group, Inc.* (Consumer Finance)	124	6,314
Encore Wire Corp. (Electrical Equipment)	206	28,344
Enerpac Tool Group Corp. (Machinery)	302	7,674
Enova International, Inc.* (Consumer Finance)	347	13,009
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	795	17,108
EVERTEC, Inc. (IT Services)	479	17,153
Exponent, Inc. (Professional Services)	554	52,774
Extreme Networks, Inc.* (Communications Equipment)	1,400	25,117
Fabrinet* (Electronic Equipment, Instruments & Components)	398	45,531
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	95	2,775
FB Financial Corp. (Banks)	183	7,679
Federal Signal Corp. (Machinery)	401	18,707
First Bancorp (Banks)	193	8,602
First Bancorp (Banks)	2,036	32,148
First Commonwealth Financial Corp. (Banks)	557	7,987
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	578	22,369
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	527	10,651
Forrester Research, Inc.* (Professional Services)	122	5,163
Forward Air Corp. (Air Freight & Logistics)	291	30,808
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	433	11,093
Franklin Electric Co., Inc. (Machinery)	283	23,189
Frontdoor, Inc.* (Diversified Consumer Services)	361	7,963
Fulgent Genetics, Inc.* (Health Care Providers & Services)	220	8,719
Gannett Co., Inc.* (Media)	588	853
Genesco, Inc.* (Specialty Retail)	69	3,246
Gentherm, Inc.* (Auto Components)	358	20,915
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	212	6,676
Gibraltar Industries, Inc.* (Building Products)	161	8,224
Glaukos Corp.* (Health Care Equipment & Supplies)	268	15,027
GMS, Inc.* (Trading Companies & Distributors)	257	12,130
Gogo, Inc.* (Wireless Telecommunication Services)	348	4,949
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	159	6,713

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Green Brick Partners, Inc.* (Household Durables)	138	$3,192
H.B. Fuller Co. (Chemicals)	265	18,473
Hanmi Financial Corp. (Banks)	185	4,954
Harmonic, Inc.* (Communications Equipment)	1,138	17,582
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	180	9,360
Hawkins, Inc. (Chemicals)	110	4,953
Haynes International, Inc. (Metals & Mining)	77	3,766
HCI Group, Inc. (Insurance)	77	2,821
HealthStream, Inc.* (Health Care Technology)	142	3,507
Heidrick & Struggles International, Inc. (Professional Services)	214	6,026
Heska Corp.* (Health Care Equipment & Supplies)	110	7,894
Hibbett, Inc. (Specialty Retail)	141	8,801
Hillenbrand, Inc. (Machinery)	407	17,981
Hilltop Holdings, Inc. (Banks)	253	7,324
HomeStreet, Inc. (Thrifts & Mortgage Finance)	193	5,010
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	177	4,503
Independent Bank Corp. (Banks)	209	18,185
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	292	1,367
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	304	32,863
Innoviva, Inc.* (Pharmaceuticals)	681	9,234
Installed Building Products, Inc. (Household Durables)	254	21,844
Insteel Industries, Inc. (Building Products)	211	5,560
Inter Parfums, Inc. (Personal Products)	193	15,610
InterDigital, Inc. (Communications Equipment)	167	8,328
Interface, Inc. (Commercial Services & Supplies)	287	3,246
iRobot Corp.*(a) (Household Durables)	162	9,153
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,084	11,859
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	518	5,429
iTeos Therapeutics, Inc.* (Biotechnology)	266	5,182
J & J Snack Foods Corp. (Food Products)	72	10,628
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	157	13,852
John Bean Technologies Corp. (Machinery)	221	20,155
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	246	4,285
Knowles Corp.* (Electronic Equipment, Instruments & Components)	397	5,459
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	272	9,710
Korn Ferry (Professional Services)	593	32,965
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	629	26,380
Lakeland Financial Corp. (Banks)	275	22,729
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	124	8,017
LCI Industries (Auto Components)	185	19,630
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	209	9,071
Leslie's, Inc.*(a) (Specialty Retail)	884	12,411
LGI Homes, Inc.* (Household Durables)	222	20,435
Ligand Pharmaceuticals, Inc.* (Biotechnology)	173	15,163
Lindsay Corp. (Machinery)	70	11,851
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	292	5,017
Livent Corp.* (Chemicals)	1,942	61,310
LivePerson, Inc.* (Software)	466	4,926
LiveRamp Holdings, Inc.* (IT Services)	728	13,366
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,518	14,694
Marcus & Millichap, Inc. (Real Estate Management & Development)	154	5,673
MarineMax, Inc.* (Specialty Retail)	233	7,528
Materion Corp. (Metals & Mining)	129	11,057
Matson, Inc. (Marine)	422	31,051
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	782	24,148
Medifast, Inc. (Personal Products)	120	14,039
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	304	9,719
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	351	24,137
Meritage Homes Corp.* (Household Durables)	186	14,166
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	32	4,231
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	176	7,256
MGP Ingredients, Inc. (Beverages)	167	18,712
Middlesex Water Co. (Water Utilities)	130	11,631
Mister Car Wash, Inc.* (Diversified Consumer Services)	394	3,479
ModivCare, Inc.* (Health Care Providers & Services)	77	7,487
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	142	11,276
Monro, Inc. (Specialty Retail)	151	7,210
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	172	5,688
Mueller Industries, Inc. (Machinery)	613	38,398
Myers Industries, Inc. (Containers & Packaging)	170	3,449
MYR Group, Inc.* (Construction & Engineering)	181	15,839
Myriad Genetics, Inc.* (Biotechnology)	454	9,416
National Bank Holdings Corp. (Banks)	189	8,282
National Beverage Corp. (Beverages)	145	6,876

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
National Vision Holdings, Inc.* (Specialty Retail)	384	$14,224
Nektar Therapeutics* (Pharmaceuticals)	915	3,440
NeoGenomics, Inc.* (Life Sciences Tools & Services)	750	5,704
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	248	11,309
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	267	4,283
NV5 Global, Inc.* (Construction & Engineering)	133	19,278
OFG Bancorp (Banks)	257	7,165
OneSpan, Inc.* (Software)	187	2,055
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	539	36,027
OptimizeRx Corp.* (Health Care Technology)	196	3,021
Organogenesis Holdings, Inc.* (Biotechnology)	767	2,516
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	73	5,999
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	680	12,274
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	104	10,580
Pacific Premier Bancorp, Inc. (Banks)	451	16,421
Pacira BioSciences, Inc.* (Pharmaceuticals)	304	15,735
Palomar Holdings, Inc.* (Insurance)	275	24,464
Park Aerospace Corp. (Aerospace & Defense)	93	1,157
Park National Corp. (Banks)	98	14,455
Pathward Financial, Inc. (Thrifts & Mortgage Finance)	315	13,239
Patrick Industries, Inc. (Auto Components)	110	5,028
Payoneer Global, Inc.* (IT Services)	771	5,975
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	200	4,716
Perficient, Inc.* (IT Services)	375	25,114
PGT Innovations, Inc.* (Building Products)	291	6,201
Piper Sandler Cos. (Capital Markets)	148	18,939
Preferred Bank (Banks)	148	11,377
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	285	15,527
Progress Software Corp. (Software)	472	24,086
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	373	8,363
Quaker Chemical Corp. (Chemicals)	86	13,987
RadNet, Inc.* (Health Care Providers & Services)	528	10,095
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,198	36,131
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	214	8,753
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,266	9,027
REGENXBIO, Inc.* (Biotechnology)	185	4,379
Rent-A-Center, Inc. (Specialty Retail)	278	5,796
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	661	9,571
Rogers Corp.* (Electronic Equipment, Instruments & Components)	202	47,537
RPT Realty (Equity Real Estate Investment Trusts (REITs))	471	4,380
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	189	5,528
Sally Beauty Holdings, Inc.* (Specialty Retail)	509	6,469
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	96	3,931
Seacoast Banking Corp. of Florida (Banks)	347	10,722
ServisFirst Bancshares, Inc. (Banks)	529	39,850
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	223	12,392
Shoe Carnival, Inc. (Specialty Retail)	186	4,460
Shutterstock, Inc. (Internet & Direct Marketing Retail)	261	13,057
Signet Jewelers, Ltd. (Specialty Retail)	504	32,882
Simulations Plus, Inc. (Health Care Technology)	104	4,316
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	1,109	13,729
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	393	8,764
Sleep Number Corp.* (Specialty Retail)	237	6,574
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,327	59,688
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	331	4,478
Sonos, Inc.* (Household Durables)	676	10,897
Southside Bancshares, Inc. (Banks)	208	7,122
SPS Commerce, Inc.* (Software)	390	49,343
SPX Technologies, Inc.* (Machinery)	205	13,497
Standex International Corp. (Machinery)	62	6,141
Stellar BanCorp, Inc. (Banks)	102	3,350
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	540	16,130
Stewart Information Services Corp. (Insurance)	145	5,649
Stride, Inc.* (Diversified Consumer Services)	211	7,071
Sturm Ruger & Co., Inc. (Leisure Products)	191	10,721
Sun Country Airlines Holdings, Inc.* (Airlines)	212	3,451
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	484	5,397
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	579	19,843
Surmodics, Inc.* (Health Care Equipment & Supplies)	98	3,346
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	1,129	20,333
TechTarget, Inc.* (Media)	293	18,912
Tennant Co. (Machinery)	87	5,068
The Bancorp, Inc.* (Banks)	612	16,879
The Buckle, Inc. (Specialty Retail)	320	12,586
The Children's Place, Inc.* (Specialty Retail)	142	5,748

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The E.W. Scripps Co.* - Class A (Media)	289	$4,101
The Ensign Group, Inc. (Health Care Providers & Services)	323	28,999
The Joint Corp.* (Health Care Providers & Services)	157	2,594
The Pennant Group, Inc.* (Health Care Providers & Services)	155	1,908
The Simply Good Foods Co.* (Food Products)	924	35,390
The St Joe Co. (Real Estate Management & Development)	370	13,147
Thryv Holdings, Inc.* (Media)	331	6,772
Tompkins Financial Corp. (Banks)	61	5,053
Tootsie Roll Industries, Inc. (Food Products)	96	3,877
Trinity Industries, Inc. (Machinery)	444	12,667
Triumph Bancorp, Inc.* (Banks)	249	12,824
Triumph Group, Inc.* (Aerospace & Defense)	705	6,380
Trupanion, Inc.*(a) (Insurance)	380	19,179
TTEC Holdings, Inc. (IT Services)	204	9,072
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	64	5,683
UFP Industries, Inc. (Building Products)	668	47,582
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	491	15,275
uniQure N.V.* (Biotechnology)	445	8,286
Unisys Corp.* (IT Services)	354	3,009
United Community Banks, Inc. (Banks)	736	28,336
United Natural Foods, Inc.* (Food & Staples Retailing)	632	26,803
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,491	11,570
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	74	3,602
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	572	8,077
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	176	3,298
USANA Health Sciences, Inc.* (Personal Products)	81	4,253
Vanda Pharmaceuticals, Inc.* (Biotechnology)	393	4,115
Varex Imaging Corp.* (Health Care Equipment & Supplies)	278	6,147
Vector Group, Ltd. (Tobacco)	1,425	15,134
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	558	10,172
Vericel Corp.* (Biotechnology)	511	13,736
Veritex Holdings, Inc. (Banks)	584	18,443
Viad Corp.* (Commercial Services & Supplies)	119	4,436
Viavi Solutions, Inc.* (Communications Equipment)	1,530	23,103
Vir Biotechnology, Inc.* (Biotechnology)	819	18,002
Virtus Investment Partners, Inc. (Capital Markets)	74	12,690
Vista Outdoor, Inc.* (Leisure Products)	611	17,743
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	332	29,867
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	416	7,941
WD-40 Co. (Household Products)	86	13,774
Winnebago Industries, Inc. (Automobiles)	176	10,505
WisdomTree Investments, Inc. (Capital Markets)	751	4,078
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	393	6,732
World Acceptance Corp.* (Consumer Finance)	40	3,249
WSFS Financial Corp. (Thrifts & Mortgage Finance)	302	14,061
Xencor, Inc.* (Biotechnology)	646	18,088
XPEL, Inc.* (Auto Components)	212	14,668
Xperi, Inc.* (Software)	236	3,300
Yelp, Inc.* (Interactive Media & Services)	373	14,327
Zynex, Inc.(a) (Health Care Equipment & Supplies)	242	2,759
TOTAL COMMON STOCKS
(Cost $2,901,628)		4,446,596

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $12,001	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,000)		12,000

Collateral for Securities Loaned(c) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(d)	42,570	$42,570
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $42,570)		42,570
TOTAL INVESTMENT SECURITIES
(Cost $2,956,198) - 101.3%		4,501,166
Net other assets (liabilities) - (1.3)%		(55,137)
NET ASSETS - 100.0%		$4,446,029

*	Non-income producing security
(a)	All or part of this security was on loan as of October 31, 2022. The total value of the securities on loan as of October 31, 2022 was $41,688.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$41,536	0.9%
Air Freight & Logistics	30,808	0.7%
Airlines	3,451	0.1%
Auto Components	76,973	1.7%
Automobiles	10,505	0.2%
Banks	416,147	9.4%
Beverages	25,588	0.6%
Biotechnology	227,993	5.1%
Building Products	87,236	2.0%
Capital Markets	65,533	1.5%
Chemicals	153,479	3.4%
Commercial Services & Supplies	18,342	0.4%
Communications Equipment	113,588	2.6%
Construction & Engineering	82,827	1.9%
Consumer Finance	22,572	0.5%
Containers & Packaging	3,449	0.1%
Diversified Consumer Services	18,513	0.4%
Diversified Telecommunication Services	16,278	0.4%
Electrical Equipment	28,344	0.6%
Electronic Equipment, Instruments & Components	147,321	3.3%
Energy Equipment & Services	4,106	0.1%
Entertainment	6,419	0.1%
Equity Real Estate Investment Trusts (REITs)	277,026	6.2%
Food & Staples Retailing	26,803	0.6%
Food Products	49,895	1.1%
Gas Utilities	12,438	0.3%
Health Care Equipment & Supplies	124,454	2.8%
Health Care Providers & Services	181,892	4.1%
Health Care Technology	17,739	0.4%
Hotels, Restaurants & Leisure	67,846	1.5%
Household Durables	113,703	2.6%
Household Products	13,774	0.3%
Insurance	68,746	1.5%
Interactive Media & Services	18,977	0.4%
Internet & Direct Marketing Retail	18,074	0.4%
IT Services	86,882	1.9%
Leisure Products	52,417	1.2%
Life Sciences Tools & Services	5,704	0.1%
Machinery	197,625	4.4%
Marine	31,051	0.7%
Media	30,639	0.7%
Metals & Mining	35,470	0.8%
Mortgage Real Estate Investment Trusts (REITs)	16,951	0.4%
Oil, Gas & Consumable Fuels	146,343	3.3%
Personal Products	57,262	1.3%
Pharmaceuticals	109,449	2.5%
Professional Services	96,928	2.2%
Real Estate Management & Development	22,197	0.5%
Road & Rail	21,128	0.5%
Semiconductors & Semiconductor Equipment	283,326	6.4%
Software	166,241	3.7%
Specialty Retail	175,993	4.0%
Technology Hardware, Storage & Peripherals	24,719	0.6%
Textiles, Apparel & Luxury Goods	48,840	1.1%
Thrifts & Mortgage Finance	119,633	2.7%
Tobacco	15,134	0.3%
Trading Companies & Distributors	48,140	1.1%
Water Utilities	57,200	1.3%
Wireless Telecommunication Services	4,949	0.1%
Other **	(567)	NM
Total	$4,446,029	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (56.6%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	26	$190
1Life Healthcare, Inc.* (Health Care Providers & Services)	163	2,787
1st Source Corp. (Banks)	14	814
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	23	156
22nd Century Group, Inc.* (Tobacco)	148	194
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	235	738
2seventy bio, Inc.* (Biotechnology)	35	556
2U, Inc.* (Diversified Consumer Services)	69	427
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	115	1,015
4D Molecular Therapeutics, Inc.* (Biotechnology)	29	251
5E Advanced Materials, Inc.* (Metals & Mining)	31	415
8x8, Inc.* (Software)	108	457
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	20	320
A10 Networks, Inc. (Software)	60	1,008
Aadi Bioscience, Inc.* (Pharmaceuticals)	14	181
AAON, Inc. (Building Products)	39	2,515
AAR Corp.* (Aerospace & Defense)	30	1,330
Aaron's Co., Inc. (The) (Specialty Retail)	29	302
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	189	2,236
Abercrombie & Fitch Co.* (Specialty Retail)	45	791
ABM Industries, Inc. (Commercial Services & Supplies)	60	2,671
Absci Corp.* (Life Sciences Tools & Services)	50	158
Academy Sports & Outdoors, Inc. (Leisure Products)	74	3,259
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	110	1,763
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	86	1,201
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	55	540
ACCO Brands Corp. (Commercial Services & Supplies)	85	391
Accolade, Inc.* (Health Care Technology)	61	658
ACI Worldwide, Inc.* (Software)	104	2,530
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	59	921
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	46	294
ACNB Corp. (Banks)	7	256
Acushnet Holdings Corp. (Leisure Products)	30	1,397
ACV Auctions, Inc.* - Class A (Software)	105	958
AdaptHealth Corp.* (Health Care Providers & Services)	66	1,505
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	102	794
Addus HomeCare Corp.* (Health Care Providers & Services)	14	1,434
Adeia, Inc. (Software)	95	1,062
Adicet Bio, Inc.* (Pharmaceuticals)	26	429
Adient PLC* (Auto Components)	85	2,973
ADMA Biologics, Inc.* (Biotechnology)	169	477
Adtalem Global Education, Inc.* (Diversified Consumer Services)	40	1,668
AdTheorent Holding Co., Inc.* (Media)	33	70
ADTRAN Holdings, Inc. (Communications Equipment)	64	1,437
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	33	2,595
AdvanSix, Inc. (Chemicals)	24	873
Advantage Solutions, Inc.* (Media)	76	257
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	28	207
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	44	670
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	71	3,440
Aerovate Therapeutics, Inc.* (Biotechnology)	8	156
AeroVironment, Inc.* (Aerospace & Defense)	22	2,013
AerSale Corp.* (Aerospace & Defense)	14	297
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	88	176
AEye, Inc.* (Electronic Equipment, Instruments & Components)	24	21
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	15	257
Affimed N.V.* (Biotechnology)	129	227
Agenus, Inc.* (Biotechnology)	257	645
Agiliti, Inc.* (Health Care Providers & Services)	26	454
Agilysys, Inc.* (Software)	18	1,155
Agios Pharmaceuticals, Inc.* (Biotechnology)	49	1,349
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	71	4,877
Air Transport Services Group, Inc.* (Air Freight & Logistics)	53	1,548
AirSculpt Technologies, Inc. (Health Care Providers & Services)	13	88
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	11	22
Akero Therapeutics, Inc.* (Biotechnology)	25	1,057
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	49	163
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	15	206
Alamo Group, Inc. (Machinery)	9	1,369
Alarm.com Holdings, Inc.* (Software)	44	2,589
Albany International Corp. - Class A (Machinery)	28	2,565
Albireo Pharma, Inc.* (Biotechnology)	16	328
Alector, Inc.* (Biotechnology)	59	543
Alerus Financial Corp. (Diversified Financial Services)	13	290

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	67	$1,305
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	2	470
Alico, Inc. (Food Products)	6	184
Alight, Inc.* - Class A (Professional Services)	309	2,562
Alignment Healthcare, Inc.* (Health Care Providers & Services)	79	1,046
Alkami Technology, Inc.* (Software)	33	523
Alkermes PLC* (Biotechnology)	148	3,359
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	88	303
Allegiant Travel Co.* (Airlines)	14	1,051
ALLETE, Inc. (Electric Utilities)	52	2,926
Allied Motion Technologies, Inc. (Electrical Equipment)	12	406
Allogene Therapeutics, Inc.*(a) (Biotechnology)	75	773
Allovir, Inc.* (Biotechnology)	30	208
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	100	1,470
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	20	655
Alpha Metallurgical Resources, Inc. (Metals & Mining)	15	2,533
Alpha Teknova, Inc.* (Biotechnology)	7	32
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	68	696
Alpine Immune Sciences, Inc.* (Biotechnology)	16	95
Alta Equipment Group, Inc. (Trading Companies & Distributors)	20	245
Altair Engineering, Inc.* - Class A (Software)	47	2,305
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	67	277
Altra Industrial Motion Corp. (Machinery)	59	3,548
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	39	388
ALX Oncology Holdings, Inc.* (Biotechnology)	21	255
Amalgamated Financial Corp. (Banks)	12	276
A-Mark Precious Metals, Inc. (Diversified Financial Services)	16	487
Ambac Financial Group, Inc.* (Insurance)	41	576
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	32	1,751
AMC Networks, Inc.* - Class A (Media)	28	630
Amerant Bancorp, Inc. (Banks)	25	753
Ameresco, Inc.* - Class A (Construction & Engineering)	28	1,693
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	45	1,237
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	103	998
American Eagle Outfitters, Inc. (Specialty Retail)	141	1,602
American Equity Investment Life Holding Co. (Insurance)	65	2,800
American National Bankshares, Inc. (Banks)	9	329
American Public Education, Inc.* (Diversified Consumer Services)	19	243
American Realty Investors, Inc.* (Real Estate Management & Development)	1	18
American Software, Inc. - Class A (Software)	33	565
American States Water Co. (Water Utilities)	33	2,985
American Vanguard Corp. (Chemicals)	27	628
American Well Corp.* - Class A (Health Care Technology)	207	847
American Woodmark Corp.* (Building Products)	15	680
America's Car-Mart, Inc.* (Specialty Retail)	5	342
Ameris Bancorp (Banks)	60	3,091
AMERISAFE, Inc. (Insurance)	17	993
Amicus Therapeutics, Inc.* (Biotechnology)	252	2,520
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	92	1,913
AMMO, Inc.* (Leisure Products)	80	260
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	38	4,769
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	93	205
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	34	1,051
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	34	336
Amplitude, Inc.* - Class A (Software)	52	874
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	31	1,106
Amyris, Inc.*(a) (Oil, Gas & Consumable Fuels)	179	503
AN2 Therapeutics, Inc.* (Pharmaceuticals)	5	72
AnaptysBio, Inc.* (Biotechnology)	18	519
Anavex Life Sciences Corp.* (Biotechnology)	63	767
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	13	134
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	35	493
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	11	424
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	13	369
Anterix, Inc.* (Diversified Telecommunication Services)	16	614
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts (REITs))	137	1,088
Apellis Pharmaceuticals, Inc.* (Biotechnology)	84	5,080
API Group Corp.* (Construction & Engineering)	187	3,084
Apogee Enterprises, Inc. (Building Products)	20	918
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	128	1,441

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	35	$1,241
Appfolio, Inc.* (Software)	17	2,131
AppHarvest, Inc.* (Food Products)	69	147
Appian Corp.* (Software)	36	1,758
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	195	3,338
Applied Blockchain, Inc.* (Software)	8	18
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	34	4,228
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	150	2,066
Arbutus Biopharma Corp.* (Biotechnology)	98	229
ArcBest Corp. (Road & Rail)	22	1,747
Arcellx, Inc.* (Biotechnology)	27	634
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	14	2,132
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	54	1,394
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	129	368
Archrock, Inc. (Energy Equipment & Services)	123	924
Arconic Corp.* (Metals & Mining)	93	1,931
Arcosa, Inc. (Construction & Engineering)	44	2,825
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	21	372
Arcus Biosciences, Inc.* (Biotechnology)	47	1,198
Arcutis Biotherapeutics, Inc.* (Biotechnology)	37	654
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	33	446
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	48	592
Argan, Inc. (Construction & Engineering)	12	416
Argo Group International Holdings, Ltd. (Insurance)	29	721
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	21	358
Arko Corp. (Specialty Retail)	77	789
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	80	412
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	62	725
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	104	553
Array Technologies, Inc.* (Electrical Equipment)	137	2,480
Arrow Financial Corp. (Banks)	13	464
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	93	3,236
Arteris, Inc.* (Software)	17	94
Artesian Resources Corp. - Class A (Water Utilities)	7	366
Artisan Partners Asset Management, Inc. (Capital Markets)	54	1,540
Artivion, Inc.* (Health Care Equipment & Supplies)	37	413
Arvinas, Inc.* (Pharmaceuticals)	44	2,187
Asana, Inc.* - Class A (Software)	67	1,380
Asbury Automotive Group, Inc.* (Specialty Retail)	20	3,155
ASGN, Inc.* (Professional Services)	45	3,815
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	33	268
Aspen Aerogels, Inc.* (Energy Equipment & Services)	29	368
Assetmark Financial Holdings, Inc.* (Capital Markets)	20	414
Associated Banc-Corp. (Banks)	135	3,287
Associated Capital Group, Inc. - Class A (Capital Markets)	2	81
Astec Industries, Inc. (Machinery)	20	873
Astra Space, Inc.*(a) (Aerospace & Defense)	140	88
Astronics Corp.* (Aerospace & Defense)	24	222
Atara Biotherapeutics, Inc.* (Biotechnology)	85	396
Atea Pharmaceuticals, Inc.* (Biotechnology)	71	426
Aterian, Inc.* (Household Durables)	61	67
Athira Pharma, Inc.* (Pharmaceuticals)	31	103
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	69	75
ATI, Inc.* (Metals & Mining)	112	3,333
Atkore, Inc.* (Electrical Equipment)	37	3,527
Atlantic Union Bankshares (Banks)	67	2,314
Atlanticus Holdings Corp.* (Consumer Finance)	4	114
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	25	2,529
Atlas Technical Consultants, Inc.* (Professional Services)	19	144
ATN International, Inc. (Diversified Telecommunication Services)	10	431
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	20	180
AtriCure, Inc.* (Health Care Equipment & Supplies)	40	1,685
Atrion Corp. (Health Care Equipment & Supplies)	1	600
Aura Biosciences, Inc.* (Biotechnology)	17	211
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	122	992
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	42	930
Avaya Holdings Corp.* - Class C (Software)	79	125
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	40	56
AvePoint, Inc.* (Software)	116	507
Aviat Networks, Inc.* (Communications Equipment)	10	327
Avid Bioservices, Inc.* (Biotechnology)	56	949
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	32	880
Avidity Biosciences, Inc.* (Biotechnology)	47	671
AvidXchange Holdings, Inc.* (Software)	135	1,229
Avient Corp. (Chemicals)	82	2,828
Avista Corp. (Multi-Utilities)	65	2,667

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	29	$1,682
AxoGen, Inc.* (Health Care Equipment & Supplies)	38	434
Axonics, Inc.* (Health Care Equipment & Supplies)	44	3,218
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	52	2,026
Axsome Therapeutics, Inc.* (Pharmaceuticals)	26	1,174
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	38	173
AZZ, Inc. (Electrical Equipment)	22	884
B Riley Financial, Inc. (Capital Markets)	18	732
B&G Foods, Inc.(a) (Food Products)	65	1,065
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	57	260
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	100	47
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	26	2,923
Bakkt Holdings, Inc.* (Capital Markets)	59	126
Balchem Corp. (Chemicals)	28	3,915
Bally's Corp.* (Hotels, Restaurants & Leisure)	33	744
Banc of California, Inc. (Banks)	49	817
BancFirst Corp. (Banks)	17	1,629
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	25	392
Bandwidth, Inc.* (Diversified Telecommunication Services)	23	273
Bank First Corp. (Banks)	6	517
Bank of Marin Bancorp (Banks)	14	505
BankUnited, Inc. (Banks)	70	2,517
Bankwell Financial Group, Inc. (Banks)	5	153
Banner Corp. (Banks)	30	2,243
Bar Harbor Bankshares (Banks)	13	390
BARK, Inc.* (Internet & Direct Marketing Retail)	108	198
Barnes Group, Inc. (Machinery)	44	1,556
Barrett Business Services, Inc. (Professional Services)	6	523
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	3	39
BayCom Corp. (Banks)	12	231
BCB Bancorp, Inc. (Banks)	14	275
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	47	2,648
Beam Therapeutics, Inc.*(a) (Biotechnology)	57	2,511
Beazer Homes USA, Inc.* (Household Durables)	28	317
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	74	338
Belden, Inc. (Electronic Equipment, Instruments & Components)	38	2,646
BellRing Brands, Inc.* (Personal Products)	120	2,907
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	31	880
Benefitfocus, Inc.* (Software)	25	176
Benson Hill, Inc.* (Software)	156	529
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	53	118
Berkshire Grey, Inc.* (Machinery)	46	62
Berkshire Hills Bancorp, Inc. (Banks)	40	1,170
Berry Corp. (Oil, Gas & Consumable Fuels)	72	639
Beyond Meat, Inc.*(a) (Food Products)	56	879
BGC Partners, Inc. - Class A (Capital Markets)	288	1,140
Big 5 Sporting Goods Corp. (Specialty Retail)	21	271
Big Lots, Inc. (Multiline Retail)	26	491
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	59	877
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	138
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	168	2,243
Biohaven, Ltd.* (Biotechnology)	28	464
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	31	729
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	264	618
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	30	244
Bioxcel Therapeutics, Inc.* (Biotechnology)	19	239
Bird Global, Inc.* - Class A (Road & Rail)	158	69
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	20	657
Black Hills Corp. (Multi-Utilities)	59	3,857
Blackbaud, Inc.* (Software)	41	2,243
Blackline, Inc.* (Software)	50	2,800
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	154	3,845
Blade Air Mobility, Inc.* (Airlines)	53	239
Blend Labs, Inc.* - Class A (Software)	168	422
Blink Charging Co.* (Electrical Equipment)	34	503
Bloom Energy Corp.* (Electrical Equipment)	159	2,975
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	80	1,921
Blucora, Inc.* (Capital Markets)	43	947
Blue Bird Corp.* (Machinery)	17	156
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	25	308
Blue Ridge Bankshares, Inc. (Banks)	16	209
Bluebird Bio, Inc.* (Biotechnology)	71	445
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	11	190
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	8	564
Blueprint Medicines Corp.* (Biotechnology)	54	2,799
Bluerock Homes Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	3	79
Boise Cascade Co. (Trading Companies & Distributors)	35	2,337

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Boot Barn Holdings, Inc.* (Specialty Retail)	26	$1,477
Borr Drilling, Ltd.* (Energy Equipment & Services)	178	874
Boston Omaha Corp.* - Class A (Media)	19	530
Bowlero Corp.* (Hotels, Restaurants & Leisure)	38	553
Box, Inc.* - Class A (Software)	126	3,660
Boxed, Inc.* (Internet & Direct Marketing Retail)	54	27
Brady Corp. - Class A (Commercial Services & Supplies)	40	1,830
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	64	316
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	155	1,017
BRC, Inc.* - Class A (Food Products)	25	181
Bread Financial Holdings, Inc. (IT Services)	45	1,625
Bridgebio Pharma, Inc.* (Biotechnology)	96	1,001
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	19	363
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	47	1,457
Bright Health Group, Inc.* (Insurance)	174	179
Brightcove, Inc.* (IT Services)	38	255
Brightsphere Investment Group, Inc. (Capital Markets)	30	565
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	86	660
BrightView Holdings, Inc.* (Commercial Services & Supplies)	41	366
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	40	1,336
Bristow Group, Inc.* (Energy Equipment & Services)	21	629
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	118	687
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	151	2,588
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	169	755
Brookfield Business Corp. - Class A (Industrial Conglomerates)	24	615
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	89	3,838
Brookline Bancorp, Inc. (Banks)	69	949
BRP Group, Inc.* - Class A (Insurance)	54	1,531
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	11	244
BTRS Holdings, Inc.* (Software)	92	868
Build-A-Bear Workshop, Inc. (Specialty Retail)	14	246
Bumble, Inc.* - Class A (Interactive Media & Services)	79	2,007
Business First Bancshares, Inc. (Banks)	19	471
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	121	593
Byline Bancorp, Inc. (Banks)	22	509
C3.ai, Inc.* - Class A (Software)	63	826
C4 Therapeutics, Inc.* (Biotechnology)	39	375
Cabot Corp. (Chemicals)	50	3,674
Cactus, Inc. - Class A (Energy Equipment & Services)	53	2,741
Cadence Bank (Banks)	164	4,535
Cadre Holdings, Inc. (Aerospace & Defense)	17	499
Caesarstone, Ltd. (Building Products)	22	195
Calavo Growers, Inc. (Food Products)	15	519
Caleres, Inc. (Specialty Retail)	31	847
California Resources Corp. (Oil, Gas & Consumable Fuels)	68	3,067
California Water Service Group (Water Utilities)	49	3,041
Calix, Inc.* (Communications Equipment)	51	3,755
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	45	1,978
Cal-Maine Foods, Inc. (Food Products)	34	1,921
Cambium Networks Corp.* (Communications Equipment)	11	213
Cambridge Bancorp (Banks)	6	527
Camden National Corp. (Banks)	13	566
Camping World Holdings, Inc. - Class A (Specialty Retail)	35	974
Cannae Holdings, Inc.* (Diversified Financial Services)	65	1,505
Cano Health, Inc.* (Health Care Providers & Services)	148	530
Canoo, Inc.* (Automobiles)	127	174
Cantaloupe, Inc.* (IT Services)	55	184
Capital Bancorp, Inc. (Banks)	8	197
Capital City Bank Group, Inc. (Banks)	12	425
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	118	965
Capstar Financial Holdings, Inc. (Banks)	19	336
Cara Therapeutics, Inc.* (Biotechnology)	42	395
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	37	534
Cardlytics, Inc.* (Media)	30	283
CareDx, Inc.* (Biotechnology)	46	916
CareMax, Inc.* (Health Care Providers & Services)	56	394
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	88	1,644
Cargurus, Inc.* (Interactive Media & Services)	94	1,369
Caribou Biosciences, Inc.* (Biotechnology)	54	526
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	48	225
Carpenter Technology Corp. (Metals & Mining)	43	1,608
Carriage Services, Inc. (Diversified Consumer Services)	12	293
Cars.com, Inc.* (Interactive Media & Services)	62	861
Carter Bankshares, Inc.* (Banks)	23	412
Casa Systems, Inc.* (Communications Equipment)	32	101
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	45	3,680

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Cass Information Systems, Inc. (IT Services)	12	$513
Cassava Sciences, Inc.* (Pharmaceuticals)	34	1,239
Castle Biosciences, Inc.* (Biotechnology)	23	587
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	88	1,221
Cathay General Bancorp (Banks)	65	2,964
Cavco Industries, Inc.* (Household Durables)	8	1,813
CBIZ, Inc.* (Professional Services)	44	2,184
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	24	690
Celldex Therapeutics, Inc.* (Biotechnology)	41	1,440
Celsius Holdings, Inc.* (Beverages)	50	4,554
Celularity, Inc.* (Biotechnology)	63	147
Cenntro Electric Group, Ltd.* (Automobiles)	167	170
Centerspace (Equity Real Estate Investment Trusts (REITs))	14	970
Central Garden & Pet Co.* (Household Products)	9	371
Central Garden & Pet Co.* - Class A (Household Products)	36	1,409
Central Pacific Financial Corp. (Banks)	25	513
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	9	426
Century Aluminum Co.* (Metals & Mining)	49	353
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	26	207
Century Communities, Inc. (Household Durables)	25	1,113
Century Therapeutics, Inc.* (Biotechnology)	20	210
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	43	95
Cerberus Cyber Sentinel Corp.* (IT Services)	42	145
Cerence, Inc.* (Software)	36	619
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	49	1,370
Cerus Corp.* (Health Care Equipment & Supplies)	157	575
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	20	553
ChampionX Corp. (Energy Equipment & Services)	184	5,265
ChannelAdvisor Corp.* (Software)	26	599
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	117	260
Chart Industries, Inc.* (Machinery)	33	7,354
Chase Corp. (Chemicals)	7	659
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	45	584
Chegg, Inc.* (Diversified Consumer Services)	112	2,415
Chesapeake Utilities Corp. (Gas Utilities)	15	1,866
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	6	89
Chico's FAS, Inc.* (Specialty Retail)	112	659
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	211	1,424
Chimerix, Inc.* (Biotechnology)	78	138
Chinook Therapeutics, Inc.* (Biotechnology)	45	979
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	37	5,664
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	17	498
Cimpress PLC* (Commercial Services & Supplies)	16	372
CinCor Pharma, Inc.* (Pharmaceuticals)	18	606
Cinemark Holdings, Inc.* (Entertainment)	100	1,061
Cipher Mining, Inc.* (Software)	36	36
CIRCOR International, Inc.* (Machinery)	17	351
Citi Trends, Inc.* (Specialty Retail)	7	158
Citizens & Northern Corp. (Banks)	13	309
City Holding Co. (Banks)	13	1,311
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	38	404
Civista Bancshares, Inc. (Banks)	13	308
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	66	4,614
Claros Mortgage Trust, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	84	1,344
Clarus Corp. (Leisure Products)	28	339
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	154	1,033
Cleanspark, Inc.* (Software)	41	143
Clear Channel Outdoor Holdings, Inc.* (Media)	334	478
Clear Secure, Inc.* - Class A (Software)	56	1,513
Clearfield, Inc.* (Communications Equipment)	10	1,215
Clearwater Paper Corp.* (Paper & Forest Products)	15	667
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	31	1,002
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	74	2,571
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	13	92
Clover Health Investments Corp.* (Health Care Providers & Services)	349	551
CNB Financial Corp. (Banks)	14	356
CNO Financial Group, Inc. (Insurance)	103	2,272
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	169	2,841
Coastal Financial Corp.* (Banks)	9	420
Coca-Cola Consolidated, Inc. (Beverages)	4	1,948
Codexis, Inc.* (Life Sciences Tools & Services)	57	320
Coeur Mining, Inc.* (Metals & Mining)	253	956
Cogent Biosciences, Inc.* (Biotechnology)	59	805
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	38	1,995
Cohen & Steers, Inc. (Capital Markets)	23	1,384
Coherus Biosciences, Inc.* (Biotechnology)	68	592

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	44	$1,448
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	31	556
Colony Bankcorp, Inc. (Banks)	16	221
Columbia Banking System, Inc. (Banks)	71	2,376
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	31	637
Columbus McKinnon Corp. (Machinery)	25	713
Comfort Systems USA, Inc. (Construction & Engineering)	31	3,822
Commercial Metals Co. (Metals & Mining)	109	4,959
CommScope Holding Co., Inc.* (Communications Equipment)	186	2,462
Community Bank System, Inc. (Banks)	48	2,997
Community Health Systems, Inc.* (Health Care Providers & Services)	113	324
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	21	727
Community Trust Bancorp, Inc. (Banks)	14	662
CommVault Systems, Inc.* (Software)	39	2,375
Compass Diversified Holdings (Diversified Financial Services)	57	1,213
Compass Minerals International, Inc. (Metals & Mining)	30	1,186
Compass, Inc.* - Class A (Real Estate Management & Development)	248	655
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	9	48
Computer Programs and Systems, Inc.* (Health Care Technology)	13	420
CompX International, Inc. (Commercial Services & Supplies)	1	18
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	83	1,559
Comtech Telecommunications Corp. (Communications Equipment)	25	276
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	25	160
Conduent, Inc.* (IT Services)	155	639
CONMED Corp. (Health Care Equipment & Supplies)	26	2,073
ConnectOne Bancorp, Inc. (Banks)	34	852
Conn's, Inc.* (Specialty Retail)	14	115
Consensus Cloud Solutions, Inc.* (Software)	14	786
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	30	1,891
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	69	357
Constellium SE* (Metals & Mining)	115	1,267
Construction Partners, Inc.* - Class A (Construction & Engineering)	35	1,090
Consumer Portfolio Services, Inc.* (Consumer Finance)	10	64
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	522	409
Corcept Therapeutics, Inc.* (Pharmaceuticals)	77	2,202
Core Scientific, Inc.* (IT Services)	244	49
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	107	1,120
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	102	2,718
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	36	497
CorVel Corp.* (Health Care Providers & Services)	8	1,314
Costamare, Inc. (Marine)	49	463
Couchbase, Inc.* (Software)	25	320
Coursera, Inc.* (Diversified Consumer Services)	104	1,341
Covenant Logistics Group, Inc. - Class A (Road & Rail)	9	341
Cowen, Inc. - Class A (Capital Markets)	23	888
CRA International, Inc. (Professional Services)	6	616
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	20	2,284
Crawford & Co. - Class A (Insurance)	16	96
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	88	1,209
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	30	413
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	49	905
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	55	3,891
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	32	1,187
CrossFirst Bankshares, Inc.* (Banks)	42	584
CryoPort, Inc.* (Health Care Equipment & Supplies)	40	1,110
Cryptyde, Inc.* (Containers & Packaging)	19	10
CS Disco, Inc.* (Software)	22	236
CSG Systems International, Inc. (IT Services)	28	1,811
CSW Industrials, Inc. (Building Products)	13	1,676
CTI BioPharma Corp.* (Biotechnology)	92	451
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	17	342
CTS Corp. (Electronic Equipment, Instruments & Components)	28	1,107
Cue Health, Inc.* (Health Care Equipment & Supplies)	99	393
Cullinan Oncology, Inc.* (Biotechnology)	29	381
Cumulus Media, Inc.* - Class A (Media)	18	133
Curo Group Holdings Corp. (Consumer Finance)	21	109
Cushman & Wakefield PLC* (Real Estate Management & Development)	145	1,675
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	56	388
Customers Bancorp, Inc.* (Banks)	27	910
Cutera, Inc.* (Health Care Equipment & Supplies)	15	690
CVB Financial Corp. (Banks)	120	3,446

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Cvent Holding Corp.* (Software)	42	$246
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	26	1,016
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	6	324
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	104	1,614
Cytokinetics, Inc.* (Biotechnology)	74	3,231
Cyxtera Technologies, Inc.* (IT Services)	34	82
Daily Journal Corp.* (Media)	1	268
Dakota Gold Corp.* (Metals & Mining)	49	169
Dana, Inc. (Auto Components)	117	1,867
Danimer Scientific, Inc.* (Chemicals)	83	217
Daseke, Inc.* (Road & Rail)	38	226
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	38	1,514
Day One Biopharmaceuticals, Inc.* (Biotechnology)	26	550
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	41	665
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	64	1,898
Deluxe Corp. (Commercial Services & Supplies)	39	717
Denali Therapeutics, Inc.* (Biotechnology)	89	2,553
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	45	4,113
Denny's Corp.* (Hotels, Restaurants & Leisure)	52	589
Design Therapeutics, Inc.* (Biotechnology)	31	484
Designer Brands, Inc. (Specialty Retail)	52	792
Desktop Metal, Inc.*(a) - Class A (Machinery)	240	607
Destination XL Group, Inc.* (Specialty Retail)	55	367
DHI Group, Inc.* (Interactive Media & Services)	40	256
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	124	1,105
Diamond Hill Investment Group, Inc. (Capital Markets)	3	540
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	93	916
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	191	1,784
DICE Therapeutics, Inc.* (Pharmaceuticals)	25	888
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	68	169
Digi International, Inc.* (Communications Equipment)	30	1,210
Digimarc Corp.* (Software)	13	212
Digital Turbine, Inc.* (Software)	85	1,241
DigitalBridge Group, Inc. (Real Estate Management & Development)	147	1,882
DigitalOcean Holdings, Inc.* (IT Services)	63	2,263
Dillard's, Inc. - Class A (Multiline Retail)	4	1,315
Dime Community Bancshares, Inc. (Banks)	29	1,001
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	13	937
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	39	2,795
Diversey Holdings, Ltd.* (Chemicals)	72	389
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	215	292
DMC Global, Inc.* (Energy Equipment & Services)	18	390
DocGo, Inc.* (Health Care Providers & Services)	75	743
Doma Holdings, Inc.* (Real Estate Management & Development)	125	68
Domo, Inc.* (Software)	28	495
Donegal Group, Inc. - Class A (Insurance)	15	220
Donnelley Financial Solutions, Inc.* (Capital Markets)	23	930
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	28	506
Dorman Products, Inc.* (Auto Components)	23	1,877
Douglas Dynamics, Inc. (Machinery)	20	679
Douglas Elliman, Inc. (Real Estate Management & Development)	70	323
Dream Finders Homes, Inc.* - Class A (Household Durables)	21	233
Dril-Quip, Inc.* (Energy Equipment & Services)	31	771
Duck Creek Technologies, Inc.* (Software)	70	836
Ducommun, Inc.* (Aerospace & Defense)	10	472
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	14	122
Duolingo, Inc.* (Diversified Consumer Services)	21	1,719
DXP Enterprises, Inc.* (Trading Companies & Distributors)	14	401
Dycom Industries, Inc.* (Construction & Engineering)	26	3,073
Dynavax Technologies Corp.* (Biotechnology)	108	1,237
Dyne Therapeutics, Inc.* (Biotechnology)	30	342
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	41	490
DZS, Inc.* (Communications Equipment)	17	270
E2open Parent Holdings, Inc.* (Software)	182	1,061
Eagle Bancorp, Inc. (Banks)	28	1,268
Eagle Bulk Shipping, Inc. (Marine)	13	629
Eagle Pharmaceuticals, Inc.* (Biotechnology)	9	283
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	42	679
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	83	1,443
Eastern Bankshares, Inc. (Banks)	141	2,703
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	54	289
Ebix, Inc. (Software)	24	475
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	31	585
Ecovyst, Inc.* (Chemicals)	71	706
Edgewell Personal Care Co. (Personal Products)	47	1,842

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	28	$266
Editas Medicine, Inc.* (Biotechnology)	63	791
eGain Corp.* (Software)	21	169
eHealth, Inc.* (Insurance)	23	62
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	39	199
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	19	191
elf Beauty, Inc.* (Personal Products)	44	1,903
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	52	696
Embecta Corp. (Health Care Equipment & Supplies)	53	1,639
EMCOR Group, Inc. (Construction & Engineering)	44	6,208
Emergent BioSolutions, Inc.* (Biotechnology)	46	960
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	10	160
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	123	907
Employers Holdings, Inc. (Insurance)	24	1,047
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	27	692
Enanta Pharmaceuticals, Inc.* (Biotechnology)	17	767
Encore Capital Group, Inc.* (Consumer Finance)	21	1,069
Encore Wire Corp. (Electrical Equipment)	16	2,201
Energizer Holdings, Inc. (Household Products)	60	1,733
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	142	1,022
Energy Recovery, Inc.* (Machinery)	50	1,287
Energy Vault Holdings, Inc.* (Electrical Equipment)	59	190
Enerpac Tool Group Corp. (Machinery)	53	1,347
EnerSys (Electrical Equipment)	36	2,386
Eneti, Inc. (Marine)	23	189
Enfusion, Inc.* - Class A (Software)	25	354
EngageSmart, Inc.* (Software)	32	628
Ennis, Inc. (Commercial Services & Supplies)	24	541
Enochian Biosciences, Inc.* (Biotechnology)	19	39
Enova International, Inc.* (Consumer Finance)	28	1,050
Enovix Corp.* (Electrical Equipment)	98	1,849
EnPro Industries, Inc. (Machinery)	18	1,917
Enstar Group, Ltd.* (Insurance)	10	2,005
Entercom Communications Corp.* (Media)	112	39
Enterprise Bancorp, Inc. (Banks)	8	250
Enterprise Financial Services Corp. (Banks)	31	1,658
Entravision Communications Corp. - Class A (Media)	56	262
Envestnet, Inc.* (Software)	50	2,466
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	24	1,169
EQRx, Inc.* (Biotechnology)	183	941
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	373	3,141
Equity Bancshares, Inc. - Class A (Banks)	13	464
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	96	2,511
Erasca, Inc.* (Biotechnology)	61	498
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	44	482
ESCO Technologies, Inc. (Machinery)	23	1,982
Esperion Therapeutics, Inc.* (Biotechnology)	62	504
Esquire Financial Holdings, Inc. (Banks)	6	271
ESS Tech, Inc.* (Electrical Equipment)	75	317
Essent Group, Ltd. (Thrifts & Mortgage Finance)	95	3,759
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	128	2,755
Ethan Allen Interiors, Inc. (Household Durables)	20	512
European Wax Center, Inc.(a) - Class A (Diversified Consumer Services)	24	345
Eventbrite, Inc.* (Interactive Media & Services)	71	466
Everbridge, Inc.* (Software)	35	1,097
EverCommerce, Inc.* (Software)	23	200
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	79	1,499
EverQuote, Inc.* - Class A (Interactive Media & Services)	19	116
EVERTEC, Inc. (IT Services)	56	2,005
EVgo, Inc.*(a) (Specialty Retail)	63	467
Evo Payments, Inc.* (IT Services)	43	1,449
Evolent Health, Inc.* (Health Care Technology)	74	2,354
Evolus, Inc.* (Pharmaceuticals)	33	282
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	78	229
Evoqua Water Technologies Corp.* (Machinery)	106	4,152
Excelerate Energy, Inc.(a) - Class A (Oil, Gas & Consumable Fuels)	16	442
ExlService Holdings, Inc.* (IT Services)	29	5,273
eXp World Holdings, Inc. (Real Estate Management & Development)	64	845
Exponent, Inc. (Professional Services)	46	4,381
Express, Inc.* (Specialty Retail)	60	73
Expro Group Holdings N.V.* (Energy Equipment & Services)	71	1,344
Extreme Networks, Inc.* (Communications Equipment)	115	2,063
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	25	135
EZCORP, Inc.* - Class A (Consumer Finance)	48	464

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	33	$110
Fabrinet* (Electronic Equipment, Instruments & Components)	33	3,774
Faraday Future Intelligent Electric, Inc.* (Automobiles)	90	49
Farmers & Merchants Bancorp, Inc. (Banks)	11	322
Farmers National Bancorp (Banks)	30	412
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	45	630
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	467
Fastly, Inc.* - Class A (IT Services)	102	866
Fate Therapeutics, Inc.* (Biotechnology)	76	1,590
Fathom Digital Manufacturing C* (Machinery)	10	25
FB Financial Corp. (Banks)	32	1,343
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	8	922
Federal Signal Corp. (Machinery)	54	2,519
Federated Hermes, Inc. - Class B (Capital Markets)	77	2,676
FibroGen, Inc.* (Biotechnology)	80	1,302
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	116	856
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	35	56
Financial Institutions, Inc. (Banks)	13	310
First Advantage Corp.* (Professional Services)	54	759
First Bancorp (Banks)	31	1,382
First Bancorp (Banks)	168	2,653
First Bank/Hamilton NJ (Banks)	15	236
First Busey Corp. (Banks)	47	1,241
First Business Financial Services, Inc. (Banks)	7	267
First Commonwealth Financial Corp. (Banks)	85	1,219
First Community Bancshares, Inc. (Banks)	14	521
First Financial Bancorp (Banks)	85	2,216
First Financial Bankshares, Inc. (Banks)	117	4,503
First Financial Corp. (Banks)	10	485
First Foundation, Inc. (Banks)	46	734
First Guaranty Bancshares, Inc. (Banks)	5	115
First Internet Bancorp (Banks)	8	206
First Interstate BancSystem, Inc. - Class A (Banks)	82	3,740
First Merchants Corp. (Banks)	52	2,335
First Mid Bancshares, Inc. (Banks)	17	609
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	10	171
First Western Financial, Inc.* (Banks)	7	193
FirstCash Holdings, Inc. (Consumer Finance)	34	3,346
Fisker, Inc.*(a) (Automobiles)	148	1,206
Five Star Bancorp (Banks)	11	319
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	47	1,819
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	25	781
Fluence Energy, Inc.* (Electrical Equipment)	34	508
Fluor Corp.* (Construction & Engineering)	129	3,904
Flushing Financial Corp. (Banks)	26	512
Flywire Corp.* (IT Services)	51	1,119
Focus Financial Partners, Inc.* (Capital Markets)	52	1,809
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	18	183
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	20	175
Foot Locker, Inc. (Specialty Retail)	73	2,314
Forestar Group, Inc.* (Real Estate Management & Development)	18	208
ForgeRock, Inc.* - Class A (Software)	28	632
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	69	1,394
Forrester Research, Inc.* (Professional Services)	10	423
Forward Air Corp. (Air Freight & Logistics)	24	2,540
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	43	183
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	74	1,896
Fox Factory Holding Corp.* (Auto Components)	38	3,339
Franchise Group, Inc. (Diversified Consumer Services)	24	728
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	77	1,085
Franklin Covey Co.* (Professional Services)	11	557
Franklin Electric Co., Inc. (Machinery)	41	3,360
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	90	259
Fresh Del Monte Produce, Inc. (Food Products)	27	704
Frontdoor, Inc.* (Diversified Consumer Services)	75	1,655
Frontier Group Holdings, Inc.* (Airlines)	35	459
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	114	1,432
FRP Holdings, Inc.* (Real Estate Management & Development)	6	364
FTC Solar, Inc.* (Electrical Equipment)	38	79
fuboTV, Inc.* (Interactive Media & Services)	162	593
FuelCell Energy, Inc.* (Electrical Equipment)	351	1,095
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	32	178
Fulgent Genetics, Inc.* (Health Care Providers & Services)	19	753
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	31	217
Fulton Financial Corp. (Banks)	147	2,680
Funko, Inc.* (Distributors)	29	599
FutureFuel Corp. (Chemicals)	25	171
FVCBankcorp, Inc.* (Banks)	11	224
Gambling.com Group, Ltd.* (Media)	10	84
Gannett Co., Inc.* (Media)	132	191

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
GATX Corp. (Trading Companies & Distributors)	31	$3,245
GCM Grosvenor, Inc. - Class A (Capital Markets)	38	314
Gelesis Holdings, Inc.* (Biotechnology)	15	6
Genco Shipping & Trading, Ltd. (Marine)	35	469
Generation Bio Co.* (Biotechnology)	46	236
Genesco, Inc.* (Specialty Retail)	12	564
Gentherm, Inc.* (Auto Components)	29	1,694
Genworth Financial, Inc.* (Insurance)	454	2,120
German American Bancorp, Inc. (Banks)	25	982
Geron Corp.* (Biotechnology)	326	724
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	37	1,165
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	179	403
Gibraltar Industries, Inc.* (Building Products)	28	1,430
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	40	780
Glacier Bancorp, Inc. (Banks)	101	5,784
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	36	633
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	30	611
Glatfelter Corp. (Paper & Forest Products)	40	113
Glaukos Corp.* (Health Care Equipment & Supplies)	41	2,299
Global Industrial Co. (Trading Companies & Distributors)	12	381
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	58	530
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	95	1,164
Global Water Resources, Inc. (Water Utilities)	14	179
Globalstar, Inc.* (Diversified Telecommunication Services)	617	1,339
GMS, Inc.* (Trading Companies & Distributors)	38	1,794
Gogo, Inc.* (Wireless Telecommunication Services)	46	654
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	92	2,559
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	18	760
Golden Ocean Group, Ltd. (Marine)	112	933
Goosehead Insurance, Inc.* (Insurance)	17	706
GoPro, Inc.* - Class A (Household Durables)	118	643
Gossamer Bio, Inc.* (Biotechnology)	58	644
GrafTech International, Ltd. (Electrical Equipment)	176	896
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	1,872
Granite Construction, Inc. (Construction & Engineering)	40	1,349
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	49	385
Gray Television, Inc. (Media)	75	1,061
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	61	461
Great Southern Bancorp, Inc. (Banks)	8	496
Green Brick Partners, Inc.* (Household Durables)	25	578
Green Dot Corp.* - Class A (Consumer Finance)	44	837
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	48	1,387
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	3	200
Greenidge Generation Holdings, Inc.* (Software)	13	13
GreenLight Biosciences Holdings PBC* (Biotechnology)	67	119
Greenlight Capital Re, Ltd.* - Class A (Insurance)	25	211
Greif, Inc. - Class A (Containers & Packaging)	23	1,523
Greif, Inc. - Class B (Containers & Packaging)	5	354
Grid Dynamics Holdings, Inc.* (IT Services)	45	612
Griffon Corp. (Building Products)	42	1,350
Group 1 Automotive, Inc. (Specialty Retail)	14	2,422
Groupon, Inc.* (Internet & Direct Marketing Retail)	21	155
GrowGeneration Corp.* (Specialty Retail)	54	193
Guaranty Bancshares, Inc. (Banks)	7	259
Guess?, Inc. (Specialty Retail)	31	526
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	10	895
H&E Equipment Services, Inc. (Trading Companies & Distributors)	28	1,057
H.B. Fuller Co. (Chemicals)	48	3,346
Haemonetics Corp.* (Health Care Equipment & Supplies)	46	3,908
Halozyme Therapeutics, Inc.* (Biotechnology)	122	5,832
Hamilton Lane, Inc. (Capital Markets)	31	1,854
Hancock Whitney Corp. (Banks)	77	4,302
Hanmi Financial Corp. (Banks)	27	723
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	78	2,120
HarborOne Bancorp, Inc. (Banks)	42	640
Harmonic, Inc.* (Communications Equipment)	84	1,298
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	23	1,196
Harsco Corp.* (Machinery)	73	386
Haverty Furniture Cos., Inc. (Specialty Retail)	13	346
Hawaiian Holdings, Inc.* (Airlines)	47	678
Hawkins, Inc. (Chemicals)	17	766
Haynes International, Inc. (Metals & Mining)	11	538
HBT Financial, Inc. (Banks)	9	184
HCI Group, Inc. (Insurance)	6	220

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Health Catalyst, Inc.* (Health Care Technology)	52	$459
Healthcare Services Group, Inc. (Commercial Services & Supplies)	68	949
HealthEquity, Inc.* (Health Care Providers & Services)	75	5,842
HealthStream, Inc.* (Health Care Technology)	22	543
Heartland Express, Inc. (Road & Rail)	43	640
Heartland Financial USA, Inc. (Banks)	36	1,776
Hecla Mining Co. (Metals & Mining)	501	2,290
Heidrick & Struggles International, Inc. (Professional Services)	17	479
Helen of Troy, Ltd.* (Household Durables)	21	1,987
Heliogen, Inc.* (Electrical Equipment)	84	151
Helios Technologies, Inc. (Machinery)	29	1,644
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	131	917
Helmerich & Payne, Inc. (Energy Equipment & Services)	93	4,604
Herbalife Nutrition, Ltd.* (Personal Products)	89	1,892
Herc Holdings, Inc. (Trading Companies & Distributors)	23	2,705
Heritage Commerce Corp. (Banks)	54	772
Heritage Financial Corp. (Banks)	31	1,044
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	14	385
Heron Therapeutics, Inc.* (Biotechnology)	94	362
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	30	275
Heska Corp.* (Health Care Equipment & Supplies)	9	646
HF Foods Group, Inc.* (Food & Staples Retailing)	32	148
Hibbett, Inc. (Specialty Retail)	11	687
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	6	140
Hillenbrand, Inc. (Machinery)	62	2,739
HilleVax, Inc.* (Biotechnology)	12	257
Hillman Solutions Corp.* (Machinery)	122	953
Hilltop Holdings, Inc. (Banks)	45	1,303
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	79	3,100
Hims & Hers Health, Inc.* (Health Care Providers & Services)	111	504
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	1	247
Hippo Holdings, Inc.* (Insurance)	15	261
HireRight Holdings Corp.* (Professional Services)	20	269
HNI Corp. (Commercial Services & Supplies)	38	1,102
Holley, Inc.* (Auto Components)	49	195
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	6	257
Home BancShares, Inc. (Banks)	172	4,384
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	8	14
HomeStreet, Inc. (Thrifts & Mortgage Finance)	16	415
HomeTrust Bancshares, Inc. (Banks)	13	312
Hope Bancorp, Inc. (Banks)	106	1,438
Horace Mann Educators Corp. (Insurance)	36	1,421
Horizon Bancorp, Inc. (Banks)	37	552
Hostess Brands, Inc.* (Food Products)	124	3,283
Houlihan Lokey, Inc. (Capital Markets)	45	4,020
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	5	202
Hub Group, Inc.* - Class A (Air Freight & Logistics)	30	2,328
Hudson Technologies, Inc.* (Commercial Services & Supplies)	40	368
Humacyte, Inc.* (Biotechnology)	17	59
Huron Consulting Group, Inc.* (Professional Services)	18	1,325
Hycroft Mining Holding Corp.* (Metals & Mining)	139	96
Hydrofarm Holdings Group, Inc.* (Machinery)	40	103
Hyliion Holdings Corp.* (Machinery)	120	342
Hyster-Yale Materials Handling, Inc. (Machinery)	10	292
Hyzon Motors, Inc.*(a) (Machinery)	81	155
I3 Verticals, Inc.* - Class A (IT Services)	21	457
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	5	96
ICF International, Inc. (Professional Services)	16	1,914
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	26	661
Icosavax, Inc.* (Biotechnology)	21	72
Ideaya Biosciences, Inc.* (Biotechnology)	33	557
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	22	265
IDT Corp.* - Class B (Diversified Telecommunication Services)	13	339
IES Holdings, Inc.* (Construction & Engineering)	8	264
IGM Biosciences, Inc.* (Biotechnology)	9	180
iHeartMedia, Inc.* - Class A (Media)	110	911
Imago Biosciences, Inc.* (Biotechnology)	24	408
IMAX Corp.* (Entertainment)	44	560
ImmunityBio, Inc.*(a) (Biotechnology)	76	418
ImmunoGen, Inc.* (Biotechnology)	195	1,158
Immunovant, Inc.* (Biotechnology)	38	426
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	19	2,178
Inari Medical, Inc.* (Health Care Equipment & Supplies)	44	3,385
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	201	3,369
Independent Bank Corp. (Banks)	19	439
Independent Bank Corp. (Banks)	41	3,567
Independent Bank Group, Inc. (Banks)	32	2,019
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	93	727

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Indus Realty Trust, Inc. (Real Estate Management & Development)	5	$259
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	61	285
Infinera Corp.* (Communications Equipment)	172	965
Information Services Group, Inc. (IT Services)	33	179
Ingevity Corp.* (Chemicals)	34	2,287
Ingles Markets, Inc. (Food & Staples Retailing)	13	1,227
Inhibrx, Inc.* (Biotechnology)	26	837
Innospec, Inc. (Chemicals)	22	2,200
Innovage Holding Corp.* (Health Care Providers & Services)	19	118
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	25	2,703
Innovid Corp.* (Media)	71	266
Innoviva, Inc.* (Pharmaceuticals)	58	786
Inogen, Inc.* (Health Care Equipment & Supplies)	21	476
Inotiv, Inc.* (Life Sciences Tools & Services)	16	332
Inovio Pharmaceuticals, Inc.* (Biotechnology)	225	486
Inseego Corp.* (Communications Equipment)	79	179
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	28	2,646
Insmed, Inc.* (Biotechnology)	108	1,871
Insperity, Inc. (Professional Services)	32	3,777
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	19	41
Inspire Medical Systems, Inc.* (Health Care Technology)	25	4,873
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	21	215
Installed Building Products, Inc. (Household Durables)	21	1,806
Insteel Industries, Inc. (Building Products)	17	448
Instil Bio, Inc.* (Biotechnology)	65	215
Instructure Holdings, Inc.* (Software)	15	354
Intapp, Inc.* (Software)	13	292
Integer Holdings Corp.* (Health Care Equipment & Supplies)	29	1,808
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	36	303
Intellia Therapeutics, Inc.* (Biotechnology)	68	3,588
Inter Parfums, Inc. (Personal Products)	16	1,294
Intercept Pharmaceuticals, Inc.* (Biotechnology)	24	333
InterDigital, Inc. (Communications Equipment)	26	1,297
Interface, Inc. (Commercial Services & Supplies)	54	611
International Bancshares Corp. (Banks)	49	2,430
International Game Technology PLC (Hotels, Restaurants & Leisure)	89	1,784
International Money Express, Inc.* (IT Services)	28	757
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	45	1,908
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	82	3,746
Intrepid Potash, Inc.* (Chemicals)	10	453
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	61	1,537
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	31	363
Investors Title Co. (Insurance)	1	147
Invitae Corp.* (Biotechnology)	213	550
Invivyd, Inc.* (Biotechnology)	49	194
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	108	636
Iovance Biotherapeutics, Inc.* (Biotechnology)	139	1,298
iRadimed Corp. (Health Care Equipment & Supplies)	6	174
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	26	3,315
Iridium Communications, Inc.* (Diversified Telecommunication Services)	115	5,925
iRobot Corp.* (Household Durables)	24	1,356
IronNet, Inc.* (Software)	60	43
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	124	1,357
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	65	681
iTeos Therapeutics, Inc.* (Biotechnology)	22	429
Itron, Inc.* (Electronic Equipment, Instruments & Components)	40	1,956
Ivanhoe Electric, Inc.* (Metals & Mining)	15	157
IVERIC bio, Inc.* (Biotechnology)	107	2,559
J & J Snack Foods Corp. (Food Products)	13	1,919
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	19	1,676
Jackson Financial, Inc. - Class A (Diversified Financial Services)	69	2,647
James River Group Holdings, Ltd. (Insurance)	34	859
Janus International Group, Inc.* (Building Products)	75	722
Janux Therapeutics, Inc.* (Biotechnology)	16	289
JELD-WEN Holding, Inc.* (Building Products)	77	817
JOANN, Inc.(a) (Specialty Retail)	12	63
Joby Aviation, Inc.* (Airlines)	229	1,104
John B Sanfilippo & Son, Inc. (Food Products)	8	667
John Bean Technologies Corp. (Machinery)	28	2,554
John Marshall Bancorp, Inc. (Banks)	10	288
John Wiley & Sons, Inc. - Class A (Media)	38	1,603
Johnson Outdoors, Inc. - Class A (Leisure Products)	5	263
Jounce Therapeutics, Inc.* (Biotechnology)	38	83

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Kadant, Inc. (Machinery)	10	$1,780
Kaiser Aluminum Corp. (Metals & Mining)	14	1,131
Kaleyra, Inc.* (Software)	26	22
KalVista Pharmaceuticals, Inc.* (Biotechnology)	24	122
Kaman Corp. - Class A (Trading Companies & Distributors)	25	803
KAR Auction Services, Inc.* (Commercial Services & Supplies)	105	1,526
Karat Packaging, Inc.* (Trading Companies & Distributors)	6	98
Karuna Therapeutics, Inc.* (Biotechnology)	26	5,702
Karyopharm Therapeutics, Inc.* (Biotechnology)	71	338
KB Home (Household Durables)	71	2,046
Kearny Financial Corp. (Thrifts & Mortgage Finance)	56	568
Kelly Services, Inc. - Class A (Professional Services)	31	507
Kennametal, Inc. (Machinery)	73	1,950
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	108	1,794
Keros Therapeutics, Inc.* (Biotechnology)	16	805
Kezar Life Sciences, Inc.* (Biotechnology)	51	383
Kforce, Inc. (Professional Services)	18	1,139
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	22	455
Kimball International, Inc. - Class B (Commercial Services & Supplies)	34	251
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	16	588
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	30	343
Kinnate Biopharma, Inc.* (Biotechnology)	28	236
Kinsale Capital Group, Inc. (Insurance)	19	5,989
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	197	3,869
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	53	923
KnowBe4, Inc.* - Class A (Software)	66	1,622
Knowles Corp.* (Electronic Equipment, Instruments & Components)	82	1,128
Kodiak Sciences, Inc.* (Biotechnology)	32	230
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	50	1,785
Koppers Holdings, Inc. (Chemicals)	18	449
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	32	98
Korn Ferry (Professional Services)	49	2,724
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	409	2,654
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	113	1,252
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	66	947
Kronos Bio, Inc.* (Chemicals)	37	110
Kronos Worldwide, Inc. (Chemicals)	22	209
Krystal Biotech, Inc.* (Biotechnology)	19	1,454
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	52	2,181
Kura Oncology, Inc.* (Biotechnology)	58	900
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	4	316
Kymera Therapeutics, Inc.* (Biotechnology)	35	1,062
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	104	1,110
Lakeland Bancorp, Inc. (Banks)	57	1,063
Lakeland Financial Corp. (Banks)	22	1,818
Lancaster Colony Corp. (Food Products)	17	3,064
Landec Corp.* (Food Products)	25	249
Lands' End, Inc.* (Internet & Direct Marketing Retail)	16	168
Landsea Homes Corp.* (Household Durables)	10	49
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	62	4,587
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	15	970
Latch, Inc.* (Software)	98	131
Latham Group, Inc.* (Leisure Products)	39	172
Laureate Education, Inc. - Class A (Diversified Consumer Services)	99	1,251
Lawson Products, Inc.* (Trading Companies & Distributors)	4	120
La-Z-Boy, Inc. (Household Durables)	39	966
LCI Industries (Auto Components)	22	2,334
Leafly Holdings, Inc.* (Interactive Media & Services)	28	25
Legacy Housing Corp.* (Household Durables)	9	167
Legalzoom.com, Inc.* (Professional Services)	88	814
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	17	738
Lemonade, Inc.* (Insurance)	42	1,016
LendingClub Corp.* (Consumer Finance)	94	1,000
LendingTree, Inc.* (Thrifts & Mortgage Finance)	9	227
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	77	166
LGI Homes, Inc.* (Household Durables)	18	1,657
LHC Group, Inc.* (Health Care Providers & Services)	26	4,345
Liberty Energy, Inc.* (Energy Equipment & Services)	130	2,198
Liberty Latin America, Ltd.* - Class A (Media)	36	280
Liberty Latin America, Ltd.* - Class C (Media)	137	1,067
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	9	287
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	33	1,028
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	124	739

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	39	$409
LifeStance Health Group, Inc.* (Health Care Providers & Services)	67	506
Lifetime Brands, Inc. (Household Durables)	13	111
Ligand Pharmaceuticals, Inc.* (Biotechnology)	13	1,139
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	85	4,772
Lightning eMotors, Inc.* (Machinery)	36	55
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	102	864
Limelight Networks, Inc.* (IT Services)	124	334
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	32	268
Lindsay Corp. (Machinery)	10	1,693
Lions Gate Entertainment Corp.* - Class A (Entertainment)	55	443
Lions Gate Entertainment Corp.* - Class B (Entertainment)	105	797
Liquidia Corp.* (Pharmaceuticals)	44	215
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	23	395
LivaNova PLC* (Health Care Equipment & Supplies)	49	2,308
Live Oak Bancshares, Inc. (Banks)	29	942
Livent Corp.* (Chemicals)	147	4,642
LivePerson, Inc.* (Software)	66	698
LiveRamp Holdings, Inc.* (IT Services)	61	1,120
LiveVox Holdings, Inc.* (Software)	21	65
LL Flooring Holdings, Inc.* (Specialty Retail)	28	233
Local Bounti Corp.* (Food Products)	39	115
Lordstown Motors Corp.* - Class A (Automobiles)	152	275
Loyalty Ventures, Inc.* (Media)	19	22
LSB Industries, Inc.* (Chemicals)	29	511
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	35	1,353
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	17	106
Luminar Technologies, Inc.* (Auto Components)	225	1,820
Luther Burbank Corp. (Thrifts & Mortgage Finance)	15	189
Luxfer Holdings PLC (Machinery)	25	362
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	251	2,430
Lyell Immunopharma, Inc.* (Biotechnology)	157	923
M.D.C Holdings, Inc. (Household Durables)	52	1,584
M/I Homes, Inc.* (Household Durables)	24	996
Macatawa Bank Corp. (Banks)	25	268
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	46	2,662
MacroGenics, Inc.* (Biotechnology)	56	287
Madison Square Garden Entertainment Corp.* (Entertainment)	23	1,128
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	11	779
Magnite, Inc.* (Media)	119	868
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	151	3,878
Malibu Boats, Inc.* (Leisure Products)	18	952
MannKind Corp.* (Biotechnology)	227	767
Marathon Digital Holdings, Inc.*(a) (IT Services)	101	1,324
Marcus & Millichap, Inc. (Real Estate Management & Development)	23	847
Marine Products Corp. (Leisure Products)	9	90
MarineMax, Inc.* (Specialty Retail)	19	614
MarketWise, Inc.* (Capital Markets)	16	39
Markforged Holding Corp.* (Machinery)	100	218
Marqeta, Inc.* - Class A (IT Services)	393	3,097
Marten Transport, Ltd. (Road & Rail)	53	995
Masonite International Corp.* (Building Products)	20	1,431
MasterCraft Boat Holdings, Inc.* (Leisure Products)	16	348
Matador Resources Co. (Oil, Gas & Consumable Fuels)	102	6,779
Materion Corp. (Metals & Mining)	18	1,543
Mativ Holdings, Inc. (Paper & Forest Products)	49	1,163
Matson, Inc. (Marine)	34	2,501
Matterport, Inc.* (Software)	200	698
Matthews International Corp. - Class A (Commercial Services & Supplies)	26	699
Maxar Technologies, Inc. (Aerospace & Defense)	67	1,497
MaxCyte, Inc.* (Biotechnology)	80	554
MAXIMUS, Inc. (IT Services)	55	3,392
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	66	2,038
MBIA, Inc.* (Insurance)	45	484
McGrath RentCorp (Commercial Services & Supplies)	21	1,975
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	23	253
Medifast, Inc. (Personal Products)	10	1,170
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	23	5,105
MeiraGTx Holdings PLC* (Biotechnology)	29	211
Mercantile Bank Corp. (Banks)	14	489
Merchants Bancorp (Thrifts & Mortgage Finance)	14	335
Mercury General Corp. (Insurance)	24	696
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	38	1,215
MeridianLink, Inc.* (Software)	21	378
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	51	3,507
Meritage Homes Corp.* (Household Durables)	32	2,437
Mersana Therapeutics, Inc.* (Biotechnology)	83	652
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	4	529

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	32	$1,319
Metrocity Bankshares, Inc. (Banks)	17	378
Metropolitan Bank Holding Corp.* (Banks)	9	594
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	94	936
MGE Energy, Inc. (Electric Utilities)	32	2,179
MGP Ingredients, Inc. (Beverages)	12	1,345
MicroStrategy, Inc.* (Software)	8	2,140
Microvast Holdings, Inc.* (Machinery)	153	375
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	151	553
Mid Penn Bancorp, Inc. (Banks)	13	444
Middlesex Water Co. (Water Utilities)	15	1,342
Midland States Bancorp, Inc. (Banks)	19	533
MidWestOne Financial Group, Inc. (Banks)	13	437
Miller Industries, Inc. (Machinery)	10	254
MillerKnoll, Inc. (Commercial Services & Supplies)	69	1,461
MiMedx Group, Inc.* (Biotechnology)	102	302
Minerals Technologies, Inc. (Chemicals)	29	1,595
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	124	1,002
Mirum Pharmaceuticals, Inc.* (Biotechnology)	17	383
Mission Produce, Inc.* (Food Products)	37	616
Mitek System, Inc.* (Software)	39	441
Model N, Inc.* (Software)	33	1,254
Modine Manufacturing Co.* (Auto Components)	46	824
ModivCare, Inc.* (Health Care Providers & Services)	11	1,070
Moelis & Co. (Capital Markets)	58	2,463
Momentive Global, Inc.* (Software)	119	923
Momentus, Inc.* (Aerospace & Defense)	52	76
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	12	953
MoneyGram International, Inc.* (IT Services)	87	921
Moneylion, Inc.* (IT Services)	113	127
Monro, Inc. (Specialty Retail)	28	1,337
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	59	883
Monte Rosa Therapeutics, Inc.* (Biotechnology)	27	248
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	24	1,051
Moog, Inc. - Class A (Aerospace & Defense)	25	2,119
Morphic Holding, Inc.* (Biotechnology)	23	644
Motorcar Parts of America, Inc.* (Auto Components)	18	342
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14	463
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	63	2,488
MRC Global, Inc.* (Trading Companies & Distributors)	77	772
Mueller Industries, Inc. (Machinery)	51	3,195
Mueller Water Products, Inc. - Class A (Machinery)	142	1,661
Mullen Automotive, Inc.*(a) (Software)	301	143
Multiplan Corp.* (Health Care Technology)	342	982
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	134	6,501
Murphy USA, Inc. (Specialty Retail)	19	5,976
MVB Financial Corp. (Banks)	9	223
Myers Industries, Inc. (Containers & Packaging)	33	670
MYR Group, Inc.* (Construction & Engineering)	15	1,313
Myriad Genetics, Inc.* (Biotechnology)	73	1,514
N-able, Inc.* (Software)	63	682
Nabors Industries, Ltd.* (Energy Equipment & Services)	8	1,392
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	4	226
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	43	450
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	43	611
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	26	739
National Bank Holdings Corp. (Banks)	26	1,139
National Beverage Corp. (Beverages)	21	996
National Energy Services Reunited Corp.* (Energy Equipment & Services)	36	272
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	38	2,155
National Healthcare Corp. (Health Care Providers & Services)	11	670
National Presto Industries, Inc. (Aerospace & Defense)	5	352
National Research Corp. (Health Care Providers & Services)	12	489
National Vision Holdings, Inc.* (Specialty Retail)	71	2,630
National Western Life Group, Inc. - Class A (Insurance)	2	396
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	10	115
Nature's Sunshine Products, Inc.* (Personal Products)	14	118
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	43	106
Navient Corp. (Consumer Finance)	102	1,544
NBT Bancorp, Inc. (Banks)	37	1,753
Nektar Therapeutics* (Pharmaceuticals)	165	620
Nelnet, Inc. - Class A (Consumer Finance)	13	1,158
NEOGAMES SA* (Hotels, Restaurants & Leisure)	13	224
Neogen Corp.* (Health Care Equipment & Supplies)	99	1,307
NeoGenomics, Inc.* (Life Sciences Tools & Services)	115	875
NerdWallet, Inc.* - Class A (Interactive Media & Services)	25	294

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Nerdy, Inc.* (Diversified Consumer Services)	51	$124
NETGEAR, Inc.* (Communications Equipment)	26	511
NetScout Systems, Inc.* (Communications Equipment)	62	2,227
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	56	1,054
Nevro Corp.* (Health Care Equipment & Supplies)	31	1,189
New Jersey Resources Corp. (Gas Utilities)	86	3,839
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	344	925
Newmark Group, Inc. (Real Estate Management & Development)	130	1,065
Newpark Resources, Inc.* (Energy Equipment & Services)	79	289
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	8	141
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	20	912
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	31	217
NextGen Healthcare, Inc.* (Health Care Technology)	51	1,022
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	161	1,623
NextNav, Inc.* (Software)	62	213
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	36	192
NI Holdings, Inc.* (Insurance)	8	109
Nicolet Bankshares, Inc.* (Banks)	11	839
Nikola Corp.*(a) (Machinery)	272	1,031
Nkarta, Inc.* (Biotechnology)	31	391
NL Industries, Inc. (Commercial Services & Supplies)	9	79
nLight, Inc.* (Electronic Equipment, Instruments & Components)	41	442
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	76	1,667
Noble Corp. PLC* (Energy Equipment & Services)	67	2,415
Noodles & Co.* (Hotels, Restaurants & Leisure)	38	221
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	180	556
Northeast Bank (Banks)	6	253
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	60	2,048
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	40	642
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	111	1,672
Northwest Natural Holding Co. (Gas Utilities)	31	1,491
Northwest Pipe Co.* (Construction & Engineering)	9	306
NorthWestern Corp. (Multi-Utilities)	51	2,694
Novagold Resources, Inc.* (Metals & Mining)	217	1,005
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	32	4,524
NOW, Inc.* (Trading Companies & Distributors)	101	1,286
Nu Skin Enterprises, Inc. - Class A (Personal Products)	45	1,719
Nurix Therapeutics, Inc.* (Biotechnology)	43	547
NuScale Power Corp.* (Electrical Equipment)	30	338
Nutex Health, Inc.* (Health Care Technology)	35	28
Nuvalent, Inc.* - Class A (Biotechnology)	16	571
NuVasive, Inc.* (Health Care Equipment & Supplies)	47	2,074
Nuvation Bio, Inc.* (Pharmaceuticals)	105	231
NV5 Global, Inc.* (Construction & Engineering)	12	1,739
Oceaneering International, Inc.* (Energy Equipment & Services)	92	1,287
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	52	1,174
Ocugen, Inc.* (Biotechnology)	194	334
Ocular Therapeutix, Inc.* (Pharmaceuticals)	71	256
Offerpad Solutions, Inc.*(a) (Real Estate Management & Development)	64	62
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	45	689
OFG Bancorp (Banks)	42	1,171
O-I Glass, Inc.* (Containers & Packaging)	141	2,300
Oil States International, Inc.* (Energy Equipment & Services)	59	382
Old National Bancorp (Banks)	265	5,183
Old Second Bancorp, Inc. (Banks)	40	640
Olo, Inc.* - Class A (Software)	83	731
Olympic Steel, Inc. (Metals & Mining)	9	245
Omega Flex, Inc. (Machinery)	3	283
Omnicell, Inc.* (Health Care Technology)	39	3,015
ON24, Inc.* (Software)	39	317
Ondas Holdings, Inc.* (Communications Equipment)	33	132
ONE Gas, Inc. (Gas Utilities)	49	3,797
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	14	316
OneSpan, Inc.* (Software)	37	407
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	63	571
Onewater Marine, Inc.* (Specialty Retail)	10	330
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	45	3,008
Ooma, Inc.* (Diversified Telecommunication Services)	21	341
Open Lending Corp.* - Class A (Capital Markets)	97	695
OPKO Health, Inc.* (Biotechnology)	365	694
Oportun Financial Corp.* (Consumer Finance)	27	149

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	7	$241
OppFi, Inc.* (Consumer Finance)	13	30
OptimizeRx Corp.* (Health Care Technology)	17	262
Option Care Health, Inc.* (Health Care Providers & Services)	142	4,297
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	67	292
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	34	342
Organogenesis Holdings, Inc.* (Biotechnology)	66	216
Origin Bancorp, Inc. (Banks)	20	827
Origin Materials, Inc.* (Chemicals)	96	545
Orion Engineered Carbons SA (Chemicals)	56	894
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	55	515
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	40	3,618
Orrstown Financial Services, Inc. (Banks)	9	238
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	18	289
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	13	552
Oscar Health, Inc.* - Class A (Insurance)	107	399
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	14	1,151
Otter Tail Corp. (Electric Utilities)	36	2,427
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	130	163
Outbrain, Inc.* (Interactive Media & Services)	35	150
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	133	2,401
Outlook Therapeutics, Inc.* (Biotechnology)	107	124
Outset Medical, Inc.* (Health Care Equipment & Supplies)	45	699
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	39	906
Owens & Minor, Inc. (Health Care Providers & Services)	67	1,139
Owlet, Inc.* (Health Care Equipment & Supplies)	16	15
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	13	1,322
P3 Health Partners, Inc.* (Health Care Providers & Services)	24	119
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	205	1,730
Pacific Premier Bancorp, Inc. (Banks)	84	3,058
Pacira BioSciences, Inc.* (Pharmaceuticals)	40	2,070
Pactiv Evergreen, Inc. (Containers & Packaging)	40	436
PagerDuty, Inc.* (Software)	77	1,920
Palomar Holdings, Inc.* (Insurance)	22	1,957
PAM Transportation Services, Inc.* (Road & Rail)	6	167
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	29	2,106
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	44	1,007
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	24	691
Paragon 28, Inc.* (Health Care Equipment & Supplies)	42	839
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	174	1,126
Pardes Biosciences, Inc.* (Biotechnology)	31	37
Park Aerospace Corp. (Aerospace & Defense)	19	236
Park National Corp. (Banks)	13	1,918
Parke Bancorp, Inc. (Banks)	9	194
Parsons Corp.* (Aerospace & Defense)	30	1,406
Party City Holdco, Inc.* (Specialty Retail)	99	167
Pathward Financial, Inc. (Thrifts & Mortgage Finance)	25	1,051
Patrick Industries, Inc. (Auto Components)	19	868
Patterson Cos., Inc. (Health Care Providers & Services)	78	2,026
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	194	3,424
Paya Holdings, Inc.* (IT Services)	81	651
Payoneer Global, Inc.* (IT Services)	98	760
Paysafe, Ltd.* (IT Services)	307	448
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	87	3,850
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	10	531
PCB Bancorp (Banks)	10	185
PCSB Financial Corp. (Thrifts & Mortgage Finance)	12	234
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	27	637
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	106	2,533
Peapack Gladstone Financial Corp. (Banks)	15	594
Pear Therapeutics, Inc.* (Health Care Technology)	64	176
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	118	1,893
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	76	1,474
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	25	1,333
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	84	1,165
Peoples Bancorp, Inc. (Banks)	25	757
Peoples Financial Services Corp. (Banks)	6	330
PepGen, Inc.* (Biotechnology)	10	123
Perdoceo Education Corp.* (Diversified Consumer Services)	62	709
Perella Weinberg Partners (Capital Markets)	38	299
Perficient, Inc.* (IT Services)	30	2,009
Perimeter Solutions SA* (Chemicals)	111	887

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Permian Resources Corp.* (Oil, Gas & Consumable Fuels)	187	$1,827
Petiq, Inc.* (Health Care Providers & Services)	26	214
PetMed Express, Inc. (Internet & Direct Marketing Retail)	18	384
PFSweb, Inc.* (IT Services)	17	163
PGT Innovations, Inc.* (Building Products)	52	1,108
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	22	233
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	19	279
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	106	3,195
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	55	892
Phreesia, Inc.* (Health Care Technology)	45	1,229
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	204	3,072
Piedmont Lithium, Inc.* (Metals & Mining)	15	933
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	112	1,170
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	12	124
Piper Sandler Cos. (Capital Markets)	15	1,920
Pitney Bowes, Inc. (Commercial Services & Supplies)	158	491
PJT Partners, Inc. - Class A (Capital Markets)	21	1,562
Planet Labs PBC* (Professional Services)	142	746
Playstudios, Inc.* (Entertainment)	73	329
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	29	105
Plexus Corp.* (Electronic Equipment, Instruments & Components)	24	2,362
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	34	627
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	35	431
PNM Resources, Inc. (Electric Utilities)	77	3,578
Point Biopharma Global, Inc.* (Biotechnology)	69	644
PolyMet Mining Corp.* (Metals & Mining)	27	81
Porch Group, Inc.* (Internet & Direct Marketing Retail)	75	102
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	22	472
Portland General Electric Co. (Electric Utilities)	80	3,595
Poshmark, Inc.* - Class A (Internet & Direct Marketing Retail)	42	750
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	17	267
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	72	3,203
Powell Industries, Inc. (Electrical Equipment)	8	197
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	51	3,403
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	41	820
PRA Group, Inc.* (Consumer Finance)	34	1,139
Praxis Precision Medicines, Inc.* (Biotechnology)	35	69
Precigen, Inc.* (Biotechnology)	92	149
Preferred Bank (Banks)	12	922
Preformed Line Products Co. (Electrical Equipment)	2	159
Premier Financial Corp. (Thrifts & Mortgage Finance)	31	894
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	45	2,452
PriceSmart, Inc. (Food & Staples Retailing)	22	1,407
Primis Financial Corp. (Banks)	22	284
Primo Water Corp. (Beverages)	143	2,086
Primoris Services Corp. (Construction & Engineering)	48	969
Priority Technology Holdings, Inc.* (IT Services)	18	92
Privia Health Group, Inc.* (Health Care Providers & Services)	40	1,339
ProAssurance Corp. (Insurance)	49	1,088
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	23	1,045
Professional Holding Corp.* - Class A (Banks)	11	298
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	12	263
PROG Holdings, Inc.* (Consumer Finance)	46	760
Progress Software Corp. (Software)	39	1,990
Progyny, Inc.* (Health Care Providers & Services)	67	2,979
Prometheus Biosciences, Inc.* (Biotechnology)	27	1,418
ProPetro Holding Corp.* (Energy Equipment & Services)	81	959
PROS Holdings, Inc.* (Software)	37	923
Protagonist Therapeutics, Inc.* (Biotechnology)	43	348
Proterra, Inc.* (Machinery)	201	1,254
Prothena Corp. PLC* (Biotechnology)	31	1,905
Proto Labs, Inc.* (Machinery)	24	917
Provention Bio, Inc.* (Pharmaceuticals)	55	382
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	15	185
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	67	1,502
PTC Therapeutics, Inc.* (Biotechnology)	63	2,383
PubMatic, Inc.* - Class A (Media)	39	679
Pulmonx Corp.* (Health Care Equipment & Supplies)	32	428
Pure Cycle Corp.* (Water Utilities)	19	164
PureCycle Technologies, Inc.* (Chemicals)	97	802
Purple Innovation, Inc.* (Household Durables)	52	183
Q2 Holdings, Inc.* (Software)	51	1,583
QCR Holdings, Inc. (Banks)	14	710

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Quad/Graphics, Inc.* (Commercial Services & Supplies)	31	$86
Quaker Chemical Corp. (Chemicals)	12	1,952
Qualys, Inc.* (Software)	34	4,848
Quanex Building Products Corp. (Building Products)	30	665
Quanterix Corp.* (Life Sciences Tools & Services)	32	354
Quantum-Si, Inc.* (Life Sciences Tools & Services)	84	255
QuinStreet, Inc.* (Interactive Media & Services)	48	548
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	83	204
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	318	744
R1 RCM, Inc.* (Health Care Providers & Services)	136	2,402
Rackspace Technology, Inc.* (IT Services)	54	278
Radian Group, Inc. (Thrifts & Mortgage Finance)	147	3,068
Radiant Logistics, Inc.* (Air Freight & Logistics)	36	219
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	71	664
RadNet, Inc.* (Health Care Providers & Services)	45	860
Rallybio Corp.* (Biotechnology)	16	153
Ramaco Resources, Inc. (Metals & Mining)	22	248
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	99	2,986
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	18	736
Ranpak Holdings Corp.* (Containers & Packaging)	40	152
Rapid7, Inc.* (Software)	53	2,399
RAPT Therapeutics, Inc.* (Biotechnology)	24	524
Rayonier Advanced Materials, Inc.* (Chemicals)	58	264
RBB Bancorp (Banks)	13	293
RBC Bearings, Inc.* (Machinery)	25	6,337
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	675
RE/MAX Holdings, Inc. (Real Estate Management & Development)	17	331
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	70	848
Realogy Holdings Corp.* (Real Estate Management & Development)	102	758
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	25	805
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	124	1,308
Red River Bancshares, Inc. (Banks)	4	228
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	46	1,916
Red Violet, Inc.* (Professional Services)	10	174
Redfin Corp.* (Real Estate Management & Development)	97	467
Redwire Corp.* (Aerospace & Defense)	18	49
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	106	756
REGENXBIO, Inc.* (Biotechnology)	37	876
Regional Management Corp. (Consumer Finance)	7	238
Relay Therapeutics, Inc.* (Biotechnology)	70	1,555
Relmada Therapeutics, Inc.* (Pharmaceuticals)	26	166
Remitly Global, Inc.* (IT Services)	90	1,046
Renasant Corp. (Banks)	50	2,019
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	42	82
Rent-A-Center, Inc. (Specialty Retail)	48	1,001
Repay Holdings Corp.* (IT Services)	81	493
Replimune Group, Inc.* (Biotechnology)	37	679
Republic Bancorp, Inc. - Class A (Banks)	8	371
Republic First Bancorp, Inc.* (Banks)	46	130
Reservoir Media, Inc.* (Entertainment)	20	116
Resideo Technologies, Inc.* (Building Products)	131	3,094
Resolute Forest Products, Inc.* (Paper & Forest Products)	42	874
Resources Connection, Inc. (Professional Services)	29	530
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	110	1,593
REV Group, Inc. (Machinery)	32	440
Revance Therapeutics, Inc.* (Pharmaceuticals)	65	1,450
REVOLUTION Medicines, Inc.* (Biotechnology)	68	1,378
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	37	888
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	14	420
Ribbon Communications, Inc.* (Communications Equipment)	67	178
Rigel Pharmaceuticals, Inc.* (Biotechnology)	157	114
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	31	65
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	9	262
Rimini Street, Inc.* (Software)	46	258
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	80	255
Riot Blockchain, Inc.*(a) (Software)	123	847
Rite Aid Corp.* (Food & Staples Retailing)	51	266
RLI Corp. (Insurance)	35	4,552
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	146	1,777
Rocket Lab USA, Inc.* (Aerospace & Defense)	196	998
Rocket Pharmaceuticals, Inc.* (Biotechnology)	40	746
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	92	47

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	6	$118
Rogers Corp.* (Electronic Equipment, Instruments & Components)	17	4,000
Root, Inc.* - Class A (Insurance)	9	77
Rover Group, Inc.* (Diversified Consumer Services)	85	373
RPC, Inc. (Energy Equipment & Services)	70	779
RPT Realty (Equity Real Estate Investment Trusts (REITs))	78	725
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	10	164
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	38	1,896
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	6	322
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	57	237
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	30	623
RxSight, Inc.* (Health Care Equipment & Supplies)	20	249
Ryerson Holding Corp. (Metals & Mining)	17	570
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts (REITs))	49	4,356
S&T Bancorp, Inc. (Banks)	35	1,323
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	210	2,869
Sabre Corp.* (IT Services)	295	1,714
Safe Bulkers, Inc. (Marine)	68	172
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	19	556
Safety Insurance Group, Inc. (Insurance)	13	1,130
Sage Therapeutics, Inc.* (Biotechnology)	47	1,770
Saia, Inc.* (Road & Rail)	24	4,773
Sally Beauty Holdings, Inc.* (Specialty Retail)	98	1,246
Sana Biotechnology, Inc.* (Biotechnology)	82	476
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	29	548
Sandy Spring Bancorp, Inc. (Banks)	39	1,382
Sangamo Therapeutics, Inc.* (Biotechnology)	116	509
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	52	2,915
Sapiens International Corp. N.V. (Software)	28	551
Sarcos Technology and Robotics Corp.* (Machinery)	99	200
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	10	410
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	22	682
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	23	621
Scholastic Corp. (Media)	26	992
Schrodinger, Inc.* (Health Care Technology)	49	1,175
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	58	84
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	44	2,109
Sculptor Capital Management, Inc. (Capital Markets)	25	265
Seacoast Banking Corp. of Florida (Banks)	55	1,700
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	34	219
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	37	2,152
SecureWorks Corp.* - Class A (Software)	11	90
Seer, Inc.* (Life Sciences Tools & Services)	49	384
Select Energy Services, Inc.* (Energy Equipment & Services)	66	637
Select Medical Holdings Corp. (Health Care Providers & Services)	94	2,414
Selective Insurance Group, Inc. (Insurance)	54	5,296
Selectquote, Inc.* (Insurance)	122	82
Sema4 Holdings Corp.* (Health Care Technology)	144	148
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	57	1,578
Seneca Foods Corp.* - Class A (Food Products)	5	316
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	415	490
Sensient Technologies Corp. (Chemicals)	37	2,644
Seres Therapeutics, Inc.* (Biotechnology)	65	576
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	150	1,217
ServisFirst Bancshares, Inc. (Banks)	45	3,390
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	105	1,071
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	33	1,834
Sharecare, Inc.* (Health Care Technology)	266	511
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	44	997
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	101	2,334
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	32	9,380
Shoe Carnival, Inc. (Specialty Retail)	15	360
Shore Bancshares, Inc. (Banks)	17	339
ShotSpotter, Inc.* (Software)	8	304
Shutterstock, Inc. (Internet & Direct Marketing Retail)	22	1,100
SI-BONE, Inc.* (Health Care Equipment & Supplies)	31	603
Sierra Bancorp (Banks)	12	265
SIGA Technologies, Inc. (Pharmaceuticals)	44	404
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	21	164
Signet Jewelers, Ltd. (Specialty Retail)	41	2,675
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	30	3,449
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	31	1,366
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	10	355

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	10	$190
Silvergate Capital Corp.* - Class A (Banks)	28	1,589
Simmons First National Corp. - Class A (Banks)	111	2,650
Simpson Manufacturing Co., Inc. (Building Products)	38	3,248
Simulations Plus, Inc. (Health Care Technology)	14	581
Sinclair Broadcast Group, Inc. - Class A (Media)	37	659
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	52	138
SiriusPoint, Ltd.* (Insurance)	85	546
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	177	2,191
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	14	1,257
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	10	284
SJW Corp. (Water Utilities)	24	1,696
Skillsoft Corp.* (Professional Services)	75	134
Skillz, Inc.* (Entertainment)	284	293
Skyline Champion Corp.* (Household Durables)	48	2,794
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	12	97
SkyWest, Inc.* (Airlines)	45	796
Sleep Number Corp.* (Specialty Retail)	19	527
SM Energy Co. (Oil, Gas & Consumable Fuels)	109	4,903
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	46	622
SmartFinancial, Inc. (Banks)	14	409
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	110	303
Smith & Wesson Brands, Inc. (Leisure Products)	42	474
Snap One Holdings Corp.* (Household Durables)	18	215
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	30	409
SolarWinds Corp.* (IT Services)	46	429
Solid Power, Inc.* (Auto Components)	119	668
Solo Brands, Inc.* - Class A (Leisure Products)	21	87
SomaLogic, Inc.* (Life Sciences Tools & Services)	137	475
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	172	377
Sonic Automotive, Inc. - Class A (Specialty Retail)	18	842
Sonos, Inc.* (Household Durables)	116	1,870
Sorrento Therapeutics, Inc.* (Biotechnology)	344	540
South Jersey Industries, Inc. (Gas Utilities)	111	3,848
South Plains Financial, Inc. (Banks)	9	281
Southern First Bancshares, Inc.* (Banks)	7	313
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	7	359
Southside Bancshares, Inc. (Banks)	27	924
SouthState Corp. (Banks)	68	6,148
Southwest Gas Holdings, Inc. (Gas Utilities)	60	4,385
Sovos Brands, Inc.* (Food Products)	36	499
SP Plus Corp.* (Commercial Services & Supplies)	21	778
SpartanNash Co. (Food & Staples Retailing)	32	1,143
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	113	163
Spire, Inc. (Gas Utilities)	46	3,211
Spirit Airlines, Inc. (Airlines)	99	2,177
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	41	368
SpringWorks Therapeutics, Inc.* (Biotechnology)	32	768
Sprout Social, Inc.* - Class A (Software)	41	2,474
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	97	2,861
SPS Commerce, Inc.* (Software)	32	4,050
SPX Technologies, Inc.* (Machinery)	39	2,568
Squarespace, Inc.* - Class A (IT Services)	29	644
STAAR Surgical Co.* (Health Care Equipment & Supplies)	44	3,118
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	163	5,148
Stagwell, Inc.* (Media)	72	546
Standard Motor Products, Inc. (Auto Components)	18	683
Standex International Corp. (Machinery)	11	1,090
Starry Group Holdings, Inc.*(a) - Class A (Diversified Telecommunication Services)	22	5
Steelcase, Inc. - Class A (Commercial Services & Supplies)	80	622
Stellar BanCorp, Inc. (Banks)	41	1,346
Stem, Inc.* (Electrical Equipment)	131	1,782
Stepan Co. (Chemicals)	19	1,984
StepStone Group, Inc. - Class A (Capital Markets)	48	1,417
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	17	108
Sterling Check Corp.* (Professional Services)	22	430
Sterling Construction Co., Inc.* (Construction & Engineering)	26	702
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	70	2,091
Stewart Information Services Corp. (Insurance)	24	935
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	75	300
Stock Yards Bancorp, Inc. (Banks)	25	1,955
Stoke Therapeutics, Inc.* (Biotechnology)	21	312
StoneCo, Ltd.* - Class A (IT Services)	253	2,657
StoneMor, Inc.* (Diversified Consumer Services)	25	87
Stoneridge, Inc.* (Auto Components)	24	501

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
StoneX Group, Inc.* (Capital Markets)	15	$1,400
Strategic Education, Inc. (Diversified Consumer Services)	20	1,380
Stratus Properties, Inc. (Real Estate Management & Development)	5	148
Stride, Inc.* (Diversified Consumer Services)	36	1,206
Sturm Ruger & Co., Inc. (Leisure Products)	15	842
Summit Financial Group, Inc. (Banks)	10	291
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	96	829
Summit Materials, Inc.* - Class A (Construction Materials)	107	2,820
Sumo Logic, Inc.* (Software)	104	802
Sun Country Airlines Holdings, Inc.* (Airlines)	30	488
SunCoke Energy, Inc. (Metals & Mining)	77	559
Sunlight Financial Holdings, Inc.* (Consumer Finance)	23	28
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	90	1,669
SunOpta, Inc.* (Food Products)	90	1,011
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	75	1,387
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	193	2,152
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	40	2,783
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	12	119
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	44	1,508
Surgery Partners, Inc.* (Health Care Providers & Services)	36	979
Surmodics, Inc.* (Health Care Equipment & Supplies)	12	410
Sutro BioPharma, Inc.* (Biotechnology)	46	337
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	80	1,488
SWK Holdings Corp.* (Diversified Financial Services)	3	56
Sylvamo Corp. (Paper & Forest Products)	31	1,494
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	35	3,101
Syndax Pharmaceuticals, Inc.* (Biotechnology)	48	1,102
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	19	141
Talaris Therapeutics, Inc.* (Biotechnology)	21	32
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	60	1,277
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	92	1,657
Tango Therapeutics, Inc.* (Biotechnology)	43	346
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	28	341
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	17	313
Tattooed Chef, Inc.* (Food Products)	46	219
Taylor Morrison Home Corp.* (Household Durables)	99	2,608
TechTarget, Inc.* (Media)	24	1,549
Teekay Corp.* (Oil, Gas & Consumable Fuels)	65	254
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	20	630
TEGNA, Inc. (Media)	202	4,217
Tejon Ranch Co.* (Real Estate Management & Development)	19	322
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	91	1,547
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	460	1,242
Telos Corp.* (Software)	52	551
Tenable Holdings, Inc.* (Software)	99	4,023
Tenaya Therapeutics, Inc.* (Biotechnology)	26	70
Tennant Co. (Machinery)	16	932
Tenneco, Inc.* (Auto Components)	75	1,478
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	4	7
Terawulf, Inc.* (Software)	20	23
Terex Corp. (Machinery)	60	2,432
Terran Orbital Corp.* (Aerospace & Defense)	22	58
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	67	3,828
TETRA Technologies, Inc.* (Energy Equipment & Services)	113	558
Texas Capital Bancshares, Inc.* (Banks)	45	2,700
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	60	5,938
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	41	1,227
TG Therapeutics, Inc.* (Biotechnology)	121	704
The Andersons, Inc. (Food & Staples Retailing)	28	988
The Arena Group Holdings, Inc.* (Interactive Media & Services)	11	155
The Bancorp, Inc.* (Banks)	50	1,379
The Bank of NT Butterfield & Son, Ltd. (Banks)	45	1,554
The Beachbody Co., Inc.* (Diversified Consumer Services)	95	96
The Beauty Health Co.* (Personal Products)	91	1,040
The Brink's Co. (Commercial Services & Supplies)	41	2,445
The Buckle, Inc. (Specialty Retail)	27	1,062
The Cato Corp. - Class A (Specialty Retail)	18	214
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	45	1,611
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	30	1,099
The Children's Place, Inc.* (Specialty Retail)	11	445
The Container Store Group, Inc.* (Specialty Retail)	31	168
The Duckhorn Portfolio, Inc.* (Beverages)	35	512
The E.W. Scripps Co.* - Class A (Media)	54	766

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	49	$4,399
The First Bancorp, Inc. (Banks)	9	275
The First Bancshares, Inc. (Banks)	17	557
The First of Long Island Corp. (Banks)	21	369
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	108	914
The Goodyear Tire & Rubber Co.* (Auto Components)	256	3,251
The Gorman-Rupp Co. (Machinery)	20	543
The Greenbrier Cos., Inc. (Machinery)	28	989
The Hackett Group, Inc. (IT Services)	25	546
The Hain Celestial Group, Inc.* (Food Products)	69	1,291
The Honest Co., Inc.* (Personal Products)	61	202
The Joint Corp.* (Health Care Providers & Services)	13	215
The Lovesac Co.* (Household Durables)	12	292
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	196	2,181
The Manitowoc Co., Inc.* (Machinery)	33	301
The Marcus Corp. (Entertainment)	22	331
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	122	834
The ODP Corp.* (Specialty Retail)	38	1,504
The Oncology Institute, Inc.* (Health Care Providers & Services)	33	150
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	22	165
The Pennant Group, Inc.* (Health Care Providers & Services)	25	308
The RealReal, Inc.* (Internet & Direct Marketing Retail)	79	134
The RMR Group, Inc. - Class A (Real Estate Management & Development)	14	383
The Shyft Group, Inc. (Machinery)	32	735
The Simply Good Foods Co.* (Food Products)	81	3,101
The St Joe Co. (Real Estate Management & Development)	31	1,101
The Vita Coco Co., Inc.* (Beverages)	27	277
The York Water Co. (Water Utilities)	13	566
Theravance Biopharma, Inc.* (Pharmaceuticals)	60	598
Thermon Group Holdings, Inc.* (Electrical Equipment)	30	533
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	17	91
Third Coast Bancshares, Inc.* (Banks)	12	233
Thorne HealthTech, Inc.* (Personal Products)	14	68
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	55	68
Thryv Holdings, Inc.* (Media)	24	491
Tidewater, Inc.* (Energy Equipment & Services)	38	1,288
Tile Shop Holdings, Inc. (Specialty Retail)	33	130
Tilly's, Inc. - Class A (Specialty Retail)	22	195
TimkenSteel Corp.* (Metals & Mining)	42	732
Tiptree, Inc. (Insurance)	24	292
Titan International, Inc.* (Machinery)	47	703
Titan Machinery, Inc.* (Trading Companies & Distributors)	18	619
Tompkins Financial Corp. (Banks)	12	994
Tootsie Roll Industries, Inc. (Food Products)	14	565
Topgolf Callaway Brands Corp.* (Leisure Products)	127	2,377
Torrid Holdings, Inc.* (Specialty Retail)	15	74
TowneBank (Banks)	61	2,009
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	64	542
TPI Composites, Inc.* (Electrical Equipment)	34	339
Traeger, Inc.* (Household Durables)	29	120
Transcat, Inc.* (Trading Companies & Distributors)	6	497
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	41
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	27	1,302
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	22	152
TravelCenters of America, Inc.* (Specialty Retail)	11	699
Travere Therapeutics, Inc.* (Biotechnology)	55	1,192
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	31	759
Trean Insurance Group, Inc.* (Insurance)	21	77
Tredegar Corp. (Chemicals)	26	283
TreeHouse Foods, Inc.* (Food Products)	46	2,311
Tri Pointe Homes, Inc.* (Household Durables)	91	1,524
Tricida, Inc.* (Pharmaceuticals)	32	11
TriCo Bancshares (Banks)	28	1,621
TriMas Corp. (Containers & Packaging)	38	868
TriNet Group, Inc.* (Professional Services)	33	2,144
Trinity Industries, Inc. (Machinery)	75	2,140
Trinseo PLC (Chemicals)	32	602
Triton International, Ltd. (Trading Companies & Distributors)	56	3,398
Triumph Bancorp, Inc.* (Banks)	21	1,082
Triumph Group, Inc.* (Aerospace & Defense)	61	552
Tronox Holdings PLC - Class A (Chemicals)	107	1,284
TrueBlue, Inc.* (Professional Services)	30	590
TrueCar, Inc.* (Interactive Media & Services)	83	149
Trupanion, Inc.*(a) (Insurance)	35	1,766
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	17	634
Trustmark Corp. (Banks)	55	2,011
TTEC Holdings, Inc. (IT Services)	17	756
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	93	1,424
Tucows, Inc.* (IT Services)	9	405

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Tupperware Brands Corp.* (Household Durables)	41	$317
Turning Point Brands, Inc. (Tobacco)	13	306
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	16	125
TuSimple Holdings, Inc.* - Class A (Road & Rail)	127	436
Tutor Perini Corp.* (Construction & Engineering)	39	289
Twist Bioscience Corp.* (Biotechnology)	51	1,674
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	313	1,114
Tyra Biosciences, Inc.* (Biotechnology)	14	97
U.S. Cellular Corp.* (Wireless Telecommunication Services)	13	405
U.S. Lime & Minerals, Inc. (Construction Materials)	2	252
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	11	977
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	68	979
Udemy, Inc.* (Diversified Consumer Services)	66	960
UFP Industries, Inc. (Building Products)	54	3,847
UFP Technologies, Inc.* (Containers & Packaging)	6	563
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	41	1,276
UMB Financial Corp. (Banks)	39	3,246
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	46	807
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	14	128
UniFirst Corp. (Commercial Services & Supplies)	13	2,392
Unisys Corp.* (IT Services)	63	536
United Bankshares, Inc. (Banks)	118	4,997
United Community Banks, Inc. (Banks)	96	3,696
United Fire Group, Inc. (Insurance)	19	515
United Natural Foods, Inc.* (Food & Staples Retailing)	53	2,248
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	215	1,668
Unitil Corp. (Multi-Utilities)	14	738
Unity Bancorp, Inc. (Banks)	6	172
Universal Corp. (Tobacco)	21	1,063
Universal Electronics, Inc.* (Household Durables)	12	245
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	11	535
Universal Insurance Holdings, Inc. (Insurance)	25	251
Universal Logistics Holdings, Inc. (Road & Rail)	6	192
Universal Technical Institute, Inc.* (Diversified Consumer Services)	31	214
Univest Financial Corp. (Banks)	26	732
Upland Software, Inc.* (Software)	28	225
Upwork, Inc.* (Professional Services)	109	1,466
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	291	1,225
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	104	1,468
Urban One, Inc.* (Media)	9	54
Urban One, Inc.* (Media)	11	55
Urban Outfitters, Inc.* (Specialty Retail)	58	1,384
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	190	245
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	27	506
USANA Health Sciences, Inc.* (Personal Products)	10	525
USCB Financial Holdings, Inc.* (Banks)	11	148
UserTesting, Inc.* (Software)	43	318
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	269
Utz Brands, Inc. (Food Products)	60	973
V2X, Inc.* (Aerospace & Defense)	11	451
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	55	283
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	101	369
Valaris, Ltd.* (Energy Equipment & Services)	55	3,681
Valhi, Inc. (Chemicals)	2	55
Valley National Bancorp (Banks)	390	4,629
Value Line, Inc. (Capital Markets)	1	54
Vanda Pharmaceuticals, Inc.* (Biotechnology)	51	534
Varex Imaging Corp.* (Health Care Equipment & Supplies)	35	774
Varonis Systems, Inc.* (Software)	99	2,650
Vaxart, Inc.* (Biotechnology)	112	187
Vaxcyte, Inc.* (Pharmaceuticals)	61	2,661
VBI Vaccines, Inc.* (Biotechnology)	174	125
Vector Group, Ltd. (Tobacco)	130	1,381
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	46	839
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	53	209
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	10	97
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	174	172
Ventyx Biosciences, Inc.* (Pharmaceuticals)	20	647
Vera Therapeutics, Inc.* (Biotechnology)	13	242
Veracyte, Inc.* (Biotechnology)	66	1,327
Vericel Corp.* (Biotechnology)	43	1,156
Verint Systems, Inc.* (Software)	57	2,020
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	78	1,235
Veritex Holdings, Inc. (Banks)	48	1,516
Veritiv Corp.* (Trading Companies & Distributors)	12	1,395
Veritone, Inc.* (Software)	30	222
Verra Mobility Corp.* - Class C (IT Services)	130	2,219

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	52	$444
Veru, Inc.* (Personal Products)	60	734
Verve Therapeutics, Inc.* (Biotechnology)	40	1,508
Via Renewables, Inc. (Multi-Utilities)	13	91
Viad Corp.* (Commercial Services & Supplies)	18	671
Viant Technology, Inc.* - Class A (Software)	15	68
Viavi Solutions, Inc.* (Communications Equipment)	206	3,110
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	51	197
Vicor Corp.* (Electrical Equipment)	20	955
Victory Capital Holdings, Inc. - Class A (Capital Markets)	15	434
View, Inc.*(a) (Building Products)	101	136
ViewRay, Inc.* (Health Care Equipment & Supplies)	135	579
Village Super Market, Inc. - Class A (Food & Staples Retailing)	8	178
Vimeo, Inc.* (Interactive Media & Services)	130	494
Vinco Ventures, Inc.* (Leisure Products)	206	188
Vintage Wine Estates, Inc.* (Beverages)	29	80
Vir Biotechnology, Inc.* (Biotechnology)	66	1,451
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	207	956
Viridian Therapeutics, Inc.* (Biotechnology)	25	498
Virtus Investment Partners, Inc. (Capital Markets)	6	1,029
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	120	2,509
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	11	371
Vista Outdoor, Inc.* (Leisure Products)	51	1,481
VistaGen Therapeutics, Inc.* (Biotechnology)	181	24
Visteon Corp.* (Auto Components)	25	3,262
Vital Farms, Inc.* (Food Products)	28	371
Vivid Seats, Inc.* - Class A (Internet & Direct Marketing Retail)	25	205
Vivint Smart Home, Inc.* (Diversified Consumer Services)	87	666
Vizio Holding Corp.* - Class A (Semiconductors & Semiconductor Equipment)	62	694
Volta, Inc.* (Specialty Retail)	110	122
VSE Corp. (Commercial Services & Supplies)	9	417
Vuzix Corp.* (Household Durables)	56	280
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	87	660
Wabash National Corp. (Machinery)	44	953
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	27	2,429
Warby Parker, Inc.* - Class A (Specialty Retail)	76	1,220
Warrior Met Coal, Inc. (Metals & Mining)	47	1,746
Washington Federal, Inc. (Thrifts & Mortgage Finance)	58	2,245
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	80	1,527
Washington Trust Bancorp, Inc. (Banks)	15	728
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	18	306
Watts Water Technologies, Inc. - Class A (Machinery)	24	3,513
WD-40 Co. (Household Products)	12	1,923
Weatherford International PLC* (Energy Equipment & Services)	64	2,668
Weave Communications, Inc.* (Software)	30	165
Weber, Inc. - Class A (Household Durables)	26	173
Weis Markets, Inc. (Food & Staples Retailing)	15	1,405
Wejo Group, Ltd.* (Interactive Media & Services)	21	23
Werner Enterprises, Inc. (Road & Rail)	57	2,234
WesBanco, Inc. (Banks)	53	2,143
WESCO International, Inc.* (Trading Companies & Distributors)	1	138
West Bancorp, Inc. (Banks)	14	315
Westamerica Bancorp (Banks)	23	1,443
Weyco Group, Inc. (Distributors)	5	129
Wheels Up Experience, Inc.* (Airlines)	145	257
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	43	405
Whole Earth Brands, Inc.* (Food Products)	37	128
WideOpenWest, Inc.* (Media)	50	686
Willdan Group, Inc.* (Professional Services)	11	152
Wingstop, Inc. (Hotels, Restaurants & Leisure)	27	4,277
Winmark Corp. (Specialty Retail)	2	503
Winnebago Industries, Inc. (Automobiles)	28	1,672
WisdomTree Investments, Inc. (Capital Markets)	124	673
WM Technology, Inc.* (Software)	69	141
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	71	1,216
Workhorse Group, Inc.* (Automobiles)	139	375
Workiva, Inc.* (Software)	43	3,346
World Acceptance Corp.* (Consumer Finance)	3	244
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	55	1,402
Worthington Industries, Inc. (Metals & Mining)	28	1,332
WSFS Financial Corp. (Thrifts & Mortgage Finance)	57	2,654
WW International, Inc.* (Diversified Consumer Services)	51	231
Xencor, Inc.* (Biotechnology)	52	1,456
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	104	1,776
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	119	190

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	104	$1,522
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	30	1,801
Xos, Inc.*(a) (Machinery)	52	59
XPEL, Inc.* (Auto Components)	19	1,315
Xperi, Inc.* (Software)	39	542
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	16	310
Yelp, Inc.* (Interactive Media & Services)	62	2,380
Yext, Inc.* (Software)	104	553
Y-mAbs Therapeutics, Inc.* (Biotechnology)	35	126
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	43	1,079
Zeta Global Holdings Corp.* - Class A (Software)	100	834
Ziff Davis, Inc.* (Interactive Media & Services)	41	3,172
Zimvie, Inc.* (Health Care Equipment & Supplies)	20	175
ZipRecruiter, Inc.* (Interactive Media & Services)	73	1,224
Zumiez, Inc.* (Specialty Retail)	14	314
Zuora, Inc.* - Class A (Software)	111	854
Zurn Elkay Water Solutions Corp. (Building Products)	112	2,631
Zynex, Inc. (Health Care Equipment & Supplies)	22	251
TOTAL COMMON STOCKS
(Cost $1,333,032)		2,159,516

Right (NM)

	No. of Rights	Value
Zogenix, Inc., CVR; *+(b) (Pharmaceuticals)	40	$27
TOTAL RIGHT
(Cost $–)		27

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(c)(d) (38.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,466,120	$1,466,000	$1,466,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,466,000)		1,466,000

Collateral for Securities Loaned(e) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(f)	10,525	$10,525
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,525)		10,525
TOTAL INVESTMENT SECURITIES
(Cost $2,809,557) - 95.4%		3,636,068
Net other assets (liabilities) - 4.6%		174,462
NET ASSETS - 100.0%		$3,810,530

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2022, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $10,072.
(b)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $155,000.
(e)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(f)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

CVR	Contingent Value Right

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/28/22	3.48%	$1,132,125	$19,954
Russell 2000 Index	UBS AG	11/28/22	3.08%	517,121	11,222
				$1,649,246	$31,176

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Small-Cap ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$18,731	0.5%
Air Freight & Logistics	9,164	0.2%
Airlines	7,249	0.2%
Auto Components	30,289	0.8%
Automobiles	3,921	0.1%
Banks	213,859	5.6%
Beverages	11,798	0.3%
Biotechnology	152,198	4.0%
Building Products	26,911	0.7%
Capital Markets	32,641	0.9%
Chemicals	42,823	1.1%
Commercial Services & Supplies	30,138	0.8%
Communications Equipment	23,226	0.6%
Construction & Engineering	33,667	0.9%
Construction Materials	3,072	0.1%
Consumer Discretionary Products	482	NM
Consumer Finance	13,343	0.4%
Containers & Packaging	6,876	0.2%
Distributors	728	NM
Diversified Consumer Services	21,394	0.6%
Diversified Financial Services	6,590	0.2%
Diversified Telecommunication Services	13,128	0.3%
Electric Utilities	14,705	0.4%
Electrical Equipment	27,344	0.7%
Electronic Equipment, Instruments & Components	47,732	1.3%
Energy Equipment & Services	45,246	1.2%
Entertainment	6,373	0.2%
Equity Real Estate Investment Trusts (REITs)	126,886	3.3%
Food & Staples Retailing	13,085	0.3%
Food Products	26,299	0.7%
Gas Utilities	26,274	0.7%
Health Care Equipment & Supplies	76,963	2.0%
Health Care Providers & Services	59,841	1.6%
Health Care Technology	20,800	0.5%
Hotels, Restaurants & Leisure	54,872	1.4%
Household Durables	31,261	0.8%
Household Products	5,436	0.1%
Independent Power and Renewable Electricity Producers	10,131	0.3%
Industrial Conglomerates	615	NM
Insurance	46,100	1.2%
Interactive Media & Services	14,535	0.4%
Internet & Direct Marketing Retail	10,005	0.3%
IT Services	47,321	1.2%
Leisure Products	12,529	0.3%
Life Sciences Tools & Services	17,090	0.5%
Machinery	84,553	2.2%
Marine	5,356	0.1%
Media	19,997	0.5%
Metals & Mining	32,537	0.9%
Mortgage Real Estate Investment Trusts (REITs)	27,033	0.7%
Multiline Retail	1,806	NM
Multi-Utilities	10,047	0.3%
Oil, Gas & Consumable Fuels	106,742	2.8%
Paper & Forest Products	4,311	0.1%
Personal Products	15,414	0.4%
Pharmaceuticals	37,010	1.0%
Professional Services	35,278	0.9%
Real Estate Management & Development	13,616	0.4%
Road & Rail	11,820	0.3%
Semiconductors & Semiconductor Equipment	52,903	1.4%
Software	100,673	2.6%
Specialty Retail	47,220	1.2%
Technology Hardware, Storage & Peripherals	8,639	0.2%
Textiles, Apparel & Luxury Goods	12,504	0.3%
Thrifts & Mortgage Finance	38,865	1.0%
Tobacco	2,944	0.1%
Trading Companies & Distributors	32,564	0.9%
Water Utilities	10,339	0.3%
Wireless Telecommunication Services	3,701	0.1%
Other **	1,650,987	43.4%
Total	$3,810,530	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (99.9%)

	Shares	Value
AAON, Inc. (Building Products)	376	$24,248
AAR Corp.* (Aerospace & Defense)	913	40,464
Aaron's Co., Inc. (The) (Specialty Retail)	835	8,701
Abercrombie & Fitch Co.* (Specialty Retail)	723	12,710
ABM Industries, Inc. (Commercial Services & Supplies)	1,806	80,385
Academy Sports & Outdoors, Inc. (Leisure Products)	946	41,652
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,443	20,159
AdaptHealth Corp.* (Health Care Providers & Services)	2,078	47,378
Addus HomeCare Corp.* (Health Care Providers & Services)	249	25,503
Adeia, Inc. (Software)	1,352	15,115
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,221	50,916
AdvanSix, Inc. (Chemicals)	346	12,587
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	983	47,626
AeroVironment, Inc.* (Aerospace & Defense)	314	28,731
Agilysys, Inc.* (Software)	197	12,641
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,188	81,615
Alamo Group, Inc. (Machinery)	161	24,485
Albany International Corp. - Class A (Machinery)	416	38,114
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	1,969	38,356
Allegiant Travel Co.* (Airlines)	416	31,221
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,829	26,886
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	139	4,552
Ambac Financial Group, Inc.* (Insurance)	1,215	17,071
AMC Networks, Inc.* - Class A (Media)	758	17,063
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	803	22,066
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,102	30,057
American Eagle Outfitters, Inc. (Specialty Retail)	2,475	28,116
American Equity Investment Life Holding Co. (Insurance)	1,920	82,714
American States Water Co. (Water Utilities)	342	30,937
American Vanguard Corp. (Chemicals)	784	18,244
American Woodmark Corp.* (Building Products)	447	20,271
America's Car-Mart, Inc.* (Specialty Retail)	161	11,006
Ameris Bancorp (Banks)	763	39,302
AMERISAFE, Inc. (Insurance)	519	30,315
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	334	10,321
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	134	5,171
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	184	5,229
Apogee Enterprises, Inc. (Building Products)	598	27,436
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	3,504	39,455
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	591	73,508
Archrock, Inc. (Energy Equipment & Services)	3,626	27,231
Arconic Corp.* (Metals & Mining)	2,780	57,713
Arcosa, Inc. (Construction & Engineering)	1,310	84,102
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,042	5,366
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	716	8,370
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	3,104	16,513
Artivion, Inc.* (Health Care Equipment & Supplies)	1,092	12,187
Asbury Automotive Group, Inc.* (Specialty Retail)	332	52,373
Assured Guaranty, Ltd. (Insurance)	971	57,473
Astec Industries, Inc. (Machinery)	619	27,019
ATI, Inc.* (Metals & Mining)	1,936	57,615
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	697	70,495
ATN International, Inc. (Diversified Telecommunication Services)	291	12,548
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,258	27,865
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	192	5,278
Avista Corp. (Multi-Utilities)	1,974	80,993
AZZ, Inc. (Electrical Equipment)	671	26,975
B&G Foods, Inc.(a) (Food Products)	1,940	31,777
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	275	30,932
Banc of California, Inc. (Banks)	831	13,861
BancFirst Corp. (Banks)	218	20,889
BankUnited, Inc. (Banks)	2,113	75,962
Banner Corp. (Banks)	530	39,618
Barnes Group, Inc. (Machinery)	1,367	48,351
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	1,885	8,614
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	951	26,999
Berkshire Hills Bancorp, Inc. (Banks)	1,241	36,299
Big Lots, Inc. (Multiline Retail)	783	14,775
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	633	20,794
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	2,419	58,081
Blucora, Inc.* (Capital Markets)	723	15,928
Boise Cascade Co. (Trading Companies & Distributors)	556	37,124
Brady Corp. - Class A (Commercial Services & Supplies)	685	31,339
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	4,651	30,511

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,188	$39,667
Bristow Group, Inc.* (Energy Equipment & Services)	634	18,982
Brookline Bancorp, Inc. (Banks)	1,163	15,991
Calavo Growers, Inc. (Food Products)	481	16,638
Caleres, Inc. (Specialty Retail)	992	27,111
California Water Service Group (Water Utilities)	603	37,422
Cal-Maine Foods, Inc. (Food Products)	1,027	58,036
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	3,499	28,622
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	639	9,227
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,390	25,965
Carpenter Technology Corp. (Metals & Mining)	1,308	48,919
Cars.com, Inc.* (Interactive Media & Services)	873	12,117
Centerspace (Equity Real Estate Investment Trusts (REITs))	152	10,534
Central Garden & Pet Co.* (Household Products)	261	10,771
Central Garden & Pet Co.* - Class A (Household Products)	1,124	43,994
Central Pacific Financial Corp. (Banks)	284	5,828
Century Aluminum Co.* (Metals & Mining)	760	5,480
Cerence, Inc.* (Software)	514	8,841
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	1,322	17,146
Chesapeake Utilities Corp. (Gas Utilities)	231	28,732
Chico's FAS, Inc.* (Specialty Retail)	3,390	19,933
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	512	15,002
Cinemark Holdings, Inc.* (Entertainment)	1,394	14,791
CIRCOR International, Inc.* (Machinery)	551	11,389
City Holding Co. (Banks)	208	20,977
Clearwater Paper Corp.* (Paper & Forest Products)	451	20,060
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	380	19,954
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	549	18,073
Columbia Banking System, Inc. (Banks)	2,129	71,258
Community Bank System, Inc. (Banks)	784	48,945
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	258	8,927
Compass Minerals International, Inc. (Metals & Mining)	925	36,575
Computer Programs and Systems, Inc.* (Health Care Technology)	399	12,888
Comtech Telecommunications Corp. (Communications Equipment)	745	8,232
CONMED Corp. (Health Care Equipment & Supplies)	299	23,839
Conn's, Inc.* (Specialty Retail)	351	2,882
Consensus Cloud Solutions, Inc.* (Software)	479	26,892
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	887	55,899
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,997	10,324
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,005	28,743
Core Laboratories N.V. (Energy Equipment & Services)	726	14,128
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	3,189	33,389
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	629	8,680
CSG Systems International, Inc. (IT Services)	356	23,023
CTS Corp. (Electronic Equipment, Instruments & Components)	421	16,638
Cutera, Inc.* (Health Care Equipment & Supplies)	181	8,321
CVB Financial Corp. (Banks)	3,559	102,213
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	633	25,225
Deluxe Corp. (Commercial Services & Supplies)	1,164	21,394
Designer Brands, Inc. (Specialty Retail)	1,523	23,195
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	5,709	53,321
Digi International, Inc.* (Communications Equipment)	504	20,326
Dime Community Bancshares, Inc. (Banks)	456	15,746
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	192	13,841
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	6,469	8,798
DMC Global, Inc.* (Energy Equipment & Services)	504	10,907
Dorman Products, Inc.* (Auto Components)	256	20,895
Dril-Quip, Inc.* (Energy Equipment & Services)	931	23,163
DXP Enterprises, Inc.* (Trading Companies & Distributors)	428	12,245
Eagle Bancorp, Inc. (Banks)	356	16,120
Eagle Pharmaceuticals, Inc.* (Biotechnology)	148	4,658
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,459	42,762
Ebix, Inc. (Software)	634	12,547
Edgewell Personal Care Co. (Personal Products)	1,402	54,944
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	531	5,331
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	866	11,587
Embecta Corp. (Health Care Equipment & Supplies)	1,565	48,389
Emergent BioSolutions, Inc.* (Biotechnology)	1,201	25,053

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Employers Holdings, Inc. (Insurance)	740	$32,271
Enanta Pharmaceuticals, Inc.* (Biotechnology)	211	9,518
Encore Capital Group, Inc.* (Consumer Finance)	336	17,109
Enerpac Tool Group Corp. (Machinery)	817	20,760
Enhabit, Inc.* (Health Care Providers & Services)	1,344	16,692
EnPro Industries, Inc. (Machinery)	564	60,066
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	730	35,566
ESCO Technologies, Inc. (Machinery)	699	60,233
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,838	39,554
Ethan Allen Interiors, Inc. (Household Durables)	618	15,815
EVERTEC, Inc. (IT Services)	590	21,128
EZCORP, Inc.* - Class A (Consumer Finance)	1,454	14,046
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	258	7,536
FB Financial Corp. (Banks)	493	20,686
Federal Signal Corp. (Machinery)	637	29,716
First Bancorp (Banks)	483	21,527
First Commonwealth Financial Corp. (Banks)	1,137	16,305
First Financial Bancorp (Banks)	2,569	66,974
First Hawaiian, Inc. (Banks)	3,454	88,353
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	772	15,602
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,126	28,848
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,268	31,956
Franklin Electric Co., Inc. (Machinery)	346	28,351
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	2,485	7,157
Fresh Del Monte Produce, Inc. (Food Products)	831	21,672
Frontdoor, Inc.* (Diversified Consumer Services)	1,300	28,678
FutureFuel Corp. (Chemicals)	703	4,809
Gannett Co., Inc.* (Media)	2,375	3,444
Genesco, Inc.* (Specialty Retail)	184	8,655
Genworth Financial, Inc.* (Insurance)	13,642	63,708
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	622	19,587
Gibraltar Industries, Inc.* (Building Products)	451	23,037
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,173	22,874
Glaukos Corp.* (Health Care Equipment & Supplies)	619	34,707
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	2,809	34,410
GMS, Inc.* (Trading Companies & Distributors)	509	24,025
Gogo, Inc.* (Wireless Telecommunication Services)	909	12,926
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	197	8,317
Granite Construction, Inc. (Construction & Engineering)	1,196	40,341
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,425	11,201
Green Brick Partners, Inc.* (Household Durables)	390	9,021
Green Dot Corp.* - Class A (Consumer Finance)	1,296	24,663
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,573	45,444
Griffon Corp. (Building Products)	1,285	41,300
Group 1 Automotive, Inc. (Specialty Retail)	428	74,044
Guess?, Inc. (Specialty Retail)	909	15,435
H.B. Fuller Co. (Chemicals)	776	54,095
Hanmi Financial Corp. (Banks)	364	9,748
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	355	18,460
Harsco Corp.* (Machinery)	2,151	11,379
Haverty Furniture Cos., Inc. (Specialty Retail)	363	9,649
Hawaiian Holdings, Inc.* (Airlines)	1,390	20,058
Hawkins, Inc. (Chemicals)	232	10,447
Haynes International, Inc. (Metals & Mining)	145	7,092
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,006	28,004
HealthStream, Inc.* (Health Care Technology)	300	7,410
Heartland Express, Inc. (Road & Rail)	1,263	18,793
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,861	27,027
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,851	141,153
Heritage Financial Corp. (Banks)	948	31,938
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	892	8,162
Hillenbrand, Inc. (Machinery)	866	38,260
Hilltop Holdings, Inc. (Banks)	610	17,660
HNI Corp. (Commercial Services & Supplies)	1,121	32,498
Hope Bancorp, Inc. (Banks)	3,233	43,872
Horace Mann Educators Corp. (Insurance)	1,107	43,682
Hostess Brands, Inc.* (Food Products)	3,698	97,923
Hub Group, Inc.* - Class A (Air Freight & Logistics)	920	71,392
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,492	38,552
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	336	8,548
Independent Bank Corp. (Banks)	722	62,821
Independent Bank Group, Inc. (Banks)	959	60,503
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,043	4,881

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Innospec, Inc. (Chemicals)	671	$67,092
Inogen, Inc.* (Health Care Equipment & Supplies)	619	14,027
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	829	78,349
Integer Holdings Corp.* (Health Care Equipment & Supplies)	897	55,909
InterDigital, Inc. (Communications Equipment)	384	19,150
Interface, Inc. (Commercial Services & Supplies)	877	9,919
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	896	10,492
iRobot Corp.*(a) (Household Durables)	334	18,871
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	904	9,890
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	1,016	10,648
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,219	59,597
J & J Snack Foods Corp. (Food Products)	226	33,360
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	177	15,617
James River Group Holdings, Ltd. (Insurance)	1,014	25,624
John B Sanfilippo & Son, Inc. (Food Products)	242	20,185
John Bean Technologies Corp. (Machinery)	310	28,272
Kaiser Aluminum Corp. (Metals & Mining)	431	34,820
Kaman Corp. - Class A (Trading Companies & Distributors)	758	24,332
KAR Auction Services, Inc.* (Commercial Services & Supplies)	3,137	45,581
Kelly Services, Inc. - Class A (Professional Services)	938	15,327
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	959	16,706
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,491	20,501
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	651	23,240
Koppers Holdings, Inc. (Chemicals)	566	14,127
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	153	9,891
La-Z-Boy, Inc. (Household Durables)	1,173	29,055
LCI Industries (Auto Components)	226	23,981
LendingTree, Inc.* (Thrifts & Mortgage Finance)	297	7,493
Leslie's, Inc.*(a) (Specialty Retail)	1,828	25,665
Lindsay Corp. (Machinery)	122	20,655
LivePerson, Inc.* (Software)	718	7,589
LL Flooring Holdings, Inc.* (Specialty Retail)	793	6,598
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,098	42,460
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	3,791	36,697
M.D.C Holdings, Inc. (Household Durables)	1,542	46,969
M/I Homes, Inc.* (Household Durables)	754	31,283
Marcus & Millichap, Inc. (Real Estate Management & Development)	299	11,015
Marten Transport, Ltd. (Road & Rail)	1,558	29,244
Materion Corp. (Metals & Mining)	232	19,885
Mativ Holdings, Inc. (Paper & Forest Products)	1,481	35,159
Matthews International Corp. - Class A (Commercial Services & Supplies)	831	22,337
Mercer International, Inc. (Paper & Forest Products)	1,094	14,681
Mercury General Corp. (Insurance)	722	20,938
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	428	13,683
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	663	45,594
Meritage Homes Corp.* (Household Durables)	524	39,908
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	53	7,007
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	557	22,965
Middlesex Water Co. (Water Utilities)	148	13,242
MillerKnoll, Inc. (Commercial Services & Supplies)	2,046	43,334
Minerals Technologies, Inc. (Chemicals)	882	48,519
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,155	10,199
ModivCare, Inc.* (Health Care Providers & Services)	148	14,392
Monro, Inc. (Specialty Retail)	498	23,780
Moog, Inc. - Class A (Aerospace & Defense)	781	66,190
Motorcar Parts of America, Inc.* (Auto Components)	523	9,937
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,940	76,611
Myers Industries, Inc. (Containers & Packaging)	564	11,444
Myriad Genetics, Inc.* (Biotechnology)	1,049	21,756
Nabors Industries, Ltd.* (Energy Equipment & Services)	242	42,115
National Bank Holdings Corp. (Banks)	342	14,986
National Beverage Corp. (Beverages)	269	12,756
National Presto Industries, Inc. (Aerospace & Defense)	139	9,798
National Vision Holdings, Inc.* (Specialty Retail)	1,173	43,448
NBT Bancorp, Inc. (Banks)	1,159	54,925
Nektar Therapeutics* (Pharmaceuticals)	2,788	10,483
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,534	11,666
NETGEAR, Inc.* (Communications Equipment)	776	15,248
NetScout Systems, Inc.* (Communications Equipment)	1,841	66,130
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	10,227	27,511
NextGen Healthcare, Inc.* (Health Care Technology)	1,494	29,940

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	2,294	$50,307
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	488	7,828
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,437	51,761
Northwest Natural Holding Co. (Gas Utilities)	942	45,301
NOW, Inc.* (Trading Companies & Distributors)	3,002	38,215
Oceaneering International, Inc.* (Energy Equipment & Services)	2,716	37,997
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	1,313	20,089
OFG Bancorp (Banks)	643	17,927
O-I Glass, Inc.* (Containers & Packaging)	4,216	68,763
Oil States International, Inc.* (Energy Equipment & Services)	1,731	11,200
Olympic Steel, Inc. (Metals & Mining)	258	7,020
OneSpan, Inc.* (Software)	489	5,374
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,969	8,585
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,535	14,383
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	542	8,705
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	242	19,888
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	2,255	40,703
Owens & Minor, Inc. (Health Care Providers & Services)	2,065	35,105
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	145	14,751
Pacific Premier Bancorp, Inc. (Banks)	1,439	52,394
Pacira BioSciences, Inc.* (Pharmaceuticals)	483	25,000
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,499	34,297
Park Aerospace Corp. (Aerospace & Defense)	299	3,720
Park National Corp. (Banks)	145	21,388
Patrick Industries, Inc. (Auto Components)	314	14,353
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,870	103,606
Payoneer Global, Inc.* (IT Services)	3,414	26,458
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	2,901	128,369
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	307	16,314
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	297	7,003
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	2,285	44,329
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	2,453	34,023
Perdoceo Education Corp.* (Diversified Consumer Services)	1,836	20,985
PetMed Express, Inc. (Internet & Direct Marketing Retail)	570	12,152
PGT Innovations, Inc.* (Building Products)	896	19,094
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	551	8,094
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,669	27,072
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,376	13,609
Plexus Corp.* (Electronic Equipment, Instruments & Components)	748	73,603
Powell Industries, Inc. (Electrical Equipment)	247	6,093
PRA Group, Inc.* (Consumer Finance)	1,057	35,409
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	633	34,486
PriceSmart, Inc. (Food & Staples Retailing)	682	43,629
ProAssurance Corp. (Insurance)	1,462	32,471
PROG Holdings, Inc.* (Consumer Finance)	1,364	22,533
ProPetro Holding Corp.* (Energy Equipment & Services)	2,374	28,108
Proto Labs, Inc.* (Machinery)	742	28,337
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,098	24,617
Quaker Chemical Corp. (Chemicals)	156	25,372
Quanex Building Products Corp. (Building Products)	905	20,055
QuinStreet, Inc.* (Interactive Media & Services)	1,393	15,894
Rayonier Advanced Materials, Inc.* (Chemicals)	1,730	7,872
RE/MAX Holdings, Inc. (Real Estate Management & Development)	509	9,905
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	2,759	33,439
Realogy Holdings Corp.* (Real Estate Management & Development)	3,096	23,004
REGENXBIO, Inc.* (Biotechnology)	560	13,255
Renasant Corp. (Banks)	1,514	61,120
Rent-A-Center, Inc. (Specialty Retail)	748	15,596
Resideo Technologies, Inc.* (Building Products)	3,946	93,205
Resources Connection, Inc. (Professional Services)	862	15,749
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	1,722	24,935
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	424	12,716
RPC, Inc. (Energy Equipment & Services)	2,256	25,109
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,132	10,528
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	837	17,393
S&T Bancorp, Inc. (Banks)	1,064	40,230
Safety Insurance Group, Inc. (Insurance)	399	34,693
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,626	20,666
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,565	87,719

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	110	$4,505
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	685	21,221
Scholastic Corp. (Media)	817	31,160
Seacoast Banking Corp. of Florida (Banks)	799	24,689
Select Medical Holdings Corp. (Health Care Providers & Services)	2,796	71,801
Seneca Foods Corp.* - Class A (Food Products)	153	9,656
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	4,476	36,300
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	451	25,062
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,356	30,727
Simmons First National Corp. - Class A (Banks)	3,474	82,924
Simulations Plus, Inc. (Health Care Technology)	174	7,221
SiriusPoint, Ltd.* (Insurance)	2,303	14,785
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	2,269	28,090
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,021	22,768
SkyWest, Inc.* (Airlines)	1,369	24,204
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	532	7,198
Sonic Automotive, Inc. - Class A (Specialty Retail)	504	23,562
Sonos, Inc.* (Household Durables)	1,757	28,323
South Jersey Industries, Inc. (Gas Utilities)	3,318	115,035
Southside Bancshares, Inc. (Banks)	307	10,512
SpartanNash Co. (Food & Staples Retailing)	978	34,924
SPX Technologies, Inc.* (Machinery)	713	46,944
Standard Motor Products, Inc. (Auto Components)	507	19,231
Standex International Corp. (Machinery)	169	16,739
Stellar BanCorp, Inc. (Banks)	955	31,362
Stepan Co. (Chemicals)	574	59,948
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	663	19,804
Stewart Information Services Corp. (Insurance)	372	14,493
StoneX Group, Inc.* (Capital Markets)	466	43,487
Strategic Education, Inc. (Diversified Consumer Services)	610	42,090
Stride, Inc.* (Diversified Consumer Services)	574	19,235
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,896	25,021
Sun Country Airlines Holdings, Inc.* (Airlines)	355	5,779
SunCoke Energy, Inc. (Metals & Mining)	2,261	16,415
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	4,543	50,654
Surmodics, Inc.* (Health Care Equipment & Supplies)	134	4,575
Sylvamo Corp. (Paper & Forest Products)	897	43,209
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,764	37,538
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	2,711	46,087
Tennant Co. (Machinery)	287	16,718
The Andersons, Inc. (Food & Staples Retailing)	861	30,367
The Cato Corp. - Class A (Specialty Retail)	437	5,205
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,316	47,127
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	923	33,809
The E.W. Scripps Co.* - Class A (Media)	848	12,033
The Ensign Group, Inc. (Health Care Providers & Services)	690	61,948
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	3,361	28,434
The Greenbrier Cos., Inc. (Machinery)	882	31,143
The Hain Celestial Group, Inc.* (Food Products)	2,430	45,465
The Marcus Corp. (Entertainment)	662	9,956
The ODP Corp.* (Specialty Retail)	1,159	45,862
The Pennant Group, Inc.* (Health Care Providers & Services)	376	4,629
TimkenSteel Corp.* (Metals & Mining)	1,116	19,463
Titan International, Inc.* (Machinery)	1,377	20,600
Tompkins Financial Corp. (Banks)	190	15,740
Tootsie Roll Industries, Inc. (Food Products)	241	9,734
Tredegar Corp. (Chemicals)	684	7,449
TreeHouse Foods, Inc.* (Food Products)	1,364	68,527
Tri Pointe Homes, Inc.* (Household Durables)	2,752	46,096
Trinity Industries, Inc. (Machinery)	1,111	31,697
Trinseo PLC (Chemicals)	946	17,804
TrueBlue, Inc.* (Professional Services)	886	17,418
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	518	19,332
Trustmark Corp. (Banks)	1,658	60,633
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,769	42,393
Tupperware Brands Corp.* (Household Durables)	1,051	8,124
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	9,329	33,211
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	192	17,050
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	2,047	29,456
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	350	3,192
UniFirst Corp. (Commercial Services & Supplies)	406	74,708
Unisys Corp.* (IT Services)	958	8,143
United Community Banks, Inc. (Banks)	1,033	39,771
United Fire Group, Inc. (Insurance)	587	15,908

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,699	$20,944
Unitil Corp. (Multi-Utilities)	434	22,876
Universal Corp. (Tobacco)	667	33,757
Universal Electronics, Inc.* (Household Durables)	326	6,654
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	160	7,787
Universal Insurance Holdings, Inc. (Insurance)	753	7,560
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,748	24,682
Urban Outfitters, Inc.* (Specialty Retail)	1,631	38,916
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	376	7,046
USANA Health Sciences, Inc.* (Personal Products)	101	5,304
Vanda Pharmaceuticals, Inc.* (Biotechnology)	554	5,800
Varex Imaging Corp.* (Health Care Equipment & Supplies)	388	8,579
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	2,147	33,987
Veritiv Corp.* (Trading Companies & Distributors)	379	44,063
Viad Corp.* (Commercial Services & Supplies)	261	9,730
Viavi Solutions, Inc.* (Communications Equipment)	2,344	35,394
Wabash National Corp. (Machinery)	1,316	28,491
Warrior Met Coal, Inc. (Metals & Mining)	1,398	51,922
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,325	25,294
WD-40 Co. (Household Products)	156	24,985
Westamerica Bancorp (Banks)	730	45,793
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	1,260	11,857
Winnebago Industries, Inc. (Automobiles)	421	25,129
WisdomTree Investments, Inc. (Capital Markets)	1,146	6,223
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,152	19,734
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,675	42,696
WSFS Financial Corp. (Thrifts & Mortgage Finance)	962	44,791
WW International, Inc.* (Diversified Consumer Services)	1,447	6,540
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	3,096	52,879
Xperi, Inc.* (Software)	543	7,583
Yelp, Inc.* (Interactive Media & Services)	968	37,181
Zimvie, Inc.* (Health Care Equipment & Supplies)	566	4,964
Zumiez, Inc.* (Specialty Retail)	421	9,443
TOTAL COMMON STOCKS
(Cost $11,234,042)		13,128,524

Repurchase Agreements(b) (NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 2.95%, dated 10/31/22, due 11/1/22, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)		5,000

Collateral for Securities Loaned(c) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(d)	75,492	$75,492
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $75,492)		75,492
TOTAL INVESTMENT SECURITIES
(Cost $11,314,534) - 100.5%		13,209,016
Net other assets (liabilities) - (0.5)%		(62,748)
NET ASSETS - 100.0%		$13,146,268

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $73,149.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(d)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Small-Cap Value ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$196,529	1.5%
Air Freight & Logistics	141,887	1.1%
Airlines	81,262	0.6%
Auto Components	118,454	0.9%
Automobiles	25,129	0.2%
Banks	1,537,790	11.7%
Beverages	12,756	0.1%
Biotechnology	89,930	0.7%
Building Products	268,646	2.0%
Capital Markets	65,638	0.5%
Chemicals	348,365	2.6%
Commercial Services & Supplies	412,838	3.1%
Communications Equipment	164,480	1.2%
Construction & Engineering	124,443	0.9%
Consumer Finance	113,760	0.9%
Containers & Packaging	80,207	0.6%
Diversified Consumer Services	178,643	1.4%
Diversified Telecommunication Services	42,826	0.3%
Electrical Equipment	33,068	0.2%
Electronic Equipment, Instruments & Components	565,587	4.3%
Energy Equipment & Services	540,182	4.1%
Entertainment	24,747	0.2%
Equity Real Estate Investment Trusts (REITs)	1,140,994	8.7%
Food & Staples Retailing	142,729	1.1%
Food Products	412,974	3.1%
Gas Utilities	189,068	1.4%
Health Care Equipment & Supplies	341,393	2.6%
Health Care Providers & Services	338,827	2.6%
Health Care Technology	84,345	0.6%
Hotels, Restaurants & Leisure	314,224	2.4%
Household Durables	280,119	2.1%
Household Products	79,750	0.6%
Insurance	493,706	3.8%
Interactive Media & Services	65,192	0.5%
Internet & Direct Marketing Retail	12,152	0.1%
IT Services	78,752	0.6%
Leisure Products	41,652	0.3%
Life Sciences Tools & Services	11,666	0.1%
Machinery	667,719	5.1%
Media	63,700	0.5%
Metals & Mining	362,918	2.8%
Mortgage Real Estate Investment Trusts (REITs)	266,094	2.0%
Multiline Retail	14,775	0.1%
Multi-Utilities	103,869	0.8%
Oil, Gas & Consumable Fuels	366,850	2.8%
Paper & Forest Products	113,109	0.9%
Personal Products	60,248	0.5%
Pharmaceuticals	140,758	1.1%
Professional Services	48,494	0.4%
Real Estate Management & Development	43,924	0.3%
Road & Rail	48,037	0.4%
Semiconductors & Semiconductor Equipment	88,048	0.7%
Software	96,582	0.7%
Specialty Retail	561,164	4.3%
Technology Hardware, Storage & Peripherals	13,958	0.1%
Textiles, Apparel & Luxury Goods	103,595	0.8%
Thrifts & Mortgage Finance	311,362	2.4%
Tobacco	33,757	0.3%
Trading Companies & Distributors	253,512	1.9%
Water Utilities	81,601	0.6%
Wireless Telecommunication Services	89,740	0.7%
Other **	17,744	0.1%
Total	$13,146,268	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (78.5%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	358	$8,710
Adobe, Inc.* (Software)	1,480	471,380
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,103	306,486
Akamai Technologies, Inc.* (IT Services)	502	44,342
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	205	5,209
Alphabet, Inc.* - Class A (Interactive Media & Services)	18,951	1,791,058
Alphabet, Inc.* - Class C (Interactive Media & Services)	16,950	1,604,487
Alteryx, Inc.* (Software)	192	9,356
Amdocs, Ltd. (IT Services)	388	33,488
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	315	6,549
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,643	234,325
ANSYS, Inc.* (Software)	275	60,819
Appian Corp.* (Software)	129	6,298
Apple, Inc. (Technology Hardware, Storage & Peripherals)	47,745	7,321,218
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,749	242,709
AppLovin Corp.*(a) - Class A (Software)	385	6,530
Arista Networks, Inc.* (Communications Equipment)	779	94,150
Asana, Inc.* - Class A (Software)	237	4,882
Aspen Technology, Inc.* (Software)	92	22,213
Autodesk, Inc.* (Software)	687	147,224
Bentley Systems, Inc. - Class B (Software)	620	21,874
Bill.com Holdings, Inc.* (Software)	296	39,475
Black Knight, Inc.* (IT Services)	493	29,812
Blackbaud, Inc.* (Software)	141	7,713
Blackline, Inc.* (Software)	172	9,632
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,276	599,874
Bumble, Inc.* - Class A (Interactive Media & Services)	249	6,325
Cadence Design Systems, Inc.* (Software)	866	131,104
Cargurus, Inc.* (Interactive Media & Services)	291	4,237
CCC Intelligent Solutions Holdings, Inc.* (Software)	329	3,070
CDW Corp. (Electronic Equipment, Instruments & Components)	427	73,790
Ceridian HCM Holding, Inc.*(a) (Software)	484	32,036
Chewy, Inc.*(a) - Class A (Internet & Direct Marketing Retail)	287	11,116
Ciena Corp.* (Communications Equipment)	473	22,657
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	177	11,880
Cisco Systems, Inc. (Communications Equipment)	13,087	594,541
Clear Secure, Inc.* - Class A (Software)	224	6,052
Cloudflare, Inc.* - Class A (Software)	895	50,406
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,637	101,903
Confluent, Inc.* - Class A (Software)	445	11,962
Coupa Software, Inc.* (Software)	238	12,669
Crowdstrike Holdings, Inc.* - Class A (Software)	675	108,810
Datadog, Inc.* - Class A (Software)	781	62,878
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	839	32,218
DocuSign, Inc.* (Software)	632	30,526
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	194	12,967
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	826	35,956
Dropbox, Inc.* (Software)	869	18,901
DXC Technology Co.* (IT Services)	725	20,844
Dynatrace, Inc.* (Software)	635	22,377
eBay, Inc. (Internet & Direct Marketing Retail)	1,735	69,122
Elastic NV* (Software)	243	15,540
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	428	131,396
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	470	37,290
EPAM Systems, Inc.* (IT Services)	181	63,350
Etsy, Inc.* (Internet & Direct Marketing Retail)	400	37,564
F5, Inc.* (Communications Equipment)	188	26,867
Fair Isaac Corp.* (Software)	80	38,307
Five9, Inc.* (Software)	221	13,317
Fortinet, Inc.* (Software)	2,067	118,150
Garmin, Ltd. (Household Durables)	487	42,875
Gartner, Inc.* (IT Services)	250	75,480
Gitlab, Inc.* - Class A (Software)	170	8,238
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	222	12,587
GoDaddy, Inc.* - Class A (IT Services)	495	39,798
Guidewire Software, Inc.* (Software)	264	15,684
HashiCorp, Inc.* - Class A (Software)	124	3,811
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	4,104	58,564
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,875	79,408
HubSpot, Inc.* (Software)	152	45,077
IAC/InterActive Corp.* (Interactive Media & Services)	247	12,024
Informatica, Inc.* - Class A (Software)	118	2,284
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,977	368,936
International Business Machines Corp. (IT Services)	2,855	394,818
Intuit, Inc. (Software)	892	381,330
Juniper Networks, Inc. (Communications Equipment)	1,018	31,151
KLA Corp. (Semiconductors & Semiconductor Equipment)	449	142,086

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	433	$175,270
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	434	21,053
Liberty Global PLC* - Class A (Media)	545	9,189
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	874	15,435
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,007	22,131
Lumentum Holdings, Inc.* (Communications Equipment)	218	16,230
Manhattan Associates, Inc.* (Software)	199	24,212
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,686	106,580
Match Group, Inc.* (Interactive Media & Services)	896	38,707
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	7,210	671,684
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,747	107,860
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,487	188,647
Microsoft Corp. (Software)	23,571	5,471,537
MicroStrategy, Inc.*(a) (Software)	30	8,025
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	180	14,787
MongoDB, Inc.* (IT Services)	216	39,534
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	141	47,862
Motorola Solutions, Inc. (Communications Equipment)	528	131,847
nCino, Inc.* (Software)	240	7,555
NCR Corp.* (Technology Hardware, Storage & Peripherals)	431	9,163
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	694	48,073
New Relic, Inc.* (Software)	180	10,663
NortonLifeLock, Inc. (Software)	1,870	42,131
Nutanix, Inc.* - Class A (Software)	708	19,399
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,914	1,068,154
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	830	121,246
Okta, Inc.* (IT Services)	476	26,713
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,370	84,159
Oracle Corp. (Software)	4,800	374,736
Palantir Technologies, Inc.* - Class A (Software)	5,516	48,486
Palo Alto Networks, Inc.* (Software)	945	162,153
Paycom Software, Inc.* (Software)	153	52,938
Paylocity Holding Corp.* (Software)	129	29,901
Pegasystems, Inc. (Software)	129	4,800
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	180	12,008
Procore Technologies, Inc.* (Software)	216	11,807
PTC, Inc.* (Software)	335	39,473
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	879	27,126
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	326	28,062
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,549	417,575
Qualtrics International, Inc.* - Class A (Software)	336	4,022
Rapid7, Inc.* (Software)	186	8,420
RingCentral, Inc.* - Class A (Software)	243	8,631
Roper Technologies, Inc. (Industrial Conglomerates)	335	138,871
Salesforce, Inc.* (Software)	3,145	511,347
Samsara, Inc.* - Class A (Software)	256	3,151
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	618	30,690
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	200	5,538
SentinelOne, Inc.* - Class A (Software)	630	14,389
ServiceNow, Inc.* (Software)	639	268,853
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	108	12,411
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	508	43,693
Smartsheet, Inc.* (Software)	408	14,247
Snap, Inc.* (Interactive Media & Services)	3,258	32,287
Snowflake, Inc.* - Class A (IT Services)	894	143,308
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	176	40,485
Splunk, Inc.* (Software)	468	38,895
Squarespace, Inc.* - Class A (IT Services)	132	2,932
Switch, Inc. - Class A (IT Services)	437	14,880
Synopsys, Inc.* (Software)	484	141,594
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	133	12,171
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	496	40,350
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,888	463,900
Thoughtworks Holding, Inc.* (IT Services)	203	1,951
Twilio, Inc.* (IT Services)	547	40,680
Tyler Technologies, Inc.* (Software)	131	42,356
Ubiquiti, Inc. (Communications Equipment)	14	4,855
UiPath, Inc.* - Class A (Software)	1,093	13,826
Unity Software, Inc.* (Software)	565	16,668
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	137	13,045
Varonis Systems, Inc.* (Software)	347	9,289
Veeva Systems, Inc.* - Class A (Health Care Technology)	442	74,229
Verint Systems, Inc.* (Software)	204	7,228
VeriSign, Inc.* (IT Services)	294	58,935
Viavi Solutions, Inc.* (Communications Equipment)	717	10,827
VMware, Inc. - Class A (Software)	653	73,482

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	990	$34,026
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	391	30,791
Workday, Inc.* - Class A (Software)	629	98,011
Workiva, Inc.* (Software)	144	11,205
Zendesk, Inc.* (Software)	391	29,986
Ziff Davis, Inc.* (Interactive Media & Services)	149	11,531
Zoom Video Communications, Inc.* - Class A (Software)	700	58,408
Zscaler, Inc.* (Software)	264	40,682
TOTAL COMMON STOCKS
(Cost $6,831,482)		29,248,079

Repurchase Agreements(b)(c) (23.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $8,585,700	$8,585,000	$8,585,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,585,000)		8,585,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	59,217	$59,217
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $59,217)		59,217
TOTAL INVESTMENT SECURITIES
(Cost $15,475,699) - 101.7%		37,892,296
Net other assets (liabilities) - (1.7)%		(635,047)
NET ASSETS - 100.0%		$37,257,249

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $57,317.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $5,199,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/23/22	3.68%	$14,524,320	$(198,592)
Dow Jones U.S. Technology Index	UBS AG	11/23/22	3.68%	12,124,372	(254,276)
				$26,648,692	$(452,868)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Communications Equipment	$933,125	2.5%
Diversified Telecommunication Services	37,566	0.1%
Electronic Equipment, Instruments & Components	98,928	0.3%
Health Care Technology	74,230	0.2%
Household Durables	42,875	0.1%
Industrial Conglomerates	138,871	0.4%
Interactive Media & Services	4,172,340	11.2%
Internet & Direct Marketing Retail	153,758	0.4%
IT Services	1,132,768	3.0%
Media	9,189	NM
Semiconductors & Semiconductor Equipment	5,142,803	13.8%
Software	9,671,140	26.0%
Technology Hardware, Storage & Peripherals	7,640,486	20.5%
Other **	8,009,170	21.5%
Total	$37,257,249	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (63.6%)

	Shares	Value
ADTRAN Holdings, Inc. (Communications Equipment)	146	$3,279
Anterix, Inc.* (Diversified Telecommunication Services)	40	1,534
Arista Networks, Inc.* (Communications Equipment)	209	25,260
AT&T, Inc. (Diversified Telecommunication Services)	1,494	27,236
ATN International, Inc. (Diversified Telecommunication Services)	22	949
Ciena Corp.* (Communications Equipment)	311	14,897
Cisco Systems, Inc. (Communications Equipment)	2,803	127,339
CommScope Holding Co., Inc.* (Communications Equipment)	432	5,720
Comtech Telecommunications Corp. (Communications Equipment)	56	619
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	153	791
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	74	1,396
Extreme Networks, Inc.* (Communications Equipment)	268	4,808
F5, Inc.* (Communications Equipment)	124	17,721
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	463	10,843
Garmin, Ltd. (Household Durables)	278	24,475
Globalstar, Inc.* (Diversified Telecommunication Services)	1,459	3,166
Harmonic, Inc.* (Communications Equipment)	217	3,353
IDT Corp.* - Class B (Diversified Telecommunication Services)	43	1,121
Inseego Corp.* (Communications Equipment)	165	373
Iridium Communications, Inc.* (Diversified Telecommunication Services)	264	13,604
Juniper Networks, Inc. (Communications Equipment)	670	20,502
Liberty Global PLC* - Class A (Media)	360	6,070
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	577	10,190
Liberty Latin America, Ltd.* - Class A (Media)	77	599
Liberty Latin America, Ltd.* - Class C (Media)	309	2,407
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,982	14,588
Lumentum Holdings, Inc.* (Communications Equipment)	144	10,721
Motorola Solutions, Inc. (Communications Equipment)	102	25,470
NETGEAR, Inc.* (Communications Equipment)	59	1,159
NetScout Systems, Inc.* (Communications Equipment)	141	5,065
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	158	1,477
Ribbon Communications, Inc.* (Communications Equipment)	145	384
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	104	2,357
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	207	3,519
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	174	26,371
U.S. Cellular Corp.* (Wireless Telecommunication Services)	30	935
Ubiquiti, Inc. (Communications Equipment)	9	3,121
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,071	114,763
ViaSat, Inc.* (Communications Equipment)	157	6,431
Viavi Solutions, Inc.* (Communications Equipment)	472	7,127
TOTAL COMMON STOCKS
(Cost $411,851)		551,740

Repurchase Agreements(a)(b) (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $193,016	$193,000	$193,000
TOTAL REPURCHASE AGREEMENTS
(Cost $193,000)		193,000
TOTAL INVESTMENT SECURITIES
(Cost $604,851) - 85.9%		744,740
Net other assets (liabilities) - 14.1%		122,313
NET ASSETS - 100.0%		$867,053

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $176,000.

Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	11/23/22	3.68%	$300,520	$15,885
Dow Jones U.S. Select Telecommunications Index	UBS AG	11/23/22	3.43%	454,083	12,347
				$754,603	$28,232

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Communications Equipment	$283,349	32.7%
Diversified Telecommunication Services	201,658	23.3%
Household Durables	24,475	2.8%
Media	9,076	1.0%
Wireless Telecommunication Services	33,182	3.8%
Other **	315,313	36.4%
Total	$867,053	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraBear ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (89.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $13,093,067	$13,092,000	$13,092,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,092,000)		13,092,000
TOTAL INVESTMENT SECURITIES
(Cost $13,092,000) - 89.5%		13,092,000
Net other assets (liabilities) - 10.5%		1,539,433
NET ASSETS - 100.0%		$14,631,433

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $5,646,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	12/16/22	$(582,450)	$17,042

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/28/22	(3.43)%	$(11,813,411)	$(167,561)
S&P 500	UBS AG	11/28/22	(3.23)%	(16,939,913)	(279,307)
				$(28,753,324)	$(446,868)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (69.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,123	$141,262
A.O. Smith Corp. (Building Products)	261	14,298
Abbott Laboratories (Health Care Equipment & Supplies)	3,555	351,732
AbbVie, Inc. (Biotechnology)	3,589	525,430
ABIOMED, Inc.* (Health Care Equipment & Supplies)	93	23,443
Accenture PLC - Class A (IT Services)	1,285	364,812
Activision Blizzard, Inc. (Entertainment)	1,446	105,269
Adobe, Inc.* (Software)	951	302,894
Advance Auto Parts, Inc. (Specialty Retail)	123	23,360
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,276	196,757
Aflac, Inc. (Insurance)	1,168	76,048
Agilent Technologies, Inc. (Life Sciences Tools & Services)	605	83,701
Air Products & Chemicals, Inc. (Chemicals)	449	112,431
Akamai Technologies, Inc.* (IT Services)	323	28,531
Alaska Air Group, Inc.* (Airlines)	258	11,471
Albemarle Corp. (Chemicals)	237	66,329
Alexandria Real Estate Equities, Inc.(a) (Equity Real Estate Investment Trusts (REITs))	301	43,735
Align Technology, Inc.* (Health Care Equipment & Supplies)	147	28,562
Allegion PLC (Building Products)	179	18,754
Alliant Energy Corp. (Electric Utilities)	509	26,555
Alphabet, Inc.* - Class A (Interactive Media & Services)	12,172	1,150,376
Alphabet, Inc.* - Class C (Interactive Media & Services)	10,884	1,030,279
Altria Group, Inc. (Tobacco)	3,655	169,117
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	17,993	1,843,204
Amcor PLC (Containers & Packaging)	3,051	35,331
Ameren Corp. (Multi-Utilities)	524	42,716
American Airlines Group, Inc.* (Airlines)	1,320	18,718
American Electric Power Co., Inc. (Electric Utilities)	1,043	91,701
American Express Co. (Consumer Finance)	1,218	180,811
American International Group, Inc. (Insurance)	1,543	87,951
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	946	196,002
American Water Works Co., Inc. (Water Utilities)	369	53,630
Ameriprise Financial, Inc. (Capital Markets)	219	67,697
AmerisourceBergen Corp. (Health Care Providers & Services)	315	49,524
AMETEK, Inc. (Electrical Equipment)	466	60,422
Amgen, Inc. (Biotechnology)	1,086	293,600
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,209	91,678
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,056	150,607
ANSYS, Inc.* (Software)	178	39,366
Aon PLC (Insurance)	429	120,759
APA Corp. (Oil, Gas & Consumable Fuels)	664	30,185
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,667	4,702,477
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,766	155,920
Aptiv PLC* (Auto Components)	549	49,998
Arch Capital Group, Ltd.* (Insurance)	753	43,298
Archer-Daniels-Midland Co.(a) (Food Products)	1,137	110,265
Arista Networks, Inc.* (Communications Equipment)	500	60,430
Arthur J. Gallagher & Co. (Insurance)	428	80,070
Assurant, Inc. (Insurance)	108	14,673
AT&T, Inc. (Diversified Telecommunication Services)	14,468	263,752
Atmos Energy Corp. (Gas Utilities)	284	30,260
Autodesk, Inc.* (Software)	441	94,506
Automatic Data Processing, Inc. (IT Services)	844	203,995
AutoZone, Inc.* (Specialty Retail)	38	96,249
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	284	49,734
Avery Dennison Corp. (Containers & Packaging)	165	27,976
Baker Hughes Co. - Class A (Energy Equipment & Services)	2,055	56,841
Ball Corp. (Containers & Packaging)	639	31,560
Bank of America Corp. (Banks)	14,192	511,479
Bath & Body Works, Inc. (Specialty Retail)	463	15,455
Baxter International, Inc. (Health Care Equipment & Supplies)	1,022	55,546
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	579	136,627
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	3,664	1,081,210
Best Buy Co., Inc. (Specialty Retail)	407	27,843
Biogen, Inc.* (Biotechnology)	294	83,331
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	43	15,124
Bio-Techne Corp. (Life Sciences Tools & Services)	79	23,405
BlackRock, Inc. - Class A (Capital Markets)	306	197,648
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	80	149,558
BorgWarner, Inc. (Auto Components)	482	18,089
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	289	21,010
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,906	125,278
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,335	335,832
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	820	385,498
Broadridge Financial Solutions, Inc. (IT Services)	237	35,564
Brown & Brown, Inc. (Insurance)	476	27,984
Brown-Forman Corp. - Class B (Beverages)	371	25,228
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	252	24,625
Cadence Design Systems, Inc.* (Software)	555	84,021
Caesars Entertainment, Inc.*(a) (Hotels, Restaurants & Leisure)	435	19,023
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	216	24,959
Campbell Soup Co. (Food Products)	409	21,640
Capital One Financial Corp. (Consumer Finance)	779	82,590
Cardinal Health, Inc. (Health Care Providers & Services)	552	41,897
CarMax, Inc.* (Specialty Retail)	323	20,352

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Carnival Corp.*(a) - Class A (Hotels, Restaurants & Leisure)	2,004	$18,156
Carrier Global Corp. (Building Products)	1,708	67,910
Catalent, Inc.* (Pharmaceuticals)	363	23,860
Caterpillar, Inc. (Machinery)	1,071	231,830
Cboe Global Markets, Inc. (Capital Markets)	215	26,768
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	652	46,253
CDW Corp. (Electronic Equipment, Instruments & Components)	275	47,523
Celanese Corp. (Chemicals)	202	19,416
Centene Corp.* (Health Care Providers & Services)	1,161	98,836
CenterPoint Energy, Inc.(a) (Multi-Utilities)	1,279	36,592
Ceridian HCM Holding, Inc.*(a) (Software)	311	20,585
CF Industries Holdings, Inc. (Chemicals)	405	43,035
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	104	22,074
Charter Communications, Inc.* - Class A (Media)	226	83,082
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,655	661,190
Chipotle Mexican Grill, Inc.*(a) (Hotels, Restaurants & Leisure)	56	83,906
Chubb, Ltd. (Insurance)	848	182,228
Church & Dwight Co., Inc. (Household Products)	494	36,620
Cigna Corp. (Health Care Providers & Services)	619	199,974
Cincinnati Financial Corp. (Insurance)	323	33,372
Cintas Corp. (Commercial Services & Supplies)	175	74,821
Cisco Systems, Inc. (Communications Equipment)	8,407	381,930
Citigroup, Inc. (Banks)	3,932	180,322
Citizens Financial Group, Inc. (Banks)	1,006	41,145
CME Group, Inc. (Capital Markets)	730	126,509
CMS Energy Corp. (Multi-Utilities)	589	33,602
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,052	65,487
Colgate-Palmolive Co. (Household Products)	1,693	125,011
Comcast Corp. - Class A (Media)	8,941	283,788
Comerica, Inc. (Banks)	266	18,753
Conagra Brands, Inc. (Food Products)	975	35,783
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,583	325,690
Consolidated Edison, Inc. (Multi-Utilities)	720	63,331
Constellation Brands, Inc. - Class A (Beverages)	323	79,807
Constellation Energy Corp. (Electric Utilities)	664	62,775
Copart, Inc.* (Commercial Services & Supplies)	434	49,919
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,544	49,670
Corteva, Inc. (Chemicals)	1,458	95,266
CoStar Group, Inc.*(a) (Professional Services)	804	66,507
Costco Wholesale Corp. (Food & Staples Retailing)	900	451,350
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,615	50,275
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	879	117,136
CSX Corp. (Road & Rail)	4,347	126,324
Cummins, Inc. (Machinery)	286	69,930
CVS Health Corp. (Health Care Providers & Services)	2,665	252,376
D.R. Horton, Inc. (Household Durables)	643	49,433
Danaher Corp. (Health Care Equipment & Supplies)	1,329	334,469
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	249	35,642
DaVita, Inc.* (Health Care Providers & Services)	113	8,250
Deere & Co. (Machinery)	565	223,638
Delta Air Lines, Inc.* (Airlines)	1,302	44,176
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	437	13,468
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,329	102,798
DexCom, Inc.* (Health Care Equipment & Supplies)	798	96,382
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	360	56,560
Digital Realty Trust, Inc.(a) (Equity Real Estate Investment Trusts (REITs))	585	58,646
Discover Financial Services (Consumer Finance)	554	57,871
DISH Network Corp.* - Class A (Media)	511	7,619
Dollar General Corp. (Multiline Retail)	461	117,578
Dollar Tree, Inc.* (Multiline Retail)	430	68,155
Dominion Energy, Inc. (Multi-Utilities)	1,690	118,250
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	73	24,254
Dover Corp. (Machinery)	290	37,900
Dow, Inc. (Chemicals)	1,457	68,100
DTE Energy Co. (Multi-Utilities)	393	44,059
Duke Energy Corp. (Electric Utilities)	1,563	145,639
DuPont de Nemours, Inc. (Chemicals)	1,017	58,172
DXC Technology Co.* (IT Services)	467	13,426
Eastman Chemical Co. (Chemicals)	250	19,203
Eaton Corp. PLC (Electrical Equipment)	809	121,406
eBay, Inc. (Internet & Direct Marketing Retail)	1,116	44,461
Ecolab, Inc. (Chemicals)	503	79,006
Edison International (Electric Utilities)	774	46,471
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,259	91,189
Electronic Arts, Inc. (Entertainment)	537	67,641
Elevance Health, Inc. (Health Care Providers & Services)	488	266,824
Eli Lilly & Co. (Pharmaceuticals)	1,601	579,706
Emerson Electric Co. (Electrical Equipment)	1,200	103,920
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	275	84,425
Entergy Corp. (Electric Utilities)	413	44,249
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,190	162,459
EPAM Systems, Inc.* (IT Services)	118	41,300
EQT Corp. (Oil, Gas & Consumable Fuels)	751	31,422
Equifax, Inc. (Professional Services)	249	42,215
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	185	104,791

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares		Value
Equity Residential (Equity Real Estate Investment Trusts (REITs))	688		$43,358
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	131		29,113
Etsy, Inc.* (Internet & Direct Marketing Retail)	257		24,135
Everest Re Group, Ltd. (Insurance)	79		25,490
Evergy, Inc. (Electric Utilities)	466		28,487
Eversource Energy (Electric Utilities)	704		53,701
Exelon Corp. (Electric Utilities)	2,013		77,682
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	309		28,882
Expeditors International of Washington, Inc. (Air Freight & Logistics)	333		32,584
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	273		48,441
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,461		937,563
F5, Inc.* (Communications Equipment)	121		17,292
FactSet Research Systems, Inc. (Capital Markets)	78		33,188
Fastenal Co. (Trading Companies & Distributors)	1,167		56,401
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	148		14,649
FedEx Corp. (Air Freight & Logistics)	486		77,896
Fidelity National Information Services, Inc. (IT Services)	1,233		102,327
Fifth Third Bancorp (Banks)	1,393		49,716
First Horizon Corp. (Banks)	–	†	7
First Republic Bank (Banks)	370		44,437
FirstEnergy Corp. (Electric Utilities)	1,103		41,594
Fiserv, Inc.* (IT Services)	1,298		133,357
FleetCor Technologies, Inc.* (IT Services)	152		28,290
FMC Corp. (Chemicals)	256		30,438
Ford Motor Co. (Automobiles)	8,019		107,214
Fortinet, Inc.* (Software)	1,329		75,966
Fortive Corp. (Machinery)	722		46,136
Fortune Brands Home & Security, Inc. (Building Products)	263		15,864
Fox Corp. - Class A (Media)	622		17,957
Fox Corp. - Class B (Media)	287		7,806
Franklin Resources, Inc. (Capital Markets)	578		13,554
Freeport-McMoRan, Inc. (Metals & Mining)	2,903		91,996
Garmin, Ltd. (Household Durables)	313		27,557
Gartner, Inc.* (IT Services)	160		48,307
Generac Holdings, Inc.* (Electrical Equipment)	130		15,068
General Dynamics Corp. (Aerospace & Defense)	456		113,909
General Electric Co. (Industrial Conglomerates)	2,226		173,205
General Mills, Inc. (Food Products)	1,210		98,712
General Motors Co. (Automobiles)	2,960		116,180
Genuine Parts Co. (Distributors)	287		51,046
Gilead Sciences, Inc. (Biotechnology)	2,543		199,524
Global Payments, Inc. (IT Services)	563		64,328
Globe Life, Inc. (Insurance)	184		21,256
Halliburton Co.(a) (Energy Equipment & Services)	1,841		67,049
Hartford Financial Services Group, Inc. (Insurance)	656		47,501
Hasbro, Inc. (Leisure Products)	264		17,226
HCA Healthcare, Inc. (Health Care Providers & Services)	437		95,034
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,096		26,008
Henry Schein, Inc.* (Health Care Providers & Services)	276		18,895
Hess Corp. (Oil, Gas & Consumable Fuels)	566		79,851
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,639		37,659
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	556		75,205
Hologic, Inc.* (Health Care Equipment & Supplies)	507		34,375
Honeywell International, Inc. (Industrial Conglomerates)	1,369		279,304
Hormel Foods Corp. (Food Products)	588		27,313
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,453		27,433
Howmet Aerospace, Inc. (Aerospace & Defense)	751		26,698
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,848		51,042
Humana, Inc. (Health Care Providers & Services)	257		143,427
Huntington Bancshares, Inc. (Banks)	2,928		44,447
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	81		20,823
IDEX Corp. (Machinery)	153		34,013
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	170		61,146
Illinois Tool Works, Inc. (Machinery)	572		122,139
Illumina, Inc.* (Life Sciences Tools & Services)	319		72,994
Incyte Corp.* (Biotechnology)	374		27,803
Ingersoll Rand, Inc. (Machinery)	819		41,360
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,335		236,964
Intercontinental Exchange, Inc. (Capital Markets)	1,133		108,281
International Business Machines Corp. (IT Services)	1,834		253,624
International Flavors & Fragrances, Inc.(a) (Chemicals)	517		50,464
International Paper Co. (Containers & Packaging)	736		24,737
Intuit, Inc. (Software)	573		244,958
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	725		178,691
Invesco, Ltd. (Capital Markets)	925		14,171
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	1,177		37,299
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	379		79,465
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	590		29,541
J.B. Hunt Transport Services, Inc. (Road & Rail)	169		28,911
Jack Henry & Associates, Inc. (IT Services)	148		29,461
Jacobs Solutions, Inc. (Professional Services)	259		29,842
Johnson & Johnson (Pharmaceuticals)	5,338		928,652
Johnson Controls International PLC (Building Products)	1,398		80,860

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
JPMorgan Chase & Co. (Banks)	5,954	$749,489
Juniper Networks, Inc. (Communications Equipment)	655	20,043
Kellogg Co. (Food Products)	517	39,716
Keurig Dr Pepper, Inc. (Beverages)	1,725	66,999
KeyCorp (Banks)	1,894	33,846
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	365	63,565
Kimberly-Clark Corp. (Household Products)	685	85,255
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,256	26,853
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,026	72,951
KLA Corp. (Semiconductors & Semiconductor Equipment)	287	90,821
L3Harris Technologies, Inc. (Aerospace & Defense)	389	95,877
Laboratory Corp. of America Holdings (Health Care Providers & Services)	183	40,600
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	278	112,529
Lamb Weston Holding, Inc. (Food Products)	291	25,090
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	667	25,353
Leidos Holdings, Inc. (Professional Services)	277	28,140
Lennar Corp. - Class A (Household Durables)	517	41,722
Lincoln National Corp. (Insurance)	314	16,915
Linde PLC (Chemicals)	1,012	300,919
Live Nation Entertainment, Inc.* (Entertainment)	288	22,928
LKQ Corp. (Distributors)	529	29,434
Lockheed Martin Corp.(a) (Aerospace & Defense)	480	233,606
Loews Corp. (Insurance)	406	23,150
Lowe's Cos., Inc. (Specialty Retail)	1,297	252,850
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,936	14,249
LyondellBasell Industries N.V. - Class A (Chemicals)	516	39,448
M&T Bank Corp. (Banks)	356	59,940
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,377	41,930
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,013	115,097
MarketAxess Holdings, Inc. (Capital Markets)	77	18,791
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	561	89,743
Marsh & McLennan Cos., Inc. (Insurance)	1,013	163,589
Martin Marietta Materials, Inc. (Construction Materials)	127	42,669
Masco Corp. (Building Products)	458	21,192
Mastercard, Inc. - Class A (IT Services)	1,733	568,736
Match Group, Inc.* (Interactive Media & Services)	575	24,840
McCormick & Co., Inc. (Food Products)	509	40,028
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,494	407,353
McKesson Corp. (Health Care Providers & Services)	291	113,307
Medtronic PLC (Health Care Equipment & Supplies)	2,698	235,643
Merck & Co., Inc. (Pharmaceuticals)	5,142	520,370
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,630	431,331
MetLife, Inc. (Insurance)	1,361	99,639
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	45	56,922
MGM Resorts International (Hotels, Restaurants & Leisure)	662	23,547
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,122	69,272
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,239	121,130
Microsoft Corp. (Software)	15,141	3,514,679
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	235	37,001
Moderna, Inc.* (Biotechnology)	682	102,525
Mohawk Industries, Inc.* (Household Durables)	107	10,138
Molina Healthcare, Inc.* (Health Care Providers & Services)	118	42,345
Molson Coors Beverage Co. - Class B (Beverages)	383	19,315
Mondelez International, Inc. - Class A (Food Products)	2,782	171,036
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	90	30,551
Monster Beverage Corp.* (Beverages)	781	73,195
Moody's Corp. (Capital Markets)	320	84,758
Morgan Stanley (Capital Markets)	2,719	223,421
Motorola Solutions, Inc. (Communications Equipment)	339	84,652
MSCI, Inc. - Class A (Capital Markets)	163	76,424
Nasdaq, Inc. (Capital Markets)	689	42,883
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	445	30,825
Netflix, Inc.* (Entertainment)	903	263,567
Newell Brands, Inc. (Household Durables)	766	10,578
Newmont Corp. (Metals & Mining)	1,610	68,135
News Corp. - Class A (Media)	784	13,226
News Corp. - Class B (Media)	243	4,163
NextEra Energy, Inc. (Electric Utilities)	3,989	309,147
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,565	237,724
NiSource, Inc. (Multi-Utilities)	823	21,143
Nordson Corp. (Machinery)	110	24,750
Norfolk Southern Corp. (Road & Rail)	477	108,789
Northern Trust Corp. (Capital Markets)	423	35,680
Northrop Grumman Corp. (Aerospace & Defense)	294	161,409
NortonLifeLock, Inc. (Software)	1,203	27,104
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	857	14,475
NRG Energy, Inc. (Electric Utilities)	478	21,223
Nucor Corp. (Metals & Mining)	532	69,894
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,083	686,053
NVR, Inc.* (Household Durables)	6	25,427

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	534	$78,007
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,513	109,844
Old Dominion Freight Line, Inc.(a) (Road & Rail)	186	51,076
Omnicom Group, Inc. (Media)	416	30,264
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	880	54,058
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	907	53,803
Oracle Corp. (Software)	3,084	240,768
O'Reilly Automotive, Inc.* (Specialty Retail)	130	108,832
Organon & Co. (Pharmaceuticals)	517	13,535
Otis Worldwide Corp. (Machinery)	853	60,256
PACCAR, Inc. (Machinery)	705	68,265
Packaging Corp. of America (Containers & Packaging)	190	22,840
Paramount Global(a) - Class B (Media)	1,025	18,778
Parker-Hannifin Corp.(a) (Machinery)	261	75,852
Paychex, Inc. (IT Services)	651	77,020
Paycom Software, Inc.* (Software)	99	34,254
PayPal Holdings, Inc.* (IT Services)	2,348	196,246
Pentair PLC (Machinery)	334	14,345
PepsiCo, Inc. (Beverages)	2,801	508,605
PerkinElmer, Inc. (Life Sciences Tools & Services)	257	34,330
Pfizer, Inc. (Pharmaceuticals)	11,394	530,391
PG&E Corp.* (Electric Utilities)	3,292	49,150
Philip Morris International, Inc. (Tobacco)	3,148	289,144
Phillips 66 (Oil, Gas & Consumable Fuels)	977	101,891
Pinnacle West Capital Corp. (Electric Utilities)	230	15,458
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	485	124,359
Pool Corp.(a) (Distributors)	80	24,338
PPG Industries, Inc. (Chemicals)	477	54,464
PPL Corp. (Electric Utilities)	1,495	39,603
Principal Financial Group, Inc. (Insurance)	470	41,421
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	1,874	207,545
Prudential Financial, Inc. (Insurance)	755	79,418
PTC, Inc.* (Software)	214	25,216
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,013	56,799
Public Storage (Equity Real Estate Investment Trusts (REITs))	321	99,430
PulteGroup, Inc. (Household Durables)	470	18,795
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	209	17,991
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,280	268,265
Quanta Services, Inc. (Construction & Engineering)	289	41,050
Quest Diagnostics, Inc. (Health Care Providers & Services)	236	33,901
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	87	8,064
Raymond James Financial, Inc. (Capital Markets)	394	46,547
Raytheon Technologies Corp. (Aerospace & Defense)	2,998	284,269
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	1,253	78,024
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	313	18,940
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	217	162,479
Regions Financial Corp. (Banks)	1,897	41,639
Republic Services, Inc. (Commercial Services & Supplies)	417	55,303
ResMed, Inc. (Health Care Equipment & Supplies)	296	66,212
Robert Half International, Inc. (Professional Services)	223	17,051
Rockwell Automation, Inc. (Electrical Equipment)	235	59,996
Rollins, Inc. (Commercial Services & Supplies)	470	19,778
Roper Technologies, Inc. (Industrial Conglomerates)	215	89,126
Ross Stores, Inc. (Specialty Retail)	710	67,940
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	444	23,701
S&P Global, Inc. (Capital Markets)	692	222,305
Salesforce, Inc.* (Software)	2,019	328,269
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	219	59,108
Schlumberger, Ltd. (Energy Equipment & Services)	2,871	149,379
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	396	19,665
Sealed Air Corp. (Containers & Packaging)	294	14,000
Sempra Energy (Multi-Utilities)	639	96,451
ServiceNow, Inc.* (Software)	410	172,503
Signature Bank (Banks)	128	20,292
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	665	72,472
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	327	28,125
Snap-on, Inc. (Machinery)	108	23,981
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	113	25,993
Southwest Airlines Co.* (Airlines)	1,205	43,802
Stanley Black & Decker, Inc. (Machinery)	300	23,547
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,329	201,668
State Street Corp. (Capital Markets)	746	55,204
STERIS PLC (Health Care Equipment & Supplies)	203	35,034
Stryker Corp. (Health Care Equipment & Supplies)	683	156,571
SVB Financial Group* (Banks)	120	27,715
Synchrony Financial (Consumer Finance)	978	34,778
Synopsys, Inc.* (Software)	310	90,691
Sysco Corp. (Food & Staples Retailing)	1,034	89,503
T. Rowe Price Group, Inc.(a) (Capital Markets)	458	48,621
Take-Two Interactive Software, Inc.* (Entertainment)	318	37,677
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	511	16,188
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	464	31,724

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Target Corp. (Multiline Retail)	941	$154,559
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	650	79,450
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	96	38,206
Teleflex, Inc. (Health Care Equipment & Supplies)	96	20,598
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	318	25,869
Tesla, Inc.* (Automobiles)	5,407	1,230,309
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,854	297,808
Textron, Inc. (Aerospace & Defense)	431	29,498
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,357	35,499
The Allstate Corp. (Insurance)	548	69,185
The Bank of New York Mellon Corp. (Capital Markets)	1,493	62,870
The Boeing Co.* (Aerospace & Defense)	1,134	161,606
The Charles Schwab Corp. (Capital Markets)	3,100	246,978
The Clorox Co. (Household Products)	250	36,510
The Coca-Cola Co. (Beverages)	7,902	472,935
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	27,339
The Estee Lauder Cos., Inc. (Personal Products)	470	94,230
The Goldman Sachs Group, Inc. (Capital Markets)	693	238,746
The Hershey Co. (Food Products)	297	70,915
The Home Depot, Inc. (Specialty Retail)	2,087	618,024
The Interpublic Group of Cos., Inc. (Media)	795	23,683
The JM Smucker Co. - Class A (Food Products)	216	32,543
The Kraft Heinz Co. (Food Products)	1,617	62,206
The Kroger Co. (Food & Staples Retailing)	1,322	62,517
The Mosaic Co. (Chemicals)	702	37,733
The PNC Financial Services Group, Inc. (Banks)	832	134,643
The Procter & Gamble Co. (Household Products)	4,851	653,285
The Progressive Corp. (Insurance)	1,187	152,411
The Sherwin-Williams Co. (Chemicals)	480	108,014
The Southern Co. (Electric Utilities)	2,158	141,306
The TJX Cos., Inc. (Specialty Retail)	2,379	171,526
The Travelers Cos., Inc. (Insurance)	483	89,094
The Walt Disney Co.* (Entertainment)	3,701	394,304
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,474	80,974
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	796	409,119
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,222	185,206
Tractor Supply Co. (Specialty Retail)	226	49,668
Trane Technologies PLC (Building Products)	470	75,026
TransDigm Group, Inc. (Aerospace & Defense)	105	60,455
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	502	30,200
Truist Financial Corp. (Banks)	2,693	120,619
Tyler Technologies, Inc.* (Software)	84	27,160
Tyson Foods, Inc. - Class A (Food Products)	588	40,190
U.S. Bancorp (Banks)	2,745	116,525
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	620	24,651
Ulta Beauty, Inc.* (Specialty Retail)	105	44,034
Union Pacific Corp. (Road & Rail)	1,268	249,973
United Airlines Holdings, Inc.* (Airlines)	664	28,605
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,486	249,307
United Rentals, Inc.* (Trading Companies & Distributors)	141	44,515
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,899	1,054,230
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	133	15,411
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	800	100,440
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	812	31,774
VeriSign, Inc.* (IT Services)	189	37,887
Verisk Analytics, Inc. (Professional Services)	319	58,323
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,526	318,616
Vertex Pharmaceuticals, Inc.* (Biotechnology)	520	162,240
VF Corp. (Textiles, Apparel & Luxury Goods)	670	18,928
Viatris, Inc. (Pharmaceuticals)	2,463	24,950
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,956	62,631
Visa, Inc. - Class A (IT Services)	3,319	687,563
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	328	7,738
Vulcan Materials Co. (Construction Materials)	270	44,199
W.R. Berkley Corp. (Insurance)	415	30,868
W.W. Grainger, Inc. (Trading Companies & Distributors)	92	53,760
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,457	53,181
Walmart, Inc. (Food & Staples Retailing)	2,894	411,903
Warner Bros Discovery, Inc.* (Entertainment)	4,485	58,305
Waste Management, Inc. (Commercial Services & Supplies)	762	120,677
Waters Corp.* (Life Sciences Tools & Services)	122	36,499
WEC Energy Group, Inc. (Multi-Utilities)	641	58,543
Wells Fargo & Co. (Banks)	7,700	354,123
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	940	57,378
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	150	34,515
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	637	21,894
Westinghouse Air Brake Technologies Corp. (Machinery)	369	34,420
WestRock Co. (Containers & Packaging)	516	17,575
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	1,503	46,488
Whirlpool Corp. (Household Durables)	111	15,345
Willis Towers Watson PLC (Insurance)	224	48,879

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	210	$13,419
Xcel Energy, Inc. (Electric Utilities)	1,111	72,337
Xylem, Inc. (Machinery)	365	37,387
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	578	68,349
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	105	29,738
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	426	48,287
Zions Bancorp (Banks)	305	15,842
Zoetis, Inc. (Pharmaceuticals)	951	143,392
TOTAL COMMON STOCKS
(Cost $24,641,384)		66,053,291

Repurchase Agreements(b)(c) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $26,928,195	$26,926,000	$26,926,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,926,000)		26,926,000

Collateral for Securities Loaned(d) (1.1%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	997,003	$997,003
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $997,003)		997,003
TOTAL INVESTMENT SECURITIES
(Cost $52,564,387) - 99.1%		93,976,294
Net other assets (liabilities) - 0.9%		884,512
NET ASSETS - 100.0%		$94,860,806

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $977,762.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $14,529,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	21	12/19/22	$4,077,150	$35,814

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/28/22	3.68%	$54,378,087	$929,248
SPDR S&P 500 ETF	Goldman Sachs International	11/28/22	3.59%	27,247,197	319,505
				$81,625,284	$1,248,753

S&P 500	UBS AG	11/28/22	3.58%	$33,384,599	$549,172
SPDR S&P 500 ETF	UBS AG	11/28/22	3.18%	4,931,341	77,834
				$38,315,940	$627,006
				$119,941,224	$1,875,759

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

UltraBull ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$1,188,151	1.3%
Air Freight & Logistics	384,412	0.4%
Airlines	146,772	0.2%
Auto Components	68,087	0.1%
Automobiles	1,453,703	1.5%
Banks	2,564,980	2.7%
Beverages	1,246,084	1.3%
Biotechnology	1,556,932	1.6%
Building Products	293,904	0.3%
Capital Markets	1,991,044	2.1%
Chemicals	1,182,437	1.2%
Commercial Services & Supplies	320,498	0.3%
Communications Equipment	564,347	0.6%
Construction & Engineering	41,050	NM
Construction Materials	86,868	0.1%
Consumer Finance	356,050	0.4%
Containers & Packaging	174,019	0.2%
Distributors	104,818	0.1%
Diversified Financial Services	1,081,210	1.1%
Diversified Telecommunication Services	596,617	0.6%
Electric Utilities	1,267,077	1.3%
Electrical Equipment	360,812	0.4%
Electronic Equipment, Instruments & Components	430,030	0.5%
Energy Equipment & Services	273,269	0.3%
Entertainment	949,691	1.0%
Equity Real Estate Investment Trusts (REITs)	1,701,888	1.8%
Food & Staples Retailing	1,068,454	1.1%
Food Products	775,437	0.8%
Gas Utilities	30,260	NM
Health Care Equipment & Supplies	2,155,107	2.3%
Health Care Providers & Services	2,474,831	2.6%
Hotels, Restaurants & Leisure	1,302,234	1.4%
Household Durables	198,995	0.2%
Household Products	936,681	1.0%
Independent Power and Renewable Electricity Producers	35,499	NM
Industrial Conglomerates	682,897	0.7%
Insurance	1,575,199	1.7%
Interactive Media & Services	2,636,826	2.8%
Internet & Direct Marketing Retail	1,911,799	2.0%
IT Services	2,980,261	3.1%
Leisure Products	17,226	NM
Life Sciences Tools & Services	833,633	0.9%
Machinery	1,169,749	1.2%
Media	490,366	0.5%
Metals & Mining	230,025	0.2%
Multiline Retail	340,292	0.4%
Multi-Utilities	571,486	0.6%
Oil, Gas & Consumable Fuels	3,271,006	3.4%
Personal Products	94,230	0.1%
Pharmaceuticals	3,100,689	3.3%
Professional Services	242,078	0.3%
Real Estate Management & Development	46,253	0.1%
Road & Rail	565,073	0.6%
Semiconductors & Semiconductor Equipment	3,116,643	3.3%
Software	5,322,940	5.6%
Specialty Retail	1,496,133	1.6%
Technology Hardware, Storage & Peripherals	4,863,562	5.1%
Textiles, Apparel & Luxury Goods	280,904	0.3%
Tobacco	458,261	0.5%
Trading Companies & Distributors	154,676	0.2%
Water Utilities	53,630	0.1%
Wireless Telecommunication Services	185,206	0.2%
Other **	28,807,515	30.4%
Total	$94,860,806	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (85.2%)

	Shares	Value
21Vianet Group, Inc.*ADR(a) (IT Services)	6,663	$27,918
360 DigiTech, Inc.ADR (Consumer Finance)	6,952	70,632
Agora, Inc.*ADR (Software)	4,515	12,597
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	26,240	1,668,340
Autohome, Inc.ADR (Interactive Media & Services)	3,787	98,916
Baidu, Inc.*ADR (Interactive Media & Services)	6,748	516,695
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	4,042	15,925
Beigene, Ltd.*ADR(a) (Biotechnology)	3,257	550,075
Bilibili, Inc.*ADR(a) (Entertainment)	15,036	134,121
Canaan, Inc.*ADR (Technology Hardware, Storage & Peripherals)	9,770	28,333
China Southern Airlines Co., Ltd.*ADR (Airlines)	2,311	60,710
Chindata Group Holdings, Ltd.*ADR (IT Services)	8,834	46,909
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	4,079	179,435
GDS Holdings, Ltd.*ADR(a) (IT Services)	7,719	66,614
Hello Group, Inc.ADR (Interactive Media & Services)	10,690	50,243
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	9,937	269,094
HUYA, Inc.*ADR (Entertainment)	5,892	11,018
iQIYI, Inc.*ADR (Entertainment)	22,871	46,199
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	24,858	926,955
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	2,739	130,048
JOYY, Inc.ADR (Interactive Media & Services)	3,209	80,963
KE Holdings, Inc.*ADR (Real Estate Management & Development)	30,051	305,919
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	6,900	17,457
NetEase, Inc.ADR (Entertainment)	6,133	341,118
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	10,195	242,029
NIO, Inc.*ADR (Automobiles)	31,866	308,144
Niu Technologies*ADR (Automobiles)	3,001	7,863
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	7,819	428,716
ReneSola, Ltd.*ADR (Construction & Engineering)	3,064	13,849
TAL Education Group*ADR (Diversified Consumer Services)	33,670	158,586
Tencent Music Entertainment Group*ADR (Entertainment)	40,753	147,118
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	21,134	478,262
Up Fintech Holding, Ltd.*ADR (Capital Markets)	5,383	19,917
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	23,840	166,165
Weibo Corp.*ADR (Interactive Media & Services)	4,790	54,223
Zai Lab, Ltd.*ADR (Biotechnology)	5,147	114,675
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	20,300	342,867
TOTAL COMMON STOCKS
(Cost $7,920,234)		8,138,648

Repurchase Agreements(b)(c) (19.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,888,154	$1,888,000	$1,888,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,888,000)		1,888,000

Collateral for Securities Loaned(d) (7.9%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	758,607	$758,607
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $758,607)		758,607
TOTAL INVESTMENT SECURITIES
(Cost $10,566,841) - 112.9%		10,785,255
Net other assets (liabilities) - (12.9)%		(1,232,777)
NET ASSETS - 100.0%		$9,552,478

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $742,803.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,197,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	11/28/22	3.68%	$6,660,077	$(256,626)
S&P China Select ADR Index (USD)	UBS AG	11/28/22	3.33%	4,322,189	(188,677)
				$10,982,266	$(445,303)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$342,867	3.6%
Airlines	60,710	0.6%
Automobiles	316,007	3.3%
Biotechnology	664,750	7.0%
Capital Markets	19,917	0.2%
Construction & Engineering	13,849	0.2%
Consumer Finance	70,632	0.7%
Diversified Consumer Services	400,615	4.2%
Entertainment	679,574	7.1%
Hotels, Restaurants & Leisure	269,094	2.8%
Interactive Media & Services	801,040	8.4%
Internet & Direct Marketing Retail	3,684,363	38.6%
IT Services	158,898	1.7%
Real Estate Management & Development	305,919	3.2%
Semiconductors & Semiconductor Equipment	309,483	3.2%
Software	12,597	0.1%
Technology Hardware, Storage & Peripherals	28,333	0.3%
Other **	1,413,830	14.8%
Total	$9,552,478	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2022:

	Value	% of Net Assets
China	$8,138,648	85.2%
Other **	1,413,830	14.8%
Total	$9,552,478	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (69.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	5,101	$641,655
American Express Co. (Consumer Finance)	5,100	757,095
Amgen, Inc. (Biotechnology)	5,101	1,379,055
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,102	782,341
Caterpillar, Inc. (Machinery)	5,101	1,104,162
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,101	922,771
Cisco Systems, Inc. (Communications Equipment)	5,101	231,738
Dow, Inc. (Chemicals)	5,099	238,327
Honeywell International, Inc. (Industrial Conglomerates)	5,101	1,040,706
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,100	144,993
International Business Machines Corp. (IT Services)	5,102	705,556
Johnson & Johnson (Pharmaceuticals)	5,103	887,770
JPMorgan Chase & Co. (Banks)	5,101	642,114
McDonald's Corp. (Hotels, Restaurants & Leisure)	5,102	1,391,111
Merck & Co., Inc. (Pharmaceuticals)	5,102	516,322
Microsoft Corp. (Software)	5,100	1,183,863
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,101	472,761
Salesforce, Inc.* (Software)	5,102	829,534
The Boeing Co.* (Aerospace & Defense)	5,101	726,944
The Coca-Cola Co. (Beverages)	5,101	305,295
The Goldman Sachs Group, Inc. (Capital Markets)	5,100	1,757,001
The Home Depot, Inc. (Specialty Retail)	5,101	1,510,559
The Procter & Gamble Co. (Household Products)	5,101	686,952
The Travelers Cos., Inc. (Insurance)	5,101	940,930
The Walt Disney Co.* (Entertainment)	5,101	543,461
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,101	2,831,821
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,101	190,624
Visa, Inc. - Class A (IT Services)	5,101	1,056,723
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,103	186,260
Walmart, Inc. (Food & Staples Retailing)	5,101	726,024
TOTAL COMMON STOCKS
(Cost $12,934,173)		25,334,468

Repurchase Agreements(a)(b) (26.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $9,546,778	$9,546,000	$9,546,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,546,000)		9,546,000
TOTAL INVESTMENT SECURITIES
(Cost $22,480,173) - 95.0%		34,880,468
Net other assets (liabilities) - 5.0%		1,821,323
NET ASSETS - 100.0%		$36,701,791

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $5,312,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	28	12/19/22	$4,588,500	$212,210

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/28/22	3.68%	$19,257,632	$342,863
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/28/22	3.52%	6,560,453	136,950
				$25,818,085	$479,813

Dow Jones Industrial Average	UBS AG	11/28/22	3.58%	$12,513,840	$262,613
SPDR Dow Jones Industrial Average ETF	UBS AG	11/28/22	3.38%	5,102,916	106,602
				$17,616,756	$369,215
				$43,434,841	$849,028

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$726,944	2.0%
Banks	642,114	1.7%
Beverages	305,295	0.8%
Biotechnology	1,379,055	3.8%
Capital Markets	1,757,001	4.8%
Chemicals	238,327	0.6%
Communications Equipment	231,738	0.6%
Consumer Finance	757,095	2.1%
Diversified Telecommunication Services	190,624	0.5%
Entertainment	543,461	1.5%
Food & Staples Retailing	912,285	2.5%
Health Care Providers & Services	2,831,820	7.7%
Hotels, Restaurants & Leisure	1,391,111	3.8%
Household Products	686,952	1.9%
Industrial Conglomerates	1,682,361	4.6%
Insurance	940,930	2.6%
IT Services	1,762,279	4.8%
Machinery	1,104,163	3.0%
Oil, Gas & Consumable Fuels	922,771	2.5%
Pharmaceuticals	1,404,091	3.8%
Semiconductors & Semiconductor Equipment	144,993	0.4%
Software	2,013,397	5.5%
Specialty Retail	1,510,559	4.1%
Technology Hardware, Storage & Peripherals	782,341	2.1%
Textiles, Apparel & Luxury Goods	472,761	1.3%
Other **	11,367,323	31.0%
Total	$36,701,791	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (84.3%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	6,299	$400,491
Ambev S.A.ADR (Beverages)	15,157	46,077
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	3,842	72,268
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	1,438	18,766
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,841	29,731
Baidu, Inc.*ADR (Interactive Media & Services)	975	74,656
Banco Bradesco S.A.ADR (Banks)	18,285	69,300
Banco de ChileADR (Banks)	746	13,421
Beigene, Ltd.*ADR (Biotechnology)	180	30,400
Bilibili, Inc.*ADR(a) (Entertainment)	765	6,824
Cemex S.A.B. de C.V.*ADR (Construction Materials)	5,203	20,084
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	3,820	36,557
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,306	44,939
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	207	9,106
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	418	22,702
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	631	45,192
Gerdau S.A.ADR (Metals & Mining)	3,939	19,616
Gold Fields, Ltd.ADR(a) (Metals & Mining)	3,064	24,144
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	119	18,452
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	68	15,873
HDFC Bank, Ltd.ADR (Banks)	4,679	291,548
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	505	13,675
ICICI Bank, Ltd.ADR (Banks)	8,825	194,503
Infosys, Ltd.ADR (IT Services)	12,506	234,237
Itau Unibanco Holding S.A.ADR (Banks)	16,655	96,932
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	3,298	122,983
KB Financial Group, Inc.ADR (Banks)	1,332	44,675
KE Holdings, Inc.*ADR (Real Estate Management & Development)	1,753	17,846
Korea Electric Power Corp.*ADR (Electric Utilities)	1,765	10,361
NetEase, Inc.ADR (Entertainment)	1,283	71,360
NIO, Inc.*ADR (Automobiles)	4,603	44,511
Petroleo Brasileiro S.A.ADR(a) (Oil, Gas & Consumable Fuels)	6,395	81,984
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,521	83,396
POSCOADR (Metals & Mining)	1,043	45,245
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	1,634	45,458
Sasol, Ltd.ADR (Chemicals)	1,990	33,492
Shinhan Financial Group Co., Ltd.ADR (Banks)	1,763	44,586
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	2,310	21,691
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	662	12,949
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	491	45,996
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	2,714	27,927
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,979	675,758
Tata Motors, Ltd.*ADR(a) (Automobiles)	1,210	30,262
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	1,687	38,177
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	7,979	47,315
Vale S.A.ADR (Metals & Mining)	13,401	173,410
Wipro, Ltd.ADR (IT Services)	5,087	23,909
Woori Financial Group, Inc.ADR (Banks)	651	16,210
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,451	24,507
TOTAL COMMON STOCKS
(Cost $2,273,806)		3,633,502

Preferred Stock (2.1%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,894	90,860
TOTAL PREFERRED STOCK
(Cost $19,947)		90,860

Repurchase Agreements(b)(c) (13.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $580,047	$580,000	$580,000
TOTAL REPURCHASE AGREEMENTS
(Cost $580,000)		580,000

Collateral for Securities Loaned(d) (5.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	222,965	$222,965
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $222,965)		222,965
TOTAL INVESTMENT SECURITIES
(Cost $3,096,718) - 105.1%		4,527,327
Net other assets (liabilities) - (5.1)%		(218,500)
NET ASSETS - 100.0%		$4,308,827

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $212,929.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $163,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	11/28/22	3.68%	$2,306,172	$(14,544)
S&P Emerging 50 ADR Index (USD)	UBS AG	11/28/22	3.58%	2,595,563	(17,100)
				$4,901,735	$(31,644)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$24,507	0.6%
Automobiles	74,773	1.7%
Banks	771,176	17.9%
Beverages	91,269	2.1%
Biotechnology	30,400	0.7%
Chemicals	79,489	1.8%
Construction Materials	20,084	0.5%
Diversified Telecommunication Services	90,397	2.1%
Electric Utilities	46,918	1.1%
Entertainment	78,184	1.8%
Hotels, Restaurants & Leisure	13,675	0.3%
Interactive Media & Services	74,656	1.7%
Internet & Direct Marketing Retail	645,046	15.0%
IT Services	258,146	6.0%
Metals & Mining	302,872	7.0%
Oil, Gas & Consumable Fuels	172,844	4.0%
Paper & Forest Products	27,927	0.7%
Pharmaceuticals	22,702	0.5%
Real Estate Management & Development	17,846	0.4%
Semiconductors & Semiconductor Equipment	761,909	17.7%
Transportation Infrastructure	34,325	0.8%
Wireless Telecommunication Services	85,217	2.0%
Other **	584,465	13.6%
Total	$4,308,827	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2022:

	Value	% of Net Assets
Brazil	$642,663	14.9%
Chile	59,417	1.4%
China	950,881	22.0%
India	797,161	18.5%
Indonesia	45,458	1.1%
Mexico	171,869	4.0%
South Africa	98,093	2.3%
South Korea	161,077	3.7%
Taiwan	797,743	18.5%
Other **	584,465	13.6%
Total	$4,308,827	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (107.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $2,043,167	$2,043,000	$2,043,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,043,000)		2,043,000
TOTAL INVESTMENT SECURITIES
(Cost $2,043,000) - 107.1%		2,043,000
Net other assets (liabilities) - (7.1)%		(135,021)
NET ASSETS - 100.0%		$1,907,979

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $145,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/28/22	3.58%	$3,431,671	$2,950
MSCI EAFE Index	UBS AG	11/28/22	3.88%	374,405	1,152
				$3,806,076	$4,102

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a) (84.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $10,544,860	$10,544,000	$10,544,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,544,000)		10,544,000
TOTAL INVESTMENT SECURITIES
(Cost $10,544,000) - 84.7%		10,544,000
Net other assets (liabilities) - 15.3%		1,898,450
NET ASSETS - 100.0%		$12,442,450

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	180	12/9/22	$24,799,500	$50,202

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/28/22	3.53%	$63,908	$2,085

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (76.6%)

	Shares	Value
Ambev S.A.ADR (Beverages)	121,716	$370,017
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	27,774	522,429
Banco Bradesco S.A.ADR (Banks)	99,102	375,597
Banco de ChileADR (Banks)	7,365	132,496
Banco Santander Brasil S.A.ADR(a) (Banks)	12,714	72,470
Banco Santander ChileADR (Banks)	5,272	76,075
Bancolombia S.A.ADR (Banks)	3,833	97,243
BRF S.A.*ADR (Food Products)	26,063	62,551
Cemex S.A.B. de C.V.*ADR (Construction Materials)	51,333	198,145
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	37,695	360,741
Cia Energetica de Minas GeraisADR (Electric Utilities)	49,696	108,834
Cia Paranaense de EnergiaADR(a) (Electric Utilities)	8,166	57,734
Cia Siderurgica Nacional S.A.ADR(a) (Metals & Mining)	22,115	53,297
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,781	111,829
Companhia de Saneamento Basico do Estado de Sao PauloADR (Water Utilities)	11,589	133,969
Ecopetrol S.A.ADR(a) (Oil, Gas & Consumable Fuels)	8,366	82,489
Embraer SA*ADR (Aerospace & Defense)	5,901	62,374
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	5,489	393,122
Gerdau S.A.ADR (Metals & Mining)	38,863	193,538
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,171	181,575
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,154	73,591
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	667	155,691
Grupo Televisa S.A.B.ADR (Media)	17,160	90,090
Itau Unibanco Holding S.A.ADR (Banks)	120,394	700,692
Natura & Co. Holding S.A.ADR (Personal Products)	14,283	81,699
Petroleo Brasileiro S.A.ADR(a) (Oil, Gas & Consumable Fuels)	46,227	592,631
Sendas Distribuidora S.A.ADR (Food & Staples Retailing)	5,391	102,699
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,437	321,978
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	26,774	275,504
Telefonica Brasil S.A.ADR(a) (Diversified Telecommunication Services)	14,785	118,132
Ternium S.A.ADR (Metals & Mining)	1,664	47,907
TIM S.A.ADR (Wireless Telecommunication Services)	5,418	69,080
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	24,581	64,156
Vale S.A.ADR (Metals & Mining)	96,876	1,253,574
TOTAL COMMON STOCKS
(Cost $4,459,448)		7,593,949

Preferred Stock (6.6%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	57,064	$656,807
TOTAL PREFERRED STOCK
(Cost $264,046)		656,807

Repurchase Agreements(b)(c) (14.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,426,116	$1,426,000	$1,426,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,426,000)		1,426,000

Collateral for Securities Loaned(d) (13.7%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	1,360,545	$1,360,545
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,360,545)		1,360,545
TOTAL INVESTMENT SECURITIES
(Cost $7,510,039) - 111.3%		11,037,301
Net other assets (liabilities) - (11.3)%		(1,120,826)
NET ASSETS - 100.0%		$9,916,475

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $1,327,608.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $642,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	11/28/22	3.68%	$5,686,372	$50,273
S&P Latin America 35 ADR Index (USD)	UBS AG	11/28/22	3.58%	5,923,810	51,522
				$11,610,182	$101,795

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$62,374	0.6%
Banks	1,454,574	14.7%
Beverages	874,968	8.8%
Chemicals	321,978	3.3%
Construction Materials	198,145	2.0%
Diversified Telecommunication Services	118,132	1.2%
Electric Utilities	527,309	5.3%
Food & Staples Retailing	102,699	1.0%
Food Products	62,551	0.6%
Media	90,090	0.9%
Metals & Mining	1,548,317	15.6%
Oil, Gas & Consumable Fuels	1,396,082	14.1%
Paper & Forest Products	275,504	2.8%
Personal Products	81,699	0.8%
Transportation Infrastructure	410,857	4.1%
Water Utilities	133,969	1.4%
Wireless Telecommunication Services	591,508	6.0%
Other **	1,665,719	16.8%
Total	$9,916,475	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2022:

	Value	% of Net Assets
Brazil	$5,766,096	58.1%
Chile	530,549	5.4%
Colombia	179,732	1.8%
Luxembourg	47,907	0.5%
Mexico	1,726,472	17.4%
Other **	1,665,719	16.8%
Total	$9,916,475	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (71.8%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,294	$105,201
ACI Worldwide, Inc.* (Software)	1,625	39,536
Acuity Brands, Inc. (Electrical Equipment)	466	85,544
Adient PLC* (Auto Components)	1,351	47,258
AECOM (Construction & Engineering)	1,989	149,732
Affiliated Managers Group, Inc. (Capital Markets)	545	67,667
AGCO Corp. (Machinery)	882	109,518
Alcoa Corp. (Metals & Mining)	2,563	100,034
ALLETE, Inc. (Electric Utilities)	813	45,748
Amedisys, Inc.* (Health Care Providers & Services)	462	45,087
American Financial Group, Inc. (Insurance)	995	144,383
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,430	29,730
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	6,141	113,916
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	4,766	50,758
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,988	146,199
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	2,197	84,431
AptarGroup, Inc. (Containers & Packaging)	931	92,309
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	914	92,552
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,508	52,493
ASGN, Inc.* (Professional Services)	715	60,618
Ashland, Inc. (Chemicals)	710	74,493
Aspen Technology, Inc.* (Software)	412	99,477
Associated Banc-Corp. (Banks)	2,141	52,133
AutoNation, Inc.* (Specialty Retail)	550	58,471
Avient Corp. (Chemicals)	1,218	42,009
Avis Budget Group, Inc.* (Road & Rail)	411	97,185
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,349	54,216
Axon Enterprise, Inc.* (Aerospace & Defense)	962	139,913
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	1,069	47,464
Bank of Hawaii Corp. (Banks)	572	43,443
Bank OZK (Banks)	1,584	68,080
Belden, Inc. (Electronic Equipment, Instruments & Components)	620	43,171
BellRing Brands, Inc.* (Personal Products)	1,930	46,745
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,926	149,073
Black Hills Corp. (Multi-Utilities)	927	60,598
Blackbaud, Inc.* (Software)	635	34,735
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,157	66,828
Bread Financial Holdings, Inc. (IT Services)	710	25,638
Brighthouse Financial, Inc.* (Insurance)	1,023	58,383
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,269	90,972
Bruker Corp. (Life Sciences Tools & Services)	1,435	88,740
Brunswick Corp. (Leisure Products)	1,059	74,840
Builders FirstSource, Inc.* (Building Products)	2,223	137,071
Cable One, Inc. (Media)	70	60,160
Cabot Corp. (Chemicals)	802	58,931
CACI International, Inc.* - Class A (Professional Services)	334	101,545
Cadence Bank (Banks)	2,599	71,862
Calix, Inc.* (Communications Equipment)	809	59,575
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,966	89,806
Carlisle Cos., Inc. (Industrial Conglomerates)	737	175,996
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	556	37,736
Casey's General Stores, Inc. (Food & Staples Retailing)	531	123,569
Cathay General Bancorp (Banks)	1,060	48,336
Celsius Holdings, Inc.* (Beverages)	571	52,006
ChampionX Corp. (Energy Equipment & Services)	2,891	82,740
Chart Industries, Inc.* (Machinery)	511	113,892
Chemed Corp. (Health Care Providers & Services)	212	98,976
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	413	53,624
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	473	98,341
Ciena Corp.* (Communications Equipment)	2,133	102,171
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	797	53,495
Clean Harbors, Inc.* (Commercial Services & Supplies)	717	87,804
Cleveland-Cliffs, Inc.* (Metals & Mining)	7,369	95,723
CNO Financial Group, Inc. (Insurance)	1,630	35,958
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,699	45,370
Coca-Cola Consolidated, Inc. (Beverages)	66	32,143
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,470	114,188
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,844	61,977
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	504	37,548
Commerce Bancshares, Inc. (Banks)	1,554	110,085
Commercial Metals Co. (Metals & Mining)	1,716	78,078
CommVault Systems, Inc.* (Software)	638	38,848
Concentrix Corp. (IT Services)	608	74,316
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,602	42,693
Coty, Inc.* - Class A (Personal Products)	5,141	34,496
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,157	51,250
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	325	37,122
Crane Holdings Co. (Machinery)	679	68,131
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	878	62,119
Cullen/Frost Bankers, Inc. (Banks)	914	141,717
Curtiss-Wright Corp. (Aerospace & Defense)	547	91,803
Dana, Inc. (Auto Components)	1,818	29,015
Darling Ingredients, Inc.* (Food Products)	2,285	179,327
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	378	132,273
Dick's Sporting Goods, Inc. (Specialty Retail)	811	92,259
Donaldson Co., Inc. (Machinery)	1,760	101,112

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	2,504	$44,045
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,378	82,267
Dycom Industries, Inc.* (Construction & Engineering)	421	49,754
Dynatrace, Inc.* (Software)	2,865	100,963
Eagle Materials, Inc. (Construction Materials)	537	65,680
East West Bancorp, Inc. (Banks)	2,007	143,642
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	621	97,304
EMCOR Group, Inc. (Construction & Engineering)	703	99,193
Encompass Health Corp. (Health Care Providers & Services)	1,421	77,359
Energizer Holdings, Inc. (Household Products)	944	27,272
EnerSys (Electrical Equipment)	579	38,382
Enovis Corp.* (Health Care Equipment & Supplies)	679	33,577
Envestnet, Inc.* (Software)	786	38,758
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,328	76,847
EPR Properties (Equity Real Estate Investment Trusts (REITs))	1,069	41,263
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,162	51,884
Esab Corp. (Machinery)	650	24,245
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,533	60,676
Essential Utilities, Inc. (Water Utilities)	3,397	150,215
Euronet Worldwide, Inc.* (IT Services)	671	56,371
Evercore Partners, Inc. - Class A (Capital Markets)	513	53,916
Exelixis, Inc.* (Biotechnology)	4,585	76,019
ExlService Holdings, Inc.* (IT Services)	471	85,651
F.N.B. Corp. (Banks)	4,997	72,207
Fair Isaac Corp.* (Software)	360	172,382
Federated Hermes, Inc. - Class B (Capital Markets)	1,206	41,909
First American Financial Corp. (Insurance)	1,484	74,794
First Financial Bankshares, Inc. (Banks)	1,848	71,130
First Horizon Corp. (Banks)	7,644	187,355
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,881	89,592
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,412	205,544
FirstCash Holdings, Inc. (Consumer Finance)	543	53,458
Five Below, Inc.* (Specialty Retail)	790	115,617
Flowers Foods, Inc. (Food Products)	2,749	78,924
Flowserve Corp. (Machinery)	1,861	53,373
Fluor Corp.* (Construction & Engineering)	2,024	61,246
Foot Locker, Inc. (Specialty Retail)	1,144	36,265
Fox Factory Holding Corp.* (Auto Components)	602	52,886
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	3,176	74,382
FTI Consulting, Inc.* (Professional Services)	492	76,570
Fulton Financial Corp. (Banks)	2,384	43,460
GameStop Corp.*(a) - Class A (Specialty Retail)	3,601	101,944
GATX Corp. (Trading Companies & Distributors)	503	52,669
Genpact, Ltd. (IT Services)	2,405	116,642
Gentex Corp. (Auto Components)	3,350	88,742
Glacier Bancorp, Inc. (Banks)	1,578	90,388
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,097	73,499
Graco, Inc. (Machinery)	2,409	167,619
Graham Holdings Co. - Class B (Diversified Consumer Services)	55	34,313
Grand Canyon Education, Inc.* (Diversified Consumer Services)	455	45,787
Greif, Inc. - Class A (Containers & Packaging)	379	25,094
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,257	43,454
GXO Logistics, Inc.* (Air Freight & Logistics)	1,690	61,753
H&R Block, Inc. (Diversified Consumer Services)	2,274	93,575
Haemonetics Corp.* (Health Care Equipment & Supplies)	731	62,098
Halozyme Therapeutics, Inc.* (Biotechnology)	1,963	93,851
Hancock Whitney Corp. (Banks)	1,221	68,217
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,971	33,902
Harley-Davidson, Inc. (Automobiles)	1,895	81,485
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,559	59,304
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	5,421	110,209
HealthEquity, Inc.* (Health Care Providers & Services)	1,202	93,648
Helen of Troy, Ltd.* (Household Durables)	341	32,265
Hexcel Corp. (Aerospace & Defense)	1,198	66,729
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	2,070	126,622
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,498	42,289
Home BancShares, Inc. (Banks)	2,717	69,256
Hubbell, Inc. (Electrical Equipment)	765	181,672
IAA, Inc.* (Commercial Services & Supplies)	1,905	72,257
ICU Medical, Inc.* (Health Care Equipment & Supplies)	286	42,445
IDACORP, Inc. (Electric Utilities)	720	75,384
Inari Medical, Inc.* (Health Care Equipment & Supplies)	685	52,697
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,160	52,962
Ingevity Corp.* (Chemicals)	510	34,308
Ingredion, Inc. (Food Products)	933	83,149
Insperity, Inc. (Professional Services)	509	60,072
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,035	52,009
Interactive Brokers Group, Inc. (Capital Markets)	1,465	117,420
International Bancshares Corp. (Banks)	754	37,398
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	472	40,432

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,809	$93,218
ITT, Inc. (Machinery)	1,178	89,987
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,960	125,930
Janus Henderson Group PLC (Capital Markets)	1,888	42,990
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	893	128,405
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	1,418	27,906
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,649	91,152
JetBlue Airways Corp.* (Airlines)	4,614	37,097
John Wiley & Sons, Inc. - Class A (Media)	612	25,820
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	683	108,658
KB Home (Household Durables)	1,204	34,699
KBR, Inc. (Professional Services)	1,981	98,594
Kemper Corp. (Insurance)	910	43,380
Kennametal, Inc. (Machinery)	1,159	30,957
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,498	64,025
Kinsale Capital Group, Inc. (Insurance)	307	96,757
Kirby Corp.* (Marine)	853	59,497
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	3,121	61,296
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,289	109,941
Kohl's Corp. (Multiline Retail)	1,830	54,809
Kyndryl Holdings, Inc.* (IT Services)	2,907	28,111
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts (REITs))	1,241	114,457
Lancaster Colony Corp. (Food Products)	282	50,839
Landstar System, Inc. (Road & Rail)	519	81,078
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	978	72,362
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,956	94,886
Lear Corp. (Auto Components)	846	117,349
Leggett & Platt, Inc. (Household Durables)	1,889	63,754
Lennox International, Inc. (Building Products)	459	107,209
LHC Group, Inc.* (Health Care Providers & Services)	442	73,858
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,202	132,954
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,344	75,452
Lincoln Electric Holdings, Inc. (Machinery)	825	117,150
Lithia Motors, Inc. (Specialty Retail)	392	77,675
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	353	77,748
LivaNova PLC* (Health Care Equipment & Supplies)	763	35,937
Louisiana-Pacific Corp. (Paper & Forest Products)	1,052	59,596
Lumentum Holdings, Inc.* (Communications Equipment)	983	73,184
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	728	42,129
Macy's, Inc. (Multiline Retail)	3,843	80,126
Manhattan Associates, Inc.* (Software)	893	108,651
ManpowerGroup, Inc. (Professional Services)	737	57,737
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	560	82,746
Masimo Corp.* (Health Care Equipment & Supplies)	688	90,541
MasTec, Inc.* (Construction & Engineering)	814	62,743
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,599	106,254
Mattel, Inc.* (Leisure Products)	5,032	95,407
MAXIMUS, Inc. (IT Services)	863	53,221
MDU Resources Group, Inc. (Multi-Utilities)	2,897	82,507
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	8,533	97,703
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	358	79,469
Mercury Systems, Inc.* (Aerospace & Defense)	822	39,785
MGIC Investment Corp. (Thrifts & Mortgage Finance)	4,323	59,009
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	815	66,952
MP Materials Corp.* (Metals & Mining)	1,315	39,503
MSA Safety, Inc. (Commercial Services & Supplies)	524	70,342
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	674	55,929
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,082	100,998
Murphy USA, Inc. (Specialty Retail)	306	96,240
National Fuel Gas Co. (Gas Utilities)	1,303	87,939
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,885	71,969
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,523	106,042
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	1,216	51,875
Navient Corp. (Consumer Finance)	1,577	23,876
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,951	41,479
Neogen Corp.* (Health Care Equipment & Supplies)	3,079	40,643
Neurocrine Biosciences, Inc.* (Biotechnology)	1,362	156,794
New Jersey Resources Corp. (Gas Utilities)	1,371	61,201
New York Community Bancorp, Inc.(a) (Thrifts & Mortgage Finance)	6,641	61,828
NewMarket Corp. (Chemicals)	98	29,825
Nordstrom, Inc. (Multiline Retail)	1,601	32,564
NorthWestern Corp. (Multi-Utilities)	800	42,264
NOV, Inc. (Energy Equipment & Services)	5,599	125,418
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	508	71,831
Nu Skin Enterprises, Inc. - Class A (Personal Products)	718	27,420
NuVasive, Inc.* (Health Care Equipment & Supplies)	742	32,744
nVent Electric PLC (Electrical Equipment)	2,372	86,578
OGE Energy Corp. (Electric Utilities)	2,852	104,469
Old National Bancorp (Banks)	4,172	81,604
Old Republic International Corp. (Insurance)	4,093	94,999

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Olin Corp. (Chemicals)	1,923	$101,823
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	828	46,368
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	3,335	105,986
Omnicell, Inc.* (Health Care Technology)	631	48,789
ONE Gas, Inc. (Gas Utilities)	771	59,737
Option Care Health, Inc.* (Health Care Providers & Services)	2,202	66,633
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	637	57,617
Oshkosh Corp. (Machinery)	931	81,928
Owens Corning (Building Products)	1,371	117,371
PacWest Bancorp (Banks)	1,678	41,715
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	458	33,265
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	3,203	41,895
Patterson Cos., Inc. (Health Care Providers & Services)	1,234	32,047
Paylocity Holding Corp.* (Software)	583	135,134
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,372	98,976
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,873	30,043
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,259	74,773
Penumbra, Inc.* (Health Care Equipment & Supplies)	540	92,594
Performance Food Group Co.* (Food & Staples Retailing)	2,208	114,904
Perrigo Co. PLC (Pharmaceuticals)	1,918	77,257
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,224	48,553
Pilgrim's Pride Corp.* (Food Products)	647	14,913
Pinnacle Financial Partners, Inc. (Banks)	1,089	90,376
PNM Resources, Inc. (Electric Utilities)	1,223	56,833
Polaris, Inc. (Leisure Products)	798	81,077
Portland General Electric Co. (Electric Utilities)	1,415	63,590
Post Holdings, Inc.* (Food Products)	775	70,076
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	1,148	51,075
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	815	54,369
Primerica, Inc. (Insurance)	534	77,270
Progyny, Inc.* (Health Care Providers & Services)	1,063	47,272
Prosperity Bancshares, Inc. (Banks)	1,299	92,969
PVH Corp. (Textiles, Apparel & Luxury Goods)	954	48,959
Qualys, Inc.* (Software)	497	70,852
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	773	69,431
R1 RCM, Inc.* (Health Care Providers & Services)	1,956	34,543
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,530	100,534
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	2,086	70,298
Regal Rexnord Corp. (Electrical Equipment)	947	119,833
Reinsurance Group of America, Inc. (Insurance)	955	140,547
Reliance Steel & Aluminum Co. (Metals & Mining)	859	173,071
RenaissanceRe Holdings, Ltd. (Insurance)	623	96,366
Repligen Corp.* (Life Sciences Tools & Services)	735	134,130
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	2,437	134,718
RH* (Specialty Retail)	285	72,370
RLI Corp. (Insurance)	575	74,790
Royal Gold, Inc. (Metals & Mining)	935	88,788
RPM International, Inc. (Chemicals)	1,838	173,820
Ryder System, Inc. (Road & Rail)	729	58,692
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,290	44,941
Sabre Corp.* (IT Services)	4,675	27,162
Saia, Inc.* (Road & Rail)	376	74,771
Science Applications International Corp. (Professional Services)	793	85,914
SEI Investments Co. (Capital Markets)	1,467	79,658
Selective Insurance Group, Inc. (Insurance)	859	84,251
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	904	25,032
Sensient Technologies Corp. (Chemicals)	599	42,805
Service Corp. International (Diversified Consumer Services)	2,246	136,130
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	512	150,093
Silgan Holdings, Inc. (Containers & Packaging)	1,193	56,500
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	488	56,081
Simpson Manufacturing Co., Inc. (Building Products)	615	52,570
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	227	20,387
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,921	66,140
SL Green Realty Corp.(a) (Equity Real Estate Investment Trusts (REITs))	916	36,347
SLM Corp. (Consumer Finance)	3,581	59,409
Sonoco Products Co. (Containers & Packaging)	1,389	86,229
Sotera Health Co.* (Life Sciences Tools & Services)	1,411	9,708
Southwest Gas Holdings, Inc. (Gas Utilities)	878	64,155
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	15,874	110,007
Spire, Inc. (Gas Utilities)	748	52,218
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,942	75,408
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,531	45,165
STAAR Surgical Co.* (Health Care Equipment & Supplies)	684	48,475
Steel Dynamics, Inc. (Metals & Mining)	2,471	232,398
Stericycle, Inc.* (Commercial Services & Supplies)	1,313	58,534
Stifel Financial Corp. (Capital Markets)	1,512	93,547
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	3,785	120,363
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,217	22,502

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Sunrun, Inc.* (Electrical Equipment)	3,022	$68,025
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	564	49,970
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,462	73,656
Synovus Financial Corp. (Banks)	2,071	82,529
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	915	51,377
Taylor Morrison Home Corp.* (Household Durables)	1,619	42,644
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	601	54,998
TEGNA, Inc. (Media)	3,178	66,357
Tempur Sealy International, Inc. (Household Durables)	2,453	65,961
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,537	68,181
Teradata Corp.* (IT Services)	1,464	46,248
Terex Corp. (Machinery)	966	39,162
Tetra Tech, Inc. (Commercial Services & Supplies)	760	107,372
Texas Capital Bancshares, Inc.* (Banks)	711	42,660
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	952	94,200
The Boston Beer Co., Inc.* - Class A (Beverages)	135	50,394
The Brink's Co. (Commercial Services & Supplies)	673	40,131
The Chemours Co. (Chemicals)	2,210	63,272
The Gap, Inc. (Specialty Retail)	3,040	34,261
The Goodyear Tire & Rubber Co.* (Auto Components)	4,029	51,168
The Hanover Insurance Group, Inc. (Insurance)	508	74,417
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	3,060	34,058
The Middleby Corp.* (Machinery)	768	107,412
The New York Times Co. - Class A (Media)	2,357	68,259
The Scotts Miracle-Gro Co. - Class A (Chemicals)	576	26,444
The Timken Co. (Machinery)	952	67,868
The Toro Co. (Machinery)	1,489	156,985
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,425	50,392
The Western Union Co.(a) (IT Services)	5,495	74,237
Thor Industries, Inc. (Automobiles)	777	63,302
Toll Brothers, Inc. (Household Durables)	1,523	65,611
TopBuild Corp.* (Household Durables)	461	78,435
Topgolf Callaway Brands Corp.* (Leisure Products)	1,974	36,953
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,194	45,348
Trex Co., Inc.* (Building Products)	1,571	75,549
TripAdvisor, Inc.* (Interactive Media & Services)	1,484	35,052
UGI Corp. (Gas Utilities)	2,983	105,390
UMB Financial Corp. (Banks)	619	51,513
Umpqua Holdings Corp. (Banks)	3,092	61,469
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,688	20,026
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	2,844	18,657
United Bankshares, Inc. (Banks)	1,917	81,185
United States Steel Corp. (Metals & Mining)	3,379	68,796
United Therapeutics Corp.* (Biotechnology)	648	149,384
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,376	60,540
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	619	58,941
Unum Group (Insurance)	2,678	122,090
Valley National Bancorp (Banks)	5,987	71,066
Valmont Industries, Inc. (Construction & Engineering)	304	97,043
Valvoline, Inc. (Chemicals)	2,522	74,046
ViaSat, Inc.* (Communications Equipment)	1,076	44,073
Vicor Corp.* (Electrical Equipment)	317	15,143
Victoria's Secret & Co.* (Specialty Retail)	1,184	44,518
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,862	38,934
Visteon Corp.* (Auto Components)	401	52,318
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,250	42,975
Voya Financial, Inc. (Diversified Financial Services)	1,395	95,362
Washington Federal, Inc. (Thrifts & Mortgage Finance)	931	36,030
Watsco, Inc. (Trading Companies & Distributors)	473	128,164
Watts Water Technologies, Inc. - Class A (Machinery)	389	56,934
Webster Financial Corp. (Banks)	2,505	135,921
Werner Enterprises, Inc. (Road & Rail)	840	32,928
Westlake Corp. (Chemicals)	493	47,648
WEX, Inc.* (IT Services)	629	103,244
Williams-Sonoma, Inc. (Specialty Retail)	980	121,353
Wingstop, Inc. (Hotels, Restaurants & Leisure)	426	67,474
Wintrust Financial Corp. (Banks)	865	80,981
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,761	138,678
Woodward, Inc. (Machinery)	857	78,587
World Wrestling Entertainment, Inc. - Class A (Entertainment)	616	48,596
Worthington Industries, Inc. (Metals & Mining)	430	20,451
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,287	97,722
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,596	23,349
XPO Logistics, Inc.* (Air Freight & Logistics)	1,639	84,801
YETI Holdings, Inc.* (Leisure Products)	1,228	39,394
Ziff Davis, Inc.* (Interactive Media & Services)	672	52,006
TOTAL COMMON STOCKS
(Cost $20,361,546)		29,535,003

Repurchase Agreements(b)(c) (25.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $10,313,841	$10,313,000	$10,313,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,313,000)		10,313,000

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Collateral for Securities Loaned(d) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	281,698	$281,698
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $281,698)		281,698
TOTAL INVESTMENT SECURITIES
(Cost $30,956,244) - 97.6%		40,129,701
Net other assets (liabilities) - 2.4%		992,506
NET ASSETS - 100.0%		$41,122,207

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $274,266.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $5,981,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	11	12/19/22	$2,683,560	$2,944

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/28/22	3.58%	$26,748,570	$433,868
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/28/22	3.35%	6,494,998	91,814
				$33,243,568	$525,682

S&P MidCap 400	UBS AG	11/28/22	3.43%	$11,421,771	$193,873
SPDR S&P MidCap 400 ETF	UBS AG	11/28/22	3.38%	5,384,650	90,960
				$16,806,421	$284,833
				$50,049,989	$810,515

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$338,230	0.8%
Air Freight & Logistics	146,554	0.4%
Airlines	37,097	0.1%
Auto Components	438,736	1.1%
Automobiles	144,787	0.4%
Banks	2,232,698	5.4%
Beverages	134,543	0.3%
Biotechnology	528,541	1.3%
Building Products	489,770	1.2%
Capital Markets	497,107	1.2%
Chemicals	769,424	1.9%
Commercial Services & Supplies	436,440	1.1%
Communications Equipment	279,003	0.7%
Construction & Engineering	519,711	1.3%
Construction Materials	65,680	0.2%
Consumer Finance	136,743	0.3%
Containers & Packaging	260,132	0.6%
Diversified Consumer Services	309,805	0.8%
Diversified Financial Services	186,514	0.5%
Diversified Telecommunication Services	167,600	0.4%
Electric Utilities	405,328	1.0%
Electrical Equipment	595,177	1.4%
Electronic Equipment, Instruments & Components	890,921	2.2%
Energy Equipment & Services	208,158	0.5%
Entertainment	48,596	0.1%
Equity Real Estate Investment Trusts (REITs)	2,196,953	5.3%
Food & Staples Retailing	476,165	1.2%
Food Products	477,227	1.2%
Gas Utilities	430,641	1.0%
Health Care Equipment & Supplies	1,077,370	2.6%
Health Care Providers & Services	742,806	1.8%
Health Care Technology	48,789	0.1%
Hotels, Restaurants & Leisure	877,286	2.1%
Household Durables	383,369	0.9%
Household Products	27,272	0.1%
Independent Power and Renewable Electricity Producers	57,617	0.1%
Industrial Conglomerates	175,996	0.4%
Insurance	1,218,385	3.0%
Interactive Media & Services	87,058	0.2%
IT Services	690,841	1.7%
Leisure Products	327,671	0.8%
Life Sciences Tools & Services	385,703	0.9%
Machinery	1,464,860	3.6%
Marine	59,497	0.1%
Media	220,596	0.5%
Metals & Mining	896,841	2.2%
Mortgage Real Estate Investment Trusts (REITs)	113,916	0.3%
Multiline Retail	213,867	0.5%
Multi-Utilities	185,369	0.4%
Oil, Gas & Consumable Fuels	1,019,869	2.5%
Paper & Forest Products	59,596	0.1%
Personal Products	108,661	0.3%
Pharmaceuticals	205,661	0.5%
Professional Services	541,050	1.3%
Real Estate Management & Development	108,658	0.3%
Road & Rail	454,595	1.1%
Semiconductors & Semiconductor Equipment	966,161	2.3%
Software	839,336	2.0%
Specialty Retail	850,973	2.1%
Technology Hardware, Storage & Peripherals	64,828	0.2%
Textiles, Apparel & Luxury Goods	547,166	1.3%
Thrifts & Mortgage Finance	217,542	0.5%
Trading Companies & Distributors	297,302	0.7%
Water Utilities	150,215	0.4%
Other **	11,587,204	28.2%
Total	$41,122,207	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (69.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	25,282	$1,840,530
Adobe, Inc.* (Software)	15,124	4,816,994
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	52,172	3,133,450
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	12,900	1,379,139
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,524	490,413
Alphabet, Inc.* - Class A (Interactive Media & Services)	116,799	11,038,673
Alphabet, Inc.* - Class C (Interactive Media & Services)	120,050	11,363,934
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	198,445	20,328,705
American Electric Power Co., Inc. (Electric Utilities)	16,602	1,459,647
Amgen, Inc. (Biotechnology)	17,286	4,673,270
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	16,622	2,370,630
ANSYS, Inc.* (Software)	2,813	622,123
Apple, Inc. (Technology Hardware, Storage & Peripherals)	313,044	48,002,167
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	27,813	2,455,610
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,782	1,314,272
AstraZeneca PLCADR (Pharmaceuticals)	19,128	1,124,918
Atlassian Corp.* - Class A (Software)	4,684	949,587
Autodesk, Inc.* (Software)	6,976	1,494,957
Automatic Data Processing, Inc. (IT Services)	13,428	3,245,548
Baidu, Inc.*ADR (Interactive Media & Services)	5,882	450,385
Biogen, Inc.* (Biotechnology)	4,690	1,329,334
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,283	2,398,543
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	13,087	6,152,460
Cadence Design Systems, Inc.* (Software)	8,850	1,339,802
Charter Communications, Inc.* - Class A (Media)	5,193	1,909,051
Cintas Corp. (Commercial Services & Supplies)	3,298	1,410,060
Cisco Systems, Inc. (Communications Equipment)	133,827	6,079,761
Cognizant Technology Solutions Corp. - Class A (IT Services)	16,735	1,041,754
Comcast Corp. - Class A (Media)	142,321	4,517,268
Constellation Energy Corp. (Electric Utilities)	10,557	998,059
Copart, Inc.* (Commercial Services & Supplies)	7,682	883,584
Costco Wholesale Corp. (Food & Staples Retailing)	14,316	7,179,474
Crowdstrike Holdings, Inc.* - Class A (Software)	6,943	1,119,212
CSX Corp. (Road & Rail)	69,202	2,011,010
Datadog, Inc.* - Class A (Software)	9,398	756,633
DexCom, Inc.* (Health Care Equipment & Supplies)	12,688	1,532,457
DocuSign, Inc.* (Software)	6,459	311,970
Dollar Tree, Inc.* (Multiline Retail)	7,237	1,147,065
eBay, Inc. (Internet & Direct Marketing Retail)	17,757	707,439
Electronic Arts, Inc. (Entertainment)	8,986	1,131,877
Exelon Corp. (Electric Utilities)	32,107	1,239,009
Fastenal Co. (Trading Companies & Distributors)	18,575	897,730
Fiserv, Inc.* (IT Services)	20,668	2,123,430
Fortinet, Inc.* (Software)	25,483	1,456,608
Gilead Sciences, Inc. (Biotechnology)	40,505	3,178,022
Honeywell International, Inc. (Industrial Conglomerates)	21,772	4,441,923
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,690	967,539
Illumina, Inc.* (Life Sciences Tools & Services)	5,082	1,162,863
Intel Corp. (Semiconductors & Semiconductor Equipment)	132,699	3,772,633
Intuit, Inc. (Software)	9,116	3,897,090
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	11,541	2,844,510
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	16,310	608,200
Keurig Dr Pepper, Inc. (Beverages)	45,766	1,777,551
KLA Corp. (Semiconductors & Semiconductor Equipment)	4,579	1,449,025
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,428	1,792,366
Lucid Group, Inc.*(a) (Automobiles)	54,228	774,918
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	3,953	1,300,695
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	10,487	1,679,074
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	27,549	1,093,144
Match Group, Inc.* (Interactive Media & Services)	9,148	395,194
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,627	1,466,936
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	66,521	6,197,096
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	17,856	1,102,429
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	35,653	1,928,827
Microsoft Corp. (Software)	145,279	33,723,614
Moderna, Inc.*(a) (Biotechnology)	12,642	1,900,472
Mondelez International, Inc. - Class A (Food Products)	44,295	2,723,256
Monster Beverage Corp.* (Beverages)	17,028	1,595,864
NetEase, Inc.ADR (Entertainment)	5,249	291,949
Netflix, Inc.* (Entertainment)	14,371	4,194,607
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	68,261	9,213,187
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	8,486	1,239,635
Okta, Inc.* (IT Services)	4,874	273,529
Old Dominion Freight Line, Inc.(a) (Road & Rail)	3,612	991,855
O'Reilly Automotive, Inc.* (Specialty Retail)	2,045	1,712,012
PACCAR, Inc. (Machinery)	11,237	1,088,079
Palo Alto Networks, Inc.* (Software)	9,660	1,657,559
Paychex, Inc. (IT Services)	11,631	1,376,064
PayPal Holdings, Inc.* (IT Services)	37,376	3,123,886

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
PepsiCo, Inc. (Beverages)	44,594	$8,097,379
Pinduoduo, Inc.*ADR(a) (Internet & Direct Marketing Retail)	15,130	829,578
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	36,292	4,270,117
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,463	2,592,921
Ross Stores, Inc. (Specialty Retail)	11,308	1,082,063
Seagen, Inc.* (Biotechnology)	5,961	758,001
Sirius XM Holdings, Inc.(a) (Media)	125,857	760,176
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,187	446,134
Splunk, Inc.* (Software)	5,259	437,075
Starbucks Corp. (Hotels, Restaurants & Leisure)	37,082	3,210,930
Synopsys, Inc.* (Software)	4,940	1,445,197
Tesla, Inc.* (Automobiles)	60,545	13,776,409
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	29,524	4,742,440
The Kraft Heinz Co. (Food Products)	39,606	1,523,643
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	40,529	6,142,575
VeriSign, Inc.* (IT Services)	3,466	694,794
Verisk Analytics, Inc. (Professional Services)	5,071	927,131
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,289	2,586,168
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	27,933	1,019,555
Workday, Inc.* - Class A (Software)	6,495	1,012,051
Xcel Energy, Inc. (Electric Utilities)	17,678	1,151,015
Zoom Video Communications, Inc.* - Class A (Software)	8,113	676,949
Zscaler, Inc.* (Software)	4,584	706,394
TOTAL COMMON STOCKS
(Cost $92,466,786)		338,052,840

Repurchase Agreements(b)(c) (16.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $79,056,444	$79,050,000	$79,050,000
TOTAL REPURCHASE AGREEMENTS
(Cost $79,050,000)		79,050,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	3,136,123	$3,136,123
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,136,123)		3,136,123
TOTAL INVESTMENT SECURITIES
(Cost $174,652,909) - 85.7%		420,238,963
Net other assets (liabilities) - 14.3%		69,913,279
NET ASSETS - 100.0%		$490,152,242

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $3,051,761.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $72,344,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.
ADR	American Depositary Receipt
NYS	New York Shares

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	38	12/19/22	$8,699,910	$311,365

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	11/28/22	3.48%	$94,149,364	$1,679,767
Nasdaq-100 Index	Goldman Sachs International	11/28/22	3.68%	223,403,637	3,106,156
				$317,553,001	$4,785,923

Invesco QQQ Trust, Series 1 ETF	UBS AG	11/28/22	3.48%	$89,998,787	$1,610,580
Nasdaq-100 Index	UBS AG	11/28/22	3.88%	224,720,524	4,144,467
				314,719,311	5,755,047
				$632,272,312	$10,540,970

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Automobiles	$14,551,327	3.0%
Beverages	11,470,794	2.3%
Biotechnology	17,018,188	3.5%
Commercial Services & Supplies	2,293,644	0.5%
Communications Equipment	6,079,761	1.2%
Electric Utilities	4,847,730	1.0%
Entertainment	7,458,963	1.5%
Food & Staples Retailing	8,199,029	1.7%
Food Products	4,246,899	0.9%
Health Care Equipment & Supplies	5,834,919	1.2%
Hotels, Restaurants & Leisure	8,667,686	1.8%
Industrial Conglomerates	4,441,923	0.9%
Interactive Media & Services	29,445,281	6.0%
Internet & Direct Marketing Retail	23,940,858	4.9%
IT Services	11,879,005	2.4%
Life Sciences Tools & Services	1,162,863	0.2%
Machinery	1,088,079	0.2%
Media	7,186,496	1.5%
Multiline Retail	1,147,065	0.2%
Pharmaceuticals	1,124,918	0.2%
Professional Services	927,131	0.2%
Road & Rail	3,002,865	0.6%
Semiconductors & Semiconductor Equipment	46,476,359	9.5%
Software	56,423,815	11.5%
Specialty Retail	2,794,075	0.6%
Technology Hardware, Storage & Peripherals	48,002,167	9.8%
Textiles, Apparel & Luxury Goods	1,300,695	0.3%
Trading Companies & Distributors	897,730	0.2%
Wireless Telecommunication Services	6,142,575	1.2%
Other **	152,099,402	31.0%
Total	$490,152,242	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (90.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $2,358,192	$2,358,000	$2,358,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,358,000)		2,358,000
TOTAL INVESTMENT SECURITIES
(Cost $2,358,000) - 90.4%		2,358,000
Net other assets (liabilities) - 9.6%		250,881
NET ASSETS - 100.0%		$2,608,881

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $146,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	11/28/22	(2.58)%	$(2,540,746)	$97,616
S&P China Select ADR Index (USD)	UBS AG	11/28/22	(1.83)%	(2,593,313)	111,901
				$(5,134,059)	$209,517

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (107.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $3,653,298	$3,653,000	$3,653,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,653,000)		3,653,000
TOTAL INVESTMENT SECURITIES
(Cost $3,653,000) - 107.8%		3,653,000
Net other assets (liabilities) - (7.8)%		(264,905)
NET ASSETS - 100.0%		$3,388,095

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,118,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/28/22	(3.43)%	$(3,594,602)	$(56,957)
Dow Jones Industrial Average	UBS AG	11/28/22	(3.28)%	(3,209,859)	(67,466)
				$(6,804,461)	$(124,423)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $2,949,240	$2,949,000	$2,949,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,949,000)		2,949,000
TOTAL INVESTMENT SECURITIES
(Cost $2,949,000) - 97.7%		2,949,000
Net other assets (liabilities) - 2.3%		70,269
NET ASSETS - 100.0%		$3,019,269

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $260,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	11/28/22	(2.73)%	$(1,768,247)	$8,796
S&P Emerging 50 ADR Index (USD)	UBS AG	11/28/22	(2.58)%	(4,212,661)	23,990
				$(5,980,908)	$32,786

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $4,637,378	$4,637,000	$4,637,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,637,000)		4,637,000
TOTAL INVESTMENT SECURITIES
(Cost $4,637,000) - 99.5%		4,637,000
Net other assets (liabilities) - 0.5%		21,103
NET ASSETS - 100.0%		$4,658,103

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $688,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/28/22	(2.88)%	$(4,205,834)	$(4,936)
MSCI EAFE Index	UBS AG	11/28/22	(2.78)%	(5,129,123)	(6,877)
				$(9,334,957)	$(11,813)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $271,022	$271,000	$271,000
TOTAL REPURCHASE AGREEMENTS
(Cost $271,000)		271,000
TOTAL INVESTMENT SECURITIES
(Cost $271,000) - 99.3%		271,000
Net other assets (liabilities) - 0.7%		1,825
NET ASSETS - 100.0%		$272,825

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	1	12/9/22	$(137,775)	$272

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/28/22	(3.33)%	$(407,033)	$(8,368)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,456,119	$1,456,000	$1,456,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,456,000)		1,456,000
TOTAL INVESTMENT SECURITIES
(Cost $1,456,000) - 100.6%		1,456,000
Net other assets (liabilities) - (0.6)%		(8,912)
NET ASSETS - 100.0%		$1,447,088

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $161,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	11/28/22	(2.58)%	$(750,943)	$(6,490)
S&P Latin America 35 ADR Index (USD)	UBS AG	11/28/22	(2.58)%	(2,137,274)	(20,272)
				$(2,888,217)	$(26,762)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (106.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $1,695,138	$1,695,000	$1,695,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,695,000)		1,695,000
TOTAL INVESTMENT SECURITIES
(Cost $1,695,000) - 106.9%		1,695,000
Net other assets (liabilities) - (6.9)%		(109,716)
NET ASSETS - 100.0%		$1,585,284

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $507,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/19/22	$(243,960)	$(292)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/28/22	(3.18)%	$(1,223,824)	$(26,249)
S&P MidCap 400	UBS AG	11/28/22	(3.08)%	(1,722,356)	(29,676)
				$(2,946,180)	$(55,925)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (449.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $88,837,241	$88,830,000	$88,830,000
TOTAL REPURCHASE AGREEMENTS
(Cost $88,830,000)		88,830,000
TOTAL INVESTMENT SECURITIES
(Cost $88,830,000) - 449.1%		88,830,000
Net other assets (liabilities) - (349.1)%(c)		(69,049,451)
NET ASSETS - 100.0%		$19,780,549

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $20,379,000.
(c)	Amount includes $70,033,032 of net capital share redemptions.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	11	12/19/22	$(2,518,395)	$195,968

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/28/22	(3.43)%	$(9,723,250)	$1,324,405
Nasdaq-100 Index	UBS AG	11/28/22	(3.23)%	(27,612,885)	(511,215)
				$(37,336,135)	$813,190

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (104.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $6,452,526	$6,452,000	$6,452,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,452,000)		6,452,000
TOTAL INVESTMENT SECURITIES
(Cost $6,452,000) - 104.6%		6,452,000
Net other assets (liabilities) - (4.6)%		(282,651)
NET ASSETS - 100.0%		$6,169,349

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,941,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/28/22	(3.08)%	$(9,651,690)	$(199,165)
Russell 2000 Index	UBS AG	11/28/22	(2.58)%	(2,663,172)	(57,936)
				$(12,314,862)	$(257,101)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (65.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	421	$3,069
1Life Healthcare, Inc.* (Health Care Providers & Services)	2,823	48,273
1st Source Corp. (Banks)	252	14,656
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	371	2,512
22nd Century Group, Inc.* (Tobacco)	2,534	3,320
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	4,042	12,692
2seventy bio, Inc.* (Biotechnology)	585	9,290
2U, Inc.* (Diversified Consumer Services)	1,169	7,236
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,983	17,510
4D Molecular Therapeutics, Inc.* (Biotechnology)	470	4,070
5E Advanced Materials, Inc.* (Metals & Mining)	516	6,904
8x8, Inc.* (Software)	1,871	7,914
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	342	5,469
A10 Networks, Inc. (Software)	1,032	17,338
Aadi Bioscience, Inc.* (Pharmaceuticals)	227	2,932
AAON, Inc. (Building Products)	687	44,305
AAR Corp.* (Aerospace & Defense)	529	23,445
Aaron's Co., Inc. (The) (Specialty Retail)	474	4,939
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	3,242	38,353
Abercrombie & Fitch Co.* (Specialty Retail)	777	13,660
ABM Industries, Inc. (Commercial Services & Supplies)	1,050	46,736
Absci Corp.* (Life Sciences Tools & Services)	824	2,604
Academy Sports & Outdoors, Inc. (Leisure Products)	1,295	57,019
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,882	30,168
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,458	20,368
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	900	8,838
ACCO Brands Corp. (Commercial Services & Supplies)	1,440	6,624
Accolade, Inc.* (Health Care Technology)	1,019	10,985
ACI Worldwide, Inc.* (Software)	1,793	43,624
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	1,011	15,782
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	750	4,800
ACNB Corp. (Banks)	129	4,720
Acushnet Holdings Corp. (Leisure Products)	528	24,589
ACV Auctions, Inc.* - Class A (Software)	1,806	16,471
AdaptHealth Corp.* (Health Care Providers & Services)	1,131	25,787
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,745	13,576
Addus HomeCare Corp.* (Health Care Providers & Services)	242	24,786
Adeia, Inc. (Software)	1,631	18,235
Adicet Bio, Inc.* (Pharmaceuticals)	443	7,305
Adient PLC* (Auto Components)	1,486	51,980
ADMA Biologics, Inc.* (Biotechnology)	2,909	8,203
Adtalem Global Education, Inc.* (Diversified Consumer Services)	702	29,273
AdTheorent Holding Co., Inc.* (Media)	569	1,206
ADTRAN Holdings, Inc. (Communications Equipment)	1,101	24,728
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	588	46,246
AdvanSix, Inc. (Chemicals)	426	15,498
Advantage Solutions, Inc.* (Media)	1,292	4,367
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	462	3,419
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	744	11,324
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,243	60,224
Aerovate Therapeutics, Inc.* (Biotechnology)	144	2,809
AeroVironment, Inc.* (Aerospace & Defense)	386	35,319
AerSale Corp.* (Aerospace & Defense)	249	5,279
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,517	3,034
AEye, Inc.* (Electronic Equipment, Instruments & Components)	413	360
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	247	4,231
Affimed N.V.* (Biotechnology)	2,226	3,918
Agenus, Inc.* (Biotechnology)	4,429	11,117
Agiliti, Inc.* (Health Care Providers & Services)	436	7,617
Agilysys, Inc.* (Software)	310	19,893
Agios Pharmaceuticals, Inc.* (Biotechnology)	854	23,519
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,235	84,844
Air Transport Services Group, Inc.* (Air Freight & Logistics)	925	27,010
AirSculpt Technologies, Inc. (Health Care Providers & Services)	194	1,315
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	175	357
Akero Therapeutics, Inc.* (Biotechnology)	438	18,510
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	813	2,707
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	247	3,396
Alamo Group, Inc. (Machinery)	158	24,029
Alarm.com Holdings, Inc.* (Software)	753	44,307
Albany International Corp. - Class A (Machinery)	488	44,711
Albireo Pharma, Inc.* (Biotechnology)	269	5,520
Alector, Inc.* (Biotechnology)	973	8,952
Alerus Financial Corp. (Diversified Financial Services)	237	5,285
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	1,134	22,090
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	33	7,751
Alico, Inc. (Food Products)	98	3,001
Alight, Inc.* - Class A (Professional Services)	5,315	44,061
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,320	17,477

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Alkami Technology, Inc.* (Software)	561	$8,892
Alkermes PLC* (Biotechnology)	2,552	57,931
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,511	5,198
Allegiant Travel Co.* (Airlines)	243	18,237
ALLETE, Inc. (Electric Utilities)	897	50,474
Allied Motion Technologies, Inc. (Electrical Equipment)	209	7,068
Allogene Therapeutics, Inc.* (Biotechnology)	1,247	12,844
Allovir, Inc.* (Biotechnology)	486	3,368
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,710	25,137
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	345	11,299
Alpha Metallurgical Resources, Inc. (Metals & Mining)	259	43,732
Alpha Teknova, Inc.* (Biotechnology)	98	450
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,135	11,622
Alpine Immune Sciences, Inc.* (Biotechnology)	244	1,442
Alta Equipment Group, Inc. (Trading Companies & Distributors)	325	3,975
Altair Engineering, Inc.* - Class A (Software)	814	39,927
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	1,131	4,671
Altra Industrial Motion Corp. (Machinery)	1,018	61,223
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	656	6,534
ALX Oncology Holdings, Inc.* (Biotechnology)	336	4,079
Amalgamated Financial Corp. (Banks)	217	4,989
A-Mark Precious Metals, Inc. (Diversified Financial Services)	283	8,606
Ambac Financial Group, Inc.* (Insurance)	693	9,737
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	570	31,196
AMC Networks, Inc.* - Class A (Media)	474	10,670
Amerant Bancorp, Inc. (Banks)	434	13,063
Ameresco, Inc.* - Class A (Construction & Engineering)	498	30,119
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	773	21,242
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,769	17,142
American Eagle Outfitters, Inc. (Specialty Retail)	2,414	27,423
American Equity Investment Life Holding Co. (Insurance)	1,133	48,809
American National Bankshares, Inc. (Banks)	162	5,924
American Public Education, Inc.* (Diversified Consumer Services)	293	3,753
American Realty Investors, Inc.* (Real Estate Management & Development)	23	408
American Software, Inc. - Class A (Software)	562	9,627
American States Water Co. (Water Utilities)	578	52,286
American Vanguard Corp. (Chemicals)	457	10,634
American Well Corp.* - Class A (Health Care Technology)	3,591	14,687
American Woodmark Corp.* (Building Products)	259	11,746
America's Car-Mart, Inc.* (Specialty Retail)	95	6,494
Ameris Bancorp (Banks)	1,036	53,364
AMERISAFE, Inc. (Insurance)	299	17,465
Amicus Therapeutics, Inc.* (Biotechnology)	4,317	43,170
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,589	33,035
AMMO, Inc.* (Leisure Products)	1,368	4,446
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	677	84,964
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,612	3,546
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	599	18,509
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	558	5,519
Amplitude, Inc.* - Class A (Software)	875	14,700
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	552	19,690
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	3,082	8,660
AN2 Therapeutics, Inc.* (Pharmaceuticals)	75	1,082
AnaptysBio, Inc.* (Biotechnology)	317	9,145
Anavex Life Sciences Corp.* (Biotechnology)	1,082	13,168
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	187	1,932
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	583	8,214
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	197	7,602
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	228	6,480
Anterix, Inc.* (Diversified Telecommunication Services)	290	11,122
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts (REITs))	2,345	18,619
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,468	88,800
API Group Corp.* (Construction & Engineering)	3,239	53,411
Apogee Enterprises, Inc. (Building Products)	348	15,966
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,203	24,806
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	609	21,595
Appfolio, Inc.* (Software)	298	37,360
AppHarvest, Inc.* (Food Products)	1,163	2,477
Appian Corp.* (Software)	627	30,610
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,368	57,660
Applied Blockchain, Inc.* (Software)	126	284
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	599	74,503
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,585	35,595
Arbutus Biopharma Corp.* (Biotechnology)	1,690	3,955
ArcBest Corp. (Road & Rail)	383	30,422

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Arcellx, Inc.* (Biotechnology)	463	$10,871
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	239	36,397
Archaea Energy, Inc.* (Oil, Gas & Consumable Fuels)	933	24,081
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	2,224	6,338
Archrock, Inc. (Energy Equipment & Services)	2,119	15,914
Arconic Corp.* (Metals & Mining)	1,607	33,361
Arcosa, Inc. (Construction & Engineering)	758	48,664
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	362	6,407
Arcus Biosciences, Inc.* (Biotechnology)	804	20,486
Arcutis Biotherapeutics, Inc.* (Biotechnology)	640	11,315
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	546	7,387
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	804	9,921
Argan, Inc. (Construction & Engineering)	210	7,281
Argo Group International Holdings, Ltd. (Insurance)	497	12,360
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	345	5,875
Arko Corp. (Specialty Retail)	1,306	13,387
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,359	6,999
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,051	12,286
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,786	9,502
Array Technologies, Inc.* (Electrical Equipment)	2,360	42,716
Arrow Financial Corp. (Banks)	222	7,747
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,611	56,079
Arteris, Inc.* (Software)	272	1,507
Artesian Resources Corp. - Class A (Water Utilities)	129	6,744
Artisan Partners Asset Management, Inc. (Capital Markets)	941	26,828
Artivion, Inc.* (Health Care Equipment & Supplies)	610	6,808
Arvinas, Inc.* (Pharmaceuticals)	761	37,829
Asana, Inc.* - Class A (Software)	1,153	23,752
Asbury Automotive Group, Inc.* (Specialty Retail)	347	54,740
ASGN, Inc.* (Professional Services)	768	65,111
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	538	4,369
Aspen Aerogels, Inc.* (Energy Equipment & Services)	481	6,099
Assetmark Financial Holdings, Inc.* (Capital Markets)	337	6,979
Associated Banc-Corp. (Banks)	2,336	56,882
Associated Capital Group, Inc. - Class A (Capital Markets)	27	1,088
Astec Industries, Inc. (Machinery)	357	15,583
Astra Space, Inc.* (Aerospace & Defense)	2,381	1,501
Astronics Corp.* (Aerospace & Defense)	396	3,667
Atara Biotherapeutics, Inc.* (Biotechnology)	1,451	6,762
Atea Pharmaceuticals, Inc.* (Biotechnology)	1,194	7,164
Aterian, Inc.* (Household Durables)	1,032	1,135
Athira Pharma, Inc.* (Pharmaceuticals)	532	1,761
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	1,171	1,276
ATI, Inc.* (Metals & Mining)	1,943	57,823
Atkore, Inc.* (Electrical Equipment)	645	61,468
Atlantic Union Bankshares (Banks)	1,172	40,481
Atlanticus Holdings Corp.* (Consumer Finance)	66	1,885
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	438	44,299
Atlas Technical Consultants, Inc.* (Professional Services)	292	2,213
ATN International, Inc. (Diversified Telecommunication Services)	171	7,374
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	323	2,910
AtriCure, Inc.* (Health Care Equipment & Supplies)	714	30,074
Atrion Corp. (Health Care Equipment & Supplies)	22	13,207
Aura Biosciences, Inc.* (Biotechnology)	287	3,556
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	2,100	17,073
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	725	16,059
Avaya Holdings Corp.* - Class C (Software)	1,336	2,111
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	697	969
AvePoint, Inc.* (Software)	2,016	8,810
Aviat Networks, Inc.* (Communications Equipment)	173	5,650
Avid Bioservices, Inc.* (Biotechnology)	956	16,195
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	560	15,394
Avidity Biosciences, Inc.* (Biotechnology)	802	11,453
AvidXchange Holdings, Inc.* (Software)	2,295	20,885
Avient Corp. (Chemicals)	1,425	49,148
Avista Corp. (Multi-Utilities)	1,134	46,528
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	512	29,696
AxoGen, Inc.* (Health Care Equipment & Supplies)	635	7,252
Axonics, Inc.* (Health Care Equipment & Supplies)	767	56,098
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	897	34,947
Axsome Therapeutics, Inc.* (Pharmaceuticals)	466	21,040
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	635	2,883
AZZ, Inc. (Electrical Equipment)	384	15,437
B Riley Financial, Inc. (Capital Markets)	322	13,099
B&G Foods, Inc. (Food Products)	1,108	18,149
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	951	4,337
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	1,704	807
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	458	51,515
Bakkt Holdings, Inc.* (Capital Markets)	996	2,121

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Balchem Corp. (Chemicals)	499	$69,760
Bally's Corp.* (Hotels, Restaurants & Leisure)	569	12,825
Banc of California, Inc. (Banks)	825	13,761
BancFirst Corp. (Banks)	308	29,513
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	431	6,762
Bandwidth, Inc.* (Diversified Telecommunication Services)	363	4,309
Bank First Corp. (Banks)	100	8,615
Bank of Marin Bancorp (Banks)	245	8,845
BankUnited, Inc. (Banks)	1,219	43,823
Bankwell Financial Group, Inc. (Banks)	88	2,696
Banner Corp. (Banks)	535	39,991
Bar Harbor Bankshares (Banks)	231	6,932
BARK, Inc.* (Internet & Direct Marketing Retail)	1,868	3,418
Barnes Group, Inc. (Machinery)	766	27,093
Barrett Business Services, Inc. (Professional Services)	109	9,507
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	39	512
BayCom Corp. (Banks)	199	3,827
BCB Bancorp, Inc. (Banks)	225	4,421
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	804	45,305
Beam Therapeutics, Inc.* (Biotechnology)	995	43,840
Beazer Homes USA, Inc.* (Household Durables)	466	5,270
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,248	5,703
Belden, Inc. (Electronic Equipment, Instruments & Components)	676	47,070
BellRing Brands, Inc.* (Personal Products)	2,064	49,990
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	547	15,529
Benefitfocus, Inc.* (Software)	404	2,848
Benson Hill, Inc.* (Software)	2,680	9,085
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	874	1,940
Berkshire Grey, Inc.* (Machinery)	764	1,024
Berkshire Hills Bancorp, Inc. (Banks)	689	20,153
Berry Corp. (Oil, Gas & Consumable Fuels)	1,224	10,857
Beyond Meat, Inc.* (Food Products)	961	15,088
BGC Partners, Inc. - Class A (Capital Markets)	5,002	19,808
Big 5 Sporting Goods Corp. (Specialty Retail)	336	4,331
Big Lots, Inc. (Multiline Retail)	444	8,378
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	1,004	14,919
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	12	1,655
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,903	38,755
Biohaven, Ltd.* (Biotechnology)	485	8,036
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	528	12,419
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	4,569	10,691
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	495	4,029
Bioxcel Therapeutics, Inc.* (Biotechnology)	299	3,764
Bird Global, Inc.* - Class A (Road & Rail)	2,683	1,165
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	355	11,662
Black Hills Corp. (Multi-Utilities)	1,018	66,546
Blackbaud, Inc.* (Software)	727	39,767
Blackline, Inc.* (Software)	865	48,440
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	2,666	66,543
Blade Air Mobility, Inc.* (Airlines)	879	3,956
Blend Labs, Inc.* - Class A (Software)	2,896	7,269
Blink Charging Co.* (Electrical Equipment)	561	8,303
Bloom Energy Corp.* (Electrical Equipment)	2,753	51,508
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,382	33,182
Blucora, Inc.* (Capital Markets)	745	16,412
Blue Bird Corp.* (Machinery)	273	2,503
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	410	5,047
Blue Ridge Bankshares, Inc. (Banks)	266	3,471
Bluebird Bio, Inc.* (Biotechnology)	1,209	7,580
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	185	3,202
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	141	9,935
Blueprint Medicines Corp.* (Biotechnology)	935	48,470
Bluerock Homes Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	56	1,420
Boise Cascade Co. (Trading Companies & Distributors)	618	41,264
Boot Barn Holdings, Inc.* (Specialty Retail)	462	26,242
Borr Drilling, Ltd.* (Energy Equipment & Services)	3,053	14,990
Boston Omaha Corp.* - Class A (Media)	343	9,559
Bowlero Corp.* (Hotels, Restaurants & Leisure)	634	9,231
Box, Inc.* - Class A (Software)	2,189	63,590
Boxed, Inc.* (Internet & Direct Marketing Retail)	900	450
Brady Corp. - Class A (Commercial Services & Supplies)	714	32,666
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,072	5,285
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,657	17,430
BRC, Inc.* - Class A (Food Products)	408	2,958
Bread Financial Holdings, Inc. (IT Services)	784	28,310
Bridgebio Pharma, Inc.* (Biotechnology)	1,637	17,074
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	318	6,080
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	820	25,420
Bright Health Group, Inc.* (Insurance)	3,022	3,113
Brightcove, Inc.* (IT Services)	644	4,315
Brightsphere Investment Group, Inc. (Capital Markets)	506	9,523
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,467	11,267
BrightView Holdings, Inc.* (Commercial Services & Supplies)	695	6,199
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	680	22,705
Bristow Group, Inc.* (Energy Equipment & Services)	366	10,958

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,038	$11,861
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	2,612	44,770
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,911	13,012
Brookfield Business Corp. - Class A (Industrial Conglomerates)	407	10,427
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,533	66,103
Brookline Bancorp, Inc. (Banks)	1,176	16,170
BRP Group, Inc.* - Class A (Insurance)	933	26,451
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	188	4,166
BTRS Holdings, Inc.* (Software)	1,570	14,821
Build-A-Bear Workshop, Inc. (Specialty Retail)	222	3,905
Bumble, Inc.* - Class A (Interactive Media & Services)	1,350	34,290
Business First Bancshares, Inc. (Banks)	331	8,202
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	2,080	10,192
Byline Bancorp, Inc. (Banks)	385	8,901
C3.ai, Inc.* - Class A (Software)	1,077	14,119
C4 Therapeutics, Inc.* (Biotechnology)	658	6,330
Cabot Corp. (Chemicals)	871	64,001
Cactus, Inc. - Class A (Energy Equipment & Services)	923	47,738
Cadence Bank (Banks)	2,839	78,498
Cadre Holdings, Inc. (Aerospace & Defense)	298	8,752
Caesarstone, Ltd. (Building Products)	354	3,144
Calavo Growers, Inc. (Food Products)	270	9,339
Caleres, Inc. (Specialty Retail)	552	15,086
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,189	53,636
California Water Service Group (Water Utilities)	850	52,751
Calix, Inc.* (Communications Equipment)	889	65,467
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	770	33,849
Cal-Maine Foods, Inc. (Food Products)	594	33,567
Cambium Networks Corp.* (Communications Equipment)	180	3,483
Cambridge Bancorp (Banks)	107	9,400
Camden National Corp. (Banks)	225	9,792
Camping World Holdings, Inc. - Class A (Specialty Retail)	602	16,754
Cannae Holdings, Inc.* (Diversified Financial Services)	1,116	25,847
Cano Health, Inc.* (Health Care Providers & Services)	2,534	9,072
Canoo, Inc.* (Automobiles)	2,213	3,032
Cantaloupe, Inc.* (IT Services)	914	3,062
Capital Bancorp, Inc. (Banks)	141	3,480
Capital City Bank Group, Inc. (Banks)	212	7,509
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,035	16,646
Capstar Financial Holdings, Inc. (Banks)	318	5,622
Cara Therapeutics, Inc.* (Biotechnology)	701	6,589
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	622	8,982
Cardlytics, Inc.* (Media)	500	4,715
CareDx, Inc.* (Biotechnology)	797	15,868
CareMax, Inc.* (Health Care Providers & Services)	933	6,568
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,512	28,244
Cargurus, Inc.* (Interactive Media & Services)	1,598	23,267
Caribou Biosciences, Inc.* (Biotechnology)	878	8,552
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	795	3,721
Carpenter Technology Corp. (Metals & Mining)	748	27,975
Carriage Services, Inc. (Diversified Consumer Services)	208	5,077
Cars.com, Inc.* (Interactive Media & Services)	1,055	14,643
Carter Bankshares, Inc.* (Banks)	380	6,802
Casa Systems, Inc.* (Communications Equipment)	554	1,745
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	782	63,975
Cass Information Systems, Inc. (IT Services)	210	8,984
Cassava Sciences, Inc.* (Pharmaceuticals)	597	21,755
Castle Biosciences, Inc.* (Biotechnology)	384	9,800
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,500	20,805
Cathay General Bancorp (Banks)	1,127	51,391
Cavco Industries, Inc.* (Household Durables)	139	31,507
CBIZ, Inc.* (Professional Services)	759	37,677
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	417	11,980
Celldex Therapeutics, Inc.* (Biotechnology)	717	25,188
Celsius Holdings, Inc.* (Beverages)	870	79,240
Celularity, Inc.* (Biotechnology)	1,054	2,456
Cenntro Electric Group, Ltd.* (Automobiles)	2,881	2,939
Centerspace (Equity Real Estate Investment Trusts (REITs))	240	16,632
Central Garden & Pet Co.* (Household Products)	154	6,356
Central Garden & Pet Co.* - Class A (Household Products)	628	24,580
Central Pacific Financial Corp. (Banks)	424	8,700
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	167	7,901
Century Aluminum Co.* (Metals & Mining)	813	5,862
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	427	3,395
Century Communities, Inc. (Household Durables)	449	19,985
Century Therapeutics, Inc.* (Biotechnology)	315	3,308
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	739	1,626
Cerberus Cyber Sentinel Corp.* (IT Services)	715	2,474
Cerence, Inc.* (Software)	615	10,578
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	851	23,794
Cerus Corp.* (Health Care Equipment & Supplies)	2,701	9,886
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	358	9,902

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
ChampionX Corp. (Energy Equipment & Services)	3,199	$91,556
ChannelAdvisor Corp.* (Software)	443	10,207
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	2,036	4,520
Chart Industries, Inc.* (Machinery)	575	128,155
Chase Corp. (Chemicals)	118	11,117
Chatham Lodging Trust* (Equity Real Estate Investment Trusts (REITs))	750	9,728
Chegg, Inc.* (Diversified Consumer Services)	1,947	41,997
Chesapeake Utilities Corp. (Gas Utilities)	273	33,956
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	85	1,260
Chico's FAS, Inc.* (Specialty Retail)	1,917	11,272
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	3,640	24,570
Chimerix, Inc.* (Biotechnology)	1,318	2,333
Chinook Therapeutics, Inc.* (Biotechnology)	781	16,987
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	650	99,509
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	295	8,644
Cimpress PLC* (Commercial Services & Supplies)	276	6,425
CinCor Pharma, Inc.* (Pharmaceuticals)	314	10,563
Cinemark Holdings, Inc.* (Entertainment)	1,706	18,101
Cipher Mining, Inc.* (Software)	612	618
CIRCOR International, Inc.* (Machinery)	289	5,974
Citi Trends, Inc.* (Specialty Retail)	127	2,871
Citizens & Northern Corp. (Banks)	236	5,612
City Holding Co. (Banks)	230	23,196
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	638	6,776
Civista Bancshares, Inc. (Banks)	236	5,593
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,154	80,676
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,440	23,040
Clarus Corp. (Leisure Products)	452	5,474
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,654	17,808
Cleanspark, Inc.* (Software)	714	2,485
Clear Channel Outdoor Holdings, Inc.* (Media)	5,773	8,255
Clear Secure, Inc.* - Class A (Software)	974	26,317
Clearfield, Inc.* (Communications Equipment)	181	21,986
Clearwater Paper Corp.* (Paper & Forest Products)	262	11,654
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	545	17,620
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,284	44,606
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	187	1,326
Clover Health Investments Corp.* (Health Care Providers & Services)	6,047	9,554
CNB Financial Corp. (Banks)	252	6,406
CNO Financial Group, Inc. (Insurance)	1,777	39,200
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,931	49,270
Coastal Financial Corp.* (Banks)	163	7,599
Coca-Cola Consolidated, Inc. (Beverages)	74	36,039
Codexis, Inc.* (Life Sciences Tools & Services)	957	5,378
Coeur Mining, Inc.* (Metals & Mining)	4,361	16,485
Cogent Biosciences, Inc.* (Biotechnology)	1,002	13,677
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	673	35,338
Cohen & Steers, Inc. (Capital Markets)	398	23,944
Coherus Biosciences, Inc.* (Biotechnology)	1,153	10,031
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	752	24,756
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	532	9,544
Colony Bankcorp, Inc. (Banks)	256	3,533
Columbia Banking System, Inc. (Banks)	1,233	41,269
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	533	10,948
Columbus McKinnon Corp. (Machinery)	439	12,520
Comfort Systems USA, Inc. (Construction & Engineering)	555	68,421
Commercial Metals Co. (Metals & Mining)	1,895	86,222
CommScope Holding Co., Inc.* (Communications Equipment)	3,211	42,514
Community Bank System, Inc. (Banks)	836	52,191
Community Health Systems, Inc.* (Health Care Providers & Services)	1,958	5,619
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	371	12,837
Community Trust Bancorp, Inc. (Banks)	245	11,586
CommVault Systems, Inc.* (Software)	697	42,440
Compass Diversified Holdings (Diversified Financial Services)	969	20,620
Compass Minerals International, Inc. (Metals & Mining)	537	21,233
Compass, Inc.* - Class A (Real Estate Management & Development)	4,275	11,286
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	122	651
Computer Programs and Systems, Inc.* (Health Care Technology)	223	7,203
CompX International, Inc. (Commercial Services & Supplies)	25	446
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,435	26,949
Comtech Telecommunications Corp. (Communications Equipment)	405	4,475
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	411	2,632
Conduent, Inc.* (IT Services)	2,658	10,951
CONMED Corp. (Health Care Equipment & Supplies)	456	36,357
ConnectOne Bancorp, Inc. (Banks)	581	14,554
Conn's, Inc.* (Specialty Retail)	204	1,675
Consensus Cloud Solutions, Inc.* (Software)	250	14,035
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	537	33,842

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,163	$6,013
Constellium SE* (Metals & Mining)	1,979	21,809
Construction Partners, Inc.* - Class A (Construction & Engineering)	624	19,431
Consumer Portfolio Services, Inc.* (Consumer Finance)	149	957
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	9,057	7,092
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,335	38,181
Core Scientific, Inc.* (IT Services)	4,203	841
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,828	19,139
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,764	47,011
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	600	8,280
CorVel Corp.* (Health Care Providers & Services)	139	22,825
Costamare, Inc. (Marine)	827	7,807
Couchbase, Inc.* (Software)	415	5,312
Coursera, Inc.* (Diversified Consumer Services)	1,786	23,022
Covenant Logistics Group, Inc. - Class A (Road & Rail)	158	5,979
Cowen, Inc. - Class A (Capital Markets)	411	15,873
CRA International, Inc. (Professional Services)	109	11,199
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	356	40,662
Crawford & Co. - Class A (Insurance)	242	1,450
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,509	20,734
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	509	7,014
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	824	15,211
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	950	67,212
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	573	21,253
CrossFirst Bankshares, Inc.* (Banks)	713	9,918
CryoPort, Inc.* (Health Care Equipment & Supplies)	685	19,016
Cryptyde, Inc.* (Containers & Packaging)	310	168
CS Disco, Inc.* (Software)	348	3,731
CSG Systems International, Inc. (IT Services)	496	32,076
CSW Industrials, Inc. (Building Products)	229	29,523
CTI BioPharma Corp.* (Biotechnology)	1,567	7,678
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	277	5,568
CTS Corp. (Electronic Equipment, Instruments & Components)	496	19,602
Cue Health, Inc.* (Health Care Equipment & Supplies)	1,704	6,765
Cullinan Oncology, Inc.* (Biotechnology)	475	6,242
Cumulus Media, Inc.* - Class A (Media)	279	2,056
Curo Group Holdings Corp. (Consumer Finance)	344	1,778
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,489	28,748
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	934	6,473
Customers Bancorp, Inc.* (Banks)	478	16,104
Cutera, Inc.* (Health Care Equipment & Supplies)	260	11,952
CVB Financial Corp. (Banks)	2,087	59,939
Cvent Holding Corp.* (Software)	709	4,148
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	463	18,085
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	112	6,045
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,787	27,734
Cytokinetics, Inc.* (Biotechnology)	1,285	56,103
Cyxtera Technologies, Inc.* (IT Services)	578	1,399
Daily Journal Corp.* (Media)	19	5,097
Dakota Gold Corp.* (Metals & Mining)	804	2,774
Dana, Inc. (Auto Components)	2,021	32,255
Danimer Scientific, Inc.* (Chemicals)	1,418	3,715
Daseke, Inc.* (Road & Rail)	637	3,797
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	672	26,779
Day One Biopharmaceuticals, Inc.* (Biotechnology)	433	9,154
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	705	11,435
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,103	32,715
Deluxe Corp. (Commercial Services & Supplies)	678	12,462
Denali Therapeutics, Inc.* (Biotechnology)	1,542	44,225
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	785	71,757
Denny's Corp.* (Hotels, Restaurants & Leisure)	882	9,993
Design Therapeutics, Inc.* (Biotechnology)	530	8,279
Designer Brands, Inc. (Specialty Retail)	878	13,372
Desktop Metal, Inc.* - Class A (Machinery)	4,139	10,472
Destination XL Group, Inc.* (Specialty Retail)	911	6,085
DHI Group, Inc.* (Interactive Media & Services)	669	4,282
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,144	19,103
Diamond Hill Investment Group, Inc. (Capital Markets)	46	8,278
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,584	15,602
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	3,284	30,673
DICE Therapeutics, Inc.* (Pharmaceuticals)	444	15,766
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,144	2,849
Digi International, Inc.* (Communications Equipment)	535	21,577
Digimarc Corp.* (Software)	214	3,497
Digital Turbine, Inc.* (Software)	1,470	21,462
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,537	32,473
DigitalOcean Holdings, Inc.* (IT Services)	1,092	39,225
Dillard's, Inc. - Class A (Multiline Retail)	64	21,043
Dime Community Bancshares, Inc. (Banks)	511	17,645

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	231	$16,653
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	697	49,954
Diversey Holdings, Ltd.* (Chemicals)	1,223	6,604
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	3,723	5,063
DMC Global, Inc.* (Energy Equipment & Services)	294	6,362
DocGo, Inc.* (Health Care Providers & Services)	1,260	12,474
Doma Holdings, Inc.* (Real Estate Management & Development)	2,144	1,163
Domo, Inc.* (Software)	476	8,411
Donegal Group, Inc. - Class A (Insurance)	244	3,572
Donnelley Financial Solutions, Inc.* (Capital Markets)	405	16,374
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	481	8,692
Dorman Products, Inc.* (Auto Components)	413	33,709
Douglas Dynamics, Inc. (Machinery)	352	11,950
Douglas Elliman, Inc. (Real Estate Management & Development)	1,183	5,465
Dream Finders Homes, Inc.* - Class A (Household Durables)	328	3,641
Dril-Quip, Inc.* (Energy Equipment & Services)	534	13,286
Duck Creek Technologies, Inc.* (Software)	1,209	14,435
Ducommun, Inc.* (Aerospace & Defense)	173	8,167
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	206	1,792
Duolingo, Inc.* (Diversified Consumer Services)	369	30,199
DXP Enterprises, Inc.* (Trading Companies & Distributors)	238	6,809
Dycom Industries, Inc.* (Construction & Engineering)	452	53,417
Dynavax Technologies Corp.* (Biotechnology)	1,852	21,205
Dyne Therapeutics, Inc.* (Biotechnology)	496	5,654
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	685	8,179
DZS, Inc.* (Communications Equipment)	276	4,386
E2open Parent Holdings, Inc.* (Software)	3,119	18,184
Eagle Bancorp, Inc. (Banks)	496	22,459
Eagle Bulk Shipping, Inc. (Marine)	211	10,208
Eagle Pharmaceuticals, Inc.* (Biotechnology)	162	5,098
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	702	11,344
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,427	24,816
Eastern Bankshares, Inc. (Banks)	2,441	46,794
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	895	4,788
Ebix, Inc. (Software)	413	8,173
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	526	9,926
Ecovyst, Inc.* (Chemicals)	1,188	11,821
Edgewell Personal Care Co. (Personal Products)	807	31,626
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	465	4,422
Editas Medicine, Inc.* (Biotechnology)	1,081	13,567
eGain Corp.* (Software)	330	2,657
eHealth, Inc.* (Insurance)	387	1,037
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	652	3,332
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	305	3,062
elf Beauty, Inc.* (Personal Products)	758	32,791
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	890	11,908
Embecta Corp. (Health Care Equipment & Supplies)	911	28,168
EMCOR Group, Inc. (Construction & Engineering)	766	108,084
Emergent BioSolutions, Inc.* (Biotechnology)	788	16,438
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	158	2,528
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,111	15,558
Employers Holdings, Inc. (Insurance)	425	18,534
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	470	12,051
Enanta Pharmaceuticals, Inc.* (Biotechnology)	307	13,849
Encore Capital Group, Inc.* (Consumer Finance)	370	18,840
Encore Wire Corp. (Electrical Equipment)	289	39,764
Energizer Holdings, Inc. (Household Products)	1,044	30,161
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,442	17,582
Energy Recovery, Inc.* (Machinery)	861	22,154
Energy Vault Holdings, Inc.* (Electrical Equipment)	993	3,197
Enerpac Tool Group Corp. (Machinery)	915	23,250
EnerSys (Electrical Equipment)	639	42,359
Eneti, Inc. (Marine)	367	3,017
Enfusion, Inc.* - Class A (Software)	407	5,767
EngageSmart, Inc.* (Software)	546	10,723
Ennis, Inc. (Commercial Services & Supplies)	398	8,979
Enochian Biosciences, Inc.* (Biotechnology)	309	627
Enova International, Inc.* (Consumer Finance)	490	18,370
Enovix Corp.* (Electrical Equipment)	1,703	32,136
EnPro Industries, Inc. (Machinery)	326	34,719
Enstar Group, Ltd.* (Insurance)	176	35,292
Entercom Communications Corp.* (Media)	1,887	652
Enterprise Bancorp, Inc. (Banks)	146	4,567
Enterprise Financial Services Corp. (Banks)	552	29,515
Entravision Communications Corp. - Class A (Media)	930	4,352
Envestnet, Inc.* (Software)	861	42,456
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	415	20,219
EQRx, Inc.* (Biotechnology)	3,147	16,176
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,433	54,166
Equity Bancshares, Inc. - Class A (Banks)	238	8,501

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	1,668	$43,635
Erasca, Inc.* (Biotechnology)	1,015	8,293
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	740	8,110
ESCO Technologies, Inc. (Machinery)	403	34,727
Esperion Therapeutics, Inc.* (Biotechnology)	1,043	8,480
Esquire Financial Holdings, Inc. (Banks)	108	4,879
ESS Tech, Inc.* (Electrical Equipment)	1,263	5,342
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,648	65,227
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,199	47,322
Ethan Allen Interiors, Inc. (Household Durables)	354	9,059
European Wax Center, Inc. - Class A (Diversified Consumer Services)	382	5,493
Eventbrite, Inc.* (Interactive Media & Services)	1,207	7,930
Everbridge, Inc.* (Software)	620	19,425
EverCommerce, Inc.* (Software)	378	3,292
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,351	25,642
EverQuote, Inc.* - Class A (Interactive Media & Services)	307	1,870
EVERTEC, Inc. (IT Services)	980	35,094
EVgo, Inc.* (Specialty Retail)	1,064	7,884
Evo Payments, Inc.* (IT Services)	740	24,931
Evolent Health, Inc.* (Health Care Technology)	1,283	40,812
Evolus, Inc.* (Pharmaceuticals)	554	4,742
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,316	3,856
Evoqua Water Technologies Corp.* (Machinery)	1,842	72,170
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	290	8,010
ExlService Holdings, Inc.* (IT Services)	507	92,199
eXp World Holdings, Inc. (Real Estate Management & Development)	1,090	14,399
Exponent, Inc. (Professional Services)	796	75,826
Express, Inc.* (Specialty Retail)	1,006	1,227
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,214	22,981
Extreme Networks, Inc.* (Communications Equipment)	1,977	35,467
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	408	2,203
EZCORP, Inc.* - Class A (Consumer Finance)	782	7,554
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	566	1,890
Fabrinet* (Electronic Equipment, Instruments & Components)	578	66,122
Faraday Future Intelligent Electric, Inc.* (Automobiles)	1,555	840
Farmers & Merchants Bancorp, Inc. (Banks)	190	5,559
Farmers National Bancorp (Banks)	493	6,774
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	759	10,634
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	286	8,354
Fastly, Inc.* - Class A (IT Services)	1,747	14,832
Fate Therapeutics, Inc.* (Biotechnology)	1,301	27,217
Fathom Digital Manufacturing C* (Machinery)	152	386
FB Financial Corp. (Banks)	560	23,498
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	143	16,474
Federal Signal Corp. (Machinery)	935	43,618
Federated Hermes, Inc. - Class B (Capital Markets)	1,336	46,427
FibroGen, Inc.* (Biotechnology)	1,369	22,287
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	1,996	14,730
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	608	979
Financial Institutions, Inc. (Banks)	236	5,624
First Advantage Corp.* (Professional Services)	919	12,912
First Bancorp (Banks)	552	24,603
First Bancorp (Banks)	2,904	45,854
First Bank/Hamilton NJ (Banks)	243	3,820
First Busey Corp. (Banks)	808	21,339
First Business Financial Services, Inc. (Banks)	126	4,807
First Commonwealth Financial Corp. (Banks)	1,462	20,965
First Community Bancshares, Inc. (Banks)	250	9,310
First Financial Bancorp (Banks)	1,459	38,036
First Financial Bankshares, Inc. (Banks)	2,035	78,327
First Financial Corp. (Banks)	174	8,437
First Foundation, Inc. (Banks)	801	12,784
First Guaranty Bancshares, Inc. (Banks)	95	2,192
First Internet Bancorp (Banks)	138	3,545
First Interstate BancSystem, Inc. - Class A (Banks)	1,431	65,268
First Merchants Corp. (Banks)	896	40,230
First Mid Bancshares, Inc. (Banks)	292	10,457
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	155	2,643
First Western Financial, Inc.* (Banks)	124	3,424
FirstCash Holdings, Inc. (Consumer Finance)	604	59,464
Fisker, Inc.* (Automobiles)	2,545	20,742
Five Star Bancorp (Banks)	197	5,715
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	819	31,695
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	446	13,938
Fluence Energy, Inc.* (Electrical Equipment)	562	8,391
Fluor Corp.* (Construction & Engineering)	2,228	67,420
Flushing Financial Corp. (Banks)	445	8,767
Flywire Corp.* (IT Services)	875	19,206
Focus Financial Partners, Inc.* (Capital Markets)	908	31,589
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	277	2,820
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	315	2,753
Foot Locker, Inc. (Specialty Retail)	1,279	40,544

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Forestar Group, Inc.* (Real Estate Management & Development)	285	$3,300
ForgeRock, Inc.* - Class A (Software)	473	10,671
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,207	24,393
Forrester Research, Inc.* (Professional Services)	177	7,491
Forward Air Corp. (Air Freight & Logistics)	421	44,571
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	738	3,137
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,272	32,589
Fox Factory Holding Corp.* (Auto Components)	664	58,333
Franchise Group, Inc. (Diversified Consumer Services)	431	13,081
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,318	18,571
Franklin Covey Co.* (Professional Services)	190	9,614
Franklin Electric Co., Inc. (Machinery)	722	59,161
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	1,546	4,452
Fresh Del Monte Produce, Inc. (Food Products)	478	12,466
Frontdoor, Inc.* (Diversified Consumer Services)	1,296	28,590
Frontier Group Holdings, Inc.* (Airlines)	584	7,656
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,952	24,517
FRP Holdings, Inc.* (Real Estate Management & Development)	105	6,366
FTC Solar, Inc.* (Electrical Equipment)	661	1,368
fuboTV, Inc.* (Interactive Media & Services)	2,788	10,204
FuelCell Energy, Inc.* (Electrical Equipment)	6,098	19,026
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	535	2,975
Fulgent Genetics, Inc.* (Health Care Providers & Services)	337	13,355
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	515	3,610
Fulton Financial Corp. (Banks)	2,540	46,304
Funko, Inc.* (Distributors)	498	10,284
FutureFuel Corp. (Chemicals)	405	2,770
FVCBankcorp, Inc.* (Banks)	187	3,800
Gambling.com Group, Ltd.* (Media)	136	1,140
Gannett Co., Inc.* (Media)	2,254	3,268
GATX Corp. (Trading Companies & Distributors)	556	58,219
GCM Grosvenor, Inc. - Class A (Capital Markets)	644	5,326
Gelesis Holdings, Inc.* (Biotechnology)	245	91
Genco Shipping & Trading, Ltd. (Marine)	574	7,692
Generation Bio Co.* (Biotechnology)	753	3,855
Genesco, Inc.* (Specialty Retail)	205	9,643
Gentherm, Inc.* (Auto Components)	519	30,320
Genworth Financial, Inc.* (Insurance)	7,862	36,715
German American Bancorp, Inc. (Banks)	433	17,013
Geron Corp.* (Biotechnology)	5,623	12,483
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	660	20,783
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	3,081	6,932
Gibraltar Industries, Inc.* (Building Products)	497	25,387
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	683	13,319
Glacier Bancorp, Inc. (Banks)	1,740	99,666
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	613	10,783
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	505	10,277
Glatfelter Corp. (Paper & Forest Products)	689	1,950
Glaukos Corp.* (Health Care Equipment & Supplies)	716	40,146
Global Industrial Co. (Trading Companies & Distributors)	204	6,475
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	955	8,729
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	1,631	19,980
Global Water Resources, Inc. (Water Utilities)	213	2,718
Globalstar, Inc.* (Diversified Telecommunication Services)	10,709	23,239
GMS, Inc.* (Trading Companies & Distributors)	677	31,954
Gogo, Inc.* (Wireless Telecommunication Services)	783	11,134
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	1,580	43,956
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	315	13,299
Golden Ocean Group, Ltd. (Marine)	1,922	16,010
Goosehead Insurance, Inc.* (Insurance)	298	12,370
GoPro, Inc.* - Class A (Household Durables)	2,023	11,025
Gossamer Bio, Inc.* (Biotechnology)	986	10,945
GrafTech International, Ltd. (Electrical Equipment)	3,034	15,443
Graham Holdings Co. - Class B (Diversified Consumer Services)	58	36,184
Granite Construction, Inc. (Construction & Engineering)	693	23,375
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	813	6,390
Gray Television, Inc. (Media)	1,285	18,183
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,023	7,734
Great Southern Bancorp, Inc. (Banks)	146	9,049
Green Brick Partners, Inc.* (Household Durables)	425	9,830
Green Dot Corp.* - Class A (Consumer Finance)	753	14,330
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	825	23,834
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	53	3,530
Greenidge Generation Holdings, Inc.* (Software)	209	203
GreenLight Biosciences Holdings PBC* (Biotechnology)	1,134	2,019
Greenlight Capital Re, Ltd.* - Class A (Insurance)	409	3,452
Greif, Inc. - Class A (Containers & Packaging)	404	26,749

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Greif, Inc. - Class B (Containers & Packaging)	84	$5,948
Grid Dynamics Holdings, Inc.* (IT Services)	761	10,357
Griffon Corp. (Building Products)	721	23,173
Group 1 Automotive, Inc. (Specialty Retail)	239	41,347
Groupon, Inc.* (Internet & Direct Marketing Retail)	342	2,521
GrowGeneration Corp.* (Specialty Retail)	899	3,209
Guaranty Bancshares, Inc. (Banks)	127	4,703
Guess?, Inc. (Specialty Retail)	533	9,050
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	175	15,664
H&E Equipment Services, Inc. (Trading Companies & Distributors)	499	18,842
H.B. Fuller Co. (Chemicals)	831	57,929
Haemonetics Corp.* (Health Care Equipment & Supplies)	795	67,534
Halozyme Therapeutics, Inc.* (Biotechnology)	2,124	101,549
Hamilton Lane, Inc. (Capital Markets)	553	33,080
Hancock Whitney Corp. (Banks)	1,349	75,369
Hanmi Financial Corp. (Banks)	474	12,694
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	1,334	36,258
HarborOne Bancorp, Inc. (Banks)	699	10,646
Harmonic, Inc.* (Communications Equipment)	1,441	22,263
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	410	21,320
Harsco Corp.* (Machinery)	1,230	6,507
Haverty Furniture Cos., Inc. (Specialty Retail)	231	6,140
Hawaiian Holdings, Inc.* (Airlines)	793	11,443
Hawkins, Inc. (Chemicals)	304	13,689
Haynes International, Inc. (Metals & Mining)	191	9,342
HBT Financial, Inc. (Banks)	159	3,242
HCI Group, Inc. (Insurance)	101	3,701
Health Catalyst, Inc.* (Health Care Technology)	859	7,576
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,160	16,194
HealthEquity, Inc.* (Health Care Providers & Services)	1,299	101,206
HealthStream, Inc.* (Health Care Technology)	378	9,337
Heartland Express, Inc. (Road & Rail)	731	10,877
Heartland Financial USA, Inc. (Banks)	643	31,713
Hecla Mining Co. (Metals & Mining)	8,661	39,581
Heidrick & Struggles International, Inc. (Professional Services)	306	8,617
Helen of Troy, Ltd.* (Household Durables)	372	35,199
Heliogen, Inc.* (Electrical Equipment)	1,422	2,560
Helios Technologies, Inc. (Machinery)	509	28,855
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,239	15,673
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,609	79,662
Herbalife Nutrition, Ltd.* (Personal Products)	1,533	32,592
Herc Holdings, Inc. (Trading Companies & Distributors)	402	47,279
Heritage Commerce Corp. (Banks)	920	13,156
Heritage Financial Corp. (Banks)	542	18,260
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	245	6,730
Heron Therapeutics, Inc.* (Biotechnology)	1,611	6,202
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	492	4,502
Heska Corp.* (Health Care Equipment & Supplies)	151	10,836
HF Foods Group, Inc.* (Food & Staples Retailing)	547	2,533
Hibbett, Inc. (Specialty Retail)	201	12,546
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	106	2,472
Hillenbrand, Inc. (Machinery)	1,083	47,847
HilleVax, Inc.* (Biotechnology)	203	4,340
Hillman Solutions Corp.* (Machinery)	2,107	16,456
Hilltop Holdings, Inc. (Banks)	781	22,610
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,375	53,955
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,900	8,626
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	23	5,687
Hippo Holdings, Inc.* (Insurance)	248	4,292
HireRight Holdings Corp.* (Professional Services)	332	4,469
HNI Corp. (Commercial Services & Supplies)	645	18,699
Holley, Inc.* (Auto Components)	805	3,204
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	114	4,874
Home BancShares, Inc. (Banks)	2,977	75,884
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	124	216
HomeStreet, Inc. (Thrifts & Mortgage Finance)	281	7,295
HomeTrust Bancshares, Inc. (Banks)	223	5,359
Hope Bancorp, Inc. (Banks)	1,814	24,616
Horace Mann Educators Corp. (Insurance)	644	25,412
Horizon Bancorp, Inc. (Banks)	631	9,408
Hostess Brands, Inc.* (Food Products)	2,131	56,430
Houlihan Lokey, Inc. (Capital Markets)	783	69,939
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	81	3,267
Hub Group, Inc.* - Class A (Air Freight & Logistics)	526	40,818
Hudson Technologies, Inc.* (Commercial Services & Supplies)	675	6,217
Humacyte, Inc.* (Biotechnology)	276	951
Huron Consulting Group, Inc.* (Professional Services)	322	23,709
Hycroft Mining Holding Corp.* (Metals & Mining)	2,363	1,630
Hydrofarm Holdings Group, Inc.* (Machinery)	683	1,762
Hyliion Holdings Corp.* (Machinery)	2,077	5,919
Hyster-Yale Materials Handling, Inc. (Machinery)	170	4,957
Hyzon Motors, Inc.* (Machinery)	1,374	2,624
I3 Verticals, Inc.* - Class A (IT Services)	345	7,507
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	88	1,692

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
ICF International, Inc. (Professional Services)	289	$34,573
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	439	11,168
Icosavax, Inc.* (Biotechnology)	348	1,194
Ideaya Biosciences, Inc.* (Biotechnology)	557	9,408
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	345	4,157
IDT Corp.* - Class B (Diversified Telecommunication Services)	230	5,994
IES Holdings, Inc.* (Construction & Engineering)	136	4,493
IGM Biosciences, Inc.* (Biotechnology)	166	3,320
iHeartMedia, Inc.* - Class A (Media)	1,887	15,624
Imago Biosciences, Inc.* (Biotechnology)	412	7,004
IMAX Corp.* (Entertainment)	736	9,369
ImmunityBio, Inc.* (Biotechnology)	1,281	7,046
ImmunoGen, Inc.* (Biotechnology)	3,361	19,964
Immunovant, Inc.* (Biotechnology)	627	7,022
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	329	37,713
Inari Medical, Inc.* (Health Care Equipment & Supplies)	755	58,082
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,470	58,157
Independent Bank Corp. (Banks)	717	62,386
Independent Bank Corp. (Banks)	315	7,286
Independent Bank Group, Inc. (Banks)	560	35,330
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,597	12,489
Indus Realty Trust, Inc. (Real Estate Management & Development)	84	4,350
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,017	4,760
Infinera Corp.* (Communications Equipment)	2,963	16,622
Information Services Group, Inc. (IT Services)	549	2,981
Ingevity Corp.* (Chemicals)	598	40,227
Ingles Markets, Inc. (Food & Staples Retailing)	223	21,045
Inhibrx, Inc.* (Biotechnology)	456	14,674
Innospec, Inc. (Chemicals)	388	38,796
Innovage Holding Corp.* (Health Care Providers & Services)	299	1,851
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	435	47,024
Innovid Corp.* (Media)	1,197	4,477
Innoviva, Inc.* (Pharmaceuticals)	990	13,424
Inogen, Inc.* (Health Care Equipment & Supplies)	360	8,158
Inotiv, Inc.* (Life Sciences Tools & Services)	273	5,673
Inovio Pharmaceuticals, Inc.* (Biotechnology)	3,869	8,357
Inseego Corp.* (Communications Equipment)	1,349	3,049
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	492	46,499
Insmed, Inc.* (Biotechnology)	1,867	32,336
Insperity, Inc. (Professional Services)	568	67,034
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	321	687
Inspire Medical Systems, Inc.* (Health Care Technology)	442	86,168
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	338	3,461
Installed Building Products, Inc. (Household Durables)	373	32,078
Insteel Industries, Inc. (Building Products)	293	7,721
Instil Bio, Inc.* (Biotechnology)	1,089	3,594
Instructure Holdings, Inc.* (Software)	271	6,401
Intapp, Inc.* (Software)	223	5,009
Integer Holdings Corp.* (Health Care Equipment & Supplies)	516	32,162
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	598	5,035
Intellia Therapeutics, Inc.* (Biotechnology)	1,180	62,281
Inter Parfums, Inc. (Personal Products)	281	22,727
Intercept Pharmaceuticals, Inc.* (Biotechnology)	383	5,312
InterDigital, Inc. (Communications Equipment)	465	23,190
Interface, Inc. (Commercial Services & Supplies)	917	10,371
International Bancshares Corp. (Banks)	839	41,614
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,538	30,837
International Money Express, Inc.* (IT Services)	501	13,542
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	771	32,698
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,434	65,492
Intrepid Potash, Inc.* (Chemicals)	174	7,874
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	1,061	26,737
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	520	6,089
Investors Title Co. (Insurance)	20	2,939
Invitae Corp.* (Biotechnology)	3,697	9,538
Invivyd, Inc.* (Biotechnology)	803	3,172
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	1,860	10,955
Iovance Biotherapeutics, Inc.* (Biotechnology)	2,360	22,042
iRadimed Corp. (Health Care Equipment & Supplies)	112	3,254
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	467	59,537
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,994	102,750
iRobot Corp.* (Household Durables)	420	23,730
IronNet, Inc.* (Software)	1,015	721
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,139	23,401
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	1,069	11,203
iTeos Therapeutics, Inc.* (Biotechnology)	368	7,169
Itron, Inc.* (Electronic Equipment, Instruments & Components)	706	34,516
Ivanhoe Electric, Inc.* (Metals & Mining)	227	2,374
IVERIC bio, Inc.* (Biotechnology)	1,855	44,372
J & J Snack Foods Corp. (Food Products)	238	35,131

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	331	$29,204
Jackson Financial, Inc. - Class A (Diversified Financial Services)	1,196	45,879
James River Group Holdings, Ltd. (Insurance)	576	14,556
Janus International Group, Inc.* (Building Products)	1,278	12,307
Janux Therapeutics, Inc.* (Biotechnology)	269	4,864
JELD-WEN Holding, Inc.* (Building Products)	1,306	13,857
JOANN, Inc. (Specialty Retail)	173	915
Joby Aviation, Inc.* (Airlines)	3,931	18,947
John B Sanfilippo & Son, Inc. (Food Products)	140	11,677
John Bean Technologies Corp. (Machinery)	495	45,144
John Marshall Bancorp, Inc. (Banks)	181	5,213
John Wiley & Sons, Inc. - Class A (Media)	672	28,352
Johnson Outdoors, Inc. - Class A (Leisure Products)	83	4,367
Jounce Therapeutics, Inc.* (Biotechnology)	660	1,439
Kadant, Inc. (Machinery)	182	32,387
Kaiser Aluminum Corp. (Metals & Mining)	248	20,036
Kaleyra, Inc.* (Software)	450	387
KalVista Pharmaceuticals, Inc.* (Biotechnology)	383	1,942
Kaman Corp. - Class A (Trading Companies & Distributors)	439	14,092
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,799	26,139
Karat Packaging, Inc.* (Trading Companies & Distributors)	89	1,458
Karuna Therapeutics, Inc.* (Biotechnology)	467	102,433
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,193	5,679
KB Home (Household Durables)	1,232	35,506
Kearny Financial Corp. (Thrifts & Mortgage Finance)	946	9,592
Kelly Services, Inc. - Class A (Professional Services)	528	8,628
Kennametal, Inc. (Machinery)	1,274	34,029
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,849	30,711
Keros Therapeutics, Inc.* (Biotechnology)	282	14,196
Kezar Life Sciences, Inc.* (Biotechnology)	824	6,192
Kforce, Inc. (Professional Services)	319	20,183
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	375	7,751
Kimball International, Inc. - Class B (Commercial Services & Supplies)	566	4,183
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	277	10,188
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	488	5,573
Kinnate Biopharma, Inc.* (Biotechnology)	457	3,853
Kinsale Capital Group, Inc. (Insurance)	339	106,842
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	3,411	66,992
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	894	15,573
KnowBe4, Inc.* - Class A (Software)	1,140	28,021
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,403	19,291
Kodiak Sciences, Inc.* (Biotechnology)	522	3,748
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	870	31,059
Koppers Holdings, Inc. (Chemicals)	318	7,937
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	549	1,680
Korn Ferry (Professional Services)	850	47,252
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	7,068	45,871
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,935	21,440
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,124	16,129
Kronos Bio, Inc.* (Chemicals)	637	1,886
Kronos Worldwide, Inc. (Chemicals)	347	3,297
Krystal Biotech, Inc.* (Biotechnology)	334	25,551
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	894	37,494
Kura Oncology, Inc.* (Biotechnology)	993	15,411
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	72	5,690
Kymera Therapeutics, Inc.* (Biotechnology)	592	17,961
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,778	18,971
Lakeland Bancorp, Inc. (Banks)	974	18,165
Lakeland Financial Corp. (Banks)	384	31,738
Lancaster Colony Corp. (Food Products)	304	54,805
Landec Corp.* (Food Products)	410	4,080
Lands' End, Inc.* (Internet & Direct Marketing Retail)	239	2,505
Landsea Homes Corp.* (Household Durables)	148	719
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,070	79,168
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	264	17,068
Latch, Inc.* (Software)	1,701	2,279
Latham Group, Inc.* (Leisure Products)	674	2,979
Laureate Education, Inc. - Class A (Diversified Consumer Services)	1,693	21,400
Lawson Products, Inc.* (Trading Companies & Distributors)	77	2,316
La-Z-Boy, Inc. (Household Durables)	673	16,670
LCI Industries (Auto Components)	389	41,277
Leafly Holdings, Inc.* (Interactive Media & Services)	478	424
Legacy Housing Corp.* (Household Durables)	137	2,543
Legalzoom.com, Inc.* (Professional Services)	1,502	13,894
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	305	13,237
Lemonade, Inc.* (Insurance)	727	17,593
LendingClub Corp.* (Consumer Finance)	1,607	17,098
LendingTree, Inc.* (Thrifts & Mortgage Finance)	164	4,138
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,303	2,801
LGI Homes, Inc.* (Household Durables)	321	29,548
LHC Group, Inc.* (Health Care Providers & Services)	467	78,036

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty Energy, Inc.* (Energy Equipment & Services)	2,235	$37,794
Liberty Latin America, Ltd.* - Class A (Media)	599	4,660
Liberty Latin America, Ltd.* - Class C (Media)	2,334	18,182
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	157	5,007
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	590	18,384
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	2,139	12,748
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	658	6,902
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,131	8,539
Lifetime Brands, Inc. (Household Durables)	200	1,713
Ligand Pharmaceuticals, Inc.* (Biotechnology)	237	20,773
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,479	83,032
Lightning eMotors, Inc.* (Machinery)	613	944
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,750	14,823
Limelight Networks, Inc.* (IT Services)	2,149	5,781
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	526	4,413
Lindsay Corp. (Machinery)	172	29,120
Lions Gate Entertainment Corp.* - Class A (Entertainment)	913	7,359
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,808	13,723
Liquidia Corp.* (Pharmaceuticals)	747	3,653
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	382	6,563
LivaNova PLC* (Health Care Equipment & Supplies)	840	39,564
Live Oak Bancshares, Inc. (Banks)	512	16,625
Livent Corp.* (Chemicals)	2,537	80,094
LivePerson, Inc.* (Software)	1,101	11,638
LiveRamp Holdings, Inc.* (IT Services)	1,034	18,984
LiveVox Holdings, Inc.* (Software)	354	1,101
LL Flooring Holdings, Inc.* (Specialty Retail)	451	3,752
Local Bounti Corp.* (Food Products)	672	1,989
Lordstown Motors Corp.* - Class A (Automobiles)	2,619	4,740
Loyalty Ventures, Inc.* (Media)	314	371
LSB Industries, Inc.* (Chemicals)	496	8,744
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	626	24,207
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	261	1,634
Luminar Technologies, Inc.* (Auto Components)	3,860	31,227
Luther Burbank Corp. (Thrifts & Mortgage Finance)	232	2,930
Luxfer Holdings PLC (Machinery)	425	6,150
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	4,325	41,866
Lyell Immunopharma, Inc.* (Biotechnology)	2,708	15,923
M.D.C Holdings, Inc. (Household Durables)	895	27,262
M/I Homes, Inc.* (Household Durables)	422	17,509
Macatawa Bank Corp. (Banks)	411	4,410
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	791	45,775
MacroGenics, Inc.* (Biotechnology)	944	4,833
Madison Square Garden Entertainment Corp.* (Entertainment)	403	19,759
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	199	14,093
Magnite, Inc.* (Media)	2,050	14,945
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,612	67,076
Malibu Boats, Inc.* (Leisure Products)	319	16,875
MannKind Corp.* (Biotechnology)	3,896	13,168
Marathon Digital Holdings, Inc.* (IT Services)	1,737	22,772
Marcus & Millichap, Inc. (Real Estate Management & Development)	400	14,736
Marine Products Corp. (Leisure Products)	130	1,300
MarineMax, Inc.* (Specialty Retail)	331	10,695
MarketWise, Inc.* (Capital Markets)	266	654
Markforged Holding Corp.* (Machinery)	1,724	3,758
Marqeta, Inc.* - Class A (IT Services)	6,796	53,552
Marten Transport, Ltd. (Road & Rail)	913	17,137
Masonite International Corp.* (Building Products)	348	24,892
MasterCraft Boat Holdings, Inc.* (Leisure Products)	279	6,071
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,762	117,086
Materion Corp. (Metals & Mining)	320	27,427
Mativ Holdings, Inc. (Paper & Forest Products)	852	20,226
Matson, Inc. (Marine)	603	44,368
Matterport, Inc.* (Software)	3,463	12,086
Matthews International Corp. - Class A (Commercial Services & Supplies)	468	12,580
Maxar Technologies, Inc. (Aerospace & Defense)	1,151	25,713
MaxCyte, Inc.* (Biotechnology)	1,362	9,425
MAXIMUS, Inc. (IT Services)	948	58,463
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,139	35,172
MBIA, Inc.* (Insurance)	752	8,092
McGrath RentCorp (Commercial Services & Supplies)	379	35,645
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	377	4,139
Medifast, Inc. (Personal Products)	170	19,888
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	397	88,127
MeiraGTx Holdings PLC* (Biotechnology)	473	3,439
Mercantile Bank Corp. (Banks)	241	8,423
Merchants Bancorp (Thrifts & Mortgage Finance)	246	5,892
Mercury General Corp. (Insurance)	419	12,151
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	673	21,516
MeridianLink, Inc.* (Software)	360	6,480
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	875	60,173
Meritage Homes Corp.* (Household Durables)	569	43,335

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Mersana Therapeutics, Inc.* (Biotechnology)	1,411	$11,090
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	79	10,445
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	568	23,419
Metrocity Bankshares, Inc. (Banks)	292	6,497
Metropolitan Bank Holding Corp.* (Banks)	161	10,626
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,607	16,006
MGE Energy, Inc. (Electric Utilities)	570	38,811
MGP Ingredients, Inc. (Beverages)	220	24,651
MicroStrategy, Inc.* (Software)	147	39,324
Microvast Holdings, Inc.* (Machinery)	2,622	6,424
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,592	9,487
Mid Penn Bancorp, Inc. (Banks)	224	7,656
Middlesex Water Co. (Water Utilities)	272	24,336
Midland States Bancorp, Inc. (Banks)	331	9,281
MidWestOne Financial Group, Inc. (Banks)	221	7,426
Miller Industries, Inc. (Machinery)	173	4,399
MillerKnoll, Inc. (Commercial Services & Supplies)	1,190	25,204
MiMedx Group, Inc.* (Biotechnology)	1,766	5,227
Minerals Technologies, Inc. (Chemicals)	507	27,890
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,144	17,324
Mirum Pharmaceuticals, Inc.* (Biotechnology)	283	6,382
Mission Produce, Inc.* (Food Products)	627	10,433
Mitek System, Inc.* (Software)	661	7,476
Model N, Inc.* (Software)	574	21,812
Modine Manufacturing Co.* (Auto Components)	779	13,960
ModivCare, Inc.* (Health Care Providers & Services)	198	19,254
Moelis & Co. (Capital Markets)	998	42,375
Momentive Global, Inc.* (Software)	2,040	15,830
Momentus, Inc.* (Aerospace & Defense)	869	1,269
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	208	16,517
MoneyGram International, Inc.* (IT Services)	1,468	15,546
Moneylion, Inc.* (IT Services)	1,950	2,184
Monro, Inc. (Specialty Retail)	500	23,875
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	1,008	15,090
Monte Rosa Therapeutics, Inc.* (Biotechnology)	449	4,131
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	430	18,825
Moog, Inc. - Class A (Aerospace & Defense)	448	37,968
Morphic Holding, Inc.* (Biotechnology)	403	11,288
Motorcar Parts of America, Inc.* (Auto Components)	292	5,548
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	242	8,003
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,102	43,518
MRC Global, Inc.* (Trading Companies & Distributors)	1,300	13,039
Mueller Industries, Inc. (Machinery)	876	54,873
Mueller Water Products, Inc. - Class A (Machinery)	2,441	28,560
Mullen Automotive, Inc.* (Software)	5,192	2,473
Multiplan Corp.* (Health Care Technology)	5,915	16,976
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,307	111,913
Murphy USA, Inc. (Specialty Retail)	338	106,305
MVB Financial Corp. (Banks)	160	3,962
Myers Industries, Inc. (Containers & Packaging)	568	11,525
MYR Group, Inc.* (Construction & Engineering)	257	22,490
Myriad Genetics, Inc.* (Biotechnology)	1,245	25,821
N-able, Inc.* (Software)	1,067	11,556
Nabors Industries, Ltd.* (Energy Equipment & Services)	142	24,712
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	63	3,563
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	727	7,604
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	716	10,167
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	460	13,073
National Bank Holdings Corp. (Banks)	457	20,026
National Beverage Corp. (Beverages)	370	17,545
National Energy Services Reunited Corp.* (Energy Equipment & Services)	597	4,513
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	673	38,159
National Healthcare Corp. (Health Care Providers & Services)	197	12,001
National Presto Industries, Inc. (Aerospace & Defense)	80	5,639
National Research Corp. (Health Care Providers & Services)	220	8,961
National Vision Holdings, Inc.* (Specialty Retail)	1,228	45,486
National Western Life Group, Inc. - Class A (Insurance)	36	7,129
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	145	1,668
Nature's Sunshine Products, Inc.* (Personal Products)	210	1,772
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	746	1,843
Navient Corp. (Consumer Finance)	1,744	26,404
NBT Bancorp, Inc. (Banks)	655	31,040
Nektar Therapeutics* (Pharmaceuticals)	2,840	10,678
Nelnet, Inc. - Class A (Consumer Finance)	228	20,313
NEOGAMES SA* (Hotels, Restaurants & Leisure)	204	3,509
Neogen Corp.* (Health Care Equipment & Supplies)	1,694	22,361
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,970	14,982
NerdWallet, Inc.* - Class A (Interactive Media & Services)	401	4,708
Nerdy, Inc.* (Diversified Consumer Services)	848	2,061
NETGEAR, Inc.* (Communications Equipment)	443	8,705

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
NetScout Systems, Inc.* (Communications Equipment)	1,070	$38,434
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	954	17,954
Nevro Corp.* (Health Care Equipment & Supplies)	546	20,934
New Jersey Resources Corp. (Gas Utilities)	1,507	67,273
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,951	16,008
Newmark Group, Inc. (Real Estate Management & Development)	2,217	18,157
Newpark Resources, Inc.* (Energy Equipment & Services)	1,350	4,941
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	126	2,214
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	354	16,142
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	505	3,535
NextGen Healthcare, Inc.* (Health Care Technology)	886	17,755
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,749	27,710
NextNav, Inc.* (Software)	1,048	3,595
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	622	3,321
NI Holdings, Inc.* (Insurance)	132	1,793
Nicolet Bankshares, Inc.* (Banks)	192	14,648
Nikola Corp.* (Machinery)	4,723	17,900
Nkarta, Inc.* (Biotechnology)	507	6,393
NL Industries, Inc. (Commercial Services & Supplies)	131	1,148
nLight, Inc.* (Electronic Equipment, Instruments & Components)	695	7,485
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,303	28,575
Noble Corp. PLC* (Energy Equipment & Services)	1,157	41,698
Noodles & Co.* (Hotels, Restaurants & Leisure)	640	3,725
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	3,104	9,591
Northeast Bank (Banks)	102	4,294
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	1,048	35,779
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	677	10,859
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,902	28,644
Northwest Natural Holding Co. (Gas Utilities)	543	26,113
Northwest Pipe Co.* (Construction & Engineering)	153	5,200
NorthWestern Corp. (Multi-Utilities)	883	46,649
Novagold Resources, Inc.* (Metals & Mining)	3,744	17,335
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	556	78,617
NOW, Inc.* (Trading Companies & Distributors)	1,727	21,985
Nu Skin Enterprises, Inc. - Class A (Personal Products)	782	29,865
Nurix Therapeutics, Inc.* (Biotechnology)	726	9,242
NuScale Power Corp.* (Electrical Equipment)	491	5,538
Nutex Health, Inc.* (Health Care Technology)	607	489
Nuvalent, Inc.* - Class A (Biotechnology)	265	9,463
NuVasive, Inc.* (Health Care Equipment & Supplies)	820	36,187
Nuvation Bio, Inc.* (Pharmaceuticals)	1,822	4,008
NV5 Global, Inc.* (Construction & Engineering)	212	30,729
Oceaneering International, Inc.* (Energy Equipment & Services)	1,566	21,908
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	909	20,525
Ocugen, Inc.* (Biotechnology)	3,350	5,762
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,206	4,354
Offerpad Solutions, Inc.* (Real Estate Management & Development)	1,069	1,042
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	750	11,475
OFG Bancorp (Banks)	729	20,325
O-I Glass, Inc.* (Containers & Packaging)	2,437	39,747
Oil States International, Inc.* (Energy Equipment & Services)	985	6,373
Old National Bancorp (Banks)	4,591	89,800
Old Second Bancorp, Inc. (Banks)	663	10,608
Olo, Inc.* - Class A (Software)	1,408	12,404
Olympic Steel, Inc. (Metals & Mining)	150	4,082
Omega Flex, Inc. (Machinery)	51	4,814
Omnicell, Inc.* (Health Care Technology)	687	53,119
ON24, Inc.* (Software)	651	5,299
Ondas Holdings, Inc.* (Communications Equipment)	557	2,228
ONE Gas, Inc. (Gas Utilities)	842	65,238
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	255	5,748
OneSpan, Inc.* (Software)	620	6,814
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,039	9,424
Onewater Marine, Inc.* (Specialty Retail)	176	5,808
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	776	51,868
Ooma, Inc.* (Diversified Telecommunication Services)	359	5,827
Open Lending Corp.* - Class A (Capital Markets)	1,651	11,838
OPKO Health, Inc.* (Biotechnology)	6,319	12,006
Oportun Financial Corp.* (Consumer Finance)	435	2,393
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	128	4,406
OppFi, Inc.* (Consumer Finance)	216	490
OptimizeRx Corp.* (Health Care Technology)	277	4,270
Option Care Health, Inc.* (Health Care Providers & Services)	2,447	74,046
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,124	4,901
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	557	5,609
Organogenesis Holdings, Inc.* (Biotechnology)	1,111	3,644
Origin Bancorp, Inc. (Banks)	352	14,548
Origin Materials, Inc.* (Chemicals)	1,644	9,338

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Orion Engineered Carbons SA (Chemicals)	947	$15,114
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	893	8,367
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	710	64,219
Orrstown Financial Services, Inc. (Banks)	160	4,235
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	303	4,866
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	234	9,943
Oscar Health, Inc.* - Class A (Insurance)	1,849	6,897
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	254	20,874
Otter Tail Corp. (Electric Utilities)	644	43,418
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	2,236	2,795
Outbrain, Inc.* (Interactive Media & Services)	605	2,589
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	2,292	41,371
Outlook Therapeutics, Inc.* (Biotechnology)	1,854	2,151
Outset Medical, Inc.* (Health Care Equipment & Supplies)	750	11,655
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	667	15,508
Owens & Minor, Inc. (Health Care Providers & Services)	1,155	19,635
Owlet, Inc.* (Health Care Equipment & Supplies)	258	247
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	237	24,110
P3 Health Partners, Inc.* (Health Care Providers & Services)	380	1,881
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,536	29,844
Pacific Premier Bancorp, Inc. (Banks)	1,468	53,450
Pacira BioSciences, Inc.* (Pharmaceuticals)	703	36,387
Pactiv Evergreen, Inc. (Containers & Packaging)	677	7,386
PagerDuty, Inc.* (Software)	1,332	33,220
Palomar Holdings, Inc.* (Insurance)	380	33,805
PAM Transportation Services, Inc.* (Road & Rail)	103	2,869
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	511	37,114
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	765	17,503
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	415	11,944
Paragon 28, Inc.* (Health Care Equipment & Supplies)	722	14,418
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,005	19,442
Pardes Biosciences, Inc.* (Biotechnology)	537	644
Park Aerospace Corp. (Aerospace & Defense)	307	3,819
Park National Corp. (Banks)	225	33,188
Parke Bancorp, Inc. (Banks)	158	3,406
Parsons Corp.* (Aerospace & Defense)	527	24,706
Party City Holdco, Inc.* (Specialty Retail)	1,707	2,885
Pathward Financial, Inc. (Thrifts & Mortgage Finance)	449	18,871
Patrick Industries, Inc. (Auto Components)	344	15,724
Patterson Cos., Inc. (Health Care Providers & Services)	1,364	35,423
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,358	59,269
Paya Holdings, Inc.* (IT Services)	1,370	11,015
Payoneer Global, Inc.* (IT Services)	3,389	26,265
Paysafe, Ltd.* (IT Services)	5,294	7,729
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,515	67,039
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	176	9,353
PCB Bancorp (Banks)	182	3,367
PCSB Financial Corp. (Thrifts & Mortgage Finance)	196	3,820
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	465	10,965
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,843	44,048
Peapack Gladstone Financial Corp. (Banks)	272	10,763
Pear Therapeutics, Inc.* (Health Care Technology)	1,073	2,951
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	2,033	32,609
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,300	25,220
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	439	23,407
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	1,418	19,668
Peoples Bancorp, Inc. (Banks)	435	13,167
Peoples Financial Services Corp. (Banks)	110	6,049
PepGen, Inc.* (Biotechnology)	150	1,842
Perdoceo Education Corp.* (Diversified Consumer Services)	1,053	12,036
Perella Weinberg Partners (Capital Markets)	642	5,059
Perficient, Inc.* (IT Services)	535	35,829
Perimeter Solutions SA* (Chemicals)	1,907	15,237
Permian Resources Corp.* (Oil, Gas & Consumable Fuels)	3,220	31,459
Petiq, Inc.* (Health Care Providers & Services)	429	3,526
PetMed Express, Inc. (Internet & Direct Marketing Retail)	316	6,737
PFSweb, Inc.* (IT Services)	264	2,526
PGT Innovations, Inc.* (Building Products)	904	19,264
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	360	3,816
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	319	4,686
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	1,834	55,277
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	938	15,214
Phreesia, Inc.* (Health Care Technology)	769	21,009
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,522	53,041
Piedmont Lithium, Inc.* (Metals & Mining)	272	16,924

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	1,924	$20,106
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	182	1,876
Piper Sandler Cos. (Capital Markets)	266	34,040
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,710	8,428
PJT Partners, Inc. - Class A (Capital Markets)	370	27,528
Planet Labs PBC* (Professional Services)	2,434	12,779
Playstudios, Inc.* (Entertainment)	1,240	5,592
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	487	1,763
Plexus Corp.* (Electronic Equipment, Instruments & Components)	430	42,312
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	590	10,880
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	576	7,091
PNM Resources, Inc. (Electric Utilities)	1,338	62,177
Point Biopharma Global, Inc.* (Biotechnology)	1,159	10,813
PolyMet Mining Corp.* (Metals & Mining)	457	1,366
Porch Group, Inc.* (Internet & Direct Marketing Retail)	1,263	1,718
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	366	7,847
Portland General Electric Co. (Electric Utilities)	1,401	62,962
Poshmark, Inc.* - Class A (Internet & Direct Marketing Retail)	719	12,841
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	277	4,343
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	1,246	55,435
Powell Industries, Inc. (Electrical Equipment)	143	3,528
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	888	59,238
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	714	14,280
PRA Group, Inc.* (Consumer Finance)	603	20,201
Praxis Precision Medicines, Inc.* (Biotechnology)	592	1,166
Precigen, Inc.* (Biotechnology)	1,580	2,560
Preferred Bank (Banks)	208	15,989
Preformed Line Products Co. (Electrical Equipment)	39	3,095
Premier Financial Corp. (Thrifts & Mortgage Finance)	555	16,012
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	780	42,494
PriceSmart, Inc. (Food & Staples Retailing)	385	24,628
Primis Financial Corp. (Banks)	347	4,473
Primo Water Corp. (Beverages)	2,467	35,994
Primoris Services Corp. (Construction & Engineering)	830	16,758
Priority Technology Holdings, Inc.* (IT Services)	280	1,436
Privia Health Group, Inc.* (Health Care Providers & Services)	698	23,369
ProAssurance Corp. (Insurance)	844	18,745
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	401	18,217
Professional Holding Corp.* - Class A (Banks)	202	5,468
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	216	4,733
PROG Holdings, Inc.* (Consumer Finance)	783	12,935
Progress Software Corp. (Software)	684	34,905
Progyny, Inc.* (Health Care Providers & Services)	1,171	52,074
Prometheus Biosciences, Inc.* (Biotechnology)	479	25,157
ProPetro Holding Corp.* (Energy Equipment & Services)	1,367	16,185
PROS Holdings, Inc.* (Software)	641	15,993
Protagonist Therapeutics, Inc.* (Biotechnology)	720	5,832
Proterra, Inc.* (Machinery)	3,461	21,597
Prothena Corp. PLC* (Biotechnology)	555	34,099
Proto Labs, Inc.* (Machinery)	431	16,460
Provention Bio, Inc.* (Pharmaceuticals)	924	6,413
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	226	2,793
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,145	25,671
PTC Therapeutics, Inc.* (Biotechnology)	1,100	41,602
PubMatic, Inc.* - Class A (Media)	668	11,623
Pulmonx Corp.* (Health Care Equipment & Supplies)	535	7,148
Pure Cycle Corp.* (Water Utilities)	305	2,632
PureCycle Technologies, Inc.* (Chemicals)	1,663	13,753
Purple Innovation, Inc.* (Household Durables)	859	3,024
Q2 Holdings, Inc.* (Software)	875	27,160
QCR Holdings, Inc. (Banks)	250	12,678
Quad/Graphics, Inc.* (Commercial Services & Supplies)	527	1,465
Quaker Chemical Corp. (Chemicals)	212	34,480
Qualys, Inc.* (Software)	604	86,106
Quanex Building Products Corp. (Building Products)	518	11,479
Quanterix Corp.* (Life Sciences Tools & Services)	531	5,878
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,430	4,333
QuinStreet, Inc.* (Interactive Media & Services)	812	9,265
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,418	3,488
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	5,481	12,826
R1 RCM, Inc.* (Health Care Providers & Services)	2,352	41,536
Rackspace Technology, Inc.* (IT Services)	902	4,645
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,537	52,947
Radiant Logistics, Inc.* (Air Freight & Logistics)	593	3,600
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,201	11,229
RadNet, Inc.* (Health Care Providers & Services)	781	14,933
Rallybio Corp.* (Biotechnology)	250	2,390
Ramaco Resources, Inc. (Metals & Mining)	351	3,963

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,716	$51,755
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	312	12,761
Ranpak Holdings Corp.* (Containers & Packaging)	680	2,584
Rapid7, Inc.* (Software)	909	41,150
RAPT Therapeutics, Inc.* (Biotechnology)	407	8,881
Rayonier Advanced Materials, Inc.* (Chemicals)	967	4,400
RBB Bancorp (Banks)	229	5,155
RBC Bearings, Inc.* (Machinery)	447	113,327
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	135	11,398
RE/MAX Holdings, Inc. (Real Estate Management & Development)	286	5,566
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,159	14,047
Realogy Holdings Corp.* (Real Estate Management & Development)	1,756	13,047
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	433	13,943
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	2,139	22,566
Red River Bancshares, Inc. (Banks)	68	3,871
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	794	33,070
Red Violet, Inc.* (Professional Services)	150	2,616
Redfin Corp.* (Real Estate Management & Development)	1,664	8,004
Redwire Corp.* (Aerospace & Defense)	303	830
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,827	13,027
REGENXBIO, Inc.* (Biotechnology)	629	14,888
Regional Management Corp. (Consumer Finance)	120	4,075
Relay Therapeutics, Inc.* (Biotechnology)	1,197	26,597
Relmada Therapeutics, Inc.* (Pharmaceuticals)	429	2,741
Remitly Global, Inc.* (IT Services)	1,543	17,930
Renasant Corp. (Banks)	857	34,597
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	731	1,425
Rent-A-Center, Inc. (Specialty Retail)	831	17,326
Repay Holdings Corp.* (IT Services)	1,371	8,349
Replimune Group, Inc.* (Biotechnology)	636	11,677
Republic Bancorp, Inc. - Class A (Banks)	136	6,304
Republic First Bancorp, Inc.* (Banks)	757	2,142
Reservoir Media, Inc.* (Entertainment)	320	1,856
Resideo Technologies, Inc.* (Building Products)	2,264	53,475
Resolute Forest Products, Inc.* (Paper & Forest Products)	719	14,962
Resources Connection, Inc. (Professional Services)	502	9,172
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	1,888	27,338
REV Group, Inc. (Machinery)	528	7,255
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,123	25,054
REVOLUTION Medicines, Inc.* (Biotechnology)	1,166	23,623
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	639	15,336
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	248	7,438
Ribbon Communications, Inc.* (Communications Equipment)	1,132	3,000
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,701	1,968
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	521	1,094
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	163	4,738
Rimini Street, Inc.* (Software)	762	4,275
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,353	4,316
Riot Blockchain, Inc.* (Software)	2,115	14,572
Rite Aid Corp.* (Food & Staples Retailing)	854	4,458
RLI Corp. (Insurance)	611	79,472
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	2,511	30,559
Rocket Lab USA, Inc.* (Aerospace & Defense)	3,376	17,184
Rocket Pharmaceuticals, Inc.* (Biotechnology)	685	12,782
Rockley Photonics Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,596	814
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	108	2,126
Rogers Corp.* (Electronic Equipment, Instruments & Components)	294	69,186
Root, Inc.* - Class A (Insurance)	121	1,032
Rover Group, Inc.* (Diversified Consumer Services)	1,452	6,374
RPC, Inc. (Energy Equipment & Services)	1,164	12,955
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,323	12,304
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	162	2,652
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	665	33,177
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	103	5,523
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	951	3,947
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	503	10,452
RxSight, Inc.* (Health Care Equipment & Supplies)	322	4,006
Ryerson Holding Corp. (Metals & Mining)	304	10,199
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts (REITs))	842	74,870
S&T Bancorp, Inc. (Banks)	611	23,102
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,613	49,354
Sabre Corp.* (IT Services)	5,105	29,660
Safe Bulkers, Inc. (Marine)	1,147	2,902
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	340	9,945
Safety Insurance Group, Inc. (Insurance)	223	19,390
Sage Therapeutics, Inc.* (Biotechnology)	815	30,693
Saia, Inc.* (Road & Rail)	416	82,725
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,677	21,315

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Sana Biotechnology, Inc.* (Biotechnology)	1,393	$8,079
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	497	9,388
Sandy Spring Bancorp, Inc. (Banks)	684	24,241
Sangamo Therapeutics, Inc.* (Biotechnology)	2,001	8,784
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	893	50,053
Sapiens International Corp. N.V. (Software)	481	9,461
Sarcos Technology and Robotics Corp.* (Machinery)	1,713	3,460
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	185	7,576
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	395	12,237
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	406	10,958
Scholastic Corp. (Media)	466	17,773
Schrodinger, Inc.* (Health Care Technology)	845	20,255
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	974	1,412
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	763	36,578
Sculptor Capital Management, Inc. (Capital Markets)	402	4,265
Seacoast Banking Corp. of Florida (Banks)	947	29,262
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	561	3,607
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	659	38,327
SecureWorks Corp.* - Class A (Software)	158	1,292
Seer, Inc.* (Life Sciences Tools & Services)	807	6,319
Select Energy Services, Inc.* (Energy Equipment & Services)	1,118	10,789
Select Medical Holdings Corp. (Health Care Providers & Services)	1,630	41,858
Selective Insurance Group, Inc. (Insurance)	934	91,606
Selectquote, Inc.* (Insurance)	2,093	1,411
Sema4 Holdings Corp.* (Health Care Technology)	2,475	2,549
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	991	27,441
Seneca Foods Corp.* - Class A (Food Products)	85	5,364
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	7,170	8,461
Sensient Technologies Corp. (Chemicals)	657	46,949
Seres Therapeutics, Inc.* (Biotechnology)	1,103	9,773
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	2,571	20,851
ServisFirst Bancshares, Inc. (Banks)	785	59,134
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,798	18,340
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	587	32,620
Sharecare, Inc.* (Health Care Technology)	4,608	8,847
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	758	17,176
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	1,751	40,466
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	557	163,284
Shoe Carnival, Inc. (Specialty Retail)	270	6,475
Shore Bancshares, Inc. (Banks)	279	5,563
ShotSpotter, Inc.* (Software)	140	5,320
Shutterstock, Inc. (Internet & Direct Marketing Retail)	380	19,011
SI-BONE, Inc.* (Health Care Equipment & Supplies)	532	10,342
Sierra Bancorp (Banks)	215	4,741
SIGA Technologies, Inc. (Pharmaceuticals)	737	6,773
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	337	2,639
Signet Jewelers, Ltd. (Specialty Retail)	717	46,778
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	532	61,137
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	541	23,847
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	184	6,526
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	155	2,943
Silvergate Capital Corp.* - Class A (Banks)	491	27,869
Simmons First National Corp. - Class A (Banks)	1,924	45,926
Simpson Manufacturing Co., Inc. (Building Products)	679	58,040
Simulations Plus, Inc. (Health Care Technology)	244	10,126
Sinclair Broadcast Group, Inc. - Class A (Media)	627	11,167
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	873	2,322
SiriusPoint, Ltd.* (Insurance)	1,442	9,258
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	3,049	37,747
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	254	22,812
Sitio Royalties Corp. (Oil, Gas & Consumable Fuels)	183	5,190
SJW Corp. (Water Utilities)	423	29,898
Skillsoft Corp.* (Professional Services)	1,271	2,275
Skillz, Inc.* (Entertainment)	4,919	5,067
Skyline Champion Corp.* (Household Durables)	835	48,606
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	171	1,387
SkyWest, Inc.* (Airlines)	781	13,808
Sleep Number Corp.* (Specialty Retail)	334	9,265
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,896	85,282
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	769	10,405
SmartFinancial, Inc. (Banks)	243	7,105
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	1,898	5,220
Smith & Wesson Brands, Inc. (Leisure Products)	711	8,027
Snap One Holdings Corp.* (Household Durables)	282	3,361
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	494	6,728

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
SolarWinds Corp.* (IT Services)	756	$7,053
Solid Power, Inc.* (Auto Components)	2,051	11,506
Solo Brands, Inc.* - Class A (Leisure Products)	344	1,421
SomaLogic, Inc.* (Life Sciences Tools & Services)	2,342	8,127
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,964	6,491
Sonic Automotive, Inc. - Class A (Specialty Retail)	312	14,586
Sonos, Inc.* (Household Durables)	1,998	32,208
Sorrento Therapeutics, Inc.* (Biotechnology)	5,951	9,343
South Jersey Industries, Inc. (Gas Utilities)	1,923	66,670
South Plains Financial, Inc. (Banks)	156	4,878
Southern First Bancshares, Inc.* (Banks)	119	5,317
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	123	6,304
Southside Bancshares, Inc. (Banks)	479	16,401
SouthState Corp. (Banks)	1,174	106,164
Southwest Gas Holdings, Inc. (Gas Utilities)	1,049	76,651
Sovos Brands, Inc.* (Food Products)	600	8,316
SP Plus Corp.* (Commercial Services & Supplies)	363	13,442
SpartanNash Co. (Food & Staples Retailing)	559	19,962
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	1,958	2,820
Spire, Inc. (Gas Utilities)	798	55,708
Spirit Airlines, Inc. (Airlines)	1,707	37,554
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	681	6,115
SpringWorks Therapeutics, Inc.* (Biotechnology)	543	13,037
Sprout Social, Inc.* - Class A (Software)	719	43,377
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,684	49,678
SPS Commerce, Inc.* (Software)	568	71,863
SPX Technologies, Inc.* (Machinery)	685	45,100
Squarespace, Inc.* - Class A (IT Services)	490	10,883
STAAR Surgical Co.* (Health Care Equipment & Supplies)	751	53,223
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	2,824	89,209
Stagwell, Inc.* (Media)	1,223	9,283
Standard Motor Products, Inc. (Auto Components)	316	11,986
Standex International Corp. (Machinery)	187	18,522
Starry Group Holdings, Inc.* - Class A (Diversified Telecommunication Services)	372	82
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,362	10,583
Stellar BanCorp, Inc. (Banks)	710	23,316
Stem, Inc.* (Electrical Equipment)	2,256	30,682
Stepan Co. (Chemicals)	334	34,883
StepStone Group, Inc. - Class A (Capital Markets)	834	24,620
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	268	1,707
Sterling Check Corp.* (Professional Services)	371	7,246
Sterling Construction Co., Inc.* (Construction & Engineering)	458	12,361
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,222	36,500
Stewart Information Services Corp. (Insurance)	420	16,363
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	1,272	5,088
Stock Yards Bancorp, Inc. (Banks)	448	35,029
Stoke Therapeutics, Inc.* (Biotechnology)	354	5,257
StoneCo, Ltd.* - Class A (IT Services)	4,339	45,560
StoneMor, Inc.* (Diversified Consumer Services)	428	1,494
Stoneridge, Inc.* (Auto Components)	412	8,598
StoneX Group, Inc.* (Capital Markets)	269	25,103
Strategic Education, Inc. (Diversified Consumer Services)	355	24,495
Stratus Properties, Inc. (Real Estate Management & Development)	92	2,720
Stride, Inc.* (Diversified Consumer Services)	635	21,279
Sturm Ruger & Co., Inc. (Leisure Products)	270	15,155
Summit Financial Group, Inc. (Banks)	174	5,058
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,640	14,170
Summit Materials, Inc.* - Class A (Construction Materials)	1,857	48,932
Sumo Logic, Inc.* (Software)	1,775	13,685
Sun Country Airlines Holdings, Inc.* (Airlines)	518	8,433
SunCoke Energy, Inc. (Metals & Mining)	1,305	9,474
Sunlight Financial Holdings, Inc.* (Consumer Finance)	380	460
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,554	28,811
SunOpta, Inc.* (Food Products)	1,529	17,171
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,283	23,723
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	3,321	37,029
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	711	49,479
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	183	1,815
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	767	26,285
Surgery Partners, Inc.* (Health Care Providers & Services)	621	16,885
Surmodics, Inc.* (Health Care Equipment & Supplies)	213	7,272
Sutro BioPharma, Inc.* (Biotechnology)	766	5,615
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,372	25,519
SWK Holdings Corp.* (Diversified Financial Services)	56	1,042
Sylvamo Corp. (Paper & Forest Products)	556	26,783
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	621	55,021
Syndax Pharmaceuticals, Inc.* (Biotechnology)	833	19,126
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	304	2,262
Talaris Therapeutics, Inc.* (Biotechnology)	361	545
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,035	22,025

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	1,587	$28,582
Tango Therapeutics, Inc.* (Biotechnology)	730	5,869
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	458	5,574
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	288	5,305
Tattooed Chef, Inc.* (Food Products)	766	3,639
Taylor Morrison Home Corp.* (Household Durables)	1,718	45,253
TechTarget, Inc.* (Media)	429	27,692
Teekay Corp.* (Oil, Gas & Consumable Fuels)	1,092	4,270
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	358	11,273
TEGNA, Inc. (Media)	3,488	72,828
Tejon Ranch Co.* (Real Estate Management & Development)	325	5,506
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,579	26,843
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	7,987	21,565
Telos Corp.* (Software)	843	8,936
Tenable Holdings, Inc.* (Software)	1,721	69,941
Tenaya Therapeutics, Inc.* (Biotechnology)	437	1,171
Tennant Co. (Machinery)	290	16,893
Tenneco, Inc.* (Auto Components)	1,292	25,452
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	51	91
Terawulf, Inc.* (Software)	339	386
Terex Corp. (Machinery)	1,044	42,324
Terran Orbital Corp.* (Aerospace & Defense)	375	983
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,164	66,511
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,948	9,623
Texas Capital Bancshares, Inc.* (Banks)	783	46,980
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	1,050	103,899
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	706	21,124
TG Therapeutics, Inc.* (Biotechnology)	2,085	12,135
The Andersons, Inc. (Food & Staples Retailing)	501	17,670
The Arena Group Holdings, Inc.* (Interactive Media & Services)	177	2,496
The Bancorp, Inc.* (Banks)	863	23,802
The Bank of NT Butterfield & Son, Ltd. (Banks)	778	26,872
The Beachbody Co., Inc.* (Diversified Consumer Services)	1,638	1,654
The Beauty Health Co.* (Personal Products)	1,561	17,842
The Brink's Co. (Commercial Services & Supplies)	727	43,351
The Buckle, Inc. (Specialty Retail)	473	18,603
The Cato Corp. - Class A (Specialty Retail)	281	3,347
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	771	27,610
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	534	19,560
The Children's Place, Inc.* (Specialty Retail)	200	8,096
The Container Store Group, Inc.* (Specialty Retail)	518	2,813
The Duckhorn Portfolio, Inc.* (Beverages)	578	8,450
The E.W. Scripps Co.* - Class A (Media)	915	12,984
The Ensign Group, Inc. (Health Care Providers & Services)	843	75,685
The First Bancorp, Inc. (Banks)	152	4,645
The First Bancshares, Inc. (Banks)	308	10,084
The First of Long Island Corp. (Banks)	345	6,065
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,854	15,685
The Goodyear Tire & Rubber Co.* (Auto Components)	4,393	55,791
The Gorman-Rupp Co. (Machinery)	356	9,662
The Greenbrier Cos., Inc. (Machinery)	498	17,584
The Hackett Group, Inc. (IT Services)	422	9,216
The Hain Celestial Group, Inc.* (Food Products)	1,177	22,022
The Honest Co., Inc.* (Personal Products)	1,018	3,370
The Joint Corp.* (Health Care Providers & Services)	220	3,634
The Lovesac Co.* (Household Durables)	218	5,306
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	3,372	37,530
The Manitowoc Co., Inc.* (Machinery)	543	4,952
The Marcus Corp. (Entertainment)	372	5,595
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,092	14,309
The ODP Corp.* (Specialty Retail)	665	26,314
The Oncology Institute, Inc.* (Health Care Providers & Services)	545	2,474
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	353	2,640
The Pennant Group, Inc.* (Health Care Providers & Services)	404	4,973
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,349	2,280
The RMR Group, Inc. - Class A (Real Estate Management & Development)	240	6,569
The Shyft Group, Inc. (Machinery)	540	12,409
The Simply Good Foods Co.* (Food Products)	1,410	54,003
The St Joe Co. (Real Estate Management & Development)	539	19,151
The Vita Coco Co., Inc.* (Beverages)	436	4,473
The York Water Co. (Water Utilities)	222	9,670
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,008	10,050
Thermon Group Holdings, Inc.* (Electrical Equipment)	518	9,200
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	266	1,431
Third Coast Bancshares, Inc.* (Banks)	200	3,880
Thorne HealthTech, Inc.* (Personal Products)	215	1,045
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	919	1,130
Thryv Holdings, Inc.* (Media)	398	8,143
Tidewater, Inc.* (Energy Equipment & Services)	668	22,645
Tile Shop Holdings, Inc. (Specialty Retail)	570	2,246
Tilly's, Inc. - Class A (Specialty Retail)	354	3,136

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
TimkenSteel Corp.* (Metals & Mining)	726	$12,661
Tiptree, Inc. (Insurance)	388	4,726
Titan International, Inc.* (Machinery)	801	11,983
Titan Machinery, Inc.* (Trading Companies & Distributors)	317	10,898
Tompkins Financial Corp. (Banks)	217	17,976
Tootsie Roll Industries, Inc. (Food Products)	244	9,855
Topgolf Callaway Brands Corp.* (Leisure Products)	2,190	40,997
Torrid Holdings, Inc.* (Specialty Retail)	229	1,129
TowneBank (Banks)	1,054	34,719
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	1,079	9,139
TPI Composites, Inc.* (Electrical Equipment)	573	5,707
Traeger, Inc.* (Household Durables)	501	2,079
Transcat, Inc.* (Trading Companies & Distributors)	111	9,186
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	20	822
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	478	23,049
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	356	2,456
TravelCenters of America, Inc.* (Specialty Retail)	198	12,589
Travere Therapeutics, Inc.* (Biotechnology)	953	20,661
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	522	12,779
Trean Insurance Group, Inc.* (Insurance)	354	1,299
Tredegar Corp. (Chemicals)	426	4,639
TreeHouse Foods, Inc.* (Food Products)	796	39,991
Tri Pointe Homes, Inc.* (Household Durables)	1,579	26,448
Tricida, Inc.* (Pharmaceuticals)	521	173
TriCo Bancshares (Banks)	488	28,260
TriMas Corp. (Containers & Packaging)	656	14,990
TriNet Group, Inc.* (Professional Services)	586	38,078
Trinity Industries, Inc. (Machinery)	1,286	36,690
Trinseo PLC (Chemicals)	548	10,313
Triton International, Ltd. (Trading Companies & Distributors)	962	58,384
Triumph Bancorp, Inc.* (Banks)	366	18,849
Triumph Group, Inc.* (Aerospace & Defense)	1,003	9,077
Tronox Holdings PLC - Class A (Chemicals)	1,831	21,972
TrueBlue, Inc.* (Professional Services)	504	9,909
TrueCar, Inc.* (Interactive Media & Services)	1,406	2,531
Trupanion, Inc.* (Insurance)	610	30,787
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	294	10,972
Trustmark Corp. (Banks)	959	35,071
TTEC Holdings, Inc. (IT Services)	295	13,119
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,586	24,282
Tucows, Inc.* (IT Services)	155	6,967
Tupperware Brands Corp.* (Household Durables)	691	5,341
Turning Point Brands, Inc. (Tobacco)	235	5,537
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	242	1,888
TuSimple Holdings, Inc.* - Class A (Road & Rail)	2,190	7,512
Tutor Perini Corp.* (Construction & Engineering)	658	4,882
Twist Bioscience Corp.* (Biotechnology)	879	28,858
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	5,408	19,252
Tyra Biosciences, Inc.* (Biotechnology)	205	1,419
U.S. Cellular Corp.* (Wireless Telecommunication Services)	234	7,294
U.S. Lime & Minerals, Inc. (Construction Materials)	32	4,037
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	201	17,849
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,159	16,678
Udemy, Inc.* (Diversified Consumer Services)	1,130	16,442
UFP Industries, Inc. (Building Products)	936	66,670
UFP Technologies, Inc.* (Containers & Packaging)	107	10,042
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	707	21,995
UMB Financial Corp. (Banks)	689	57,339
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	775	13,594
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	218	1,988
UniFirst Corp. (Commercial Services & Supplies)	234	43,058
Unisys Corp.* (IT Services)	1,037	8,815
United Bankshares, Inc. (Banks)	2,044	86,563
United Community Banks, Inc. (Banks)	1,664	64,064
United Fire Group, Inc. (Insurance)	334	9,051
United Natural Foods, Inc.* (Food & Staples Retailing)	910	38,593
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,715	28,828
Unitil Corp. (Multi-Utilities)	249	13,125
Unity Bancorp, Inc. (Banks)	110	3,153
Universal Corp. (Tobacco)	378	19,130
Universal Electronics, Inc.* (Household Durables)	190	3,878
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	201	9,783
Universal Insurance Holdings, Inc. (Insurance)	410	4,116
Universal Logistics Holdings, Inc. (Road & Rail)	112	3,584
Universal Technical Institute, Inc.* (Diversified Consumer Services)	518	3,574
Univest Financial Corp. (Banks)	457	12,860
Upland Software, Inc.* (Software)	456	3,666
Upwork, Inc.* (Professional Services)	1,876	25,232
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,025	21,155
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,791	25,289
Urban One, Inc.* (Media)	130	784
Urban One, Inc.* (Media)	165	820

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Urban Outfitters, Inc.* (Specialty Retail)	1,000	$23,860
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,278	4,229
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	465	8,714
USANA Health Sciences, Inc.* (Personal Products)	176	9,242
USCB Financial Holdings, Inc.* (Banks)	169	2,270
UserTesting, Inc.* (Software)	741	5,483
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	54	4,836
Utz Brands, Inc. (Food Products)	1,029	16,680
V2X, Inc.* (Aerospace & Defense)	188	7,706
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	915	4,712
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,750	6,388
Valaris, Ltd.* (Energy Equipment & Services)	954	63,851
Valhi, Inc. (Chemicals)	38	1,038
Valley National Bancorp (Banks)	6,744	80,051
Value Line, Inc. (Capital Markets)	14	750
Vanda Pharmaceuticals, Inc.* (Biotechnology)	869	9,098
Varex Imaging Corp.* (Health Care Equipment & Supplies)	605	13,377
Varonis Systems, Inc.* (Software)	1,705	45,643
Vaxart, Inc.* (Biotechnology)	1,938	3,236
Vaxcyte, Inc.* (Pharmaceuticals)	1,063	46,357
VBI Vaccines, Inc.* (Biotechnology)	3,018	2,173
Vector Group, Ltd. (Tobacco)	2,251	23,905
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	794	14,475
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	882	3,475
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	135	1,311
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	3,022	2,984
Ventyx Biosciences, Inc.* (Pharmaceuticals)	351	11,362
Vera Therapeutics, Inc.* (Biotechnology)	219	4,082
Veracyte, Inc.* (Biotechnology)	1,122	22,563
Vericel Corp.* (Biotechnology)	739	19,864
Verint Systems, Inc.* (Software)	996	35,288
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,348	21,339
Veritex Holdings, Inc. (Banks)	822	25,959
Veritiv Corp.* (Trading Companies & Distributors)	212	24,647
Veritone, Inc.* (Software)	490	3,631
Verra Mobility Corp.* - Class C (IT Services)	2,243	38,288
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	847	7,225
Veru, Inc.* (Personal Products)	1,017	12,448
Verve Therapeutics, Inc.* (Biotechnology)	712	26,842
Via Renewables, Inc. (Multi-Utilities)	192	1,342
Viad Corp.* (Commercial Services & Supplies)	318	11,855
Viant Technology, Inc.* - Class A (Software)	222	1,012
Viavi Solutions, Inc.* (Communications Equipment)	3,563	53,801
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	854	3,305
Vicor Corp.* (Electrical Equipment)	345	16,481
Victory Capital Holdings, Inc. - Class A (Capital Markets)	258	7,461
View, Inc.* (Building Products)	1,750	2,363
ViewRay, Inc.* (Health Care Equipment & Supplies)	2,317	9,940
Village Super Market, Inc. - Class A (Food & Staples Retailing)	133	2,958
Vimeo, Inc.* (Interactive Media & Services)	2,241	8,516
Vinco Ventures, Inc.* (Leisure Products)	3,562	3,247
Vintage Wine Estates, Inc.* (Beverages)	501	1,388
Vir Biotechnology, Inc.* (Biotechnology)	1,135	24,947
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	3,573	16,507
Viridian Therapeutics, Inc.* (Biotechnology)	415	8,259
Virtus Investment Partners, Inc. (Capital Markets)	109	18,692
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,070	43,284
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	194	6,548
Vista Outdoor, Inc.* (Leisure Products)	875	25,410
VistaGen Therapeutics, Inc.* (Biotechnology)	3,048	404
Visteon Corp.* (Auto Components)	435	56,755
Vital Farms, Inc.* (Food Products)	468	6,196
Vivid Seats, Inc.* - Class A (Internet & Direct Marketing Retail)	401	3,288
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,486	11,368
Vizio Holding Corp.* - Class A (Semiconductors & Semiconductor Equipment)	1,062	11,894
Volta, Inc.* (Specialty Retail)	1,913	2,123
VSE Corp. (Commercial Services & Supplies)	166	7,684
Vuzix Corp.* (Household Durables)	928	4,640
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,480	11,233
Wabash National Corp. (Machinery)	761	16,476
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	480	43,181
Warby Parker, Inc.* - Class A (Specialty Retail)	1,307	20,977
Warrior Met Coal, Inc. (Metals & Mining)	806	29,935
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,015	39,281
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,369	26,134
Washington Trust Bancorp, Inc. (Banks)	268	12,998
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	302	5,128
Watts Water Technologies, Inc. - Class A (Machinery)	428	62,642
WD-40 Co. (Household Products)	214	34,274
Weatherford International PLC* (Energy Equipment & Services)	1,106	46,098
Weave Communications, Inc.* (Software)	489	2,690
Weber, Inc. - Class A (Household Durables)	423	2,817

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks, continued

	Shares	Value
Weis Markets, Inc. (Food & Staples Retailing)	257	$24,073
Wejo Group, Ltd.* (Interactive Media & Services)	359	388
Werner Enterprises, Inc. (Road & Rail)	992	38,886
WesBanco, Inc. (Banks)	914	36,962
West Bancorp, Inc. (Banks)	254	5,707
Westamerica Bancorp (Banks)	408	25,594
Weyco Group, Inc. (Distributors)	92	2,376
Wheels Up Experience, Inc.* (Airlines)	2,491	4,409
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	732	6,888
Whole Earth Brands, Inc.* (Food Products)	636	2,194
WideOpenWest, Inc.* (Media)	839	11,503
Willdan Group, Inc.* (Professional Services)	182	2,515
Wingstop, Inc. (Hotels, Restaurants & Leisure)	469	74,285
Winmark Corp. (Specialty Retail)	44	11,072
Winnebago Industries, Inc. (Automobiles)	486	29,009
WisdomTree Investments, Inc. (Capital Markets)	2,132	11,577
WM Technology, Inc.* (Software)	1,162	2,382
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,212	20,762
Workhorse Group, Inc.* (Automobiles)	2,389	6,450
Workiva, Inc.* (Software)	746	58,046
World Acceptance Corp.* (Consumer Finance)	61	4,954
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	960	24,470
Worthington Industries, Inc. (Metals & Mining)	492	23,400
WSFS Financial Corp. (Thrifts & Mortgage Finance)	989	46,048
WW International, Inc.* (Diversified Consumer Services)	849	3,837
Xencor, Inc.* (Biotechnology)	899	25,172
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,791	30,590
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	2,072	3,315
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,790	26,188
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	529	31,771
Xos, Inc.* (Machinery)	872	985
XPEL, Inc.* (Auto Components)	337	23,317
Xperi, Inc.* (Software)	652	9,114
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	272	5,263
Yelp, Inc.* (Interactive Media & Services)	1,077	41,368
Yext, Inc.* (Software)	1,783	9,486
Y-mAbs Therapeutics, Inc.* (Biotechnology)	575	2,076
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	735	18,441
Zeta Global Holdings Corp.* - Class A (Software)	1,710	14,261
Ziff Davis, Inc.* (Interactive Media & Services)	715	55,333
Zimvie, Inc.* (Health Care Equipment & Supplies)	326	2,859
ZipRecruiter, Inc.* (Interactive Media & Services)	1,251	20,979
Zumiez, Inc.* (Specialty Retail)	245	5,495
Zuora, Inc.* - Class A (Software)	1,904	14,642
Zurn Elkay Water Solutions Corp. (Building Products)	1,944	45,665
Zynex, Inc. (Health Care Equipment & Supplies)	346	3,944
TOTAL COMMON STOCKS
(Cost $30,414,715)		37,479,259

Right (NM)

	No. of Rights	Value
Zogenix, Inc., CVR;*+(a) (Pharmaceuticals)	1,273	$866
TOTAL RIGHT
(Cost $–)		866

Trust (0.00%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		–

Repurchase Agreements(b)(c) (24.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $13,777,123	$13,776,000	$13,776,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,776,000)		13,776,000
TOTAL INVESTMENT SECURITIES
(Cost $44,190,715) - 89.2%		51,256,125
Net other assets (liabilities) - 10.8%		6,230,147
NET ASSETS - 100.0%		$57,486,272

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2022, these securities represented less than 0.005% of the net assets of the Fund.
(a)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $8,046,000.
CVR	Contingent Value Rights

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	69	12/19/22	$6,392,850	$56,321

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	11/28/22	3.13%	$10,041,428	$154,382
Russell 2000 Index	Goldman Sachs International	11/28/22	3.48%	32,589,692	566,354
				$42,631,120	$720,736

iShares Russell 2000 ETF	UBS AG	11/28/22	2.88%	$9,922,360	$226,378
Russell 2000 Index	UBS AG	11/28/22	3.08%	18,335,626	397,883
				$28,257,986	$624,261
				$70,889,106	$1,344,997

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$325,533	0.6%
Air Freight & Logistics	160,298	0.3%
Airlines	124,444	0.2%
Auto Components	528,084	0.9%
Automobiles	67,752	0.1%
Banks	3,721,087	6.5%
Beverages	207,780	0.4%
Biotechnology	2,621,723	4.6%
Building Products	468,977	0.8%
Capital Markets	567,999	1.0%
Chemicals	745,547	1.3%
Commercial Services & Supplies	526,628	0.9%
Communications Equipment	402,770	0.7%
Construction & Engineering	586,902	1.0%
Construction Materials	52,969	0.1%
Consumer Discretionary Products	8,110	NM
Consumer Finance	232,501	0.4%
Containers & Packaging	119,139	0.2%
Distributors	12,660	NM
Diversified Consumer Services	373,623	0.6%
Diversified Financial Services	114,041	0.2%
Diversified Telecommunication Services	227,723	0.4%
Electric Utilities	257,842	0.4%
Electrical Equipment	475,120	0.8%
Electronic Equipment, Instruments & Components	832,796	1.4%
Energy Equipment & Services	780,024	1.4%
Entertainment	109,812	0.2%
Equity Real Estate Investment Trusts (REITs)	2,187,360	3.8%
Food & Staples Retailing	226,826	0.4%
Food Products	457,021	0.8%
Gas Utilities	457,711	0.8%
Health Care Equipment & Supplies	1,336,289	2.3%
Health Care Providers & Services	1,041,266	1.8%
Health Care Technology	361,058	0.6%
Hotels, Restaurants & Leisure	950,077	1.7%
Household Durables	543,492	0.9%
Household Products	95,371	0.2%
Independent Power and Renewable Electricity Producers	176,880	0.3%
Industrial Conglomerates	10,427	NM
Insurance	802,015	1.4%
Interactive Media & Services	249,222	0.4%
Internet & Direct Marketing Retail	170,733	0.3%
IT Services	829,772	1.4%
Leisure Products	217,377	0.4%
Life Sciences Tools & Services	292,828	0.5%
Machinery	1,477,171	2.6%
Marine	92,004	0.2%
Media	344,732	0.6%
Metals & Mining	564,867	1.0%
Mortgage Real Estate Investment Trusts (REITs)	461,437	0.8%
Multiline Retail	29,421	0.1%
Multi-Utilities	174,190	0.3%
Oil, Gas & Consumable Fuels	1,849,803	3.2%
Paper & Forest Products	75,575	0.1%
Personal Products	265,198	0.5%
Pharmaceuticals	642,098	1.1%
Professional Services	613,791	1.1%
Real Estate Management & Development	233,989	0.4%
Road & Rail	204,953	0.4%
Semiconductors & Semiconductor Equipment	921,354	1.6%
Software	1,743,105	3.0%
Specialty Retail	822,910	1.4%
Technology Hardware, Storage & Peripherals	149,312	0.3%
Textiles, Apparel & Luxury Goods	216,992	0.4%
Thrifts & Mortgage Finance	675,698	1.2%
Tobacco	51,892	0.1%
Trading Companies & Distributors	566,862	1.0%
Water Utilities	181,035	0.3%
Wireless Telecommunication Services	64,127	0.1%
Other **	20,006,147	34.8%
Total	$57,486,272	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Repurchase Agreements(a)(b) (232.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $7,884,643	$7,884,000	$7,884,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,884,000)		7,884,000
TOTAL INVESTMENT SECURITIES
(Cost $7,884,000) - 232.2%		7,884,000
Net other assets (liabilities) - (132.2)%(c)		(4,488,568)
NET ASSETS - 100.0%		$3,395,432

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $295,000.
(c)	Amount include $4,316,066 of net capital share redemptions.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00%, due 8/15/52	Citibank North America	11/15/22	3.20%	$1,618,052	$(97,532)
30-Year U.S. Treasury Bond, 3.00%, due 8/15/52	Societe' Generale	11/15/22	3.28%	2,595,291	(78,583)
				$4,213,343	$(176,115)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Common Stocks (71.4%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	345	$19,413
Alliant Energy Corp. (Electric Utilities)	1,516	79,090
Ameren Corp. (Multi-Utilities)	1,562	127,334
American Electric Power Co., Inc. (Electric Utilities)	3,104	272,904
American Water Works Co., Inc. (Water Utilities)	1,099	159,729
Atmos Energy Corp. (Gas Utilities)	846	90,141
Avangrid, Inc. (Electric Utilities)	421	17,126
Avista Corp. (Multi-Utilities)	441	18,094
Black Hills Corp. (Multi-Utilities)	393	25,690
CenterPoint Energy, Inc.(a) (Multi-Utilities)	3,804	108,832
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	209	6,757
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	497	17,266
CMS Energy Corp. (Multi-Utilities)	1,754	100,066
Consolidated Edison, Inc. (Multi-Utilities)	2,142	188,410
Constellation Energy Corp. (Electric Utilities)	1,975	186,717
Dominion Energy, Inc. (Multi-Utilities)	5,031	352,020
DTE Energy Co. (Multi-Utilities)	1,171	131,281
Duke Energy Corp. (Electric Utilities)	4,653	433,567
Edison International (Electric Utilities)	2,305	138,392
Entergy Corp. (Electric Utilities)	1,229	131,675
Essential Utilities, Inc. (Water Utilities)	1,441	63,721
Evergy, Inc. (Electric Utilities)	1,387	84,787
Eversource Energy (Electric Utilities)	2,094	159,730
Exelon Corp. (Electric Utilities)	5,992	231,231
FirstEnergy Corp. (Electric Utilities)	3,280	123,689
Hawaiian Electric Industries, Inc. (Electric Utilities)	661	25,144
IDACORP, Inc. (Electric Utilities)	305	31,934
National Fuel Gas Co. (Gas Utilities)	553	37,322
New Jersey Resources Corp. (Gas Utilities)	581	25,936
NextEra Energy, Inc. (Electric Utilities)	11,873	920,157
NiSource, Inc. (Multi-Utilities)	2,453	63,018
NorthWestern Corp. (Multi-Utilities)	339	17,909
NRG Energy, Inc. (Electric Utilities)	1,421	63,092
ONE Gas, Inc. (Gas Utilities)	327	25,336
PG&E Corp.* (Electric Utilities)	9,728	145,239
Pinnacle West Capital Corp. (Electric Utilities)	683	45,904
PNM Resources, Inc. (Electric Utilities)	519	24,118
Portland General Electric Co. (Electric Utilities)	600	26,964
PPL Corp. (Electric Utilities)	4,448	117,828
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,015	169,051
Sempra Energy (Multi-Utilities)	1,899	286,635
Southwest Gas Holdings, Inc. (Gas Utilities)	373	27,255
Spire, Inc. (Gas Utilities)	317	22,130
The AES Corp. (Independent Power and Renewable Electricity Producers)	4,035	105,555
The Southern Co. (Electric Utilities)	6,422	420,513
UGI Corp. (Gas Utilities)	1,265	44,692
Vistra Corp. (Independent Power and Renewable Electricity Producers)	2,364	54,301
WEC Energy Group, Inc. (Multi-Utilities)	1,906	174,075
Xcel Energy, Inc. (Electric Utilities)	3,305	215,189
TOTAL COMMON STOCKS
(Cost $2,534,739)		6,356,959

Repurchase Agreements(b)(c) (26.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.91%-2.95%, dated 10/31/22, due 11/1/22, total to be received $2,352,192	$2,352,000	$2,352,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,352,000)		2,352,000

Collateral for Securities Loaned(d) (1.3%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 3.07%(e)	112,189	$112,189
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $112,189)		112,189
TOTAL INVESTMENT SECURITIES
(Cost $4,998,928) - 99.1%		8,821,148
Net other assets (liabilities) - 0.9%		83,819
NET ASSETS - 100.0%		$8,904,967

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2022. The total value of securities on loan as of October 31, 2022 was $108,804.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2022, the aggregate amount held in a segregated account was $1,399,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2022.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2022.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2022 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/23/22	3.68%	$3,478,904	$129,943
Dow Jones U.S. Utilities Index	UBS AG	11/23/22	3.43%	3,499,401	165,614
				$6,978,305	$295,557

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2022:

	Value	% of Net Assets
Electric Utilities	$3,914,403	43.9%
Gas Utilities	272,812	3.1%
Independent Power and Renewable Electricity Producers	183,879	2.1%
Multi-Utilities	1,762,415	19.8%
Water Utilities	223,450	2.5%
Other **	2,548,008	28.6%
Total	$8,904,967	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

October 31, 2022 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of October 31, 2022, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 2.91%, dated 10/31/22, due 11/1/22(1)	Credit Agricole, 2.92%, dated 10/31/22, due 11/1/22(2)	HSBC Securities (USA), Inc., 2.91%, dated 10/31/22, due 11/1/22(3)	RBC Capital Markets, LLC, 2.92%, dated 10/31/22, due 11/1/22(4)	Societe Generale, 2.95%, dated 10/31/22, due 11/1/22(5)	UMB Bank, N.A., 2.95%, dated 10/31/22, due 11/1/22(6)
Access Flex Bear High Yield ProFund	$103,000	$350,000	$259,000	$285,000	$623,000	$557,000
Access Flex High Yield ProFund	182,000	614,000	455,000	501,000	1,093,000	971,000
Banks UltraSector ProFund	92,000	314,000	232,000	256,000	560,000	507,000
Basic Materials UltraSector ProFund	35,000	123,000	90,000	100,000	219,000	206,000
Bear ProFund	945,000	3,192,000	2,365,000	2,601,000	5,677,000	5,039,000
Biotechnology UltraSector ProFund	1,017,000	3,436,000	2,545,000	2,800,000	6,111,000	5,423,000
Bull ProFund	830,000	2,804,000	2,078,000	2,285,000	4,987,000	4,429,000
Communication Services UltraSector ProFund	41,000	144,000	106,000	117,000	257,000	238,000
Consumer Goods UltraSector ProFund	49,000	171,000	126,000	140,000	305,000	279,000
Consumer Services UltraSector ProFund	262,000	889,000	658,000	724,000	1,583,000	1,411,000
Falling U.S. Dollar ProFund	37,000	129,000	95,000	104,000	231,000	216,000
Financials UltraSector ProFund	52,000	177,000	132,000	144,000	317,000	290,000
Health Care UltraSector ProFund	196,000	668,000	495,000	545,000	1,190,000	1,063,000
Industrials UltraSector ProFund	42,000	146,000	107,000	119,000	261,000	238,000
Internet UltraSector ProFund	733,000	2,477,000	1,835,000	2,018,000	4,405,000	3,911,000
Large-Cap Value ProFund	3,000	11,000	8,000	9,000	21,000	22,000
Mid-Cap ProFund	54,000	185,000	137,000	151,000	330,000	300,000
Mid-Cap Value ProFund	—	—	—	—	—	3,000
Nasdaq-100 ProFund	714,000	2,413,000	1,786,000	1,965,000	4,290,000	3,810,000
Oil & Gas UltraSector ProFund	879,000	2,972,000	2,200,000	2,421,000	5,284,000	4,695,000
Oil Equipment & Services UltraSector ProFund	238,000	805,000	596,000	655,000	1,432,000	1,279,000
Pharmaceuticals UltraSector ProFund	56,000	190,000	141,000	155,000	340,000	311,000
Precious Metals UltraSector ProFund	137,000	464,000	343,000	377,000	826,000	739,000
Real Estate UltraSector ProFund	71,000	245,000	181,000	199,000	436,000	394,000
Rising Rates Opportunity ProFund	2,278,000	7,692,000	5,697,000	6,267,000	13,676,000	12,128,000
Rising Rates Opportunity 10 ProFund	436,000	1,477,000	1,094,000	1,203,000	2,627,000	2,339,000
Rising U.S. Dollar ProFund	1,513,000	5,111,000	3,786,000	4,165,000	9,089,000	8,064,000
Semiconductor UltraSector ProFund	422,000	1,429,000	1,058,000	1,164,000	2,541,000	2,260,000
Short Nasdaq-100 ProFund	3,488,000	11,776,000	8,723,000	9,595,000	20,937,000	18,560,000
Short Oil & Gas ProFund	46,000	160,000	119,000	131,000	286,000	262,000
Short Precious Metals ProFund	266,000	903,000	668,000	735,000	1,606,000	1,431,000
Short Real Estate ProFund	131,000	448,000	331,000	365,000	797,000	717,000
Short Small-Cap ProFund	62,000	215,000	158,000	175,000	383,000	350,000
Small-Cap ProFund	69,000	235,000	174,000	192,000	419,000	377,000
Small-Cap Growth ProFund	—	1,000	1,000	1,000	3,000	6,000
Small-Cap Value ProFund	—	—	—	—	1,000	4,000
Technology UltraSector ProFund	408,000	1,382,000	1,024,000	1,126,000	2,458,000	2,187,000
Telecommunications UltraSector ProFund	7,000	29,000	22,000	24,000	52,000	59,000
UltraBear ProFund	623,000	2,109,000	1,561,000	1,718,000	3,750,000	3,331,000
UltraBull ProFund	1,284,000	4,337,000	3,212,000	3,533,000	7,713,000	6,847,000
UltraChina ProFund	88,000	303,000	224,000	247,000	539,000	487,000
UltraDow 30 ProFund	455,000	1,537,000	1,138,000	1,252,000	2,734,000	2,430,000
UltraEmerging Markets ProFund	26,000	92,000	67,000	74,000	165,000	156,000
UltraInternational ProFund	96,000	327,000	242,000	267,000	583,000	528,000
UltraJapan ProFund	503,000	1,699,000	1,258,000	1,384,000	3,020,000	2,680,000

2 : : APPENDIX : : October 31, 2022 (unaudited)

Fund Name	Canadian Imperial Bank of Commerce, 2.91%, dated 10/31/22, due 11/1/22(1)	Credit Agricole, 2.92%, dated 10/31/22, due 11/1/22(2)	HSBC Securities (USA), Inc., 2.91%, dated 10/31/22, due 11/1/22(3)	RBC Capital Markets, LLC, 2.92%, dated 10/31/22, due 11/1/22(4)	Societe Generale, 2.95%, dated 10/31/22, due 11/1/22(5)	UMB Bank, N.A., 2.95%, dated 10/31/22, due 11/1/22(6)
UltraLatin America ProFund	$66,000	$229,000	$168,000	$185,000	$407,000	$371,000
UltraMid-Cap ProFund	490,000	1,661,000	1,229,000	1,352,000	2,953,000	2,628,000
UltraNasdaq-100 ProFund	3,773,000	12,738,000	9,434,000	10,379,000	22,646,000	20,080,000
UltraShort China ProFund	111,000	379,000	281,000	308,000	674,000	605,000
UltraShort Dow 30 ProFund	174,000	587,000	434,000	478,000	1,046,000	934,000
UltraShort Emerging Markets ProFund	139,000	474,000	351,000	386,000	844,000	755,000
UltraShort International ProFund	220,000	746,000	552,000	607,000	1,327,000	1,185,000
UltraShort Japan ProFund	12,000	43,000	32,000	35,000	77,000	72,000
UltraShort Latin America ProFund	67,000	233,000	172,000	190,000	416,000	378,000
UltraShort Mid-Cap ProFund	79,000	272,000	200,000	221,000	484,000	439,000
UltraShort Nasdaq-100 ProFund	4,239,000	14,314,000	10,603,000	11,663,000	25,449,000	22,562,000
UltraShort Small-Cap ProFund	306,000	1,037,000	768,000	845,000	1,847,000	1,649,000
UltraSmall-Cap ProFund	656,000	2,218,000	1,643,000	1,807,000	3,945,000	3,507,000
U.S. Government Plus ProFund	375,000	1,270,000	939,000	1,034,000	2,257,000	2,009,000
Utilities UltraSector ProFund	111,000	377,000	278,000	308,000	673,000	605,000
	$29,787,000	$100,759,000	$74,611,000	$82,087,000	$179,202,000	$159,313,000

Each repurchase agreement was fully collateralized by U.S. government securities as of October 31, 2022 as follows:

(1)	U.S. Treasury Notes, 2.50%, due 3/31/2027, total value $30,389,839.
(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 2/15/2050, total value $102,842,187.
(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at 10/31/2022, 3.733%, due 11/15/27, total value $76,173,253.
(4)	U.S. Treasury Bills, effective yield or interest rate in effect at 10/31/2022, 1.773%, due 2/21/2023, total value $83,737,058.
(5)	U.S. Treasury Bonds, 2.00% to 2.25%, due 5/15/2041 to 11/15/2041, which had an aggregate value of $182,791,747.
(6)	U.S. Treasury Notes, 0.25% to 2.125%, due 2/29/2024 to 3/15/2024, which had an aggregate value of $162,507,711.

Reverse Repurchase Agreements

As of October 31, 2022, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	3.09%	$11,985,000	11/1/2022	$11,985,000	$11,986,029
Short Bitcoin Strategy ProFund	UMB Bank N.A.	3.09%	199,750	11/1/2022	199,750	199,767

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:

	Counterparty	Reverse Repurchase Agreements (1)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$11,986,029	$11,984,875
Short Bitcoin Strategy ProFund	UMB Bank N.A.	199,767	199,748